UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—October 31, 2019

Item 1: Reports to Shareholders

Annual Report | October 31, 2019 Vanguard Total International Bond Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
About Your Fund’s Expenses	3
Performance Summary	5
Financial Statements	8

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets— affecting stocks, bonds, and commodities— has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

Your Fund’s Performance at a Glance

•     Global markets rallied during the 12 months ended October 31, 2019. Investors were initially worried about slowing global growth, heightened trade tensions, and tightening monetary policies—but they relaxed and again reached for yield as central banks turned more accommodative and growth concerns eased. Global bond yields ended the period lower, pushing bond prices higher.

•     Investor Shares of Vanguard Total International Bond Index Fund returned 10.39%. These results were in line with the 10.53% return of the fund’s benchmark index, a theoretical construct that, unlike your fund, incurs no operating or transaction costs.

•     All 64 countries in the index recorded gains in U.S. dollar terms. Among the largest contributors were Italy and the United Kingdom.

•     By credit quality, returns were highest for Baa-rated issues, the lowest rung on the investment-grade ladder. These bonds returned almost 16% and accounted for a bit less than one-fifth of the index.

•     Longer-dated issues had higher returns than their shorter-dated counterparts. Bonds with maturities of 30 or more years returned nearly 30%.

•     The fund regularly uses derivatives to hedge portfolio risks. The fund’s holdings of forward currency contracts boosted performance.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,053.02	$0.67
ETF Shares	1,000.00	1,053.04	0.36
Admiral™ Shares	1,000.00	1,053.13	0.57
Institutional Shares	1,000.00	1,053.03	0.36
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.55	$0.66
ETF Shares	1,000.00	1,024.85	0.36
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.07% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2019

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Investor Shares	10.39%	4.28%	4.36%	$13,149
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	10.53	4.54	4.63	13,372

“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund ETF Shares Net Asset Value	10.40%	4.31%	4.39%	$13,173
Total International Bond Index Fund ETF Shares Market Price	10.50	4.29	4.42	13,200
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	10.53	4.54	4.63	13,372

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2019
			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Admiral Shares	10.41%	4.30%	4.38%	$13,170
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	10.53	4.54	4.63	13,372

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Institutional Shares	10.42%	4.35%	4.44%	$6,606,850
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	10.53	4.54	4.63	6,685,871

“Since Inception” performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2019

			Since
	One	Five	Inception
	Year	Years	(5/31/2013)
Total International Bond Index Fund ETF Shares Market Price	10.50%	23.40%	32.00%
Total International Bond Index Fund ETF Shares Net Asset Value	10.40	23.49	31.73
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	10.53	24.84	33.72

“Since Inception” performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares’ market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares’ market price was above or below the NAV.

Total International Bond Index Fund

Sector Diversification

As of October 31, 2019

Finance	7.7%
Foreign	80.1
Industrial	6.6
Utilities	1.2
Other	4.4

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Total International Bond Index Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	18,322
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,206
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	5,500	4,285
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	31,600	36,507
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	10,257
Commonwealth Bank of Australia	0.875%	2/19/29	EUR	10,000	11,921
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,337
Commonwealth Bank of Australia	2.750%	11/17/21	AUD	3,100	2,202
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	18,233
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,474
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,769
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,845
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	802
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	5,955
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,273
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	730
National Australia Bank Ltd.	5.000%	3/11/24	AUD	6,750	5,326
Suncorp-Metway Ltd.	3.000%	9/13/23	AUD	2,400	1,747
Suncorp-Metway Ltd.	3.250%	8/24/26	AUD	1,000	748
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,379
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,357
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,938
Westpac Banking Corp.	1.375%	5/17/32	EUR	10,000	12,623
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,200	8,236
Westpac Banking Corp.	2.750%	8/31/22	AUD	13,200	9,466
Westpac Banking Corp.	5.250%	11/21/23	AUD	3,500	2,774
					205,712
Corporate Bonds (0.5%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	4,380	3,167
AMP Capital Wholesale Office Fund	4.750%	10/7/21	AUD	1,000	716
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	345
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	10,154
APT Pipelines Ltd.	3.500%	3/22/30	GBP	12,300	17,737
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,461
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	723
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,637
Aurizon Network Pty Ltd.	4.000%	6/21/24	AUD	1,520	1,119
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,300	3,826
Ausgrid Finance Pty Ltd.	3.750%	10/30/24	AUD	6,000	4,469
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,700	3,232

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,021
	AusNet Services Holdings Pty Ltd.	4.200%	8/21/28	AUD	2,800	2,234
	AusNet Services Holdings Pty Ltd.	4.400%	8/16/27	AUD	1,040	834
	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	AUD	1,490	1,140
	Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	11,401
	Australia & New Zealand Banking Group Ltd.	2.950%	7/16/21	AUD	700	496
	Australia & New Zealand Banking Group Ltd.	3.100%	2/8/24	AUD	13,816	10,111
	Australia & New Zealand Banking Group Ltd.	3.300%	3/7/22	AUD	800	576
	Australia & New Zealand Banking Group Ltd.	3.350%	5/9/23	AUD	400	293
	Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,742
	Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,238
	Australian Gas Networks Vic 3 Pty Ltd.	4.500%	12/17/21	AUD	270	197
	Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	567
	BHP Billiton Finance Ltd.	0.750%	10/28/22	EUR	200	228
	BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,100	6,142
	BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	4,294
	BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	22,462
	BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	9,175	16,615
1	BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	300	407
1	BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,213
	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	AUD	3,810	2,864
	Caltex Australia Ltd.	4.000%	4/17/25	AUD	14,200	10,600
	Commonwealth Bank of Australia	0.375%	2/10/21	EUR	1,500	1,688
	Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	13,819
	Commonwealth Bank of Australia	1.125%	1/18/28	EUR	3,000	3,592
	Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	129
1	Commonwealth Bank of Australia	1.936%	10/3/29	EUR	19,000	22,124
1	Commonwealth Bank of Australia	2.000%	4/22/27	EUR	7,100	8,220
	Commonwealth Bank of Australia	2.750%	8/16/21	AUD	750	530
	Commonwealth Bank of Australia	2.900%	7/12/21	AUD	46,170	32,670
	Commonwealth Bank of Australia	3.000%	1/11/24	AUD	17,500	12,750
	Commonwealth Bank of Australia	3.200%	8/16/23	AUD	600	439
	Commonwealth Bank of Australia	3.250%	1/17/22	AUD	1,050	754
	Commonwealth Bank of Australia	3.250%	3/31/22	AUD	2,600	1,872
	Commonwealth Bank of Australia	3.250%	4/25/23	AUD	1,000	730
	ConnectEast Finance Pty Ltd.	4.250%	2/25/22	AUD	930	674
	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	AUD	2,890	2,198
	ETSA Utilities Finance Pty Ltd.	3.500%	8/29/24	AUD	930	687
	Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,625
	Incitec Pivot Ltd.	4.300%	3/18/26	AUD	2,040	1,525
	Lonsdale Finance Pty Ltd.	3.900%	10/15/25	AUD	5,030	3,783
	Macquarie Bank Ltd.	0.375%	3/3/21	EUR	6,000	6,752
	Macquarie Bank Ltd.	1.125%	1/20/22	EUR	3,600	4,121
	Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,329
1	Macquarie Group Ltd.	1.250%	3/5/25	EUR	20,000	23,099
	Macquarie Group Ltd.	3.250%	12/15/21	AUD	500	354
	National Australia Bank Ltd.	0.250%	1/19/23	CHF	2,600	2,682
	National Australia Bank Ltd.	0.250%	5/20/24	EUR	10,000	11,259
	National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	10,290
	National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,413
	National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	114
	National Australia Bank Ltd.	0.625%	9/18/24	EUR	2,500	2,862
	National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,100	20,636
	National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,077

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	652
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	6,847
National Australia Bank Ltd.	2.750%	4/16/21	AUD	40,700	28,642
National Australia Bank Ltd.	2.900%	2/26/24	AUD	16,300	11,841
National Australia Bank Ltd.	3.000%	2/10/23	AUD	2,100	1,518
National Australia Bank Ltd.	3.250%	3/24/22	AUD	1,800	1,295
National Australia Bank Ltd.	5.125%	12/9/21	GBP	5,500	7,717
Origin Energy Finance Ltd.	1.000%	9/17/29	EUR	5,000	5,516
Pacific National Finance Pty Ltd.	5.250%	5/19/25	AUD	5,690	4,447
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	7,500	5,446
Qantas Airways Ltd.	7.500%	6/11/21	AUD	10,600	7,970
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,730	1,365
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	380
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	8,299
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,745
Scentre Group Trust 1	3.875%	7/16/26	GBP	7,000	10,136
Scentre Group Trust 1	4.500%	9/8/21	AUD	2,500	1,803
Scentre Group Trust 1 / Scentre Group Trust 2	1.375%	3/22/23	EUR	5,000	5,789
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/29	EUR	5,000	5,920
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/28	EUR	9,000	10,928
Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	4,100	5,447
Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,818
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,500	13,570
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,222
Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	615
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	122
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	2,020	1,486
Telstra Corp. Ltd.	4.000%	4/19/27	AUD	2,000	1,551
Toyota Finance Australia Ltd.	3.300%	11/22/23	AUD	550	403
Transurban Finance Co. Pty Ltd.	1.750%	3/29/28	EUR	5,000	6,033
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,584
United Energy Distribution Pty Ltd.	3.500%	9/12/23	AUD	560	408
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	3,050	2,288
University of Technology Sydney	3.750%	7/20/27	AUD	300	235
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,740
Volkswagen Financial Services Australia Pty Ltd.	3.250%	4/13/21	AUD	900	632
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	572
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,606
Wesfarmers Ltd.	3.660%	11/18/20	AUD	2,300	1,622
Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,124
Westpac Banking Corp.	0.375%	3/5/23	EUR	8,000	9,025
Westpac Banking Corp.	0.500%	12/4/23	EUR	1,000	1,148
Westpac Banking Corp.	0.500%	5/17/24	EUR	2,500	2,872
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,717
Westpac Banking Corp.	0.875%	2/16/21	EUR	6,000	6,782
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	234
Westpac Banking Corp.	1.125%	9/5/27	EUR	11,100	13,248
Westpac Banking Corp.	1.450%	7/17/28	EUR	800	983
Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,118

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Westpac Banking Corp.	3.000%	4/24/24	AUD	800	584
	Westpac Banking Corp.	3.100%	6/3/21	AUD	500	354
	Westpac Banking Corp.	3.125%	10/27/22	AUD	1,800	1,302
	Westpac Banking Corp.	3.250%	11/16/23	AUD	600	441
	Westpac Banking Corp.	4.125%	6/4/26	AUD	1,700	1,331
	WSO Finance Pty Ltd.	4.500%	3/31/27	AUD	3,450	2,719
						629,250

Sovereign Bonds (2.0%)
	Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,882
	Commonwealth of Australia	1.500%	6/21/31	AUD	35,000	24,981
	Commonwealth of Australia	1.750%	11/21/20	AUD	39,773	27,668
	Commonwealth of Australia	2.000%	12/21/21	AUD	145,000	102,435
	Commonwealth of Australia	2.250%	11/21/22	AUD	50,000	35,959
	Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	42,988
	Commonwealth of Australia	2.500%	5/21/30	AUD	109,800	85,910
	Commonwealth of Australia	2.750%	4/21/24	AUD	104,800	78,294
	Commonwealth of Australia	2.750%	11/21/27	AUD	116,000	90,273
	Commonwealth of Australia	2.750%	11/21/28	AUD	289,715	227,873
	Commonwealth of Australia	2.750%	11/21/29	AUD	122,000	97,033
	Commonwealth of Australia	2.750%	6/21/35	AUD	93,365	77,066
	Commonwealth of Australia	2.750%	5/21/41	AUD	28,348	23,613
	Commonwealth of Australia	3.000%	3/21/47	AUD	71,000	62,654
	Commonwealth of Australia	3.250%	4/21/25	AUD	182,790	141,679
	Commonwealth of Australia	3.250%	4/21/29	AUD	240,000	197,056
	Commonwealth of Australia	3.250%	6/21/39	AUD	69,700	62,113
	Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	38,342
	Commonwealth of Australia	4.250%	4/21/26	AUD	152,914	127,055
	Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	40,675
	Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	139,232
	Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	80,412
	Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	46,318
	Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	79,828
	National Housing Finance and Investment Corp.	2.380%	3/28/29	AUD	2,110	1,574
	New South Wales Treasury Corp.	3.000%	5/20/27	AUD	55,975	43,084
	New South Wales Treasury Corp.	3.000%	3/20/28	AUD	49,000	37,898
	New South Wales Treasury Corp.	3.000%	11/15/28	AUD	20,000	15,520
	New South Wales Treasury Corp.	3.000%	4/20/29	AUD	23,331	18,131
	New South Wales Treasury Corp.	3.000%	2/20/30	AUD	30,960	24,183
	New South Wales Treasury Corp.	4.000%	4/8/21	AUD	11,000	7,910
	New South Wales Treasury Corp.	4.000%	4/20/23	AUD	31,000	23,528
	New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	4,039
	New South Wales Treasury Corp.	5.000%	8/20/24	AUD	21,200	17,254
	New South Wales Treasury Corp.	6.000%	3/1/22	AUD	35,050	26,950
	New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,957
	Northern Territory Treasury Corp.	2.500%	11/21/22	AUD	500	358
	Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	367
	Northern Territory Treasury Corp.	2.750%	4/21/27	AUD	10,400	7,729
	Northern Territory Treasury Corp.	4.250%	9/20/21	AUD	2,200	1,605
	Optus Finance Pty Ltd.	3.250%	8/23/22	AUD	300	216
	Optus Finance Pty Ltd.	3.250%	9/6/23	AUD	550	400
[2]	Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	13,602
[2]	Queensland Treasury Corp.	3.000%	3/22/24	AUD	10,000	7,444
[2]	Queensland Treasury Corp.	3.250%	7/21/26	AUD	42,500	32,913

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,200	33,189
2	Queensland Treasury Corp.	3.250%	8/21/29	AUD	15,000	11,877
2	Queensland Treasury Corp.	3.500%	8/21/30	AUD	17,000	13,826
2	Queensland Treasury Corp.	4.200%	2/20/47	AUD	7,360	7,043
2	Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	33,056
2	Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	34,548
	Queensland Treasury Corp.	5.500%	6/21/21	AUD	47,500	35,122
	Queensland Treasury Corp.	5.750%	7/22/24	AUD	38,200	31,897
	Queensland Treasury Corp.	6.000%	7/21/22	AUD	59,600	46,546
	Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,650	3,919
	SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,334
	SGSP Australia Assets Pty Ltd.	3.750%	6/28/23	AUD	900	667
	SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,354
	SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,400	3,197
	South Australian Government Financing Authority	1.500%	9/22/22	AUD	22,800	15,935
	South Australian Government Financing Authority	2.250%	8/15/24	AUD	15,000	10,867
	South Australian Government Financing Authority	2.750%	4/16/25	AUD	11,000	8,183
	South Australian Government Financing Authority	2.750%	5/24/30	AUD	18,000	13,682
	South Australian Government Financing Authority	3.000%	7/20/26	AUD	6,500	4,957
	South Australian Government Financing Authority	3.000%	9/20/27	AUD	1,250	962
	South Australian Government Financing Authority	3.000%	5/24/28	AUD	5,890	4,539
	South Australian Government Financing Authority	4.250%	11/20/23	AUD	5,000	3,880
	South Australian Government Financing Authority	5.000%	5/20/21	AUD	10,000	7,318
	Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,890
	Treasury Corp. of Victoria	2.250%	10/29/21	AUD	10,000	7,066
	Treasury Corp. of Victoria	2.500%	10/22/29	AUD	17,000	12,721
	Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,620	19,932
	Treasury Corp. of Victoria	4.250%	12/20/32	AUD	20,500	18,282
	Treasury Corp. of Victoria	5.500%	12/17/24	AUD	14,000	11,744
	Treasury Corp. of Victoria	5.500%	11/17/26	AUD	45,800	40,585
	Treasury Corp. of Victoria	6.000%	10/17/22	AUD	32,000	25,266
	Western Australian Treasury Corp.	2.500%	7/23/24	AUD	43,000	31,468
	Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	32,559
	Western Australian Treasury Corp.	2.750%	7/24/29	AUD	5,000	3,800
	Western Australian Treasury Corp.	3.000%	10/21/26	AUD	35,000	26,757
	Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,691
	Western Australian Treasury Corp.	3.250%	7/20/28	AUD	23,000	18,087
	Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	9,996
	Western Australian Treasury Corp.	6.000%	10/16/23	AUD	10,000	8,202
						2,832,945
Total Australia (Cost $3,657,300)						3,667,907

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,932
	Erste Group Bank AG	3.500%	2/8/22	EUR	1,500	1,818
	Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,349
	Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,125
	Hypoe NOE Landesbank fuer Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,414
	KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,286
	Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,245
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	403
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	350
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/28	EUR	3,000	3,596
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.125%	9/12/22	EUR	3,920	4,681
	UniCredit Bank Austria AG	0.250%	6/4/27	EUR	10,000	11,411
	UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	585
	UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,724
	UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,317
	UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,360
						52,596
Corporate Bonds (0.1%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	9/3/27	EUR	7,000	7,502
	Borealis AG	1.750%	12/10/25	EUR	300	358
	Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	4,826
	Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	17,563
	Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	19,133
	Erste Group Bank AG	0.875%	5/15/34	EUR	10,000	12,082
	Erste Group Bank AG	7.125%	10/10/22	EUR	1,700	2,273
	JAB Holdings BV	1.250%	5/22/24	EUR	10,100	11,791
	JAB Holdings BV	1.750%	6/25/26	EUR	14,000	16,719
	JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,543
	JAB Holdings BV	2.500%	6/25/29	EUR	11,300	14,213
	OMV AG	0.750%	12/4/23	EUR	2,500	2,868
	OMV AG	1.000%	12/14/26	EUR	3,450	4,060
	OMV AG	1.875%	12/4/28	EUR	2,200	2,769
	OMV AG	2.625%	9/27/22	EUR	200	240
	OMV AG	3.500%	9/27/27	EUR	2,900	4,044
	OMV AG	4.250%	10/12/21	EUR	1,100	1,331
1	OMV AG	5.250%	12/29/49	EUR	1,600	1,963
1	OMV AG	6.250%	12/29/49	EUR	3,300	4,684
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/33	EUR	5,000	6,398
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/29	EUR	12,100	14,542
	Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	5,939
	Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	612
1	UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,200	4,452
1	UNIQA Insurance Group AG	6.875%	7/31/43	EUR	1,200	1,602
1	Vienna Insurance Group AG Wiener Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,581
						167,088

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (1.2%)
3	Autobahnen- Und Schnellstrassen-Finanzierungs AG	0.100%	7/9/29	EUR	9,000	10,176
3	Autobahnen- Und Schnellstrassen-Finanzierungs AG	0.250%	10/18/24	EUR	27,000	31,074
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	1.375%	4/9/21	EUR	17,000	19,482
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	2.750%	6/11/32	EUR	500	732
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,781
3	Autobahnen- Und Schnellstrassen-Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,718
3	Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,595
3	Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	43,163
3	OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,340
3	OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,257
3	OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	4,062
3	OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,829
3	OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,528
3	OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,193
3	OeBB-Infrastruktur AG	3.000%	10/24/33	EUR	150	229
3	OeBB-Infrastruktur AG	3.875%	6/30/25	EUR	10,000	13,817
3	Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,942
3	Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	35,999
3	Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	6,025
3	Oesterreichische Kontrollbank AG	3.200%	8/25/25	AUD	1,500	1,118
2	Republic of Austria	0.000%	9/20/22	EUR	101,250	114,907
2	Republic of Austria	0.000%	7/15/23	EUR	75,000	85,357
2	Republic of Austria	0.000%	7/15/24	EUR	20,000	22,820
2	Republic of Austria	0.500%	4/20/27	EUR	41,000	48,481
2	Republic of Austria	0.500%	2/20/29	EUR	102,876	121,900
2	Republic of Austria	0.750%	10/20/26	EUR	122,200	146,848
2	Republic of Austria	0.750%	2/20/28	EUR	75,000	90,615
2	Republic of Austria	1.200%	10/20/25	EUR	31,000	37,963
2	Republic of Austria	1.500%	2/20/47	EUR	31,800	45,244
2	Republic of Austria	1.500%	11/2/86	EUR	26,898	41,008
2	Republic of Austria	1.650%	10/21/24	EUR	66,900	82,565
2	Republic of Austria	1.750%	10/20/23	EUR	50,930	62,036
2	Republic of Austria	2.100%	9/20/17	EUR	24,067	46,493
2	Republic of Austria	2.400%	5/23/34	EUR	47,605	70,687
2	Republic of Austria	3.150%	6/20/44	EUR	40,245	74,751
2	Republic of Austria	3.400%	11/22/22	EUR	30,300	37,946
2	Republic of Austria	3.500%	9/15/21	EUR	40,435	48,570
2	Republic of Austria	3.650%	4/20/22	EUR	53,160	65,546
2	Republic of Austria	3.800%	1/26/62	EUR	11,100	27,214
2	Republic of Austria	4.150%	3/15/37	EUR	90,565	169,864
2	Republic of Austria	4.850%	3/15/26	EUR	45,250	67,522
	Republic of Austria	6.250%	7/15/27	EUR	2,080	3,505
						1,722,902
Total Austria (Cost $1,847,302)						1,942,586

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Belgium (2.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Belfius Bank SA/NV	0.125%	9/14/26	EUR	10,000	11,343
	Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	33,767
	Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	235
	Belfius Bank SA/NV	1.750%	6/24/24	EUR	600	732
	Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	4,095
	KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,678
						55,850
Corporate Bonds (0.3%)
	Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,571
	Anheuser-Busch InBev Finance Inc.	3.375%	1/25/23	CAD	10,000	7,820
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,000	2,405
	Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	21,200	24,151
	Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	10,000	11,835
	Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	6,320	7,574
	Anheuser-Busch InBev SA/NV	1.500%	4/18/30	EUR	900	1,094
	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	EUR	20,700	25,465
	Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	13,900	17,518
	Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	12,000	15,301
	Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	259
	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	21,250	29,589
	Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	10,000	13,765
	Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,721
	Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,100	7,449
	Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	6,063
	Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	16,637
	Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,402
	Argenta Spaarbank NV	1.000%	2/6/24	EUR	8,000	9,224
1	Argenta Spaarbank NV	3.875%	5/24/26	EUR	24,500	28,571
	Belfius Bank SA/NV	0.000%	8/28/26	EUR	5,000	5,466
	Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,576
	Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	11,552
	Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,291
	BNP Paribas Fortis SA	0.625%	10/4/25	EUR	500	584
	BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	11,964
	Brussels Airport Co. NV/SA	1.000%	5/3/24	EUR	16,300	18,827
	Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	118
	Elia System Operator SA/NV	1.500%	9/5/28	EUR	2,500	3,034
1	Elia System Operator SA/NV	2.750%	12/31/49	EUR	500	586
	Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	548
	Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	413
	Ethias SA	5.000%	1/14/26	EUR	8,800	11,581
	Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	14,184
	Euroclear Investments SA	1.125%	12/7/26	EUR	6,000	7,094
	FBG Finance Pty Ltd.	3.250%	9/6/22	AUD	12,550	9,023
	FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	10,000	7,508
	FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	2,420	1,879
	KBC Bank NV	0.375%	9/1/22	EUR	32,000	36,426
	KBC Bank NV	0.750%	10/24/27	EUR	7,300	8,663
	KBC Group NV	0.625%	4/10/25	EUR	5,000	5,681
	KBC Group NV	0.750%	10/18/23	EUR	4,200	4,793
	KBC Group NV	1.000%	4/26/21	EUR	200	227
	KBC Group NV	1.125%	1/25/24	EUR	11,500	13,342

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Solvay SA	1.625%	12/2/22	EUR	8,300	9,666
	Solvay SA	2.750%	12/2/27	EUR	700	917
						430,357
Sovereign Bonds (1.9%)
4	Dexia Credit Local SA	0.200%	3/16/21	EUR	5,000	5,621
	Dexia Credit Local SA	0.500%	1/17/25	EUR	5,000	5,774
4	Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	18,791
4	Dexia Credit Local SA	0.625%	2/3/24	EUR	63,000	72,855
4	Dexia Credit Local SA	0.750%	1/25/23	EUR	28,000	32,307
4	Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,248
4	Dexia Credit Local SA	1.000%	10/18/27	EUR	200	241
4	Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	20,576
4	Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,097
	Flemish Community	0.375%	10/13/26	EUR	5,000	5,757
	Flemish Community	1.000%	10/13/36	EUR	10,400	12,608
	Flemish Community	1.500%	7/12/38	EUR	3,000	3,912
	Flemish Community	1.500%	4/11/44	EUR	3,300	4,294
	Flemish Community	1.875%	6/2/42	EUR	3,500	4,858
	FLUVIUS System Operator CVBA	1.750%	12/4/26	EUR	6,000	7,347
	FLUVIUS System Operator CVBA	2.875%	10/9/23	EUR	3,000	3,693
	FLUVIUS System Operator CVBA	4.500%	11/8/21	EUR	1,500	1,822
2	Kingdom of Belgium	0.200%	10/22/23	EUR	31,500	36,159
2	Kingdom of Belgium	0.500%	10/22/24	EUR	52,000	60,723
2	Kingdom of Belgium	0.800%	6/22/25	EUR	137,510	163,786
2	Kingdom of Belgium	0.800%	6/22/27	EUR	128,800	155,303
2	Kingdom of Belgium	0.800%	6/22/28	EUR	6,741	8,162
2	Kingdom of Belgium	0.900%	6/22/29	EUR	127,231	155,766
2	Kingdom of Belgium	1.000%	6/22/26	EUR	197,864	240,319
2	Kingdom of Belgium	1.000%	6/22/31	EUR	107,200	133,166
	Kingdom of Belgium	1.250%	4/22/33	EUR	30,000	38,588
2	Kingdom of Belgium	1.450%	6/22/37	EUR	17,220	22,818
2	Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	71,179
2	Kingdom of Belgium	1.700%	6/22/50	EUR	47,723	67,503
2	Kingdom of Belgium	1.900%	6/22/38	EUR	111,642	158,486
2	Kingdom of Belgium	2.150%	6/22/66	EUR	48,500	79,018
	Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	86,172
2	Kingdom of Belgium	2.250%	6/22/57	EUR	10,600	17,152
2	Kingdom of Belgium	2.600%	6/22/24	EUR	80,380	102,605
2	Kingdom of Belgium	3.000%	6/22/34	EUR	101,770	160,261
2	Kingdom of Belgium	3.750%	9/28/20	EUR	72,220	83,725
	Kingdom of Belgium	3.750%	6/22/45	EUR	56,445	110,885
	Kingdom of Belgium	4.000%	3/28/22	EUR	29,315	36,365
	Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	67,103
2	Kingdom of Belgium	4.250%	9/28/21	EUR	137,475	167,699
2	Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	105,316
2	Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	150,545
2	Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	10,843
2	Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	8,520
	Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,667
	Proximus SADP	2.375%	4/4/24	EUR	3,100	3,813
						2,715,448
Total Belgium (Cost $3,026,235)						3,201,655

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Brazil (0.0%)
Corporate Bond (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	6,047
Total Brazil (Cost $5,551)					6,047
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,136
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,521
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,988
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,022
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	34,675
Republic of Bulgaria	3.125%	3/26/35	EUR	5,000	7,340
Total Bulgaria (Cost $48,073)					57,682
Canada (5.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,305
Bank of Montreal	0.125%	4/19/21	EUR	200	225
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,239
Bank of Nova Scotia	0.250%	1/11/24	EUR	10,000	11,383
Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	1,933
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	12,408
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	16,865
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,182
National Bank of Canada	0.375%	1/15/24	EUR	5,000	5,720
National Bank of Canada	0.500%	1/26/22	EUR	18,900	21,468
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,720
Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,490
Royal Bank of Canada	0.875%	6/17/22	EUR	7,000	8,053
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,657
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,248
Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	23,942
Toronto-Dominion Bank	0.625%	6/6/25	EUR	14,000	16,305
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,838
					169,981
Corporate Bonds (1.4%)
407 International Inc.	2.430%	5/4/27	CAD	2,000	1,538
407 International Inc.	3.600%	5/21/47	CAD	6,875	5,757
407 International Inc.	3.830%	5/11/46	CAD	10,000	8,666
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,948
407 International Inc.	4.300%	5/26/21	CAD	1,490	1,165
407 International Inc.	4.450%	11/15/41	CAD	5,000	4,644
407 International Inc.	5.750%	2/14/36	CAD	1,995	2,028
55 Ontario School Board Trust	5.900%	6/2/33	CAD	4,335	4,548
Aeroports de Montreal	5.170%	9/17/35	CAD	3,625	3,601
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	2,128
AIMCo Realty Investors LP	2.266%	6/26/24	CAD	5,000	3,806
AIMCo Realty Investors LP	2.712%	6/1/29	CAD	2,000	1,546
AIMCo Realty Investors LP	3.367%	6/1/27	CAD	1,885	1,527
Alberta Powerline LP	4.065%	12/1/53	CAD	5,000	4,344
Alberta Powerline LP	4.065%	3/1/54	CAD	488	424
Alectra Inc.	2.488%	5/17/27	CAD	11,000	8,479
Alectra Inc.	3.458%	4/12/49	CAD	2,000	1,647

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Algonquin Power Co.	4.090%	2/17/27	CAD	800	646
	Algonquin Power Co.	4.600%	1/29/29	CAD	2,266	1,885
	Alimentation Couche-Tard Inc.	1.875%	5/6/26	EUR	100	121
	Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	9,990	7,710
	Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	3,900	3,075
	Alliance Pipeline LP	6.765%	12/31/25	CAD	35	30
	Allied Properties REIT	3.636%	4/21/25	CAD	10,000	7,872
	AltaGas Canada Inc.	4.260%	12/5/28	CAD	1,497	1,260
	AltaGas Ltd.	3.840%	1/15/25	CAD	11,165	8,831
	AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,361
	AltaGas Ltd.	4.990%	10/4/47	CAD	770	643
	AltaLink LP	3.399%	6/6/24	CAD	10,000	8,001
	AltaLink LP	3.668%	11/6/23	CAD	200	161
	AltaLink LP	3.717%	12/3/46	CAD	4,000	3,462
	AltaLink LP	3.990%	6/30/42	CAD	2,925	2,599
	AltaLink LP	4.872%	11/15/40	CAD	5,000	4,930
	AltaLink LP	4.922%	9/17/43	CAD	3,000	3,041
1	Atco Ltd.	5.500%	11/1/78	CAD	1,021	843
	Bank of Montreal	0.050%	12/30/22	CHF	7,000	7,181
	Bank of Montreal	0.200%	1/26/23	EUR	7,600	8,605
	Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,528
	Bank of Montreal	1.625%	6/21/22	GBP	1,100	1,450
	Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,625
	Bank of Montreal	2.270%	7/11/22	CAD	22,000	16,775
	Bank of Montreal	2.280%	7/29/24	CAD	11,900	8,984
1	Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,811
	Bank of Montreal	2.700%	9/11/24	CAD	14,036	10,913
	Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,816
	Bank of Montreal	2.850%	3/6/24	CAD	7,000	5,418
	Bank of Montreal	2.890%	6/20/23	CAD	12,000	9,348
	Bank of Montreal	3.190%	3/1/28	CAD	10,000	8,104
	Bank of Montreal	3.200%	9/7/23	AUD	800	583
	Bank of Montreal	3.250%	10/6/22	AUD	1,900	1,373
1	Bank of Montreal	3.320%	6/1/26	CAD	10,500	8,101
1	Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,259
	Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,324
	Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,293
	Bank of Nova Scotia	1.250%	6/8/22	GBP	500	652
	Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,567
	Bank of Nova Scotia	2.360%	11/8/22	CAD	35,000	26,758
1	Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,469
	Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	11,667
	Bank of Nova Scotia	2.873%	6/4/21	CAD	3,150	2,423
	Bank of Nova Scotia	2.980%	4/17/23	CAD	9,965	7,775
	Bank of Nova Scotia	3.100%	2/2/28	CAD	25,000	20,146
	Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,851
1	Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,379
1	Bank of Nova Scotia	3.890%	1/18/29	CAD	4,855	3,848
	Bankers Hall LP	4.377%	11/20/23	CAD	91	71
	bcIMC Realty Corp.	2.840%	6/3/25	CAD	7,001	5,476
	Bell Canada Inc.	2.900%	8/12/26	CAD	3,000	2,295
	Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	4,027
	Bell Canada Inc.	3.150%	9/29/21	CAD	20,000	15,448
	Bell Canada Inc.	3.350%	3/22/23	CAD	15,000	11,722

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,728
	Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,379
	Bell Canada Inc.	3.800%	8/21/28	CAD	3,000	2,421
	Bell Canada Inc.	4.350%	12/18/45	CAD	9,150	7,484
	Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	6,742
	Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	3,024
	Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,356
	Bow Centre Street LP	3.797%	6/13/23	CAD	1,564	1,196
	Bridging North America GP	4.341%	8/31/53	CAD	2,178	1,890
	British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	12,495	12,380
	Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,366
	Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,608
	Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	21,000	17,563
	Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,242
	Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,871
	Brookfield Infrastructure Finance ULC	4.193%	9/11/28	CAD	4,248	3,403
	Brookfield Renewable Partners ULC	3.380%	1/15/30	CAD	5,500	4,185
	Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	4,219
	Brookfield Renewable Partners ULC	4.290%	11/5/49	CAD	1,200	918
	Bruce Power LP	2.844%	6/23/21	CAD	3,300	2,528
	Bruce Power LP	3.000%	6/21/24	CAD	2,000	1,547
	Bruce Power LP	3.969%	6/23/26	CAD	5,000	4,038
	Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,780
	Bruce Power LP	4.746%	6/21/49	CAD	3,200	2,701
	Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,751
	Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,500	16,441
	Canadian Imperial Bank of Commerce	0.375%	5/3/24	EUR	19,000	21,245
	Canadian Imperial Bank of Commerce	0.750%	3/22/23	EUR	10,000	11,448
	Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	225	170
	Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	14,000	10,612
	Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,583
	Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,441
	Canadian Imperial Bank of Commerce	2.350%	8/28/24	CAD	8,500	6,504
	Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	9,940	7,763
	Canadian Imperial Bank of Commerce	3.290%	1/15/24	CAD	6,500	5,114
	Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	15,000	12,036
1	Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	20,000	15,392
1	Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	6,230
	Canadian National Railway Co.	2.800%	9/22/25	CAD	4,995	3,924
	Canadian National Railway Co.	3.200%	7/31/28	CAD	2,750	2,215
	Canadian National Railway Co.	3.600%	8/1/47	CAD	9,990	8,343
	Canadian National Railway Co.	3.600%	2/8/49	CAD	180	151
	Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,479
	Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	7,851
	Canadian Natural Resources Ltd.	4.850%	5/30/47	CAD	735	646
	Canadian Pacific Railway Co.	3.150%	3/13/29	CAD	3,134	2,463
	Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,935
	Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,090	6,294
	Canadian Tire Corp. Ltd.	5.610%	9/4/35	CAD	2,000	1,862
	Canadian Western Bank	2.597%	9/6/24	CAD	4,000	3,018
	Canadian Western Bank	2.788%	9/13/21	CAD	4,700	3,598
	Canadian Western Bank	2.924%	12/15/22	CAD	4,700	3,613
	Capital City Link General Partnership	4.386%	3/31/46	CAD	833	725
1	Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,402

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Capital Power Corp.	4.986%	1/23/26	CAD	3,000	2,440
	Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,634
	CCL Industries Inc.	3.864%	4/13/28	CAD	1,620	1,303
	Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	801
	Choice Properties REIT	3.532%	6/11/29	CAD	7,100	5,501
	Choice Properties REIT	3.546%	1/10/25	CAD	8,000	6,280
	Choice Properties REIT	3.556%	9/9/24	CAD	2,032	1,596
	CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,958
	CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,626
1	CIBC Capital Trust	10.250%	6/30/08	CAD	280	255
	Clover LP	4.216%	6/30/34	CAD	1,899	1,525
	Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	198
	Concordia University	6.550%	9/2/42	CAD	3,000	3,616
	Crosslinx Transit Solutions GP	4.651%	9/30/46	CAD	3,133	2,621
	CSS FSCC Partnership	6.915%	7/31/42	CAD	28	29
	CT REIT	3.469%	6/16/27	CAD	1,332	1,040
	CU Inc.	2.963%	9/7/49	CAD	4,500	3,350
	CU Inc.	3.805%	9/10/42	CAD	450	383
	CU Inc.	3.950%	11/23/48	CAD	970	860
	CU Inc.	3.964%	7/27/45	CAD	3,000	2,636
	CU Inc.	4.085%	9/2/44	CAD	5,400	4,814
	CU Inc.	4.211%	10/29/55	CAD	15,000	14,060
	CU Inc.	4.543%	10/24/41	CAD	2,000	1,875
	CU Inc.	4.593%	10/24/61	CAD	125	127
	CU Inc.	4.722%	9/9/43	CAD	3,000	2,905
	CU Inc.	4.801%	11/22/21	CAD	5,500	4,404
	Dollarama Inc.	3.550%	11/6/23	CAD	4,470	3,504
	Edmonton Regional Airports Authority	7.214%	11/1/30	CAD	963	917
	Emera Inc.	2.900%	6/16/23	CAD	28,000	21,579
1	Empire Life Insurance Co.	3.383%	12/16/26	CAD	1,000	772
1	Empire Life Insurance Co.	3.664%	3/15/28	CAD	1,000	783
	Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,537
	Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	5,134
	Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	3,240	2,603
	Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,759
	Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	271
	Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	1,041
	Enbridge Gas Inc.	3.010%	8/9/49	CAD	3,000	2,253
	Enbridge Gas Inc.	3.510%	11/29/47	CAD	4,696	3,856
	Enbridge Inc.	3.160%	3/11/21	CAD	1,839	1,412
	Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,700
	Enbridge Inc.	3.200%	6/8/27	CAD	2,400	1,862
	Enbridge Inc.	3.950%	11/19/24	CAD	3,000	2,411
	Enbridge Inc.	4.240%	8/27/42	CAD	3,360	2,632
	Enbridge Inc.	4.570%	3/11/44	CAD	4,600	3,783
	Enbridge Inc.	4.870%	11/21/44	CAD	4,200	3,596
	Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	4,182
	Enbridge Pipelines Inc.	3.790%	8/17/23	CAD	4,800	3,829
	Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	4,069
	Enbridge Pipelines Inc.	4.330%	2/22/49	CAD	1,500	1,264
	Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	859
	Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,843
	EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	5,784
	EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,985	2,804

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Fairfax Financial Holdings Ltd.	4.230%	6/14/29	CAD	750	581
	Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,932
	Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	2,011
	Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	4,051
	Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	4,060	3,352
	Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,321
	Federated Co-Operatives Ltd.	3.917%	6/17/25	CAD	594	469
	Federation des Caisses Desjardins du Quebec	2.091%	1/17/22	CAD	2,590	1,967
	Federation des Caisses Desjardins du Quebec	3.056%	9/11/23	CAD	5,000	3,920
	First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	8,033
	First Capital Realty Inc.	4.790%	8/30/24	CAD	4,985	4,079
	Fortis Inc.	2.850%	12/12/23	CAD	2,500	1,936
	FortisAlberta Inc.	3.672%	9/9/47	CAD	4,188	3,529
	FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	10,860
	FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	10,837
	FortisBC Inc.	4.000%	10/28/44	CAD	2,100	1,837
	Genworth MI Canada Inc.	4.242%	4/1/24	CAD	1,024	820
	Gibson Energy Inc.	3.600%	9/17/29	CAD	2,800	2,142
	Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	610
	Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	11,849
	Great-West Lifeco Inc.	6.670%	3/21/33	CAD	1,990	2,125
	Greater Toronto Airports Authority	2.730%	4/3/29	CAD	4,300	3,375
	Greater Toronto Airports Authority	2.750%	10/17/39	CAD	7,300	5,523
2	Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,867
	Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,287
	H&R REIT	3.369%	1/30/24	CAD	1,513	1,169
	H&R REIT	3.416%	1/23/23	CAD	5,307	4,108
	Halifax International Airport Authority	5.503%	7/19/41	CAD	204	217
	Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	12,184
	Honda Canada Finance Inc.	3.444%	5/23/25	CAD	4,300	3,416
	Hospital for Sick Children	3.416%	12/7/57	CAD	2,727	2,331
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/45	CAD	5,433	5,108
	HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,948
	HSBC Bank Canada	2.449%	1/29/21	CAD	130	99
	HSBC Bank Canada	2.542%	1/31/23	CAD	9,980	7,625
	HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,308
	HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,832
	Husky Energy Inc.	3.550%	3/12/25	CAD	800	625
	Husky Energy Inc.	3.600%	3/10/27	CAD	6,127	4,780
	Hydro One Inc.	1.840%	2/24/21	CAD	6,360	4,815
	Hydro One Inc.	2.570%	6/25/21	CAD	2,045	1,566
	Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,664
	Hydro One Inc.	2.970%	6/26/25	CAD	245	193
	Hydro One Inc.	3.020%	4/5/29	CAD	3,800	3,006
	Hydro One Inc.	3.200%	1/13/22	CAD	330	256
	Hydro One Inc.	3.630%	6/25/49	CAD	10,385	8,593
	Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,207
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,714
	Hydro One Inc.	3.910%	2/23/46	CAD	3,200	2,751
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,638
	Hydro One Inc.	4.590%	10/9/43	CAD	5,500	5,162

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,721
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	988
	Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,623
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,073
	Hydro One Inc.	7.350%	6/3/30	CAD	2,000	2,159
	IGM Financial Inc.	4.115%	12/9/47	CAD	6,085	4,915
	IGM Financial Inc.	4.206%	3/21/50	CAD	1,400	1,152
	IGM Financial Inc.	4.560%	1/25/47	CAD	900	777
1	Industrial Alliance Insurance & Financial Services Inc.	3.300%	9/15/28	CAD	5,000	3,912
	InPower BC General Partnership	4.471%	3/31/33	CAD	4,689	3,885
	Intact Financial Corp.	2.850%	6/7/27	CAD	375	288
	Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,924
	Intact Financial Corp.	5.160%	6/16/42	CAD	2,980	2,901
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/42	CAD	108	109
	Inter Pipeline Ltd.	2.608%	9/13/23	CAD	5,000	3,797
	Inter Pipeline Ltd.	2.734%	4/18/24	CAD	5,000	3,797
	Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,817
	Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,803
	Inter Pipeline Ltd.	4.637%	5/30/44	CAD	2,535	2,095
	Ivanhoe Cambridge II Inc.	2.909%	6/27/23	CAD	2,546	1,984
	John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,239
	Keyera Corp.	3.934%	6/21/28	CAD	10,000	7,993
	Kingston Solar LP	3.571%	7/31/35	CAD	25	20
	Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,000	3,901
	Loblaw Cos. Ltd.	4.488%	12/11/28	CAD	8,500	7,200
	Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	7,000	5,746
	Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,300	1,256
1	Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,894
	Manulife Bank of Canada	2.844%	1/12/23	CAD	6,175	4,778
1	Manulife Finance Delaware LP	5.059%	12/15/41	CAD	3,700	3,384
1	Manulife Financial Corp.	3.049%	8/20/29	CAD	5,000	3,882
	McGill University	3.975%	1/29/56	CAD	151	143
	McGill University	6.150%	9/22/42	CAD	60	70
	Metro Inc.	3.390%	12/6/27	CAD	15,000	11,806
	Metro Inc.	4.270%	12/4/47	CAD	2,000	1,650
	Metro Inc.	5.970%	10/15/35	CAD	5,048	4,893
	Morguard Corp.	4.715%	1/25/24	CAD	2,781	2,182
	Mountain View Partners GP	3.974%	3/31/51	CAD	115	96
	National Bank of Canada	0.250%	7/24/23	EUR	2,000	2,273
	National Bank of Canada	0.750%	3/13/25	EUR	9,000	10,538
	National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,782
	National Bank of Canada	1.957%	6/30/22	CAD	12,500	9,453
1	National Bank of Canada	3.183%	2/1/28	CAD	9,945	7,643
	Nissan Canada Financial Services Inc.	2.606%	3/5/21	CAD	9,990	7,602
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/27	CAD	10,000	7,671
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.200%	7/22/24	CAD	4,000	3,149
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	3,184
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,818

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/33	CAD	5,500	4,644
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	211
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/39	CAD	1,500	1,295
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,514
2	Northern Courier Pipeline LP	3.365%	6/30/42	CAD	3,650	2,833
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/36	CAD	2,770	2,239
	Northwestern Hydro Acquisition Co. II LP	3.940%	12/31/38	CAD	2,729	2,247
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/42	CAD	5,724	4,833
	Nova Scotia Power Inc.	3.571%	4/5/49	CAD	1,800	1,465
	Nova Scotia Power Inc.	4.500%	7/20/43	CAD	3,308	3,042
	Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	4,442
	OMERS Realty Corp.	2.858%	2/23/24	CAD	4,985	3,889
	OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,099
	OMERS Realty Corp.	3.331%	6/5/25	CAD	3,000	2,401
	OMERS Realty Corp.	3.358%	6/5/23	CAD	4,000	3,167
	OMERS Realty Corp.	3.628%	6/5/30	CAD	4,380	3,662
	Original Wempi Inc.	4.056%	2/13/24	CAD	2,292	1,802
	Original Wempi Inc.	4.309%	2/13/24	CAD	1,719	1,365
	Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/45	CAD	775	648
	Pembina Pipeline Corp.	2.990%	1/22/24	CAD	8,000	6,158
	Pembina Pipeline Corp.	3.310%	2/1/30	CAD	7,400	5,604
	Pembina Pipeline Corp.	3.620%	4/3/29	CAD	3,000	2,344
	Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,851
	Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,457
	Pembina Pipeline Corp.	4.540%	4/3/49	CAD	1,100	881
	Pembina Pipeline Corp.	4.740%	1/21/47	CAD	700	577
	Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,463
	Pembina Pipeline Corp.	4.810%	3/25/44	CAD	9,000	7,458
	Penske Truck Leasing Canada Inc.	2.850%	12/7/22	CAD	1,550	1,188
	Plenary Properties LTAP LP	6.288%	1/31/44	CAD	6,271	6,551
	Power Financial Corp.	6.900%	3/11/33	CAD	1,254	1,307
	Reliance LP	3.750%	3/15/26	CAD	3,775	2,952
	RioCan REIT	2.576%	2/12/25	CAD	4,300	3,233
	RioCan REIT	3.746%	5/30/22	CAD	8,842	6,942
	Rogers Communications Inc.	3.250%	5/1/29	CAD	8,040	6,239
	Rogers Communications Inc.	4.000%	6/6/22	CAD	3,000	2,376
	Rogers Communications Inc.	4.000%	3/13/24	CAD	8,300	6,686
	Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	4,752
	Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,999
	Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	3,219
	Royal Bank of Canada	0.050%	6/19/26	EUR	10,000	11,259
	Royal Bank of Canada	0.125%	7/23/24	EUR	3,000	3,333
	Royal Bank of Canada	0.250%	6/28/23	EUR	16,100	18,297
	Royal Bank of Canada	0.250%	1/29/24	EUR	11,000	12,521
	Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,629
	Royal Bank of Canada	1.125%	12/22/21	GBP	9,300	12,064
	Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,539
	Royal Bank of Canada	1.650%	7/15/21	CAD	37,000	27,918
	Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	19,006

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Royal Bank of Canada	2.000%	3/21/22	CAD	4,455	3,375
	Royal Bank of Canada	2.333%	12/5/23	CAD	8,370	6,402
	Royal Bank of Canada	2.352%	7/2/24	CAD	13,800	10,462
	Royal Bank of Canada	2.360%	12/5/22	CAD	15,000	11,468
1	Royal Bank of Canada	2.740%	7/25/29	CAD	10,000	7,571
	Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,797
1	Royal Bank of Canada	3.310%	1/20/26	CAD	10,900	8,378
1	Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,757
	Royal Office Finance LP	5.209%	11/12/32	CAD	6,715	6,301
	Saputo Inc.	3.603%	8/14/25	CAD	10,000	7,890
1	Scotiabank Capital Trust	5.650%	12/31/56	CAD	3,946	3,793
	SEC LP and Arci Ltd.	5.188%	8/29/33	CAD	2,748	2,273
	Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,078
	Shaw Communications Inc.	4.400%	11/2/28	CAD	2,500	2,074
	Shaw Communications Inc.	5.500%	12/7/20	CAD	3,443	2,704
	Shaw Communications Inc.	6.750%	11/9/39	CAD	7,668	7,738
	SmartCentres REIT	3.834%	12/21/27	CAD	5,000	3,953
	SSL Finance Inc.	4.099%	10/31/45	CAD	3,067	2,587
1	Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,765
	Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,375
1	Sun Life Financial Inc.	5.400%	5/29/42	CAD	3,350	3,269
	Suncor Energy Inc.	3.000%	9/14/26	CAD	11,700	9,107
	Suncor Energy Inc.	4.340%	9/13/46	CAD	1,454	1,260
	TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	2,189
	TELUS Corp.	2.350%	3/28/22	CAD	4,800	3,652
	TELUS Corp.	3.200%	4/5/21	CAD	750	577
	TELUS Corp.	3.300%	5/2/29	CAD	8,000	6,197
	TELUS Corp.	3.350%	4/1/24	CAD	10,700	8,394
	TELUS Corp.	3.625%	3/1/28	CAD	9,600	7,651
	TELUS Corp.	3.750%	1/17/25	CAD	4,460	3,561
	TELUS Corp.	3.750%	3/10/26	CAD	6,894	5,525
	TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,414
	TELUS Corp.	4.400%	1/29/46	CAD	250	202
	TELUS Corp.	4.700%	3/6/48	CAD	2,700	2,291
	TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,213
	TELUS Corp.	4.850%	4/5/44	CAD	9,250	7,937
	Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	6,909
	Teranet Holdings LP	5.754%	12/17/40	CAD	3,395	2,833
	Teranet Holdings LP	6.100%	6/17/41	CAD	400	348
	Thomson Reuters Corp.	3.309%	11/12/21	CAD	2,500	1,935
	THP Partnership	4.394%	10/31/46	CAD	116	101
	TMX Group Ltd.	4.461%	10/3/23	CAD	5,705	4,647
	Toromont Industries Ltd.	3.842%	10/27/27	CAD	6,995	5,667
	Toronto-Dominion Bank	0.100%	7/19/27	EUR	15,000	16,897
	Toronto-Dominion Bank	0.375%	4/25/24	EUR	5,000	5,631
	Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,000	9,207
	Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,294
	Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,563
	Toronto-Dominion Bank	1.909%	7/18/23	CAD	3,000	2,261
	Toronto-Dominion Bank	1.994%	3/23/22	CAD	17,500	13,260
	Toronto-Dominion Bank	2.045%	3/8/21	CAD	10,000	7,598
	Toronto-Dominion Bank	2.496%	12/2/24	CAD	15,512	11,833
	Toronto-Dominion Bank	2.621%	12/22/21	CAD	7,250	5,565
	Toronto-Dominion Bank	2.850%	3/8/24	CAD	5,500	4,262

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,733
1	Toronto-Dominion Bank	3.060%	1/26/32	CAD	9,800	7,465
1	Toronto-Dominion Bank	3.224%	7/25/29	CAD	10,525	8,151
	Toronto-Dominion Bank	3.226%	7/24/24	CAD	15,450	12,297
1	Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	6,292
1	Toronto-Dominion Bank	4.859%	3/4/31	CAD	6,155	5,198
	Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,568
	Toyota Credit Canada Inc.	3.040%	7/12/23	CAD	4,494	3,505
	TransCanada PipeLines Ltd.	3.300%	7/17/25	CAD	3,500	2,765
	TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	3,000	2,368
	TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,901
	TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,160
	TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	6,000	4,775
	TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	4,070
	TransCanada PipeLines Ltd.	4.340%	10/15/49	CAD	7,025	5,734
	TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	3,259
	TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	7,000	5,824
	TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	4,252
	TransEd Partners GP	3.951%	9/30/50	CAD	1,858	1,433
	Trillium Health Partners Volunteers	3.702%	12/20/58	CAD	950	855
	Union Gas Ltd.	3.790%	7/10/23	CAD	29,995	24,047
	Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	2,172
	Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	3,354
	University of Toronto	4.251%	12/7/51	CAD	2,500	2,461
	University of Toronto	5.841%	12/15/43	CAD	130	150
	University of Western Ontario	4.798%	5/24/47	CAD	184	192
	Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	15,267
	Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,326
	Waste Management of Canada Corp.	2.600%	9/23/26	CAD	2,800	2,135
	Westcoast Energy Inc.	3.430%	9/12/24	CAD	6,700	5,309
	Westcoast Energy Inc.	4.791%	10/28/41	CAD	2,214	1,986
	York University	6.480%	3/7/42	CAD	1,725	2,072
						1,942,288
Sovereign Bonds (4.4%)
	Cadillac Fairview Finance Trust	4.310%	1/25/21	CAD	3,650	2,852
	Canada	0.500%	3/1/22	CAD	152,606	113,175
	Canada	0.750%	3/1/21	CAD	95,793	71,924
	Canada	0.750%	9/1/21	CAD	88,250	66,050
	Canada	1.000%	9/1/22	CAD	323,022	241,978
	Canada	1.250%	11/1/21	CAD	7,412	5,597
	Canada	1.500%	8/1/21	CAD	74,047	56,173
	Canada	1.500%	6/1/23	CAD	13,400	10,195
	Canada	1.500%	9/1/24	CAD	257,220	196,033
	Canada	1.750%	5/1/21	CAD	133,921	101,927
	Canada	1.750%	3/1/23	CAD	39,704	30,414
	Canada	2.000%	11/1/20	CAD	60,447	46,044
	Canada	2.000%	9/1/23	CAD	45,786	35,475
	Canada	2.000%	6/1/28	CAD	193,638	153,987
	Canada	2.000%	12/1/51	CAD	20,350	17,082
	Canada	2.250%	2/1/21	CAD	65,792	50,352
	Canada	2.250%	3/1/24	CAD	66,457	52,165
	Canada	2.250%	6/1/29	CAD	172,375	140,641
	Canada	2.500%	6/1/24	CAD	12,130	9,647
	Canada	2.750%	6/1/22	CAD	21,900	17,150

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	2.750%	12/1/48	CAD	65,590	63,255
	Canada	2.750%	12/1/64	CAD	42,994	45,029
	Canada	3.500%	12/1/45	CAD	80,673	85,967
	Canada	4.000%	6/1/41	CAD	100,947	110,020
	Canada	5.000%	6/1/37	CAD	71,895	83,162
	Canada	5.750%	6/1/29	CAD	45,134	47,398
	Canada	5.750%	6/1/33	CAD	76,015	87,777
	Canada	8.000%	6/1/23	CAD	1,100	1,024
	Canada	8.000%	6/1/27	CAD	7,000	7,812
	Canada	9.000%	6/1/25	CAD	12,000	12,789
	Canada	10.500%	3/15/21	CAD	15,000	12,743
2	Canada Housing Trust No. 1	1.150%	12/15/21	CAD	75,854	57,057
2	Canada Housing Trust No. 1	1.250%	12/15/20	CAD	49,950	37,737
2,5	Canada Housing Trust No. 1	1.250%	6/15/21	CAD	57,000	42,957
2	Canada Housing Trust No. 1	1.500%	12/15/21	CAD	600	454
2	Canada Housing Trust No. 1	1.750%	6/15/22	CAD	35,000	26,588
2	Canada Housing Trust No. 1	1.800%	12/15/24	CAD	16,840	12,832
2	Canada Housing Trust No. 1	1.900%	9/15/26	CAD	31,875	24,324
2	Canada Housing Trust No. 1	1.950%	12/15/25	CAD	20,000	15,325
2	Canada Housing Trust No. 1	2.100%	9/15/29	CAD	40,000	31,107
2	Canada Housing Trust No. 1	2.250%	12/15/25	CAD	5,225	4,078
2	Canada Housing Trust No. 1	2.350%	6/15/23	CAD	60,265	46,695
2	Canada Housing Trust No. 1	2.350%	9/15/23	CAD	13,940	10,816
2	Canada Housing Trust No. 1	2.350%	6/15/27	CAD	18,500	14,557
2	Canada Housing Trust No. 1	2.350%	3/15/28	CAD	425	336
2	Canada Housing Trust No. 1	2.400%	12/15/22	CAD	78,140	60,498
2	Canada Housing Trust No. 1	2.550%	12/15/23	CAD	55,795	43,722
2	Canada Housing Trust No. 1	2.550%	3/15/25	CAD	29,000	22,895
2	Canada Housing Trust No. 1	2.650%	3/15/22	CAD	71,500	55,451
2	Canada Housing Trust No. 1	2.650%	3/15/28	CAD	77,305	62,500
2	Canada Housing Trust No. 1	2.650%	12/15/28	CAD	10,900	8,851
2	Canada Housing Trust No. 1	2.900%	6/15/24	CAD	81,650	65,097
2	Canada Housing Trust No. 1	3.150%	9/15/23	CAD	21,270	16,979
2	Canada Housing Trust No. 1	3.350%	12/15/20	CAD	26,000	20,090
2	Canada Housing Trust No. 1	3.800%	6/15/21	CAD	56,000	43,939
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,724
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,580
	City of Montreal	3.000%	9/1/27	CAD	5,000	4,006
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,475
	City of Montreal	3.150%	12/1/36	CAD	5,985	4,849
	City of Montreal	3.500%	9/1/23	CAD	7,450	5,986
	City of Montreal	3.500%	9/1/24	CAD	10,000	8,120
	City of Montreal	3.500%	12/1/38	CAD	6,000	5,103
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,885
	City of Montreal Canada	6.000%	6/1/43	CAD	1,100	1,316
	City of Ottawa Ontario	3.100%	7/27/48	CAD	4,276	3,548
	City of Ottawa Ontario	3.250%	11/10/47	CAD	1,780	1,515
	City of Ottawa Ontario	4.600%	7/14/42	CAD	1,900	1,916
	City of Toronto	2.400%	6/7/27	CAD	1,590	1,224
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,946
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,532
	City of Toronto	3.800%	12/13/42	CAD	19,000	17,152
	City of Toronto	3.900%	9/29/23	CAD	4,732	3,855
	City of Toronto	4.150%	3/10/44	CAD	4,930	4,706

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	City of Toronto	4.700%	6/10/41	CAD	2,000	2,026
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,295
	City of Winnipeg Canada	4.100%	6/1/45	CAD	1,000	948
	City of Winnipeg Canada	4.300%	11/15/51	CAD	4,158	4,214
	Cordelio Amalco GP I	4.087%	6/30/34	CAD	4,324	3,486
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	35,000	40,139
	CPPIB Capital Inc.	0.750%	7/15/49	EUR	4,600	5,269
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,000	19,388
	CPPIB Capital Inc.	3.000%	6/15/28	CAD	7,970	6,496
	ENMAX Corp.	3.836%	6/5/28	CAD	2,000	1,562
	Export Development Canada	1.000%	12/15/20	GBP	2,410	3,130
	Export Development Canada	1.375%	12/8/23	GBP	10,000	13,263
	Export Development Canada	1.650%	7/31/24	CAD	4,170	3,140
	Export Development Canada	1.800%	9/1/22	CAD	195	148
	Export Development Canada	2.400%	6/7/21	AUD	23,864	16,772
	Export Development Canada	2.700%	10/24/22	AUD	5,800	4,173
	Export Development Canada	2.800%	5/31/23	AUD	2,000	1,454
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	5,933
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	3,072
	First Nations Finance Authority	3.050%	6/1/28	CAD	1,035	834
	Hydro Ottawa Holding Inc.	3.991%	5/14/43	CAD	2,100	1,804
	Hydro-Quebec	4.000%	2/15/55	CAD	31,472	33,110
	Hydro-Quebec	5.000%	2/15/45	CAD	28,170	31,734
	Hydro-Quebec	5.000%	2/15/50	CAD	38,100	44,889
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	9,778
	Hydro-Quebec	6.000%	2/15/40	CAD	18,815	22,482
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,765
	Hydro-Quebec	6.500%	2/15/35	CAD	22,500	26,123
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	11,000
	Hydro-Quebec	10.500%	10/15/21	CAD	4,000	3,542
2,5	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	4,817	4,381
2,5	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,423	4,648
2,5	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,794
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,604
	Lower Mattagami Energy LP	4.944%	9/21/43	CAD	255	257
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	5,077
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,362	6,478
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,413
	Municipal Finance Authority of British Columbia	2.150%	6/3/24	CAD	5,390	4,138
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	1,850	1,443
	Municipal Finance Authority of British Columbia	2.550%	10/9/29	CAD	1,195	938
	Municipal Finance Authority of British Columbia	2.600%	4/23/23	CAD	1,848	1,440
	Municipal Finance Authority of British Columbia	2.800%	12/3/23	CAD	6,125	4,822
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	5,985	4,764
	Municipal Finance Authority of British Columbia	3.050%	10/23/28	CAD	7,620	6,204

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	4,030	3,171
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,597
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/37	CAD	2,295	2,156
2,5	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/48	CAD	7,271	7,427
	New Brunswick F-M Project Co. Inc.	6.470%	11/30/27	CAD	970	857
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	3,000	2,611
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,152
2	OMERS Finance Trust	2.600%	5/14/29	CAD	3,000	2,347
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	14,033	14,694
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	9,265
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,199
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,445	1,404
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	10,000	8,015
	Ontario School Boards Financing Corp.	5.483%	11/26/29	CAD	195	170
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	23,055
	OPB Finance Trust	2.980%	1/25/27	CAD	4,985	3,969
	Province of Alberta	0.625%	4/18/25	EUR	10,600	12,309
	Province of Alberta	1.000%	11/15/21	GBP	6,300	8,154
	Province of Alberta	1.350%	9/1/21	CAD	22,745	17,159
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,812
	Province of Alberta	2.050%	6/1/30	CAD	2,000	1,488
	Province of Alberta	2.200%	6/1/26	CAD	20,000	15,327
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,205
	Province of Alberta	2.550%	12/15/22	CAD	3,200	2,485
	Province of Alberta	2.550%	6/1/27	CAD	22,285	17,433
	Province of Alberta	2.650%	9/1/23	CAD	11,000	8,607
	Province of Alberta	2.900%	12/1/28	CAD	24,665	19,822
	Province of Alberta	2.900%	9/20/29	CAD	12,500	10,061
	Province of Alberta	3.050%	12/1/48	CAD	38,566	32,314
	Province of Alberta	3.100%	12/14/26	AUD	2,100	1,589
	Province of Alberta	3.100%	6/1/50	CAD	11,205	9,566
	Province of Alberta	3.300%	12/1/46	CAD	30,665	26,620
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,417
	Province of Alberta	3.450%	12/1/43	CAD	19,075	16,779
	Province of Alberta	3.500%	6/1/31	CAD	4,600	3,914
	Province of Alberta	3.600%	4/11/28	AUD	435	342
	Province of Alberta	3.900%	12/1/33	CAD	7,075	6,273
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,986
	Province of British Columbia	2.200%	6/18/30	CAD	1,495	1,130
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	11,656
	Province of British Columbia	2.550%	6/18/27	CAD	7,360	5,814
	Province of British Columbia	2.700%	12/18/22	CAD	8,402	6,565
	Province of British Columbia	2.800%	6/18/48	CAD	31,496	26,467
	Province of British Columbia	2.850%	6/18/25	CAD	5,185	4,143
	Province of British Columbia	2.950%	12/18/28	CAD	24,932	20,420
	Province of British Columbia	2.950%	6/18/50	CAD	16,715	14,440
	Province of British Columbia	3.200%	6/18/44	CAD	24,500	21,494
	Province of British Columbia	3.250%	12/18/21	CAD	3,870	3,032
	Province of British Columbia	3.300%	12/18/23	CAD	15,275	12,301
	Province of British Columbia	3.700%	12/18/20	CAD	22,000	17,069

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	4.250%	11/27/24	AUD	2,300	1,800
Province of British Columbia	4.300%	6/18/42	CAD	21,705	22,061
Province of British Columbia	4.700%	6/18/37	CAD	3,160	3,208
Province of British Columbia	4.800%	6/15/21	CAD	94	75
Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,486
Province of British Columbia	4.950%	6/18/40	CAD	12,500	13,548
Province of British Columbia	5.700%	6/18/29	CAD	13,575	13,535
Province of British Columbia	6.350%	6/18/31	CAD	15,000	16,209
Province of Manitoba	0.750%	12/15/21	GBP	6,300	8,126
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,793
Province of Manitoba	2.450%	6/2/25	CAD	6,935	5,407
Province of Manitoba	2.550%	6/2/23	CAD	9,405	7,329
Province of Manitoba	2.550%	6/2/26	CAD	19,000	14,885
Province of Manitoba	2.600%	6/2/27	CAD	15,200	11,929
Province of Manitoba	2.750%	6/2/29	CAD	3,580	2,849
Province of Manitoba	2.850%	9/5/46	CAD	10,320	8,251
Province of Manitoba	3.000%	6/2/28	CAD	10,000	8,089
Province of Manitoba	3.150%	9/5/52	CAD	2,750	2,351
Province of Manitoba	3.200%	3/5/50	CAD	4,540	3,930
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,877
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,423
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,726
Province of Manitoba	3.400%	9/5/48	CAD	17,049	15,345
Province of Manitoba	3.450%	3/5/63	CAD	3,597	3,378
Province of Manitoba	4.050%	9/5/45	CAD	6,995	6,849
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,759
Province of Manitoba	4.250%	3/3/25	AUD	1,000	783
Province of Manitoba	4.400%	9/5/25	CAD	6,800	5,844
Province of Manitoba	4.400%	3/5/42	CAD	6,500	6,464
Province of Manitoba	4.600%	3/5/38	CAD	5,675	5,588
Province of Manitoba	4.650%	3/5/40	CAD	4,000	4,057
Province of Manitoba	4.700%	3/5/50	CAD	235	260
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,285
Province of Manitoba	6.300%	3/5/31	CAD	955	1,011
Province of New Brunswick	1.550%	5/4/22	CAD	98	74
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,309
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,842
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,862
Province of New Brunswick	3.050%	8/14/50	CAD	2,500	2,072
Province of New Brunswick	3.100%	8/14/28	CAD	3,765	3,062
Province of New Brunswick	3.100%	8/14/48	CAD	16,480	13,702
Province of New Brunswick	3.550%	6/3/43	CAD	5,800	5,087
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,993
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	7,330
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,798
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,444
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	3,066
Province of New Brunswick	5.500%	1/27/34	CAD	4,000	4,109
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,846
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	11,864
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	7,981
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	12,712
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	10,904	9,803
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,242

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Newfoundland and Labrador	5.700%	10/17/35	CAD	1,000	1,049
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	983
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	12,159
Province of Nova Scotia	3.150%	12/1/51	CAD	5,500	4,817
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,691
Province of Nova Scotia	3.500%	6/2/62	CAD	8,420	8,062
Province of Nova Scotia	4.100%	6/1/21	CAD	7,980	6,285
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	6,027
Province of Nova Scotia	4.500%	6/1/37	CAD	5,000	4,884
Province of Nova Scotia	4.700%	6/1/41	CAD	4,000	4,143
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,116
Province of Ontario	0.375%	6/14/24	EUR	24,200	27,724
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,892
Province of Ontario	1.350%	3/8/22	CAD	32,500	24,450
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,110
Province of Ontario	1.950%	1/27/23	CAD	8,400	6,416
Province of Ontario	2.300%	9/8/24	CAD	20,600	15,993
Province of Ontario	2.400%	6/2/26	CAD	44,280	34,485
Province of Ontario	2.600%	9/8/23	CAD	24,200	18,922
Province of Ontario	2.600%	6/2/25	CAD	77,465	60,960
Province of Ontario	2.600%	6/2/27	CAD	74,500	58,768
Province of Ontario	2.650%	2/5/25	CAD	13,000	10,252
Province of Ontario	2.650%	12/2/50	CAD	44,830	35,914
Province of Ontario	2.700%	6/2/29	CAD	42,500	33,889
Province of Ontario	2.800%	6/2/48	CAD	70,336	57,614
Province of Ontario	2.850%	6/2/23	CAD	77,150	60,740
Province of Ontario	2.900%	6/2/28	CAD	66,932	54,022
Province of Ontario	2.900%	12/2/46	CAD	88,047	72,899
Province of Ontario	2.900%	6/2/49	CAD	74,551	62,470
Province of Ontario	3.100%	8/26/25	AUD	2,000	1,497
Province of Ontario	3.150%	6/2/22	CAD	88,000	69,204
Province of Ontario	3.450%	6/2/45	CAD	83,735	75,758
Province of Ontario	3.500%	6/2/24	CAD	52,610	42,834
Province of Ontario	3.500%	1/27/27	AUD	1,000	773
Province of Ontario	3.500%	6/2/43	CAD	63,350	57,287
Province of Ontario	4.000%	6/2/21	CAD	60,720	47,755
Province of Ontario	4.250%	8/22/24	AUD	1,000	781
Province of Ontario	4.600%	6/2/39	CAD	51,600	52,213
Province of Ontario	4.650%	6/2/41	CAD	72,175	74,963
Province of Ontario	4.700%	6/2/37	CAD	51,200	51,626
Province of Ontario	5.600%	6/2/35	CAD	39,000	42,067
Province of Ontario	5.850%	3/8/33	CAD	22,850	24,579
Province of Ontario	6.200%	6/2/31	CAD	13,000	13,851
Province of Ontario	6.500%	3/8/29	CAD	16,560	17,191
Province of Ontario	7.500%	2/7/24	CAD	2,570	2,400
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,815
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,715
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,940
Province of Quebec	0.875%	1/15/25	EUR	18,300	21,564
Province of Quebec	0.875%	5/4/27	EUR	34,900	41,582
Province of Quebec	0.875%	7/5/28	EUR	3,900	4,663
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,382
Province of Quebec	2.250%	7/17/23	EUR	13,500	16,509
Province of Quebec	2.250%	2/22/24	CAD	5,200	4,020

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Quebec	2.300%	9/1/29	CAD	27,460	21,257
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,241
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,553
Province of Quebec	2.500%	9/1/26	CAD	37,500	29,426
Province of Quebec	2.600%	7/6/25	CAD	835	659
Province of Quebec	2.750%	9/1/25	CAD	28,480	22,635
Province of Quebec	2.750%	9/1/27	CAD	42,178	33,690
Province of Quebec	2.750%	9/1/28	CAD	45,640	36,581
Province of Quebec	3.000%	9/1/23	CAD	34,960	27,732
Province of Quebec	3.100%	12/1/51	CAD	22,060	19,529
Province of Quebec	3.500%	12/1/22	CAD	36,220	28,907
Province of Quebec	3.500%	12/1/45	CAD	56,425	51,907
Province of Quebec	3.500%	12/1/48	CAD	63,900	59,809
Province of Quebec	3.700%	5/20/26	AUD	700	542
Province of Quebec	3.750%	9/1/24	CAD	38,650	31,920
Province of Quebec	4.200%	3/10/25	AUD	1,507	1,177
Province of Quebec	4.250%	12/1/21	CAD	46,000	36,686
Province of Quebec	4.250%	12/1/43	CAD	42,625	43,205
Province of Quebec	4.500%	12/1/20	CAD	22,597	17,650
Province of Quebec	5.000%	12/1/38	CAD	21,900	23,212
Province of Quebec	5.000%	12/1/41	CAD	51,390	56,224
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,478
Province of Quebec	5.750%	12/1/36	CAD	17,240	19,277
Province of Quebec	6.000%	10/1/29	CAD	15,000	15,275
Province of Quebec	6.250%	6/1/32	CAD	21,570	23,515
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,539
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,808
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,822
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,890
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	9,447
Province of Saskatchewan	2.950%	6/2/58	CAD	2,800	2,364
Province of Saskatchewan	3.050%	12/2/28	CAD	3,500	2,861
Province of Saskatchewan	3.100%	6/2/50	CAD	8,995	7,702
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,637
Province of Saskatchewan	3.300%	6/2/48	CAD	16,920	14,932
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	3,054
Province of Saskatchewan	3.750%	3/5/54	CAD	3,795	3,708
Province of Saskatchewan	3.900%	6/2/45	CAD	8,200	7,820
Province of Saskatchewan	4.750%	6/1/40	CAD	7,400	7,607
Province of Saskatchewan	5.000%	3/5/37	CAD	240	246
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	5,908
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,518
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	3,072
PSP Capital Inc.	3.000%	11/5/25	CAD	6,170	4,970
PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	15,995
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,679
Regional Municipality of York	2.350%	6/9/27	CAD	4,990	3,847
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,337
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,918
Regional Municipality of York	4.000%	5/31/32	CAD	1,500	1,334
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,155
South Coast British Columbia Transportation Authority	3.150%	11/16/48	CAD	4,394	3,692

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Toronto Hydro Corp.	2.520%	8/25/26	CAD	5,500	4,271
	Toronto Hydro Corp.	3.485%	2/28/48	CAD	4,500	3,761
						6,120,206
Total Canada (Cost $8,062,660)						8,232,475
Chile (0.0%)
Sovereign Bonds (0.0%)
	Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,645
1	Republic of Chile	0.830%	7/2/31	EUR	5,430	6,197
1	Republic of Chile	1.440%	2/1/29	EUR	15,000	18,111
	Republic of Chile	1.750%	1/20/26	EUR	100	121
	Republic of Chile	1.875%	5/27/30	EUR	19,900	25,154
Total Chile (Cost $53,147)						53,228
China (0.8%)
Sovereign Bonds (0.8%)
	Agricultural Development Bank of China	3.750%	1/25/29	CNH	275,200	38,646
	Agricultural Development Bank of China	4.000%	11/12/25	CNH	339,900	48,706
	Bank of China Ltd.	3.300%	11/20/20	HKD	19,000	2,448
	China Development Bank	0.375%	11/16/21	EUR	21,900	24,601
	China Development Bank	0.500%	6/1/21	EUR	22,800	25,623
	China Development Bank	0.625%	12/12/22	EUR	3,400	3,852
	China Development Bank	0.875%	1/24/24	EUR	1,600	1,834
	China Development Bank	3.030%	1/18/22	CNH	899,800	127,684
	China Development Bank	3.300%	2/1/24	CNH	399,900	56,409
	China Development Bank	3.500%	8/13/26	CNH	205,300	28,596
	China Development Bank	3.680%	2/26/26	CNH	1,063,800	150,252
	China Development Bank	4.010%	1/9/37	CNH	99,900	14,074
	China Government Bond	3.000%	10/18/20	CNH	859,700	122,578
	China Government Bond	3.220%	12/6/25	CNH	328,600	46,597
	China Government Bond	3.250%	6/6/26	CNH	742,800	105,720
	China Government Bond	3.860%	7/22/49	CNH	265,200	37,419
	Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,226
	Export-Import Bank of China	0.750%	5/28/23	EUR	33,200	37,855
	Export-Import Bank of China	3.280%	2/11/24	CNH	364,800	51,379
	Industrial & Commercial Bank of China Ltd.	0.250%	4/25/22	EUR	4,611	5,155
	People’s Republic of China	3.290%	10/18/23	CNH	529,800	76,043
	People’s Republic of China	3.970%	7/23/48	CNH	250,000	36,081
	Sinopec Group Overseas Development 2015 Ltd.	1.000%	4/28/22	EUR	22,750	25,851
	State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,742
	State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	7,000	8,163
	Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,641
Total China (Cost $1,126,641)						1,088,175
Colombia (0.0%)
Sovereign Bond (0.0%)
1	Republic of Colombia	3.875%	3/22/26	EUR	5,000	6,622
Total Colombia (Cost $6,438)						6,622
Croatia (0.0%)
Sovereign Bonds (0.0%)
	Republic of Croatia	1.125%	6/19/29	EUR	7,000	8,186
	Republic of Croatia	2.700%	6/15/28	EUR	5,800	7,662

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Croatia	2.750%	1/27/30	EUR	5,000	6,734
Republic of Croatia	3.000%	3/11/25	EUR	2,000	2,553
Republic of Croatia	3.000%	3/20/27	EUR	2,000	2,644
Total Croatia (Cost $27,322)					27,779
Cyprus (0.0%)
Sovereign Bond (0.0%)
Republic of Cyprus	2.750%	2/26/34	EUR	5,000	6,960
Total Cyprus (Cost $6,094)					6,960
Czech Republic (0.2%)
Corporate Bonds (0.0%)
CPI Property Group SA	1.450%	4/14/22	EUR	5,100	5,820
CPI Property Group SA	2.125%	10/4/24	EUR	9,400	10,975
					16,795
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	2,500	3,237
CEZ AS	4.875%	4/16/25	EUR	12,500	17,216
CEZ AS	5.000%	10/19/21	EUR	2,000	2,443
Czech Republic	0.450%	10/25/23	CZK	469,910	19,909
Czech Republic	0.950%	5/15/30	CZK	910,000	37,880
Czech Republic	1.000%	6/26/26	CZK	167,800	7,196
Czech Republic	2.000%	10/13/33	CZK	120,000	5,594
Czech Republic	2.400%	9/17/25	CZK	250,000	11,613
Czech Republic	2.500%	8/25/28	CZK	370,000	17,622
Czech Republic	2.750%	7/23/29	CZK	688,340	33,704
Czech Republic	3.625%	4/14/21	EUR	13,155	15,511
Czech Republic	3.750%	9/12/20	CZK	489,910	21,832
Czech Republic	3.850%	9/29/21	CZK	350,000	16,025
Czech Republic	3.875%	5/24/22	EUR	9,950	12,311
Czech Republic	4.200%	12/4/36	CZK	418,350	25,766
Czech Republic	4.700%	9/12/22	CZK	130,000	6,230
Czech Republic	4.850%	11/26/57	CZK	80,000	5,924
Czech Republic	5.700%	5/25/24	CZK	220,000	11,590
					271,603
Total Czech Republic (Cost $282,460)					288,398
Denmark (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,582
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,437
Danske Bank A/S	3.750%	6/23/22	EUR	500	618
DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	31,104
Jyske Realkredit A/S	0.250%	4/1/21	EUR	10,800	12,145
Jyske Realkredit A/S	0.250%	7/1/23	EUR	8,000	9,087
Jyske Realkredit A/S	0.500%	10/1/26	EUR	22,180	25,686
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	30,799
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	756	123
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	43,574
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	53,570
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	117,992	17,888
					238,613

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.2%)
	AP Moller - Maersk A/S	1.750%	3/18/21	EUR	3,700	4,225
	AP Moller - Maersk A/S	1.750%	3/16/26	EUR	4,600	5,308
	Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	568
	Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	20,938
	Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	145
1	Danica Pension Livsforsikrings AB	4.375%	9/29/45	EUR	3,400	4,303
	Danske Bank A/S	0.125%	2/14/22	EUR	21,670	24,412
	Danske Bank A/S	0.250%	11/28/22	EUR	16,700	18,736
	Danske Bank A/S	0.500%	5/6/21	EUR	8,600	9,680
	Danske Bank A/S	0.750%	6/2/23	EUR	16,100	18,374
	Danske Bank A/S	0.875%	5/22/23	EUR	23,600	26,752
	Danske Bank A/S	1.375%	5/24/22	EUR	10,000	11,474
	Danske Bank A/S	1.625%	3/15/24	EUR	3,000	3,506
1	Danske Bank A/S	2.500%	6/21/29	EUR	3,300	3,877
1	Danske Bank A/S	2.750%	5/19/26	EUR	4,800	5,512
	ISS Global A/S	0.875%	6/18/26	EUR	200	226
	ISS Global A/S	1.125%	1/7/21	EUR	14,752	16,628
	ISS Global A/S	1.500%	8/31/27	EUR	20,100	23,691
	ISS Global A/S	2.125%	12/2/24	EUR	500	605
1	Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	17,690
	Jyske Realkredit A/S	0.375%	4/1/25	EUR	7,000	8,026
	Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	21,417
	Nykredit Realkredit A/S	0.750%	7/14/21	EUR	300	339
1	Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	9,006
	Sydbank A/S	1.250%	2/4/22	EUR	10,000	11,397
	Sydbank A/S	1.375%	9/18/23	EUR	10,000	11,586
						278,421
Sovereign Bonds (0.4%)
	Kingdom of Denmark	0.500%	11/15/27	DKK	461,000	74,591
2	Kingdom of Denmark	0.500%	11/15/29	DKK	250,000	40,684
	Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	39,444
	Kingdom of Denmark	1.750%	11/15/25	DKK	177,300	30,290
	Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	28,837
	Kingdom of Denmark	4.500%	11/15/39	DKK	672,830	196,608
	Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	15,423
	Kommunekredit	0.250%	3/29/23	EUR	700	798
	Kommunekredit	0.250%	5/15/23	EUR	600	684
	Kommunekredit	0.250%	2/16/24	EUR	2,000	2,287
	Kommunekredit	0.625%	5/11/26	EUR	4,400	5,167
	Kommunekredit	0.750%	5/18/27	EUR	25,578	30,376
	Kommunekredit	2.900%	11/27/26	AUD	1,678	1,247
	Orsted A/S	1.500%	11/26/29	EUR	20,589	25,245
	Orsted A/S	2.500%	5/16/33	GBP	100	139
	Orsted A/S	4.875%	1/12/32	GBP	17,162	29,611
	Orsted A/S	5.750%	4/9/40	GBP	4,000	8,188
1	Orsted A/S	6.250%	6/26/13	EUR	1,045	1,373
						530,992
Total Denmark (Cost $1,007,071)						1,048,026
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
	Aktia Bank Oyj	0.250%	3/31/22	EUR	10,300	11,660
	Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,225

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,384
	Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,701
	Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	15,287
	Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	12,000	14,130
	OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	34,256
	OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	26,060
	OP Mortgage Bank	1.000%	11/28/24	EUR	7,000	8,313
	OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,442
						140,458
Corporate Bonds (0.1%)
	Aktia Bank Oyj	0.375%	3/5/26	EUR	10,000	11,519
	Citycon Oyj	3.750%	6/24/20	EUR	500	570
	Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	11,252
	Nordea Bank AB	1.125%	2/12/25	EUR	4,500	5,290
1	Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,670
	Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,341
	Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,559
	Nordea Bank AB	4.000%	3/29/21	EUR	6,110	7,184
	Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,250
	Nordea Mortgage Bank plc	0.250%	2/28/23	EUR	10,800	12,277
	Nordea Mortgage Bank plc	0.250%	3/18/26	EUR	5,000	5,725
	Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	344
	OP Corporate Bank plc	0.375%	8/29/23	EUR	6,000	6,796
	OP Corporate Bank plc	0.375%	2/26/24	EUR	6,800	7,708
	OP Corporate Bank plc	0.375%	6/19/24	EUR	5,000	5,605
	OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,139
	OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,076
	OP Corporate Bank plc	1.000%	5/22/25	EUR	10,000	11,703
	OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,446
	OP Corporate Bank plc	2.500%	5/20/22	GBP	1,800	2,410
	OP Mortgage Bank	0.050%	2/22/23	EUR	5,000	5,651
	OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,682
	OP Mortgage Bank	0.625%	2/15/29	EUR	10,000	11,791
	Sampo Oyj	1.000%	9/18/23	EUR	500	578
	Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,659
	Stora Enso Oyj	2.500%	6/7/27	EUR	4,500	5,466
	Stora Enso Oyj	2.500%	3/21/28	EUR	100	122
						172,813
Sovereign Bonds (0.5%)
	Finnvera Oyj	0.375%	4/9/29	EUR	10,000	11,636
6	Finnvera Oyj	0.500%	4/13/26	EUR	6,500	7,611
6	Finnvera Oyj	0.625%	11/19/21	EUR	20,000	22,810
	Fortum Oyj	2.125%	2/27/29	EUR	10,580	12,915
	Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,233
	Fortum Oyj	4.000%	5/24/21	EUR	5,000	5,925
	Municipality Finance plc	0.625%	11/26/26	EUR	5,000	5,917
	Municipality Finance plc	0.750%	12/15/20	GBP	1,200	1,553
	Municipality Finance plc	1.250%	2/23/33	EUR	10,000	12,763
	Municipality Finance plc	5.000%	3/20/24	AUD	1,000	795
2	Republic of Finland	0.000%	4/15/22	EUR	26,000	29,436
2	Republic of Finland	0.000%	9/15/23	EUR	33,750	38,433
2	Republic of Finland	0.500%	4/15/26	EUR	36,640	43,191
2	Republic of Finland	0.500%	9/15/27	EUR	11,000	13,033
2	Republic of Finland	0.500%	9/15/29	EUR	69,531	82,600

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Republic of Finland	0.750%	4/15/31	EUR	64,492	78,588
2	Republic of Finland	0.875%	9/15/25	EUR	10,500	12,603
2	Republic of Finland	1.125%	4/15/34	EUR	32,000	41,028
2	Republic of Finland	1.375%	4/15/47	EUR	21,000	29,694
2	Republic of Finland	1.500%	4/15/23	EUR	35,140	42,052
2	Republic of Finland	1.625%	12/15/20	GBP	4,000	5,228
2	Republic of Finland	1.625%	9/15/22	EUR	7,080	8,406
2	Republic of Finland	2.000%	4/15/24	EUR	29,000	36,026
2	Republic of Finland	2.625%	7/4/42	EUR	14,215	24,201
2	Republic of Finland	2.750%	7/4/28	EUR	11,353	15,995
2	Republic of Finland	3.500%	4/15/21	EUR	13,000	15,369
2	Republic of Finland	4.000%	7/4/25	EUR	43,663	61,232
						670,273
Total Finland (Cost $958,443)						983,544
France (11.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
	Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	12,974
	Arkea Home Loans SFH SA	2.375%	7/11/23	EUR	6,000	7,352
	Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,193
	BNP Paribas Home Loan SFH	0.250%	9/2/21	EUR	10,500	11,847
	BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,898
	BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,460
	BPCE SFH SA	0.398%	4/24/25	EUR	20,000	23,022
	BPCE SFH SA	1.000%	2/24/25	EUR	13,500	16,043
	BPCE SFH SA	1.750%	6/27/24	EUR	20,000	24,427
	BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,191
	BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,569
	BPCE SFH SA	4.000%	3/23/22	EUR	20,000	24,642
	Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,421
	Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,058
	Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	11,726
	Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,396
	Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	11,600	15,134
	Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,516
	Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	24,705
	Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,016
	Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,723
	Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	20,000	22,975
	Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	26,622
	Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	21,854
	Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,855
	Caisse Francaise de Financement Local	1.000%	4/25/28	EUR	200	242
	Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	3,400	4,085
	Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	633
	Caisse Francaise de Financement Local	1.500%	6/28/38	EUR	5,000	6,647
	Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	14,903
	Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,439
	Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	8,252
	Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,694
	Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,644
	Cie de Financement Foncier SA	0.200%	9/16/22	EUR	10,000	11,327
	Cie de Financement Foncier SA	0.225%	9/14/26	EUR	5,600	6,397
	Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,101

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	227
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	23,000	26,278
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,566
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	32,000	36,407
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,293
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	7,000	8,206
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	120
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	17,582
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,207
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,006
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	16,400	18,999
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	8,857
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	35,320
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,230
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	16,628	19,827
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	19,967
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,955
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	623
Credit Agricole Home Loan SFH SA	0.050%	8/29/22	EUR	1,000	1,128
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,323
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	5,100	5,872
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,745
Credit Agricole Home Loan SFH SA	0.625%	11/28/22	EUR	16,000	18,385
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,469
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	42,665
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	15,000	18,013
Credit Agricole Home Loan SFH SA	0.875%	5/6/34	EUR	15,000	18,058
Credit Agricole Home Loan SFH SA	1.000%	1/16/29	EUR	5,000	6,075
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	22,573
Credit Agricole Home Loan SFH SA	1.375%	2/3/32	EUR	4,500	5,737
Credit Agricole Home Loan SFH SA	1.500%	9/28/38	EUR	5,000	6,648
Credit Agricole Home Loan SFH SA	3.875%	1/12/21	EUR	7,500	8,787
Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	6,117
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,770
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	1,000	1,142
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	836
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	6,200	7,466
Credit Mutuel - CIC Home Loan SFH SA	0.250%	4/30/24	EUR	5,000	5,713
Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,366
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,566
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	5,856
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	10,189
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	952
Credit Mutuel - CIC Home Loan SFH SA	1.000%	1/30/29	EUR	5,000	6,072
Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,711
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	7,782
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	6,000	7,948
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,663
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,677
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,046
La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,652
La Banque Postale Home Loan SFH SA	0.625%	6/23/27	EUR	2,500	2,936
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	1,000	1,199
La Banque Postale Home Loan SFH SA	1.000%	10/4/28	EUR	5,000	6,063

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	5,958
	Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	5,897
	Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	11,894
	Societe Generale SFH SA	1.625%	1/5/21	EUR	10,900	12,444
	Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	16,478
	Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,447
						992,971
Corporate Bonds (2.2%)
	Accor SA	1.250%	1/25/24	EUR	9,800	11,323
	Accor SA	2.375%	9/17/23	EUR	2,300	2,771
	Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,587
	Air Liquide Finance SA	1.000%	3/8/27	EUR	100	119
	Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,688
	Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,220
	Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,175
	Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,811
	Airbus Finance BV	0.875%	5/13/26	EUR	5,800	6,770
	Airbus Finance BV	1.375%	5/13/31	EUR	6,536	7,962
	Airbus Finance BV	2.125%	10/29/29	EUR	700	919
	Airbus Finance BV	2.375%	4/2/24	EUR	9,300	11,379
	Altarea SCA	2.250%	7/5/24	EUR	10,000	11,755
	APRR SA	1.125%	1/15/21	EUR	13,400	15,127
	APRR SA	1.125%	1/9/26	EUR	10,700	12,666
	APRR SA	1.250%	1/6/27	EUR	10,800	12,961
	APRR SA	1.250%	1/18/28	EUR	1,200	1,442
	APRR SA	1.500%	1/15/24	EUR	600	710
	APRR SA	1.500%	1/25/30	EUR	600	741
	APRR SA	1.500%	1/17/33	EUR	300	370
	APRR SA	1.625%	1/13/32	EUR	9,400	11,696
	APRR SA	1.875%	1/15/25	EUR	2,400	2,921
	APRR SA	1.875%	1/6/31	EUR	200	255
	Arkea Home Loans SFH SA	0.375%	3/4/24	EUR	1,000	1,146
	Arkea Home Loans SFH SA	0.750%	10/5/27	EUR	100	119
	Arkema SA	1.500%	1/20/25	EUR	400	477
	Arkema SA	1.500%	4/20/27	EUR	17,600	21,233
	Atos SE	1.750%	5/7/25	EUR	8,600	10,316
	Auchan Holding SADIR	0.625%	2/7/22	EUR	100	112
	Auchan Holding SADIR	1.750%	4/23/21	EUR	3,100	3,540
	Auchan Holding SADIR	2.375%	12/12/22	EUR	2,000	2,338
	Auchan Holding SADIR	2.375%	4/25/25	EUR	1,300	1,491
	Auchan Holding SADIR	2.625%	1/30/24	EUR	6,900	8,155
	Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	10,700	12,609
	Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,661
	Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	482
	Autoroutes du Sud de la France SA	1.375%	2/21/31	EUR	8,000	9,739
	Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,151
	Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,487
	Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	128
	AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,127
	AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,000	1,141
	AXA Bank Europe SCF	1.375%	4/18/33	EUR	15,600	19,886
	AXA SA	1.125%	5/15/28	EUR	700	853
1	AXA SA	3.250%	5/28/49	EUR	18,300	23,164
1	AXA SA	3.375%	7/6/47	EUR	28,850	36,653

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	AXA SA	3.875%	5/20/49	EUR	4,050	5,100
1	AXA SA	3.941%	11/29/49	EUR	1,930	2,411
1	AXA SA	5.125%	7/4/43	EUR	2,240	2,908
1	AXA SA	5.453%	12/31/49	GBP	150	218
1	AXA SA	5.625%	1/16/54	GBP	10,570	16,726
1	AXA SA	6.686%	7/29/49	GBP	1,800	2,787
	AXA SA	7.125%	12/15/20	GBP	6,290	8,655
	Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	2,000	2,253
	Banque Federative du Credit Mutuel SA	0.384%	10/11/24	JPY	200,000	1,865
	Banque Federative du Credit Mutuel SA	0.443%	10/12/23	JPY	400,000	3,735
	Banque Federative du Credit Mutuel SA	0.500%	11/16/22	EUR	17,000	19,266
	Banque Federative du Credit Mutuel SA	0.750%	6/15/23	EUR	63,100	72,215
	Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	5,200	5,986
	Banque Federative du Credit Mutuel SA	0.750%	6/8/26	EUR	16,800	19,323
	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	44,800	52,788
	Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	10,500	12,720
	Banque Federative du Credit Mutuel SA	1.625%	11/15/27	EUR	4,800	5,656
	Banque Federative du Credit Mutuel SA	1.750%	12/19/24	GBP	5,000	6,583
	Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	5,600	6,693
	Banque Federative du Credit Mutuel SA	2.250%	12/18/23	GBP	6,500	8,724
	Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	21,200	25,990
	Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	6,269
	Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	18,500
	Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,398
	Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,389
	Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	10,263
	Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	19,324	23,952
	Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	5,000	6,333
	Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,700
1	BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,200	1,493
	BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,671
	BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,761
	BNP Paribas SA	1.125%	8/16/22	GBP	4,000	5,188
	BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,273
	BNP Paribas SA	1.125%	10/10/23	EUR	11,800	13,631
	BNP Paribas SA	1.125%	11/22/23	EUR	500	578
	BNP Paribas SA	1.125%	6/11/26	EUR	37,000	43,085
	BNP Paribas SA	1.250%	3/19/25	EUR	10,000	11,687
	BNP Paribas SA	1.500%	11/17/25	EUR	20,500	24,330
	BNP Paribas SA	2.125%	1/23/27	EUR	15,000	18,374
	BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,349
	BNP Paribas SA	2.375%	5/20/24	EUR	8,500	10,472
	BNP Paribas SA	2.375%	2/17/25	EUR	5,000	6,058
1	BNP Paribas SA	2.625%	10/14/27	EUR	4,100	4,863
	BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,071
	BNP Paribas SA	2.875%	9/26/23	EUR	5,550	6,882
1	BNP Paribas SA	2.875%	3/20/26	EUR	6,000	6,934
	BNP Paribas SA	2.875%	10/1/26	EUR	4,800	6,095
	BNP Paribas SA	3.375%	1/23/26	GBP	1,700	2,393
	BNP Paribas SA	4.125%	1/14/22	EUR	200	244
	BNP Paribas SA	4.500%	3/21/23	EUR	160	206
	Bouygues SA	1.375%	6/7/27	EUR	3,700	4,505
	Bouygues SA	3.625%	1/16/23	EUR	2,500	3,129
	Bouygues SA	4.500%	2/9/22	EUR	18,500	22,840

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Bouygues SA	5.500%	10/6/26	GBP	6,100	9,937
	BPCE SA	0.375%	10/5/23	EUR	14,100	15,934
	BPCE SA	0.625%	9/26/24	EUR	6,900	7,807
	BPCE SA	0.640%	1/27/22	JPY	1,700,000	15,821
	BPCE SA	0.875%	1/31/24	EUR	14,200	16,246
	BPCE SA	1.000%	7/15/24	EUR	8,500	9,883
	BPCE SA	1.000%	4/1/25	EUR	15,000	17,279
	BPCE SA	1.000%	10/5/28	EUR	10,000	11,794
	BPCE SA	1.125%	1/18/23	EUR	3,800	4,375
	BPCE SA	2.125%	3/17/21	EUR	9,100	10,472
1	BPCE SA	2.750%	7/8/26	EUR	4,000	4,644
1	BPCE SA	2.750%	11/30/27	EUR	5,100	6,098
	BPCE SA	2.875%	1/16/24	EUR	13,500	16,840
	BPCE SA	4.250%	2/6/23	EUR	100	127
	BPCE SA	4.500%	4/26/28	AUD	1,300	999
	BPCE SA	5.250%	4/16/29	GBP	3,000	4,801
	BPCE SFH SA	0.375%	2/10/23	EUR	5,100	5,823
	BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,563
	BPCE SFH SA	0.625%	9/22/27	EUR	5,000	5,876
	BPCE SFH SA	0.875%	4/13/28	EUR	12,100	14,509
	BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,591
	Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,699
	Caisse Francaise de Financement Local	0.500%	1/19/26	EUR	1,500	1,742
	Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	6,000	7,018
	Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	8,000	9,475
	Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	19,000	23,921
	Caisse Francaise de Financement Local	1.450%	1/16/34	EUR	5,000	6,485
	Caisse Francaise de Financement Local	1.500%	1/13/31	EUR	10,000	12,844
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/28	EUR	5,600	6,849
	Caisse Nationale de Reassurance Mutuelle Agricole Groupama	6.000%	1/23/27	EUR	5,100	7,248
	Capgemini SE	0.500%	11/9/21	EUR	200	225
	Capgemini SE	1.000%	10/18/24	EUR	300	347
	Capgemini SE	1.750%	4/18/28	EUR	9,300	11,486
	Capgemini SE	2.500%	7/1/23	EUR	6,000	7,236
	Carmila SA	2.125%	3/7/28	EUR	1,500	1,765
	Carmila SA	2.375%	9/16/24	EUR	4,100	4,937
	Carrefour SA	0.750%	4/26/24	EUR	9,100	10,364
	Carrefour SA	0.875%	6/12/23	EUR	200	227
	Carrefour SA	1.250%	6/3/25	EUR	17,103	19,973
	Carrefour SA	1.750%	5/4/26	EUR	1,000	1,197
	Cie de Financement Foncier SA	0.375%	12/11/24	EUR	1,500	1,726
	Cie de Financement Foncier SA	0.375%	4/9/27	EUR	5,000	5,769
	Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,481
	Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	13,071
	Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,046
	Cie de Saint-Gobain	1.875%	9/21/28	EUR	100	125
	Cie de Saint-Gobain	1.875%	3/15/31	EUR	11,500	14,260
	Cie Financiere et Industrielle des Autoroutes SA	0.375%	2/7/25	EUR	7,700	8,748
	Cie Financiere et Industrielle des Autoroutes SA	1.125%	10/13/27	EUR	1,000	1,199

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cie Generale des Etablissements Michelin SCA	2.500%	9/3/38	EUR	5,100	7,324
1	CNP Assurances	4.500%	6/10/47	EUR	4,600	6,148
	Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	4,900	5,949
	Compagnie Financiere et Industrielle des Autoroutes SA	5.000%	5/24/21	EUR	17,400	20,942
	Covivio	1.875%	5/20/26	EUR	300	363
1	Credit Agricole Assurances SA	4.250%	12/31/49	EUR	3,000	3,682
1	Credit Agricole Assurances SA	4.750%	9/27/48	EUR	6,600	8,853
	Credit Agricole Public Sector SCF SA	0.500%	10/10/25	EUR	21,600	25,080
	Credit Agricole Public Sector SCF SA	0.625%	3/29/29	EUR	14,000	16,419
	Credit Agricole SA	0.443%	6/9/22	JPY	500,000	4,680
	Credit Agricole SA	0.750%	12/1/22	EUR	5,000	5,725
	Credit Agricole SA	0.875%	1/19/22	EUR	12,400	14,141
	Credit Agricole SA	1.000%	9/16/24	EUR	2,000	2,329
	Credit Agricole SA	1.000%	7/3/29	EUR	27,000	31,664
	Credit Agricole SA	1.375%	5/3/27	EUR	1,200	1,448
	Credit Agricole SA	1.750%	3/5/29	EUR	8,000	9,800
	Credit Agricole SA	1.875%	12/20/26	EUR	10,100	12,367
	Credit Agricole SA	2.000%	3/25/29	EUR	4,600	5,524
	Credit Agricole SA	2.375%	11/27/20	EUR	2,000	2,294
	Credit Agricole SA	2.375%	5/20/24	EUR	9,000	11,090
	Credit Agricole SA	2.625%	3/17/27	EUR	20,100	25,276
	Credit Agricole SA	3.125%	7/17/23	EUR	700	874
	Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,409
	Credit Agricole SA	3.900%	4/19/21	EUR	100	118
	Credit Agricole SA	7.375%	12/18/23	GBP	800	1,271
	Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	36,632
	Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,785
	Credit Mutuel Arkea SA	1.125%	5/23/29	EUR	2,300	2,692
	Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,500	24,927
1	Credit Mutuel Arkea SA	1.875%	10/25/29	EUR	100	114
	Credit Mutuel Arkea SA	3.375%	3/11/31	EUR	3,000	3,890
	Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	19,700	25,682
	Danone SA	0.167%	11/3/20	EUR	27,400	30,653
	Danone SA	0.424%	11/3/22	EUR	6,300	7,123
	Danone SA	0.709%	11/3/24	EUR	600	691
	Danone SA	1.208%	11/3/28	EUR	5,000	6,080
	Danone SA	1.250%	5/30/24	EUR	200	236
	Danone SA	2.250%	11/15/21	EUR	2,000	2,327
	Danone SA	2.600%	6/28/23	EUR	5,700	6,977
	Danone SA	3.600%	11/23/20	EUR	500	580
	Dassault Systemes SE	0.125%	9/16/26	EUR	5,000	5,565
	Dassault Systemes SE	0.375%	9/16/29	EUR	10,000	11,122
	Edenred	1.375%	3/10/25	EUR	100	118
	Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	8,082
	Engie SA	0.500%	3/13/22	EUR	15,200	17,177
	Engie SA	0.875%	3/27/24	EUR	2,100	2,433
	Engie SA	0.875%	9/19/25	EUR	13,500	15,757
	Engie SA	1.375%	6/22/28	EUR	1,700	2,073
	Engie SA	1.375%	2/28/29	EUR	8,700	10,610
	Engie SA	1.375%	6/21/39	EUR	8,000	9,515
1	Engie SA	1.375%	12/31/49	EUR	5,100	5,740
	Engie SA	2.000%	9/28/37	EUR	100	132

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Engie SA	2.375%	5/19/26	EUR	200	257
	Engie SA	2.625%	7/20/22	EUR	800	959
	Engie SA	3.000%	2/1/23	EUR	4,000	4,905
1	Engie SA	3.875%	6/2/49	EUR	3,700	4,630
	Engie SA	5.000%	10/1/60	GBP	3,550	8,005
	Engie SA	5.950%	3/16/11	EUR	6,172	13,132
	Engie SA	6.375%	1/18/21	EUR	30	36
	Engie SA	7.000%	10/30/28	GBP	3,450	6,556
	Eutelsat SA	2.000%	10/2/25	EUR	9,500	11,147
	Eutelsat SA	2.250%	7/13/27	EUR	3,000	3,524
	Gecina SA	1.000%	1/30/29	EUR	2,300	2,699
	Gecina SA	1.375%	6/30/27	EUR	100	121
	Gecina SA	1.375%	1/26/28	EUR	1,100	1,331
	Gecina SA	1.500%	1/20/25	EUR	9,200	10,997
	GELF Bond Issuer I SA	1.125%	7/18/29	EUR	200	224
	Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	2,400	2,803
	Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,300	5,168
	Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	2,078
	HSBC France SA	0.100%	9/3/27	EUR	10,000	10,970
	HSBC France SA	0.200%	9/4/21	EUR	19,000	21,309
	HSBC France SA	0.250%	5/17/24	EUR	3,000	3,375
	HSBC France SA	0.625%	12/3/20	EUR	100	113
	ICADE	1.125%	11/17/25	EUR	10,700	12,497
	ICADE	1.875%	9/14/22	EUR	100	117
	Imerys SA	0.875%	3/31/22	EUR	600	678
	Imerys SA	1.500%	1/15/27	EUR	1,100	1,268
	Imerys SA	2.000%	12/10/24	EUR	600	715
	Indigo Group SAS	1.625%	4/19/28	EUR	500	599
	JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,474
	Kering SA	1.250%	5/10/26	EUR	9,300	11,175
	Klepierre SA	0.625%	7/1/30	EUR	6,000	6,652
	Klepierre SA	1.000%	4/17/23	EUR	2,100	2,416
	Klepierre SA	1.250%	9/29/31	EUR	200	236
	Klepierre SA	1.375%	2/16/27	EUR	1,200	1,434
	Klepierre SA	1.875%	2/19/26	EUR	7,600	9,271
1	La Mondiale SAM	5.050%	12/31/49	EUR	2,800	3,595
	Legrand SA	0.750%	7/6/24	EUR	200	231
	Legrand SA	1.000%	3/6/26	EUR	100	117
	Legrand SA	1.875%	12/16/27	EUR	100	123
	Legrand SA	1.875%	7/6/32	EUR	1,300	1,665
	Legrand SA	3.375%	4/19/22	EUR	300	363
	LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	846
	LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,631
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,276
	LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,698
	LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	114
	Mercialys SA	1.787%	3/31/23	EUR	5,100	5,782
	Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	230
	Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	124
	MMS USA Financing Inc.	0.625%	6/13/25	EUR	12,200	13,514
	MMS USA Financing Inc.	1.250%	6/13/28	EUR	200	226
	Orange SA	0.500%	1/15/22	EUR	500	565
	Orange SA	0.750%	9/11/23	EUR	1,800	2,062
	Orange SA	0.875%	2/3/27	EUR	1,500	1,748

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Orange SA	1.000%	5/12/25	EUR	10,100	11,792
	Orange SA	1.000%	9/12/25	EUR	10,200	11,928
	Orange SA	1.125%	7/15/24	EUR	19,100	22,317
	Orange SA	1.375%	3/20/28	EUR	21,000	25,344
	Orange SA	1.375%	1/16/30	EUR	2,400	2,905
	Orange SA	1.875%	9/12/30	EUR	37,100	47,228
	Orange SA	2.000%	1/15/29	EUR	200	254
	Orange SA	2.500%	3/1/23	EUR	200	242
	Orange SA	3.125%	1/9/24	EUR	300	378
	Orange SA	3.250%	1/15/32	GBP	10,000	14,571
	Orange SA	3.375%	9/16/22	EUR	1,800	2,216
	Orange SA	3.875%	1/14/21	EUR	200	234
1	Orange SA	4.000%	12/31/49	EUR	18,600	22,200
	Orange SA	5.000%	10/1/66	EUR	7,500	10,119
	Orange SA	5.250%	12/5/25	GBP	3,900	6,192
1	Orange SA	5.250%	12/ 31/49	EUR	12,050	15,698
	Orange SA	5.625%	1/23/34	GBP	400	736
1	Orange SA	5.750%	12/31/49	GBP	7,000	10,025
1	Orange SA	5.875%	12/31/49	GBP	8,600	12,059
	Orange SA	7.250%	11/10/20	GBP	400	551
	Orange SA	8.125%	11/20/28	GBP	6,500	12,834
	Orange SA	8.125%	1/28/33	EUR	600	1,270
	Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,604
	Peugeot SA	2.000%	3/20/25	EUR	3,700	4,415
	PSA Tresorerie GIE	6.000%	9/19/33	EUR	3,950	6,421
	Publicis Groupe SA	0.500%	11/3/23	EUR	400	450
	Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,385
	Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,151
	RCI Banque SA	0.250%	7/12/21	EUR	900	1,006
	RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,210
	RCI Banque SA	0.750%	1/12/22	EUR	900	1,012
	RCI Banque SA	0.750%	9/26/22	EUR	10,300	11,582
	RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,221
	RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,525
	RCI Banque SA	1.375%	3/8/24	EUR	11,000	12,564
	RCI Banque SA	1.625%	4/11/25	EUR	9,400	10,792
	RCI Banque SA	1.625%	5/26/26	EUR	1,300	1,470
	RCI Banque SA	1.750%	4/10/26	EUR	2,275	2,596
	RCI Banque SA	1.875%	11/8/22	GBP	1,800	2,350
	Renault SA	1.000%	3/8/23	EUR	600	679
	Renault SA	1.000%	4/18/24	EUR	5,700	6,360
	Renault SA	1.250%	6/24/25	EUR	12,000	13,323
	Renault SA	2.000%	9/28/26	EUR	200	231
	Renault SA	3.125%	3/5/21	EUR	2,125	2,467
	Sanef SA	0.950%	10/19/28	EUR	3,600	4,022
	Sanofi	0.000%	9/13/22	EUR	6,000	6,731
	Sanofi	0.500%	3/21/23	EUR	14,500	16,515
	Sanofi	0.500%	1/13/27	EUR	500	576
	Sanofi	0.875%	9/22/21	EUR	700	796
	Sanofi	1.125%	4/5/28	EUR	10,400	12,546
	Sanofi	1.375%	3/21/30	EUR	18,800	23,339
	Sanofi	1.750%	9/10/26	EUR	7,000	8,688
	Sanofi	1.875%	3/21/38	EUR	7,200	9,806
	Sanofi	2.500%	11/14/23	EUR	5,000	6,135

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,128
	Schneider Electric SE	0.875%	3/11/25	EUR	3,200	3,730
	Schneider Electric SE	1.500%	9/8/23	EUR	400	472
	Schneider Electric SE	1.500%	1/15/28	EUR	11,000	13,495
	Schneider Electric SE	2.500%	9/6/21	EUR	1,100	1,287
1	SCOR SE	3.000%	6/8/46	EUR	1,000	1,252
1	SCOR SE	3.625%	5/27/48	EUR	6,500	8,655
	Societe Generale SA	0.250%	1/18/22	EUR	24,600	27,635
	Societe Generale SA	0.448%	5/26/22	JPY	900,000	8,335
	Societe Generale SA	0.750%	11/25/20	EUR	10,000	11,269
	Societe Generale SA	0.750%	5/26/23	EUR	5,000	5,721
	Societe Generale SA	0.875%	7/1/26	EUR	8,000	9,076
	Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,410
	Societe Generale SA	1.125%	1/23/25	EUR	14,300	16,453
	Societe Generale SA	1.250%	2/15/24	EUR	31,000	35,869
	Societe Generale SA	1.750%	3/22/29	EUR	8,000	9,687
	Societe Generale SA	2.125%	9/27/28	EUR	11,000	13,725
	Societe Generale SA	2.625%	2/27/25	EUR	100	122
	Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,518
	Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,112
	Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,188
	Societe Generale SFH SA	0.250%	9/11/23	EUR	1,100	1,253
	Societe Generale SFH SA	0.500%	1/20/23	EUR	1,700	1,947
	Societe Generale SFH SA	0.500%	1/30/25	EUR	9,000	10,428
	Societe Generale SFH SA	0.500%	1/28/26	EUR	11,200	13,010
	Sodexo SA	2.500%	6/24/26	EUR	600	768
1	Sogecap SA	4.125%	12/31/49	EUR	100	123
	Suez	1.000%	4/3/25	EUR	10,200	11,953
	Suez	1.500%	4/3/29	EUR	9,700	11,952
	Suez	1.625%	9/17/30	EUR	600	753
	Suez	1.750%	9/10/25	EUR	500	611
	Suez	2.750%	10/9/23	EUR	3,000	3,722
	Suez	4.078%	5/17/21	EUR	2,100	2,497
	Suez	4.125%	6/24/22	EUR	400	498
	Suez	5.500%	7/22/24	EUR	7,750	10,951
	TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	948
	TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	25,063
	Terega SA	2.200%	8/5/25	EUR	100	122
	Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	14,953
	Total Capital Canada Ltd.	2.125%	9/18/29	EUR	10,400	13,697
	Total Capital International SA	0.250%	7/12/23	EUR	8,900	10,058
	Total Capital International SA	0.625%	10/4/24	EUR	11,800	13,623
	Total Capital International SA	0.696%	5/31/28	EUR	22,400	26,085
	Total Capital International SA	1.375%	3/19/25	EUR	13,600	16,307
	Total Capital International SA	1.491%	9/4/30	EUR	1,000	1,244
	Total Capital International SA	1.535%	5/31/39	EUR	2,000	2,495
	Total Capital International SA	1.750%	7/7/25	GBP	9,263	12,329
	Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,557
	Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,803
	Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,724
	Total Capital International SA	2.500%	3/25/26	EUR	4,400	5,681
	Total Capital International SA	2.875%	11/19/25	EUR	7,900	10,336
	Total Capital International SA	4.250%	11/26/21	AUD	3,898	2,844
1	Total SA	1.750%	12/31/49	EUR	100	115

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Total SA	2.625%	12/29/49	EUR	18,750	22,604
1	Total SA	2.708%	12/31/49	EUR	13,600	16,201
1	Total SA	3.369%	12/31/49	EUR	7,200	9,171
1	Total SA	3.875%	12/31/49	EUR	8,500	10,275
	Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,390
	UMG Groupe VYV	1.625%	7/2/29	EUR	3,000	3,484
	Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,663
	Unibail-Rodamco SE	1.000%	2/27/27	EUR	10,500	12,189
	Unibail-Rodamco SE	1.125%	9/15/25	EUR	11,400	13,310
	Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	696
	Unibail-Rodamco SE	1.375%	4/15/30	EUR	7,500	8,949
	Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	362
	Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	18,677
	Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,654
1	Unibail-Rodamco SE	2.125%	12/31/49	EUR	5,000	5,712
	Unibail-Rodamco SE	2.250%	5/14/38	EUR	1,000	1,314
	Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,305
	Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,334
	Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	636
1	Unibail-Rodamco SE	2.875%	12/31/49	EUR	5,000	5,915
	Unibail-Rodamco-Westfield SE	1.750%	7/1/49	EUR	7,300	8,338
	Valeo SA	0.625%	1/11/23	EUR	11,000	12,416
	Valeo SA	1.500%	6/18/25	EUR	8,000	9,385
	Veolia Environnement SA	0.672%	3/30/22	EUR	400	453
	Veolia Environnement SA	0.892%	1/14/24	EUR	12,800	14,765
	Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	5,844
	Veolia Environnement SA	1.590%	1/10/28	EUR	6,100	7,499
	Veolia Environnement SA	4.247%	1/6/21	EUR	3,100	3,635
	Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	13,624
	Veolia Environnement SA	5.125%	5/24/22	EUR	100	126
	Veolia Environnement SA	6.125%	11/25/33	EUR	2,380	4,572
	Veolia Environnement SA	6.125%	10/29/37	GBP	3,050	6,229
	Vinci SA	1.000%	9/26/25	EUR	5,000	5,870
	Vinci SA	1.625%	1/18/29	EUR	2,500	3,114
	Vinci SA	1.750%	9/26/30	EUR	6,800	8,594
	Vinci SA	2.250%	3/15/27	GBP	1,000	1,371
	Vinci SA	2.750%	9/15/34	GBP	1,000	1,445
	Vivendi SA	0.750%	5/26/21	EUR	5,000	5,644
	Vivendi SA	1.125%	12/11/28	EUR	10,000	11,502
	Vivendi SA	1.875%	5/26/26	EUR	400	486
						3,121,443
Sovereign Bonds (9.0%)
	Aeroports de Paris	1.125%	6/18/34	EUR	3,000	3,565
	Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,883
	Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,804
	Aeroports de Paris	2.125%	10/11/38	EUR	7,400	10,002
	Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,358
	Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,556
	Agence Francaise de Developpement EPIC	0.125%	3/31/21	EUR	10,000	11,227
	Agence Francaise de Developpement EPIC	0.125%	4/30/22	EUR	28,000	31,605
	Agence Francaise de Developpement EPIC	0.125%	11/15/23	EUR	8,000	9,078
	Agence Francaise de Developpement EPIC	0.250%	7/21/26	EUR	12,100	13,795
	Agence Francaise de Developpement EPIC	0.250%	6/29/29	EUR	17,800	20,139
	Agence Francaise de Developpement EPIC	0.375%	4/30/24	EUR	34,000	38,958

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Agence Francaise de Developpement EPIC	0.500%	10/31/25	EUR	10,000	11,586
	Agence Francaise de Developpement EPIC	1.000%	1/31/28	EUR	5,000	6,034
	Agence Francaise de Developpement EPIC	1.375%	9/17/24	EUR	20,500	24,636
	Agence Francaise de Developpement EPIC	1.375%	7/5/32	EUR	15,000	18,975
	Agence Francaise de Developpement EPIC	2.125%	2/15/21	EUR	35,000	40,287
	Agence Francaise de Developpement EPIC	2.250%	5/27/25	EUR	10,000	12,668
	Agence Francaise de Developpement EPIC	3.750%	2/15/27	EUR	3,600	5,133
	Agence France Locale	0.500%	6/20/24	EUR	9,500	10,946
	Bpifrance Financement SA	0.100%	2/19/21	EUR	4,900	5,500
	Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	16,812
	Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	22,743
	Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,568
	Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	54,211
	Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	17,539
	Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,565
	Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	36,655
	Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	94,000	105,373
	Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	61,200	69,480
	Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	90,000	103,725
	Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	18,199
	Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	54,459
	Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,644
	Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,322
	Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,286
	Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,473
	Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	9,783
	Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	21,190
4	Dexia Credit Local SA	0.625%	1/17/26	EUR	3,000	3,499
4	Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	2,997
4	Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,180
	Electricite de France SA	1.000%	10/13/26	EUR	21,300	25,023
	Electricite de France SA	1.875%	10/13/36	EUR	14,700	18,476
	Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,085
	Electricite de France SA	2.750%	3/10/23	EUR	20,300	24,722
	Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,753
	Electricite de France SA	4.000%	11/12/25	EUR	2,150	2,956
	Electricite de France SA	4.125%	3/25/27	EUR	4,100	5,829
1	Electricite de France SA	4.125%	1/29/49	EUR	6,000	7,125
	Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,756
	Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,813
	Electricite de France SA	4.625%	4/26/30	EUR	200	312
1	Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,792
1	Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,348
	Electricite de France SA	5.500%	3/27/37	GBP	2,800	5,139
	Electricite de France SA	5.500%	10/17/41	GBP	9,200	17,410
	Electricite de France SA	5.625%	2/21/33	EUR	12,805	22,456
	Electricite de France SA	5.875%	7/18/31	GBP	3,500	6,315
1	Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,499
1	Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,360
	Electricite de France SA	6.000%	1/23/14	GBP	9,900	20,674
	Electricite de France SA	6.125%	6/2/34	GBP	27,000	50,994
	Electricite de France SA	6.250%	1/25/21	EUR	7,200	8,665
	French Republic	0.000%	5/25/21	EUR	486,250	547,609
	French Republic	0.000%	2/25/22	EUR	100,000	113,123
	French Republic	0.000%	5/25/22	EUR	161,500	183,047

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	French Republic	0.000%	3/25/24	EUR	500,000	570,701
	French Republic	0.000%	3/25/25	EUR	180,000	205,486
	French Republic	0.250%	11/25/20	EUR	166,000	186,843
	French Republic	0.250%	11/25/26	EUR	200,000	232,379
	French Republic	0.500%	5/25/25	EUR	142,940	167,876
	French Republic	0.500%	5/25/26	EUR	402,000	474,238
	French Republic	0.500%	5/25/29	EUR	300,000	355,374
	French Republic	0.750%	5/25/28	EUR	338,000	409,049
	French Republic	0.750%	11/25/28	EUR	511,207	619,023
	French Republic	1.000%	11/25/25	EUR	235,000	284,632
	French Republic	1.000%	5/25/27	EUR	385,707	472,950
	French Republic	1.250%	5/25/34	EUR	298,850	385,738
2	French Republic	1.250%	5/25/36	EUR	158,200	204,450
	French Republic	1.500%	5/25/31	EUR	241,333	316,563
2	French Republic	1.500%	5/25/50	EUR	220,031	298,937
	French Republic	1.750%	5/25/23	EUR	718,408	869,037
	French Republic	1.750%	11/25/24	EUR	153,840	191,130
2	French Republic	1.750%	6/25/39	EUR	135,050	189,650
2	French Republic	1.750%	5/25/66	EUR	91,902	137,976
2	French Republic	2.000%	5/25/48	EUR	45,710	69,010
	French Republic	2.250%	10/25/22	EUR	211,840	256,696
	French Republic	2.250%	5/25/24	EUR	92,000	115,745
	French Republic	2.500%	10/25/20	EUR	229,170	263,361
	French Republic	2.500%	5/25/30	EUR	71,650	101,883
	French Republic	3.000%	4/25/22	EUR	110,420	134,329
	French Republic	3.250%	10/25/21	EUR	90,450	108,660
	French Republic	3.250%	5/25/45	EUR	180,485	330,813
	French Republic	3.500%	4/25/26	EUR	112,000	156,880
	French Republic	3.750%	4/25/21	EUR	72,005	85,516
	French Republic	4.000%	10/25/38	EUR	157,820	295,488
	French Republic	4.000%	4/25/55	EUR	63,690	142,677
	French Republic	4.000%	4/25/60	EUR	37,250	87,749
	French Republic	4.250%	10/25/23	EUR	110,770	147,602
	French Republic	4.500%	4/25/41	EUR	160,015	328,766
	French Republic	4.750%	4/25/35	EUR	61,979	117,533
	French Republic	5.500%	4/25/29	EUR	66,700	114,877
	French Republic	5.750%	10/25/32	EUR	109,810	213,459
	French Republic	6.000%	10/25/25	EUR	55,000	85,149
	French Republic	8.250%	4/25/22	EUR	14,000	19,082
	French Republic	8.500%	4/25/23	EUR	400	589
	La Banque Postale SA	1.000%	10/16/24	EUR	5,000	5,765
	La Banque Postale SA	1.375%	4/24/29	EUR	10,000	11,872
	La Banque Postale SA	2.000%	7/13/28	EUR	9,500	11,895
1	La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,310
1	La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,759
	La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,633
	La Poste SA	1.000%	9/17/34	EUR	5,000	5,677
	La Poste SA	1.125%	6/4/25	EUR	10,000	11,774
	La Poste SA	1.450%	11/30/28	EUR	2,100	2,558
	La Poste SA	2.750%	11/26/24	EUR	4,200	5,316
	Regie Autonome des Transports Parisiens	0.875%	5/25/27	EUR	3,000	3,579
	Region of Ile de France	0.500%	6/14/25	EUR	15,000	17,456
	Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,859
	Region of Ile de France	1.375%	3/14/29	EUR	100	125
	Region of Ile de France	1.375%	6/20/33	EUR	6,000	7,670

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Region of Ile de France	2.250%	6/10/23	EUR	900	1,100
	Region of Ile de France	3.625%	3/27/24	EUR	13,300	17,420
	RTE Reseau de Transport d’Electricite SADIR	1.875%	10/23/37	EUR	5,000	6,629
	RTE Reseau de Transport d’Electricite SADIR	2.000%	4/18/36	EUR	500	672
	RTE Reseau de Transport d’Electricite SADIR	2.125%	9/27/38	EUR	25,000	34,453
	RTE Reseau de Transport d’Electricite SADIR	2.750%	6/20/29	EUR	2,400	3,292
	RTE Reseau de Transport d’Electricite SADIR	4.125%	2/3/21	EUR	1,400	1,646
	SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,872
	SNCF Mobilites	1.500%	2/2/29	EUR	14,000	17,554
	SNCF Mobilities	4.125%	2/19/25	EUR	700	958
	SNCF Mobilities	4.875%	6/12/23	EUR	5,700	7,565
	SNCF Mobilites	5.375%	3/18/27	GBP	8,069	13,512
	SNCF Reseau EPIC	0.100%	5/27/21	EUR	31,000	34,827
	SNCF Reseau EPIC	0.750%	5/25/36	EUR	15,100	17,255
	SNCF Reseau EPIC	1.000%	11/9/31	EUR	10,000	12,098
	SNCF Reseau EPIC	1.125%	5/25/30	EUR	28,100	34,471
	SNCF Reseau EPIC	1.500%	5/29/37	EUR	18,000	23,174
	SNCF Reseau EPIC	2.000%	2/5/48	EUR	5,000	6,942
	SNCF Reseau EPIC	2.250%	12/20/47	EUR	12,500	18,302
7	SNCF Reseau EPIC	2.625%	12/29/25	EUR	4,800	6,258
	SNCF Reseau EPIC	3.125%	10/25/28	EUR	7,000	9,944
	SNCF Reseau EPIC	4.250%	10/7/26	EUR	1,500	2,178
	SNCF Reseau EPIC	4.375%	6/2/22	EUR	15,000	18,784
	SNCF Reseau EPIC	4.830%	3/25/60	GBP	1,400	3,317
	SNCF Reseau EPIC	5.000%	10/10/33	EUR	15,400	27,786
	SNCF Reseau EPIC	5.000%	3/11/52	GBP	3,725	8,442
	SNCF Reseau EPIC	5.250%	12/7/28	GBP	17,000	29,657
	SNCF Reseau EPIC	5.250%	1/31/35	GBP	1,400	2,707
	SNCF Reseau EPIC	5.500%	12/1/21	GBP	7,000	9,912
	SNCF Reseau EPIC	6.000%	10/12/20	EUR	9,000	10,633
	Societe Du Grand Paris EPIC	1.125%	10/22/28	EUR	1,200	1,472
	Societe Du Grand Paris EPIC	1.125%	5/25/34	EUR	24,000	29,555
	Societe Du Grand Paris EPIC	1.700%	5/25/50	EUR	5,000	6,752
7	UNEDIC ASSEO	0.000%	11/25/20	EUR	9,000	10,086
	UNEDIC ASSEO	0.125%	5/25/22	EUR	10,000	11,294
	UNEDIC ASSEO	0.125%	11/25/24	EUR	55,000	62,362
	UNEDIC ASSEO	0.250%	11/24/23	EUR	20,000	22,931
7	UNEDIC ASSEO	0.300%	11/4/21	EUR	5,000	5,656
7	UNEDIC ASSEO	0.500%	3/20/29	EUR	25,000	29,243
7	UNEDIC ASSEO	0.625%	2/17/25	EUR	25,000	29,216
7	UNEDIC ASSEO	0.625%	3/3/26	EUR	10,000	11,759
7	UNEDIC ASSEO	0.875%	10/25/22	EUR	22,200	25,709
7	UNEDIC ASSEO	1.250%	10/21/27	EUR	1,500	1,858
7	UNEDIC ASSEO	1.250%	5/25/33	EUR	2,000	2,535
7	UNEDIC ASSEO	1.500%	4/16/21	EUR	36,000	41,277
7	UNEDIC ASSEO	1.500%	4/20/32	EUR	1,200	1,561
7	UNEDIC ASSEO	2.250%	4/5/23	EUR	7,000	8,519
	UNEDIC ASSEO	2.375%	5/25/24	EUR	3,000	3,762
						12,532,770
Total France (Cost $16,002,520)						16,647,184

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Germany (9.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
	Aareal Bank AG	0.125%	2/1/24	EUR	5,000	5,677
	Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,697
	Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	11,619
	Bayerische Landesbank	1.000%	7/9/21	EUR	250	285
	Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,509
	Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	5,958
	Bayerische Landesbank	2.000%	7/11/22	EUR	700	831
	Berlin Hyp AG	0.000%	11/29/21	EUR	1,000	1,124
	Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	28,930
	Berlin Hyp AG	0.375%	5/3/24	EUR	7,810	8,976
	Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	6,851
	Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,524
	Commerzbank AG	0.500%	6/9/26	EUR	15,000	17,487
	Commerzbank AG	0.625%	3/13/25	EUR	9,200	10,750
	Commerzbank AG	0.625%	5/28/25	EUR	9,000	10,520
	Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,296
	Commerzbank AG	0.875%	9/8/25	EUR	10,100	11,998
	Commerzbank AG	4.125%	4/7/21	EUR	4,500	5,342
	Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,609
	Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,688
	Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,642
	Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	113
	Deutsche Hypothekenbank AG	0.250%	11/18/21	EUR	24,900	28,123
	Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	116
	Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,867
	Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,500	1,822
	Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,123
	Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	11,209
	Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,154
	Deutsche Pfandbriefbank AG	0.250%	3/15/23	EUR	20,000	22,728
	Deutsche Pfandbriefbank AG	1.250%	4/20/35	EUR	10,000	12,706
	Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	11,705
	Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	8,206
	Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	20,557
	Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,405
	DZ HYP AG	0.125%	9/30/22	EUR	13,000	14,705
	DZ HYP AG	0.375%	3/31/26	EUR	6,200	7,178
	DZ HYP AG	0.500%	9/30/26	EUR	10,000	11,669
	DZ HYP AG	0.625%	6/5/24	EUR	100	116
	DZ HYP AG	0.875%	4/17/34	EUR	10,000	12,135
8	German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	3,694
	Hamburg Commercial Bank AG	0.375%	4/27/23	EUR	10,808	12,303
	Hamburg Commercial Bank AG	0.750%	6/22/22	EUR	400	458
	ING-DiBa AG	0.125%	5/23/27	EUR	5,000	5,689
	ING-DiBa AG	0.250%	10/9/23	EUR	5,000	5,703
	ING-DiBa AG	0.250%	11/16/26	EUR	5,000	5,744
	ING-DiBa AG	1.000%	5/23/39	EUR	19,100	23,638
	Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,642
	Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,279
	Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	11,454
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,532

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Landesbank Hessen-Thueringen Girozentrale	0.000%	1/12/22	EUR	27,600	31,037
	Landesbank Hessen-Thueringen Girozentrale	0.125%	11/21/22	EUR	22,500	25,463
	Landesbank Hessen-Thueringen Girozentrale	0.250%	3/20/23	EUR	15,000	17,061
	Landesbank Hessen-Thueringen Girozentrale	0.375%	2/8/24	EUR	10,000	11,479
	Landesbank Hessen-Thueringen Girozentrale	0.500%	9/25/25	EUR	500	582
	Landesbank Hessen-Thueringen Girozentrale	1.125%	5/27/21	EUR	10,000	11,417
	Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	964
	Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,158
	Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,177
	Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	12,750	17,409
	Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	10,000	11,463
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,265
	Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	4,655
	UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,616
	UniCredit Bank AG	0.500%	5/4/26	EUR	500	582
	UniCredit Bank AG	0.625%	2/12/25	EUR	100	116
	UniCredit Bank AG	0.875%	1/11/29	EUR	10,000	12,045
	UniCredit Bank AG	1.875%	9/12/22	EUR	500	593
	UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,237
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,308
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,848
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.625%	8/30/27	EUR	10,000	11,809
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,832
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.875%	1/18/30	EUR	12,200	14,776
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,402
						668,380
Corporate Bonds (1.6%)
	Aareal Bank AG	0.375%	7/15/25	EUR	2,200	2,539
	ADO Properties SA	1.500%	7/26/24	EUR	3,400	3,782
	Allianz Finance II BV	0.875%	1/15/26	EUR	2,000	2,340
	Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	15,438
	Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	3,872
	Allianz Finance II BV	3.500%	2/14/22	EUR	7,500	9,065
1	Allianz SE	2.241%	7/7/45	EUR	9,500	11,370
1	Allianz SE	3.375%	9/29/49	EUR	11,600	14,295
1	Allianz SE	4.750%	10/29/49	EUR	5,500	7,041
1	Allianz SE	5.625%	10/17/42	EUR	1,500	1,932
	alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	11,537
	alstria office REIT-AG	2.125%	4/12/23	EUR	200	236
	Aroundtown SA	1.000%	1/7/25	EUR	500	568
	Aroundtown SA	1.500%	7/15/24	EUR	15,800	18,404

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Aroundtown SA	1.625%	1/31/28	EUR	1,300	1,498
	Aroundtown SA	1.875%	1/19/26	EUR	20,100	23,882
	Aroundtown SA	2.000%	11/2/26	EUR	6,800	8,087
1	Aroundtown SA	2.125%	12/31/49	EUR	4,000	4,360
	Aroundtown SA	3.000%	10/16/29	GBP	400	520
	Aroundtown SA	3.250%	7/18/27	GBP	14,500	19,366
	Aroundtown SA	4.625%	9/18/25	CAD	1,285	1,028
	BASF Finance Europe NV	0.000%	11/10/20	EUR	100	112
	BASF SE	0.875%	10/6/23	GBP	500	647
	BASF SE	0.875%	11/15/27	EUR	100	117
	BASF SE	0.875%	10/6/31	EUR	600	695
	BASF SE	1.375%	6/21/22	GBP	100	131
	BASF SE	1.450%	12/13/32	EUR	16,500	20,231
	BASF SE	1.500%	5/22/30	EUR	8,000	9,911
	BASF SE	1.750%	3/11/25	GBP	800	1,073
	BASF SE	1.875%	2/4/21	EUR	5,000	5,722
	BASF SE	2.000%	12/5/22	EUR	10,000	11,866
	Bayer AG	1.875%	1/25/21	EUR	3,000	3,411
1	Bayer AG	3.000%	7/1/75	EUR	2,000	2,257
1	Bayer AG	3.750%	7/1/74	EUR	6,054	7,240
	Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	16,990
	Bayer Capital Corp. BV	1.500%	6/26/26	EUR	500	589
	Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,200	12,479
	Bayerische Landesbank	0.625%	7/19/27	EUR	2,000	2,359
	Berlin Hyp AG	0.125%	1/5/24	EUR	5,000	5,678
	Berlin Hyp AG	0.625%	10/22/25	EUR	500	586
	Berlin Hyp AG	1.125%	10/25/27	EUR	100	119
	Berlin Hyp AG	1.250%	1/22/25	EUR	400	472
	Bertelsmann SE & Co. KGaA	1.250%	9/29/25	EUR	9,800	11,563
	Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	5,900	7,104
	Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,500	1,796
1	Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	118
1	Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,697
	BMW Canada Inc.	2.570%	8/6/21	CAD	12,590	9,622
	BMW Finance NV	0.125%	1/12/21	EUR	15,600	17,455
	BMW Finance NV	0.125%	11/29/21	EUR	4,100	4,589
	BMW Finance NV	0.250%	1/14/22	EUR	2,920	3,279
	BMW Finance NV	0.375%	7/10/23	EUR	10,500	11,833
	BMW Finance NV	0.625%	10/6/23	EUR	11,200	12,727
	BMW Finance NV	0.750%	4/15/24	EUR	900	1,029
	BMW Finance NV	0.875%	11/17/20	EUR	1,000	1,127
	BMW Finance NV	0.875%	8/16/22	GBP	2,400	3,079
	BMW Finance NV	0.875%	4/3/25	EUR	9,200	10,642
	BMW Finance NV	1.000%	2/15/22	EUR	2,200	2,515
	BMW Finance NV	1.000%	11/14/24	EUR	11,780	13,632
	BMW Finance NV	1.000%	8/29/25	EUR	7,980	9,290
	BMW Finance NV	1.250%	9/5/22	EUR	1,200	1,385
	BMW Finance NV	1.500%	2/6/29	EUR	19,764	23,846
	BMW Finance NV	2.375%	1/24/23	EUR	400	480
	BMW International Investment BV	1.000%	11/17/21	GBP	2,600	3,361
	BMW International Investment BV	1.750%	4/19/22	GBP	2,500	3,281
	BMW International Investment BV	1.875%	9/11/23	GBP	300	397
	BMW US Capital LLC	0.625%	4/20/22	EUR	17,910	20,296
	BMW US Capital LLC	1.125%	9/18/21	EUR	400	456

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
Brenntag Finance BV	1.125%	9/27/25	EUR	3,600	4,118
Commerzbank AG	0.050%	7/11/24	EUR	5,000	5,664
Commerzbank AG	0.125%	1/9/24	EUR	10,000	11,353
Commerzbank AG	0.125%	12/15/26	EUR	11,800	13,420
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,119
Commerzbank AG	1.000%	3/4/26	EUR	5,000	5,767
Commerzbank AG	1.250%	1/9/34	EUR	7,000	8,874
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,785
Commerzbank AG	1.500%	8/28/28	EUR	45	54
Commerzbank AG	4.000%	3/23/26	EUR	11,130	14,151
Commerzbank AG	4.000%	3/30/27	EUR	6,000	7,711
Covestro AG	1.750%	9/25/24	EUR	10,000	11,975
Daimler AG	0.000%	2/8/24	EUR	800	882
Daimler AG	0.750%	2/8/30	EUR	9,000	9,863
Daimler AG	0.875%	1/12/21	EUR	18,000	20,293
Daimler AG	1.125%	8/8/34	EUR	10,000	10,940
Daimler AG	1.500%	1/13/22	GBP	2,500	3,256
Daimler AG	2.000%	6/25/21	EUR	600	692
Daimler AG	2.000%	2/27/31	EUR	6,800	8,409
Daimler AG	2.250%	1/24/22	EUR	1,750	2,051
Daimler AG	2.375%	9/12/22	EUR	7,000	8,321
Daimler AG	2.750%	12/4/20	GBP	4,500	5,924
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,770
Daimler Canada Finance Inc.	3.050%	5/16/22	CAD	8,990	6,920
Daimler International Finance BV	0.200%	9/13/21	EUR	100	112
Daimler International Finance BV	0.250%	8/9/21	EUR	15,000	16,802
Daimler International Finance BV	0.250%	5/11/22	EUR	800	896
Daimler International Finance BV	0.625%	2/27/23	EUR	10,876	12,324
Daimler International Finance BV	0.875%	4/9/24	EUR	2,950	3,379
Daimler International Finance BV	1.000%	11/11/25	EUR	21,000	24,240
Daimler International Finance BV	1.375%	6/26/26	EUR	27,400	32,244
Daimler International Finance BV	1.500%	8/18/21	GBP	1,500	1,949
Daimler International Finance BV	2.000%	9/4/23	GBP	500	661
Daimler International Finance BV	2.125%	6/7/22	GBP	100	132
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	834
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,685
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	11,527
Deutsche Bank AG	1.125%	8/30/23	EUR	3,000	3,439
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,586
Deutsche Bank AG	1.500%	1/20/22	EUR	3,400	3,832
Deutsche Bank AG	1.875%	2/14/22	EUR	3,300	3,750
Deutsche Bank AG	2.375%	1/11/23	EUR	11,800	13,702
Deutsche Bank AG	2.625%	2/12/26	EUR	13,000	15,522
Deutsche Bank AG	3.875%	2/12/24	GBP	3,100	4,184
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	12,074
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,055
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	598
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,050
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	3,997
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	16,992
Deutsche Post AG	1.625%	12/5/28	EUR	8,000	9,893
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,478
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,553
Deutsche Telekom AG	0.500%	7/5/27	EUR	13,000	14,642

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Deutsche Telekom AG	1.375%	7/5/34	EUR	3,000	3,463
	Deutsche Telekom AG	1.750%	3/25/31	EUR	100	123
	Deutsche Telekom AG	2.250%	3/29/39	EUR	4,250	5,389
	Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	6,300	7,063
	Deutsche Telekom International Finance BV	0.375%	10/30/21	EUR	15,500	17,446
	Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	20,100	22,861
	Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	13,656
	Deutsche Telekom International Finance BV	1.125%	5/22/26	EUR	100	118
	Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	25,065	29,928
	Deutsche Telekom International Finance BV	1.375%	1/30/27	EUR	200	240
	Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	5,235	6,322
	Deutsche Telekom International Finance BV	2.000%	12/1/29	EUR	8,700	10,992
	Deutsche Telekom International Finance BV	2.500%	10/10/25	GBP	15,000	20,488
	Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	4,396	5,553
	Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	137
	Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,738
	Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	9,250	13,033
	Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	15,170
	Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	900	1,803
	Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,838
	DVB Bank SE	0.875%	4/9/21	EUR	400	451
	DVB Bank SE	1.000%	4/25/22	EUR	6,500	7,397
	DVB Bank SE	1.250%	9/15/21	EUR	13,600	15,491
	DVB Bank SE	1.250%	6/16/23	EUR	19,300	22,268
	DZ HYP AG	0.500%	11/13/25	EUR	16,000	18,639
	DZ HYP AG	0.750%	6/30/27	EUR	1,200	1,428
	E.ON International Finance BV	5.875%	10/30/37	GBP	8,950	17,151
	E.ON International Finance BV	6.375%	6/7/32	GBP	10,800	20,275
	E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	2,118
	E.ON SE	0.350%	2/28/30	EUR	10,000	10,892
	E.ON SE	0.375%	8/23/21	EUR	7,000	7,863
	E.ON SE	0.875%	5/22/24	EUR	500	577
	E.ON SE	1.625%	5/22/29	EUR	100	123
	Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,326
	Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,243
	Eurogrid GmbH	1.875%	6/10/25	EUR	4,100	4,977
	Evonik Finance BV	0.000%	3/8/21	EUR	300	335
	Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,882
	Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	10,438	12,207
	Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	400	473
	Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,401
	Fresenius SE & Co. KGaA	1.875%	2/15/25	EUR	12,500	15,048
	Fresenius SE & Co. KGaA	2.875%	2/15/29	EUR	12,000	15,726
	Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	1,572	2,067
	Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	9,000	11,598
	Grand City Properties SA	1.375%	8/3/26	EUR	10,100	11,643
	Grand City Properties SA	1.500%	4/17/25	EUR	13,200	15,425
	Grand City Properties SA	1.500%	2/22/27	EUR	2,100	2,440
1	Grand City Properties SA	2.500%	12/31/49	EUR	1,000	1,137
	Hamburg Commercial Bank AG	0.375%	7/12/23	EUR	16,100	18,345
1	Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	6,100	7,899
1	Hannover Rueck SE	3.375%	12/31/49	EUR	100	125
	HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	9,468
	HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	12,899

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	HeidelbergCement Finance Luxembourg SA	0.500%	1/18/21	EUR	8,000	8,972
	HeidelbergCement Finance Luxembourg SA	1.125%	12/1/27	EUR	10,000	11,369
	HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	469
	HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	2,700	3,190
	HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	11,200	13,318
	Hella GmbH & Co. KGaA	1.000%	5/17/24	EUR	800	913
	Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,808
	innogy Finance BV	1.000%	4/13/25	EUR	10,000	11,642
	innogy Finance BV	1.500%	7/31/29	EUR	33,980	41,201
	innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,988
	innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,587
	innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,126
	innogy Finance BV	6.125%	7/6/39	GBP	3,000	5,990
	innogy Finance BV	6.250%	6/3/30	GBP	15,900	28,499
	innogy Finance BV	6.500%	4/20/21	GBP	11,100	15,436
	innogy Finance BV	6.500%	8/10/21	EUR	300	374
	LANXESS AG	0.250%	10/7/21	EUR	615	690
	LANXESS AG	1.125%	5/16/25	EUR	9,500	11,083
	LANXESS AG	2.625%	11/21/22	EUR	300	361
	LEG Immobilien AG	1.250%	1/23/24	EUR	800	922
	Linde Finance BV	1.000%	4/20/28	EUR	500	597
	Linde Finance BV	3.875%	6/1/21	EUR	400	475
	Linde Finance BV	5.875%	4/24/23	GBP	2,177	3,306
	Merck Financial Services GmbH	0.875%	7/5/31	EUR	600	687
1	Merck KGaA	2.625%	12/12/74	EUR	2,000	2,307
1	Merck KGaA	3.375%	12/12/74	EUR	300	374
	Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	583
	Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,413
	Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	13,000	15,319
	Muenchener Hypothekenbank eG	0.625%	11/10/27	EUR	15,000	17,729
	Muenchener Hypothekenbank eG	1.000%	4/18/39	EUR	5,000	6,220
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/49	EUR	9,300	12,209
1	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	6.000%	5/26/41	EUR	500	609
1	Muenchener Rueckversicherungs-Gesellschaft AG In Muenchen	6.250%	5/26/42	EUR	11,800	15,199
1	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	3,700	5,397
	O2 Telefonica Deutschland Finanzierungs GmbH	1.750%	7/5/25	EUR	2,000	2,352
	O2 Telefonica Deutschland Finanzierungs GmbH	2.375%	2/10/21	EUR	700	804
	Robert Bosch GmbH	1.750%	7/8/24	EUR	200	242
	Santander Consumer Bank AG	0.750%	10/17/22	EUR	18,700	21,226
	SAP SE	0.750%	12/10/24	EUR	1,500	1,740
	SAP SE	1.125%	2/20/23	EUR	2,650	3,073
	SAP SE	1.250%	3/10/28	EUR	5,800	7,063
	SAP SE	1.625%	3/10/31	EUR	25,200	31,915
	Siemens Financieringsmaatschappij NV	0.000%	9/5/24	EUR	13,950	15,617
	Siemens Financieringsmaatschappij NV	0.125%	9/5/29	EUR	10,000	11,015
	Siemens Financieringsmaatschappij NV	1.250%	2/28/31	EUR	15,849	19,358
	Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	300	371
	Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,400	7,332

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Siemens Financieringsmaatschappij NV	1.750%	2/28/39	EUR	1,198	1,551
	Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,422
	Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	687
	Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	5,407
1	Talanx AG	2.250%	12/5/47	EUR	10,200	11,938
	Talanx AG	2.500%	7/23/26	EUR	2,000	2,579
1	Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	4,000	5,411
	TLG Immobilien AG	1.375%	11/27/24	EUR	800	927
	TLG Immobilien AG	1.500%	5/28/26	EUR	5,700	6,553
	UniCredit Bank AG	0.125%	10/26/23	EUR	2,000	2,270
	UniCredit Bank AG	0.625%	11/20/25	EUR	500	585
	UniCredit Bank AG	0.850%	5/22/34	EUR	5,100	6,153
	Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	14,851
	Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	10,103
	Volkswagen Bank GmbH	0.625%	9/8/21	EUR	15,400	17,354
	Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	12,908
	Volkswagen Bank GmbH	1.250%	8/1/22	EUR	800	918
	Volkswagen Bank GmbH	1.250%	6/10/24	EUR	53,300	61,364
	Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,494
	Volkswagen Bank GmbH	2.500%	7/31/26	EUR	5,300	6,531
	Volkswagen Financial Services AG	0.375%	4/12/21	EUR	800	897
	Volkswagen Financial Services AG	0.875%	4/12/23	EUR	1,100	1,249
	Volkswagen Financial Services AG	2.250%	10/16/26	EUR	2,000	2,429
	Volkswagen Financial Services Australia Pty Ltd.	3.300%	2/28/22	AUD	3,490	2,478
	Volkswagen Financial Services NV	1.500%	4/12/21	GBP	3,000	3,883
	Volkswagen Financial Services NV	1.625%	6/9/22	GBP	3,600	4,665
	Volkswagen Financial Services NV	1.750%	9/12/22	GBP	1,000	1,302
	Volkswagen Financial Services NV	1.875%	9/7/21	GBP	400	521
	Volkswagen Financial Services NV	2.250%	4/12/25	GBP	600	793
	Volkswagen International Finance NV	0.500%	3/30/21	EUR	5,000	5,613
	Volkswagen International Finance NV	1.875%	3/30/27	EUR	13,400	15,970
	Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	3,785
	Volkswagen International Finance NV	2.625%	11/16/27	EUR	300	378
1	Volkswagen International Finance NV	2.700%	12/14/65	EUR	21,500	24,689
	Volkswagen International Finance NV	3.250%	11/18/30	EUR	1,800	2,389
	Volkswagen International Finance NV	3.300%	3/22/33	EUR	800	1,068
	Volkswagen International Finance NV	3.375%	11/16/26	GBP	7,100	9,845
1	Volkswagen International Finance NV	3.375%	12/31/49	EUR	18,000	20,993
1	Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,200	11,634
1	Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,400	12,328
	Volkswagen International Finance NV	4.125%	11/16/38	EUR	16,200	23,593
1	Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,486
1	Volkswagen International Finance NV	4.625%	12/31/49	EUR	1,400	1,720
1	Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,123
	Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	11,524
	Volkswagen Leasing GmbH	1.000%	2/16/23	EUR	11,450	13,046
	Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	12,048
	Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,600	13,395
	Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,180	2,555
	Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,600	11,228
	Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,839
	Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,300	2,797
	Vonovia Finance BV	0.750%	1/25/22	EUR	100	113

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Vonovia Finance BV	0.750%	1/15/24	EUR	20,000	22,745
	Vonovia Finance BV	0.875%	7/3/23	EUR	700	798
	Vonovia Finance BV	1.125%	9/8/25	EUR	2,500	2,893
	Vonovia Finance BV	1.125%	9/14/34	EUR	5,000	5,400
	Vonovia Finance BV	1.500%	3/31/25	EUR	5,100	6,050
	Vonovia Finance BV	1.500%	3/22/26	EUR	10,100	11,939
	Vonovia Finance BV	1.500%	6/10/26	EUR	5,000	5,902
	Vonovia Finance BV	1.500%	1/14/28	EUR	1,100	1,305
	Vonovia Finance BV	1.750%	1/25/27	EUR	200	241
	Vonovia Finance BV	1.800%	6/29/25	EUR	23,200	27,737
	Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	15,298
	Vonovia Finance BV	2.750%	3/22/38	EUR	200	267
	Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	3,699
1	Vonovia Finance BV	4.000%	12/29/49	EUR	2,300	2,744
	VW Credit Canada Inc.	3.250%	3/29/23	CAD	8,500	6,584
	WL BANK AG Westfaelische Landschaft Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,137
	Wuerth Finance International BV	1.000%	5/19/22	EUR	400	457
						2,238,634
Sovereign Bonds (7.5%)
	Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,666
	Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,531
	Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,108
	Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	729
	Deutsche Bahn Finance GmbH	0.000%	7/19/21	EUR	30,000	33,587
	Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	3,178
	Deutsche Bahn Finance GmbH	1.125%	12/18/28	EUR	10,000	12,154
	Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	3,000
	Deutsche Bahn Finance GmbH	1.375%	7/7/25	GBP	7,000	9,197
	Deutsche Bahn Finance GmbH	1.375%	3/28/31	EUR	3,000	3,701
	Deutsche Bahn Finance GmbH	1.500%	12/8/32	EUR	7,000	8,793
	Deutsche Bahn Finance GmbH	1.625%	11/6/30	EUR	100	127
	Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	13,000	16,525
	Deutsche Bahn Finance GmbH	1.875%	2/13/26	GBP	9,128	12,334
	Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	22,700
	Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,169
	Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	4,825
	Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	5,042
	Deutsche Bahn Finance GmbH	3.500%	9/27/24	AUD	2,950	2,204
	Deutsche Bahn Finance GmbH	3.750%	6/1/21	EUR	2,000	2,373
	Deutsche Bahn Finance GmbH	3.750%	7/9/25	EUR	5,919	7,972
1	EnBW Energie Baden-Wuerttemberg AG	1.125%	11/5/79	EUR	3,000	3,328
1	EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/79	EUR	3,100	3,441
1	EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	3,800	4,481
1	EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	14,500	16,861
	Enbw International Finance BV	2.500%	6/4/26	EUR	2,000	2,569
	Enbw International Finance BV	6.125%	7/7/39	EUR	2,285	4,797
	ENTEGA Netz AG	6.125%	4/23/41	EUR	400	744
	EWE AG	4.125%	11/4/20	EUR	2,000	2,327
	EWE AG	5.250%	7/16/21	EUR	8,950	10,872
9	Federal Republic of Germany	0.000%	4/9/21	EUR	202,800	228,319
9	Federal Republic of Germany	0.000%	10/8/21	EUR	235,000	265,541
9	Federal Republic of Germany	0.000%	4/8/22	EUR	230,000	260,778
9	Federal Republic of Germany	0.000%	10/7/22	EUR	97,500	110,961

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	0.000%	4/14/23	EUR	75,000	85,657
	Federal Republic of Germany	0.000%	10/13/23	EUR	91,568	104,876
9	Federal Republic of Germany	0.000%	4/5/24	EUR	103,000	118,181
	Federal Republic of Germany	0.000%	10/18/24	EUR	675,000	776,384
	Federal Republic of Germany	0.000%	8/15/26	EUR	44,000	51,015
	Federal Republic of Germany	0.000%	8/15/29	EUR	473,750	549,420
9	Federal Republic of Germany	0.250%	10/16/20	EUR	221,545	249,154
	Federal Republic of Germany	0.250%	2/15/27	EUR	48,400	57,213
	Federal Republic of Germany	0.250%	8/15/28	EUR	139,801	165,993
9	Federal Republic of Germany	0.250%	2/15/29	EUR	140,936	167,408
	Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,193
9	Federal Republic of Germany	0.500%	2/15/26	EUR	267,000	318,594
	Federal Republic of Germany	0.500%	8/15/27	EUR	27,073	32,682
	Federal Republic of Germany	0.500%	2/15/28	EUR	19,300	23,360
9	Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	120,428
9	Federal Republic of Germany	1.250%	8/15/48	EUR	244,501	363,730
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	11,856
	Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	78,404
	Federal Republic of Germany	1.500%	5/15/23	EUR	78,500	94,376
9	Federal Republic of Germany	1.500%	5/15/24	EUR	209,404	256,631
9	Federal Republic of Germany	1.750%	7/4/22	EUR	220,771	262,470
	Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	17,859
	Federal Republic of Germany	2.000%	1/4/22	EUR	480	567
9	Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	100,216
	Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	79,224
9	Federal Republic of Germany	2.500%	7/4/44	EUR	171,000	308,128
	Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	159,637
	Federal Republic of Germany	3.250%	7/4/21	EUR	21,400	25,432
	Federal Republic of Germany	3.250%	7/4/42	EUR	74,994	146,677
9	Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	272,459
	Federal Republic of Germany	4.250%	7/4/39	EUR	59,400	123,867
	Federal Republic of Germany	4.750%	7/4/28	EUR	53,500	87,374
10	Federal Republic of Germany	4.750%	7/4/34	EUR	47,800	93,389
	Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	102,934
	Federal Republic of Germany	5.500%	1/4/31	EUR	81,400	151,928
	Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,431
	Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	36,043
	Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	94,102
	FMS Wertmanagement	0.000%	10/20/20	EUR	7,500	8,400
	FMS Wertmanagement	0.000%	11/13/20	EUR	25,000	28,011
	FMS Wertmanagement	0.050%	7/6/21	EUR	10,000	11,253
	FMS Wertmanagement	0.375%	4/29/30	EUR	7,000	8,166
8	FMS Wertmanagement	0.875%	5/14/21	GBP	21,300	27,601
	FMS Wertmanagement	1.000%	9/7/22	GBP	5,000	6,524
	FMS Wertmanagement	3.000%	9/8/21	EUR	6,000	7,122
	FMS Wertmanagement	3.375%	6/17/21	EUR	11,000	13,040
	Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	26,405
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	10,841
	Free and Hanseatic City of Hamburg	1.450%	11/5/38	EUR	15,000	19,935
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,709
	Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,352
	Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	28,622
	Gemeinsame Deutsche Bundeslaender	0.375%	4/17/25	EUR	20,000	23,141
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,446

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Gemeinsame Deutsche Bundeslaender	0.625%	2/13/29	EUR	4,000	4,753
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	5,500	6,577
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,710
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,497
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,551
	Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	216
8	KFW	0.000%	5/25/21	EUR	10,000	11,238
8	KFW	0.000%	6/30/21	EUR	51,300	57,695
8	KFW	0.000%	4/28/22	EUR	42,900	48,448
8	KFW	0.000%	6/30/22	EUR	20,000	22,602
8	KFW	0.000%	12/15/22	EUR	25,000	28,306
8	KFW	0.000%	9/15/23	EUR	32,000	36,311
8	KFW	0.000%	4/2/24	EUR	25,000	28,385
8	KFW	0.050%	5/30/24	EUR	3,000	3,427
8	KFW	0.125%	10/27/20	EUR	20,000	22,442
8	KFW	0.125%	11/7/23	EUR	10,823	12,344
8	KFW	0.125%	1/15/24	EUR	20,000	22,824
8	KFW	0.125%	10/4/24	EUR	56,011	64,083
8	KFW	0.250%	9/15/25	EUR	25,000	28,849
8	KFW	0.375%	12/15/20	GBP	10,000	12,895
8	KFW	0.375%	3/15/23	EUR	25,000	28,671
8	KFW	0.375%	4/23/25	EUR	25,000	29,036
8	KFW	0.375%	3/9/26	EUR	5,000	5,822
8	KFW	0.375%	4/23/30	EUR	15,000	17,498
8	KFW	0.500%	9/15/27	EUR	65,000	76,728
8	KFW	0.625%	7/4/22	EUR	20,000	22,978
8	KFW	0.625%	1/15/25	EUR	78,675	92,437
8	KFW	0.625%	2/22/27	EUR	38,000	44,964
8	KFW	0.625%	1/7/28	EUR	50,000	59,599
8	KFW	0.750%	6/28/28	EUR	20,000	24,133
8	KFW	0.750%	1/15/29	EUR	20,000	24,147
8	KFW	0.875%	3/15/22	GBP	20,000	25,988
8	KFW	0.875%	7/4/39	EUR	5,000	6,217
8	KFW	1.000%	11/4/20	NOK	20,000	2,169
8	KFW	1.125%	5/9/33	EUR	40,000	50,823
8	KFW	1.125%	6/15/37	EUR	10,000	12,881
8	KFW	1.250%	12/29/23	GBP	20,000	26,404
8	KFW	1.250%	7/4/36	EUR	23,000	30,014
8	KFW	1.375%	2/1/21	GBP	10,000	13,040
8	KFW	1.375%	12/9/24	GBP	10,000	13,317
8	KFW	1.375%	7/31/35	EUR	14,000	18,507
8	KFW	1.500%	6/11/24	EUR	22,460	27,272
8	KFW	1.625%	1/15/21	EUR	43,000	49,192
8	KFW	2.000%	2/7/22	CAD	13,035	9,939
8	KFW	2.125%	8/15/23	EUR	20,000	24,495
8	KFW	2.500%	1/17/22	EUR	12,000	14,282
8	KFW	2.500%	8/25/25	CHF	21,500	25,693
8	KFW	2.800%	2/17/21	AUD	7,500	5,278
8	KFW	2.800%	3/7/23	AUD	25,600	18,551
8	KFW	2.900%	6/6/22	AUD	25,275	18,181
8	KFW	3.200%	9/11/26	AUD	18,460	14,188
8	KFW	3.200%	3/15/28	AUD	1,450	1,127
8	KFW	3.375%	1/18/21	EUR	25,350	29,599
8	KFW	3.500%	7/4/21	EUR	25,000	29,755

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
8	KFW	4.000%	2/27/25	AUD	3,400	2,661
8	KFW	4.700%	6/2/37	CAD	2,350	2,338
8	KFW	4.875%	3/15/37	GBP	4,400	8,954
8	KFW	5.000%	3/19/24	AUD	10,000	7,982
8	KFW	5.500%	2/9/22	AUD	29,200	22,048
8	KFW	5.500%	6/18/25	GBP	20,000	32,543
8	KFW	5.550%	6/7/21	GBP	19,000	26,456
8	KFW	5.750%	6/7/32	GBP	10,500	21,123
8	KFW	6.000%	12/7/28	GBP	10,000	18,728
8	KFW	6.250%	5/19/21	AUD	11,000	8,168
	Land Berlin	0.000%	9/15/22	EUR	9,000	10,163
	Land Berlin	0.250%	4/22/25	EUR	10,000	11,478
	Land Berlin	0.500%	2/10/25	EUR	21,000	24,456
	Land Berlin	0.750%	4/3/34	EUR	10,490	12,528
	Land Berlin	1.375%	6/5/37	EUR	5,000	6,539
	Land Berlin	1.375%	8/27/38	EUR	5,000	6,569
	Land Thueringen	0.200%	10/26/26	EUR	15,000	17,203
	Land Thueringen	0.500%	5/12/25	EUR	4,500	5,247
	Landesbank Baden-Wuerttemberg	0.200%	12/13/21	EUR	7,000	7,849
	Landesbank Baden-Wuerttemberg	0.375%	5/24/24	EUR	1,500	1,683
	Landesbank Baden-Wuerttemberg	0.500%	6/7/22	EUR	3,000	3,388
	Landesbank Baden-Wuerttemberg	2.200%	5/9/29	EUR	16,900	20,215
	Landesbank Baden-Wuerttemberg	2.875%	9/28/26	EUR	15,100	18,909
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	4/13/26	EUR	15,000	17,432
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.125%	5/17/21	GBP	5,700	7,409
	Landeskreditbank Baden-Wuerttemberg Foerderbank	2.250%	2/17/21	AUD	20,500	14,306
	Landeskreditbank Baden-Wuerttemberg Foerderbank	4.250%	8/7/25	AUD	11,800	9,375
8	Landwirtschaftliche Rentenbank	0.050%	6/12/23	EUR	24,700	28,044
8	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,395
8	Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	14,825
8	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	46,246
8	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	26,500	30,850
8	Landwirtschaftliche Rentenbank	0.375%	2/14/28	EUR	10,000	11,673
8	Landwirtschaftliche Rentenbank	0.500%	3/6/25	EUR	8,000	9,336
8	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,300	18,181
8	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	23,907
8	Landwirtschaftliche Rentenbank	1.125%	5/12/21	GBP	1,049	1,364
8	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	19,183
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,823
8	Landwirtschaftliche Rentenbank	1.375%	12/15/20	GBP	3,100	4,042
8	Landwirtschaftliche Rentenbank	2.500%	4/13/21	AUD	5,000	3,514
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	4,400	3,258
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	13,000	9,339
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	15,393
8	Landwirtschaftliche Rentenbank	3.250%	4/12/28	AUD	1,650	1,287
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	53,600	40,474
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	13,500	10,649
8	Landwirtschaftliche Rentenbank	4.750%	4/8/24	AUD	4,000	3,166
8	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	8,500	6,456
	NRW Bank	0.000%	8/2/21	EUR	20,000	22,462

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	NRW Bank	0.000%	2/1/22	EUR	30,000	33,802
	NRW Bank	0.100%	1/10/23	EUR	25,000	28,339
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,678
	NRW Bank	0.250%	1/20/22	EUR	45,000	50,920
	NRW Bank	0.250%	3/10/25	EUR	15,000	17,217
	NRW Bank	0.250%	9/28/26	EUR	5,950	6,843
	NRW Bank	0.375%	5/16/29	EUR	7,250	8,405
	NRW Bank	0.500%	5/11/26	EUR	12,000	14,025
	NRW Bank	0.500%	9/13/27	EUR	15,000	17,594
	NRW Bank	0.625%	2/11/26	EUR	15,000	17,643
	NRW Bank	0.625%	2/23/27	EUR	15,000	17,738
	NRW Bank	0.625%	1/4/28	EUR	7,000	8,293
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,300
	NRW Bank	1.250%	5/13/49	EUR	10,000	13,232
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,831
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,792
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,788
	State of Berlin	0.625%	3/20/26	EUR	25,000	29,465
	State of Berlin	0.625%	8/25/36	EUR	2,500	2,917
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,547
	State of Berlin	1.000%	5/19/32	EUR	15,000	18,456
	State of Berlin	1.500%	1/21/21	EUR	3,300	3,767
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,173
	State of Berlin	3.125%	8/17/21	EUR	30,300	35,953
	State of Brandenburg	0.750%	8/8/36	EUR	10,000	11,946
	State of Brandenburg	1.450%	11/26/38	EUR	10,000	13,223
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	17,797
	State of Bremen	0.500%	7/30/21	EUR	15,000	16,995
	State of Bremen	0.500%	3/3/25	EUR	13,000	15,117
	State of Bremen	1.000%	5/27/39	EUR	12,500	15,323
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,145
	State of Bremen	1.500%	11/12/38	EUR	4,930	6,542
8	State of Hesse	0.000%	9/15/21	EUR	4,900	5,514
	State of Hesse	0.250%	6/10/25	EUR	25,000	28,739
	State of Hesse	0.375%	7/4/22	EUR	10,000	11,388
	State of Hesse	0.375%	3/10/23	EUR	38,000	43,471
	State of Hesse	0.375%	7/6/26	EUR	20,000	23,214
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,214
	State of Hesse	0.750%	8/4/36	EUR	12,000	14,268
	State of Hesse	1.300%	10/10/33	EUR	5,000	6,400
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,818
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,579
	State of Hesse	3.000%	8/23/21	EUR	12,000	14,214
	State of Lower Saxony	0.000%	3/1/21	EUR	18,200	20,409
	State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,252
	State of Lower Saxony	0.000%	8/2/24	EUR	47,000	53,269
	State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,308
	State of Lower Saxony	0.125%	3/7/23	EUR	20,000	22,694
	State of Lower Saxony	0.125%	4/8/27	EUR	2,000	2,283
	State of Lower Saxony	0.375%	1/19/23	EUR	15,000	17,144
	State of Lower Saxony	0.375%	5/14/29	EUR	6,000	6,971
	State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,924
	State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,704
	State of Lower Saxony	0.625%	7/6/27	EUR	20,000	23,689

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	1.000%	8/18/22	EUR	11,000	12,752
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,226
State of Lower Saxony	2.125%	1/16/24	EUR	310	382
State of Lower Saxony	2.750%	9/13/21	EUR	21,500	25,399
State of North Rhine-Westphalia Germany	0.200%	4/17/23	EUR	22,000	25,028
State of North Rhine-Westphalia Germany	0.200%	2/16/24	EUR	29,866	34,103
State of North Rhine-Westphalia Germany	0.250%	3/13/26	EUR	17,320	19,939
State of North Rhine-Westphalia Germany	0.375%	10/19/21	EUR	10,000	11,331
State of North Rhine-Westphalia Germany	0.375%	2/16/23	EUR	4,300	4,916
State of North Rhine-Westphalia Germany	0.500%	3/11/25	EUR	3,000	3,490
State of North Rhine-Westphalia Germany	0.500%	4/16/26	EUR	10,000	11,693
State of North Rhine-Westphalia Germany	0.500%	2/16/27	EUR	20,400	23,920
State of North Rhine-Westphalia Germany	0.625%	7/21/31	EUR	15,000	17,688
State of North Rhine-Westphalia Germany	0.750%	1/16/26	EUR	15,000	17,773
State of North Rhine-Westphalia Germany	0.750%	8/16/41	EUR	2,000	2,336
State of North Rhine-Westphalia Germany	0.800%	7/30/49	EUR	10,575	12,452
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	28,000	34,063
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	262
State of North Rhine-Westphalia Germany	1.100%	3/13/34	EUR	27,000	33,717
State of North Rhine-Westphalia Germany	1.250%	5/12/36	EUR	14,000	17,845
State of North Rhine-Westphalia Germany	1.375%	5/16/22	EUR	5,050	5,887
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	6,689
State of North Rhine-Westphalia Germany	1.500%	12/15/20	EUR	48,000	54,694
State of North Rhine-Westphalia Germany	1.500%	1/14/21	EUR	4,000	4,566
State of North Rhine-Westphalia Germany	1.500%	6/12/40	EUR	10,000	13,365
State of North Rhine-Westphalia Germany	1.550%	6/16/48	EUR	10,000	13,979
State of North Rhine-Westphalia Germany	1.625%	10/24/30	EUR	10,000	13,026
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	13,571
State of North Rhine-Westphalia Germany	1.650%	5/16/47	EUR	10,000	14,178
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	23,931
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	7,581
State of North Rhine-Westphalia Germany	1.875%	9/15/22	EUR	11,150	13,257
State of North Rhine-Westphalia Germany	1.875%	3/15/24	EUR	1,950	2,388
State of North Rhine-Westphalia Germany	1.950%	9/26/78	EUR	18,700	29,801
State of North Rhine-Westphalia Germany	2.000%	10/15/25	EUR	3,000	3,804
State of North Rhine-Westphalia Germany	2.150%	3/21/19	EUR	10,030	16,893
State of North Rhine-Westphalia Germany	2.375%	5/13/33	EUR	36,400	52,180
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	11,403
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,674
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,978
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	11,935
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	2,969
State of Saxony-Anhalt	0.500%	6/25/27	EUR	2,500	2,935
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,779
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,032
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	2,972
					10,556,543
Total Germany (Cost $13,125,321)					13,463,557
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	600	682
CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	10,300	11,919
CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	1,400	1,721

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	12,982
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	19,579
CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	122
Hong Kong & Shanghai Banking Corp. Ltd.	2.750%	8/16/21	AUD	400	282
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	114
					47,401
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,655
Hong Kong Special Administrative Region	1.970%	1/17/29	HKD	120,000	15,913
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,973
					32,541
Total Hong Kong (Cost $78,366)					79,942
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	0.500%	4/21/21	HUF	4,032,670	13,786
Republic of Hungary	1.250%	10/22/25	EUR	10,000	11,924
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,408
Republic of Hungary	1.750%	10/10/27	EUR	4,400	5,516
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,206
Republic of Hungary	2.500%	10/24/24	HUF	1,467,000	5,356
Republic of Hungary	2.750%	12/22/26	HUF	6,950,000	25,729
Republic of Hungary	3.000%	10/27/27	HUF	19,922,490	75,095
Republic of Hungary	3.000%	8/21/30	HUF	1,900,000	7,124
Republic of Hungary	3.250%	10/22/31	HUF	950,000	3,624
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	25,442
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	11,987
Republic of Hungary	6.750%	10/22/28	HUF	800,000	3,863
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,136
Total Hungary (Cost $187,251)					196,196
Indonesia (0.7%)
Sovereign Bonds (0.7%)
Indonesia Treasury Bond	6.500%	6/15/25	IDR	590,000,000	41,985
Indonesia Treasury Bond	6.625%	5/15/33	IDR	2,049,414,000	136,292
Indonesia Treasury Bond	7.000%	9/15/30	IDR	520,000,000	36,618
Indonesia Treasury Bond	7.500%	5/15/38	IDR	719,972,000	50,884
Republic of Indonesia	1.400%	10/30/31	EUR	8,430	9,358
Republic of Indonesia	1.450%	9/18/26	EUR	4,420	5,099
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	15,657
Republic of Indonesia	2.625%	6/14/23	EUR	200	239
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	12,804
Republic of Indonesia	3.750%	6/14/28	EUR	18,700	25,296
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	63,622
Republic of Indonesia	6.125%	5/15/28	IDR	1,930,000,000	130,770
Republic of Indonesia	7.000%	5/15/27	IDR	1,591,251,000	114,099
Republic of Indonesia	7.500%	8/15/32	IDR	200,000,000	14,350
Republic of Indonesia	7.500%	6/15/35	IDR	327,200,000	23,375
Republic of Indonesia	8.125%	5/15/24	IDR	550,000,000	41,703
Republic of Indonesia	8.250%	7/15/21	IDR	150,000,000	11,075
Republic of Indonesia	8.250%	5/15/29	IDR	1,134,350,000	87,665
Republic of Indonesia	8.250%	5/15/36	IDR	467,800,000	35,116
Republic of Indonesia	8.375%	3/15/24	IDR	1,440,785,000	109,897
Republic of Indonesia	8.375%	9/15/26	IDR	200,000,000	15,559

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Indonesia	8.375%	3/15/34	IDR	50,000,000	3,833
Republic of Indonesia	9.750%	5/15/37	IDR	130,303,000	11,062
Total Indonesia (Cost $970,172)					996,358
Ireland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,420

Corporate Bonds (0.1%)
AIB Group plc	2.250%	7/3/25	EUR	5,000	6,025
AIB Mortgage Bank	2.250%	3/26/21	EUR	15,000	17,335
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,200	17,502
CRH Finance DAC	1.375%	10/18/28	EUR	1,300	1,553
CRH Finance DAC	3.125%	4/3/23	EUR	10,850	13,359
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,576
Dali Capital plc	4.799%	12/21/37	GBP	550	976
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,955
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	13,082
Roadster Finance DAC	2.375%	12/8/27	EUR	400	465
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,444
					81,272
Sovereign Bonds (0.6%)
ESB Finance DAC	2.125%	11/5/33	EUR	11,100	14,641
ESB Finance Ltd.	2.125%	6/8/27	EUR	11,324	14,391
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,277
GAS Networks Ireland	1.375%	12/5/26	EUR	2,500	2,996
Ireland	0.000%	10/18/22	EUR	30,500	34,521
Ireland	0.800%	3/15/22	EUR	57,280	65,901
Ireland	1.000%	5/15/26	EUR	91,950	110,797
Ireland	1.700%	5/15/37	EUR	25,190	33,707
Ireland	2.000%	2/18/45	EUR	52,390	76,225
Ireland	2.400%	5/15/30	EUR	29,090	40,403
Ireland	3.400%	3/18/24	EUR	103,200	134,405
Ireland	3.900%	3/20/23	EUR	22,965	29,434
Ireland	5.000%	10/18/20	EUR	48,006	56,387
Ireland	5.400%	3/13/25	EUR	10,735	15,657
Republic of Ireland	0.900%	5/15/28	EUR	50,600	61,213
Republic of Ireland	1.100%	5/15/29	EUR	25,000	30,802
Republic of Ireland	1.300%	5/15/33	EUR	20,400	25,773
Republic of Ireland	1.350%	3/18/31	EUR	40,000	50,603
Republic of Ireland	1.500%	5/15/50	EUR	22,526	29,488
					828,621
Total Ireland (Cost $865,749)					913,313
Israel (0.3%)
Sovereign Bonds (0.3%)
State of Israel	0.500%	1/31/21	ILS	22,600	6,441
State of Israel	1.000%	4/30/21	ILS	65,000	18,673
State of Israel	1.250%	11/30/22	ILS	95,170	27,797
State of Israel	1.500%	11/30/23	ILS	54,800	16,255
State of Israel	1.500%	1/18/27	EUR	25,457	31,057
State of Israel	1.500%	1/16/29	EUR	5,000	6,155
State of Israel	1.750%	8/31/25	ILS	229,500	69,540
State of Israel	2.000%	3/31/27	ILS	162,000	50,185

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	State of Israel	2.250%	9/28/28	ILS	228,700	72,527
	State of Israel	2.500%	1/16/49	EUR	2,500	3,713
	State of Israel	2.875%	1/29/24	EUR	5,900	7,399
	State of Israel	3.750%	3/31/24	ILS	37,000	12,030
	State of Israel	3.750%	3/31/47	ILS	51,000	19,628
	State of Israel	4.250%	3/31/23	ILS	73,000	23,472
	State of Israel	5.500%	1/31/22	ILS	20,000	6,349
	State of Israel	5.500%	1/31/42	ILS	66,000	31,610
	State of Israel	6.250%	10/30/26	ILS	56,360	22,077
Total Israel (Cost $383,576)						424,908
Italy (7.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	6,923
1	Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,646
	Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,689
	Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,298
	Banco BPM SPA	0.750%	3/31/22	EUR	10,000	11,302
	Banco BPM SPA	1.000%	1/23/25	EUR	15,000	17,082
	Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	18,644
	Credit Agricole Cariparma SPA	0.250%	9/30/24	EUR	10,800	12,205
	Credit Agricole Cariparma SPA	0.875%	6/16/23	EUR	10,000	11,551
	Credit Agricole Italia SPA	0.875%	1/31/22	EUR	10,000	11,417
	Credit Agricole Italia SPA	1.750%	1/15/38	EUR	5,000	6,608
	Intesa Sanpaolo SPA	0.500%	3/5/24	EUR	9,500	10,904
	Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,687
	Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	12,106
	Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,860
	Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,244
	Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,409
	UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,695
	UniCredit SPA	5.250%	4/30/23	EUR	9,000	11,955
	Unione di Banche Italiane SPA	0.375%	9/14/26	EUR	10,000	11,361
	Unione di Banche Italiane SPA	1.000%	1/27/23	EUR	18,500	21,413
	Unione di Banche Italiane SPA	1.125%	10/4/27	EUR	6,700	8,052
	Unione di Banche Italiane SPA	1.250%	2/7/25	EUR	2,500	2,980
	Unione di Banche Italiane SPA	3.125%	2/5/24	EUR	4,000	5,083
	Unione di Banche Italiane SPA	5.250%	1/28/21	EUR	2,500	2,973
						239,087
Corporate Bonds (0.5%)
	2i Rete Gas SPA	1.608%	10/31/27	EUR	1,500	1,787
	2i Rete Gas SPA	3.000%	7/16/24	EUR	13,000	16,366
	Aeroporti di Roma SPA	1.625%	6/8/27	EUR	11,000	12,614
	Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,800	4,401
	Aeroporti di Roma SPA	5.441%	2/20/23	GBP	250	359
	Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,600	3,386
	Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	10,058
1	Assicurazioni Generali SPA	5.500%	10/27/47	EUR	7,737	10,372
1	Assicurazioni Generali SPA	7.750%	12/12/42	EUR	6,000	8,111
	Atlantia SPA	1.625%	2/3/25	EUR	9,160	9,919
	Atlantia SPA	1.875%	7/13/27	EUR	400	426
	Atlantia SPA	2.875%	2/26/21	EUR	3,500	3,999
	Atlantia SPA	5.875%	6/9/24	EUR	4,600	6,002
	Atlantia SPA	6.250%	6/9/22	GBP	3,820	5,334

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Autostrade per l’Italia SPA	1.125%	11/4/21	EUR	5,000	5,579
	Autostrade per l’Italia SPA	1.750%	2/1/27	EUR	550	586
	Autostrade per l’Italia SPA	1.875%	11/4/25	EUR	17,340	18,815
	Autostrade per l’Italia SPA	4.375%	9/16/25	EUR	1,100	1,365
	Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,723
	Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	10,865
	BPER Banca	1.125%	4/22/26	EUR	10,000	11,814
	Buzzi Unicem SPA	2.125%	4/28/23	EUR	1,300	1,527
	Covivio	2.375%	2/20/28	EUR	200	251
	Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	5,600	6,442
	Credit Agricole Italia SPA	1.000%	3/25/27	EUR	5,000	5,906
	Credito Emiliano SPA	1.125%	1/17/24	EUR	10,000	11,654
	Enel Finance International NV	1.000%	9/16/24	EUR	3,100	3,594
	Enel Finance International NV	1.125%	9/16/26	EUR	4,800	5,640
	Enel Finance International NV	1.375%	6/1/26	EUR	42,145	50,387
	Enel Finance International NV	1.966%	1/27/25	EUR	8,716	10,593
	Enel Finance International NV	4.875%	4/17/23	EUR	2,400	3,126
	Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,421
	Enel Finance International NV	5.250%	9/29/23	EUR	736	985
	Enel Finance International NV	5.625%	8/14/24	GBP	3,700	5,690
	Enel Finance International NV	5.750%	9/14/40	GBP	9,700	18,437
1	Enel SPA	2.500%	11/24/78	EUR	11,100	12,818
1	Enel SPA	3.375%	11/24/81	EUR	300	359
	Enel SPA	5.750%	6/22/37	GBP	1,000	1,841
1	Enel SPA	6.625%	9/15/76	GBP	20,627	29,076
	Eni SPA	0.625%	9/19/24	EUR	10,000	11,401
	Eni SPA	0.750%	5/17/22	EUR	500	569
	Eni SPA	1.125%	9/19/28	EUR	5,500	6,473
	Eni SPA	1.500%	2/2/26	EUR	800	960
	Eni SPA	1.500%	1/17/27	EUR	5,000	6,040
	Eni SPA	1.625%	5/17/28	EUR	3,000	3,667
	Eni SPA	2.625%	11/22/21	EUR	3,000	3,530
	Eni SPA	3.250%	7/10/23	EUR	10,960	13,671
	Eni SPA	3.750%	9/12/25	EUR	6,600	8,859
	FCA Bank SPA	1.000%	11/15/21	EUR	23,900	27,123
	FCA Bank SPA	1.000%	2/21/22	EUR	100	114
	FCA Bank SPA	1.250%	1/21/21	EUR	300	340
	FCA Bank SPA	1.250%	6/21/22	EUR	110	126
	FCA Bank SPA	1.625%	9/29/21	GBP	3,000	3,882
	Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	12,600	14,329
	Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	1,700	1,940
	Intesa Sanpaolo SPA	1.125%	7/14/25	EUR	10,000	11,937
	Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	15,000	17,343
	Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	16,078	18,943
	Intesa Sanpaolo SPA	1.750%	7/4/29	EUR	19,000	22,191
	Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	14,071
	Intesa Sanpaolo SPA	2.125%	8/30/23	EUR	8,000	9,497
	Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,700
	Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,753
	Iren SPA	1.950%	9/19/25	EUR	6,000	7,286
	Italgas SPA	0.500%	1/19/22	EUR	18,000	20,286
	Italgas SPA	1.625%	1/19/27	EUR	5,000	6,059
	Luxottica Group SPA	2.625%	2/10/24	EUR	9,200	11,393

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Mediobanca Banca di Credito Finanziario SPA	1.375%	11/10/25	EUR	10,800	12,996
	Mediobanca SPA	1.250%	11/24/29	EUR	2,600	3,163
	Mediobanca SPA	1.625%	1/19/21	EUR	5,000	5,684
	Snam SPA	0.875%	10/25/26	EUR	19,655	22,742
	Snam SPA	1.000%	9/18/23	EUR	100	115
	Snam SPA	1.250%	1/25/25	EUR	500	588
	Societa Iniziative Autostradali e Servizi SPA	1.625%	2/8/28	EUR	9,911	11,315
	Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	8,036
	Terna Rete Elettrica Nazionale SPA	1.000%	10/11/28	EUR	13,300	15,479
	Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	11,634
	Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,136
	UniCredit SPA	0.375%	10/31/26	EUR	12,750	14,600
1	UniCredit SPA	1.250%	6/25/25	EUR	23,300	26,708
	UniCredit SPA	2.000%	3/4/23	EUR	10,000	11,782
	UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,739
1	UniCredit SPA	4.375%	1/3/27	EUR	4,000	4,773
1	UniCredit SPA	4.875%	2/20/29	EUR	2,000	2,508
	UniCredit SPA	6.950%	10/31/22	EUR	7,000	9,218
	Unione di Banche Italiane SPA	0.500%	7/15/24	EUR	5,500	6,305
	Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	112
	Unione di Banche Italiane SPA	1.000%	9/25/25	EUR	10,000	11,846
	Unione di Banche Italiane SPA	1.250%	1/15/30	EUR	500	608
	Unione di Banche Italiane SPA	1.500%	4/10/24	EUR	5,000	5,733
						772,931
Sovereign Bonds (7.2%)
	A2A SPA	1.250%	3/16/24	EUR	4,000	4,640
	ACEA SPA	1.000%	10/24/26	EUR	7,121	8,217
	ACEA SPA	1.500%	6/8/27	EUR	4,847	5,768
	ACEA SPA	1.750%	5/23/28	EUR	10,170	12,280
	ACEA SPA	2.625%	7/15/24	EUR	3,200	3,941
	Cassa Depositi e Prestiti SPA	1.500%	6/21/24	EUR	5,000	5,814
	Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	8,958
	Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	5,952
	Cassa Depositi e Prestiti SPA	2.125%	9/27/23	EUR	5,000	5,953
	Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	8,000	9,318
	Hera SPA	0.875%	10/14/26	EUR	5,000	5,774
	Hera SPA	0.875%	7/5/27	EUR	10,000	11,500
	Hera SPA	5.200%	1/29/28	EUR	6,000	9,170
2	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/40	EUR	60,000	82,402
	Republic of Italy	0.000%	11/27/20	EUR	102,000	113,994
	Republic of Italy	0.000%	6/29/21	EUR	50,000	55,866
	Republic of Italy	0.050%	4/15/21	EUR	100,000	111,966
	Republic of Italy	0.200%	10/15/20	EUR	75,000	84,010
	Republic of Italy	0.450%	6/1/21	EUR	201,100	226,492
	Republic of Italy	0.950%	3/1/23	EUR	240,000	275,329
	Republic of Italy	1.000%	7/15/22	EUR	106,198	121,719
	Republic of Italy	1.350%	4/15/22	EUR	255,559	294,796
	Republic of Italy	1.500%	6/1/25	EUR	62,500	73,767
	Republic of Italy	1.750%	7/1/24	EUR	486,133	578,386
	Republic of Italy	2.000%	2/1/28	EUR	68,386	84,040
	Republic of Italy	2.050%	8/1/27	EUR	474,273	582,564
	Republic of Italy	2.100%	7/15/26	EUR	543,043	665,106
	Republic of Italy	2.150%	12/15/21	EUR	111,200	129,944

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Republic of Italy	2.200%	6/1/27	EUR	57,700	71,523
	Republic of Italy	2.300%	10/15/21	EUR	159,835	186,643
	Republic of Italy	2.450%	10/1/23	EUR	541,311	656,827
	Republic of Italy	2.500%	11/15/25	EUR	86,733	108,111
2	Republic of Italy	2.800%	3/1/67	EUR	20,637	26,686
2	Republic of Italy	2.950%	9/1/38	EUR	120,190	162,522
	Republic of Italy	3.000%	8/1/29	EUR	380,078	506,554
2	Republic of Italy	3.350%	3/1/35	EUR	444,514	624,494
2	Republic of Italy	3.500%	3/1/30	EUR	147,000	204,175
	Republic of Italy	3.750%	3/1/21	EUR	80,300	94,290
2	Republic of Italy	3.750%	5/1/21	EUR	126,450	149,375
2	Republic of Italy	3.750%	8/1/21	EUR	301,225	358,818
	Republic of Italy	3.750%	9/1/24	EUR	58,900	76,384
2	Republic of Italy	3.850%	9/1/49	EUR	338,017	532,264
2	Republic of Italy	4.000%	2/1/37	EUR	120,310	183,113
	Republic of Italy	4.500%	5/1/23	EUR	164,680	211,704
	Republic of Italy	4.500%	3/1/24	EUR	93,780	123,657
2	Republic of Italy	4.500%	3/1/26	EUR	215,575	299,730
	Republic of Italy	4.750%	9/1/21	EUR	27,500	33,397
2	Republic of Italy	4.750%	8/1/23	EUR	45,580	59,517
2	Republic of Italy	4.750%	9/1/44	EUR	107,980	188,511
	Republic of Italy	5.000%	3/1/22	EUR	37,895	47,290
2	Republic of Italy	5.000%	3/1/25	EUR	235,471	326,066
2	Republic of Italy	5.000%	8/1/34	EUR	92,730	152,846
2	Republic of Italy	5.000%	8/1/39	EUR	44,430	76,978
2	Republic of Italy	5.000%	9/1/40	EUR	164,460	285,257
	Republic of Italy	5.250%	11/1/29	EUR	53,510	84,110
	Republic of Italy	5.500%	9/1/22	EUR	62,500	80,618
	Republic of Italy	5.500%	11/1/22	EUR	70,000	90,853
	Republic of Italy	5.750%	2/1/33	EUR	97,200	167,044
	Republic of Italy	6.000%	8/4/28	GBP	11,900	19,830
	Republic of Italy	6.000%	5/1/31	EUR	96,345	164,372
	Republic of Italy	6.500%	11/1/27	EUR	795	1,282
	Republic of Italy	7.250%	11/1/26	EUR	60,300	97,639
	Republic of Italy	9.000%	11/1/23	EUR	31,000	46,680
						10,076,826
Total Italy (Cost $10,324,712)						11,088,844
Japan (19.6%)
Corporate Bonds (0.3%)
	American Honda Finance Corp.	0.350%	8/26/22	EUR	2,820	3,174
	American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,248
	American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	5,918
	Asahi Group Holdings Ltd.	0.321%	9/19/21	EUR	700	785
	Daiichi Sankyo Co. Ltd.	0.810%	7/25/36	JPY	400,000	3,801
	Denso Corp.	0.315%	3/17/28	JPY	800,000	7,455
	East Japan Railway Co.	4.500%	1/25/36	GBP	1,300	2,353
	East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	10,165
	Fast Retailing Co. Ltd.	0.405%	6/6/28	JPY	1,400,000	13,143
	Fast Retailing Co. Ltd.	0.749%	12/18/25	JPY	100,000	957
	Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,797
	JT International Financial Services BV	2.750%	9/28/33	GBP	5,100	6,953
	Kansai Electric Power Co. Inc.	0.280%	4/25/24	JPY	92,000	855
	Kansai Electric Power Co. Inc.	0.460%	12/20/27	JPY	700,000	6,521

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	175,000	1,633
	Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	244,000	2,280
	Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,840
	Kyushu Electric Power Co. Inc.	0.430%	5/25/29	JPY	180,000	1,678
	Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,927
1	Mitsubishi UFJ Financial Group Inc.	0.360%	10/31/28	JPY	400,000	3,645
	Mitsubishi UFJ Financial Group Inc.	0.366%	7/29/26	JPY	111,000	1,025
	Mitsubishi UFJ Financial Group Inc.	0.535%	4/28/26	JPY	100,000	934
	Mitsubishi UFJ Financial Group Inc.	0.535%	5/31/28	JPY	300,000	2,797
	Mitsubishi UFJ Financial Group Inc.	0.652%	7/26/27	JPY	200,000	1,885
	Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	11,328
	Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/29	EUR	6,000	6,890
	Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	15,000	17,180
	Mitsubishi UFJ Financial Group Inc.	0.940%	6/26/24	JPY	200,000	1,902
	Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,759
	Mizuho Financial Group Inc.	0.402%	9/6/29	EUR	5,000	5,497
1	Mizuho Financial Group Inc.	0.500%	1/26/27	JPY	200,000	1,853
	Mizuho Financial Group Inc.	0.523%	6/10/24	EUR	2,300	2,590
	Mizuho Financial Group Inc.	0.650%	1/26/27	JPY	261,000	2,452
	Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,683
	Mizuho Financial Group Inc.	1.020%	10/11/23	EUR	9,200	10,563
	MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,692
	MUFG Bank Ltd.	1.390%	5/31/22	JPY	100,000	956
	MUFG Bank Ltd.	1.560%	1/20/21	JPY	1,400,000	13,189
	MUFG Bank Ltd.	1.950%	11/12/25	JPY	500,000	5,108
	Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,713
	Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,694
	Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,874
	Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	6,386
	Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	9,278
	Panasonic Corp.	0.300%	9/20/23	JPY	400,000	3,735
	Panasonic Corp.	0.470%	9/18/26	JPY	1,800,000	16,859
	Panasonic Corp.	0.934%	3/19/25	JPY	1,200,000	11,583
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,802
	Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	24,065
	Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,852
	Shinkin Central Bank	0.110%	6/27/23	JPY	300,000	2,784
	Shinkin Central Bank	0.110%	10/27/23	JPY	200,000	1,857
	Sony Corp.	0.230%	9/17/21	JPY	1,200,000	11,139
	Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	5,100	5,812
	Sumitomo Mitsui Banking Corp.	1.610%	12/17/20	JPY	300,000	2,824
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	21,188
	Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	613
	Sumitomo Mitsui Financial Group Inc.	0.585%	3/16/28	JPY	285,000	2,659
	Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	226
	Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,825
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	14,172
	Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	230
	Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	11,200	13,473
	Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,158
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,790
2	Takeda Pharmaceutical Co. Ltd.	0.375%	11/21/20	EUR	9,200	10,317
2	Takeda Pharmaceutical Co. Ltd.	1.125%	11/21/22	EUR	7,300	8,402
2	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	8,300	10,398

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/26	EUR	300	376
2	Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/30	EUR	9,000	12,053
	Toyota Finance Australia Ltd.	0.500%	4/6/23	EUR	1,100	1,248
	Toyota Finance Australia Ltd.	1.625%	7/11/22	GBP	2,200	2,891
	Toyota Finance Australia Ltd.	3.100%	5/19/22	AUD	6,928	4,964
	Toyota Motor Credit Corp.	0.750%	7/21/22	EUR	1,600	1,825
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,300	15,137
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	5,195
	Toyota Motor Credit Corp.	2.750%	7/26/21	AUD	1,450	1,023
	Toyota Motor Finance Netherlands BV	0.250%	1/10/22	EUR	200	225
	Toyota Motor Finance Netherlands BV	0.625%	9/26/23	EUR	12,700	14,529
						465,585
Sovereign Bonds (19.3%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	8,333
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	9,258
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,827
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,800,000	16,711
11	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	26,962
11	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	423
	Development Bank of Japan Inc.	0.161%	12/18/20	JPY	100,000	927
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,807
11	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,706
11	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,782
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,715
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,430
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,629
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,593
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,566
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,638
	Japan	0.100%	12/1/20	JPY	17,600,000	163,528
	Japan	0.100%	12/20/20	JPY	7,500,000	69,713
	Japan	0.100%	1/1/21	JPY	39,650,000	368,507
	Japan	0.100%	2/1/21	JPY	33,300,000	309,572
	Japan	0.100%	3/20/21	JPY	5,600,000	52,098
	Japan	0.100%	5/1/21	JPY	7,000,000	65,129
	Japan	0.100%	6/1/21	JPY	7,800,000	72,589
	Japan	0.100%	6/20/21	JPY	53,270,000	495,847
	Japan	0.100%	7/1/21	JPY	12,000,000	111,710
	Japan	0.100%	9/1/21	JPY	5,400,000	50,297
	Japan	0.100%	9/20/21	JPY	45,950,000	428,055
	Japan	0.100%	10/1/21	JPY	40,000,000	372,801
	Japan	0.100%	12/20/21	JPY	5,150,000	48,019
	Japan	0.100%	3/20/22	JPY	31,475,000	293,751
	Japan	0.100%	6/20/22	JPY	65,910,000	615,704
	Japan	0.100%	9/20/22	JPY	40,000,000	374,026
	Japan	0.100%	12/20/22	JPY	32,600,000	305,117
	Japan	0.100%	3/20/23	JPY	34,500,000	323,193
	Japan	0.100%	6/20/23	JPY	34,300,000	321,611
	Japan	0.100%	9/20/23	JPY	58,450,000	548,504
	Japan	0.100%	12/20/23	JPY	22,613,750	212,408
	Japan	0.100%	3/20/24	JPY	41,270,000	388,033
	Japan	0.100%	6/20/24	JPY	29,850,000	280,956
	Japan	0.100%	3/20/26	JPY	5,100,000	48,394
	Japan	0.100%	6/20/26	JPY	5,208,300	49,404

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	9/20/26	JPY	6,950,000	65,986
Japan	0.100%	12/20/26	JPY	20,280,000	192,701
Japan	0.100%	3/20/27	JPY	17,835,000	169,587
Japan	0.100%	6/20/27	JPY	15,250,000	145,106
Japan	0.100%	9/20/27	JPY	18,910,000	180,054
Japan	0.100%	12/20/27	JPY	27,125,000	258,325
Japan	0.100%	3/20/28	JPY	39,020,000	371,462
Japan	0.100%	6/20/28	JPY	29,500,000	280,694
Japan	0.100%	9/20/28	JPY	26,600,250	252,976
Japan	0.100%	9/20/28	JPY	1,620,000	15,407
Japan	0.100%	12/20/28	JPY	46,672,600	443,515
Japan	0.100%	3/20/29	JPY	40,170,000	381,326
Japan	0.100%	6/20/29	JPY	50,040,000	474,401
Japan	0.200%	6/20/36	JPY	13,000,000	121,443
Japan	0.300%	12/20/24	JPY	10,500,000	100,138
Japan	0.300%	12/20/25	JPY	32,700,000	313,735
Japan	0.300%	6/20/39	JPY	19,280,000	180,466
Japan	0.300%	6/20/46	JPY	5,800,000	52,912
Japan	0.400%	3/20/25	JPY	9,865,000	94,720
Japan	0.400%	6/20/25	JPY	8,000,000	76,945
Japan	0.400%	9/20/25	JPY	3,195,000	30,784
Japan	0.400%	3/20/36	JPY	20,420,000	197,752
Japan	0.400%	3/20/39	JPY	28,004,100	267,501
Japan	0.400%	6/20/49	JPY	18,883,600	174,571
Japan	0.400%	9/20/49	JPY	2,750,000	25,362
Japan	0.400%	3/20/56	JPY	11,335,000	103,858
Japan	0.500%	9/20/24	JPY	12,700,000	122,054
Japan	0.500%	12/20/24	JPY	7,730,000	74,459
Japan	0.500%	9/20/36	JPY	14,730,000	144,250
Japan	0.500%	3/20/38	JPY	33,875,000	330,569
Japan	0.500%	6/20/38	JPY	16,180,000	157,773
Japan	0.500%	12/20/38	JPY	20,081,600	195,505
Japan	0.500%	9/20/46	JPY	11,730,000	112,448
Japan	0.500%	3/20/49	JPY	14,000,000	133,226
Japan	0.500%	3/20/59	JPY	8,110,000	76,610
Japan	0.600%	3/20/23	JPY	12,020,000	114,540
Japan	0.600%	9/20/23	JPY	1,000,000	9,572
Japan	0.600%	12/20/23	JPY	15,660,000	150,229
Japan	0.600%	3/20/24	JPY	18,890,000	181,630
Japan	0.600%	6/20/24	JPY	710,000	6,843
Japan	0.600%	12/20/36	JPY	16,900,000	168,049
Japan	0.600%	6/20/37	JPY	12,020,000	119,460
Japan	0.600%	9/20/37	JPY	13,475,000	133,865
Japan	0.600%	12/20/37	JPY	18,405,550	182,766
Japan	0.600%	12/20/46	JPY	12,550,000	123,227
Japan	0.700%	12/20/22	JPY	4,025,000	38,394
Japan	0.700%	3/20/37	JPY	43,755,000	441,905
Japan	0.700%	9/20/38	JPY	18,020,000	181,744
Japan	0.700%	6/20/48	JPY	13,250,000	133,029
Japan	0.700%	12/20/48	JPY	13,998,500	140,441
Japan	0.800%	6/20/22	JPY	12,120,000	115,341
Japan	0.800%	9/20/22	JPY	4,170,000	39,786
Japan	0.800%	12/20/22	JPY	12,605,000	120,605
Japan	0.800%	6/20/23	JPY	13,713,500	131,904

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.800%	6/20/23	JPY	600,000	5,772
Japan	0.800%	9/20/23	JPY	1,256,000	12,113
Japan	0.800%	3/20/46	JPY	5,620,000	58,318
Japan	0.800%	3/20/47	JPY	2,411,000	24,824
Japan	0.800%	6/20/47	JPY	6,440,000	66,302
Japan	0.800%	9/20/47	JPY	12,090,000	124,459
Japan	0.800%	12/20/47	JPY	14,505,000	149,303
Japan	0.800%	3/20/48	JPY	21,215,000	218,346
Japan	0.800%	3/20/58	JPY	11,426,950	119,303
Japan	0.900%	3/20/22	JPY	4,740,000	45,092
Japan	0.900%	6/20/22	JPY	7,557,000	72,090
Japan	0.900%	9/20/48	JPY	14,094,450	148,574
Japan	0.900%	3/20/57	JPY	12,841,300	137,964
Japan	1.000%	9/20/21	JPY	138,000	1,308
Japan	1.000%	12/20/21	JPY	11,100,000	105,503
Japan	1.000%	3/20/22	JPY	8,120,000	77,425
Japan	1.000%	3/20/23	JPY	530,000	5,118
Japan	1.000%	12/20/35	JPY	6,300,000	66,635
Japan	1.100%	9/20/21	JPY	6,400,000	60,755
Japan	1.100%	12/20/21	JPY	4,200,000	40,003
Japan	1.200%	12/20/20	JPY	7,337,350	69,037
Japan	1.200%	6/20/21	JPY	6,000,000	56,857
Japan	1.200%	12/20/34	JPY	9,910,000	107,231
Japan	1.200%	3/20/35	JPY	11,040,000	119,613
Japan	1.200%	9/20/35	JPY	11,600,000	125,981
Japan	1.300%	3/20/21	JPY	9,634,000	91,097
Japan	1.300%	6/20/35	JPY	30,410,000	334,236
Japan	1.400%	12/20/22	JPY	6,500,000	63,328
Japan	1.400%	9/20/34	JPY	19,330,000	214,228
Japan	1.400%	9/20/45	JPY	2,860,000	33,620
Japan	1.400%	12/20/45	JPY	7,210,000	84,845
Japan	1.400%	3/20/55	JPY	7,685,000	94,674
Japan	1.500%	6/20/32	JPY	6,300,000	69,598
Japan	1.500%	3/20/33	JPY	12,463,100	138,428
Japan	1.500%	3/20/34	JPY	18,875,250	211,131
Japan	1.500%	6/20/34	JPY	8,680,000	97,238
Japan	1.500%	12/20/44	JPY	18,930,000	226,013
Japan	1.500%	3/20/45	JPY	10,765,000	128,697
Japan	1.600%	6/20/30	JPY	570,000	6,243
Japan	1.600%	3/20/32	JPY	8,950,000	99,706
Japan	1.600%	6/20/32	JPY	3,108,000	34,699
Japan	1.600%	3/20/33	JPY	10,564,000	118,671
Japan	1.600%	12/20/33	JPY	10,900,000	123,138
Japan	1.600%	6/20/45	JPY	4,200,000	51,231
Japan	1.700%	12/20/22	JPY	3,500,000	34,401
Japan	1.700%	9/20/31	JPY	25,000,000	279,737
Japan	1.700%	12/20/31	JPY	6,700,000	75,222
Japan	1.700%	3/20/32	JPY	3,200,000	36,015
Japan	1.700%	9/20/32	JPY	14,789,000	167,219
Japan	1.700%	12/20/32	JPY	11,230,000	127,276
Japan	1.700%	6/20/33	JPY	8,090,000	92,050
Japan	1.700%	6/20/33	JPY	1,550,000	17,641
Japan	1.700%	9/20/33	JPY	7,101,000	80,992
Japan	1.700%	12/20/43	JPY	5,231,700	64,342

Total International Bond Index Fund

			Face		Market
		Maturity	Amount		Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.700%	3/20/44	JPY	9,536,700	117,494
Japan	1.700%	6/20/44	JPY	6,316,400	77,951
Japan	1.700%	9/20/44	JPY	6,073,000	75,075
Japan	1.700%	3/20/54	JPY	7,175,000	94,327
Japan	1.800%	6/20/23	JPY	2,500,000	24,885
Japan	1.800%	6/20/30	JPY	40,000	446
Japan	1.800%	9/20/30	JPY	1,400,000	15,647
Japan	1.800%	6/20/31	JPY	4,500,000	50,756
Japan	1.800%	9/20/31	JPY	7,575,000	85,596
Japan	1.800%	12/20/31	JPY	25,062,000	284,189
Japan	1.800%	3/20/32	JPY	1,130,000	12,848
Japan	1.800%	12/20/32	JPY	6,000,000	68,722
Japan	1.800%	3/20/43	JPY	8,235,000	102,561
Japan	1.800%	9/20/43	JPY	3,486,750	43,552
Japan	1.900%	9/20/22	JPY	67,000	659
Japan	1.900%	9/20/23	JPY	3,055,000	30,675
Japan	1.900%	12/20/23	JPY	1,800,000	18,162
Japan	1.900%	3/20/24	JPY	500,000	5,071
Japan	1.900%	6/20/25	JPY	1,150,000	11,966
Japan	1.900%	12/20/28	JPY	7,240,000	80,033
Japan	1.900%	3/20/29	JPY	4,150,000	46,007
Japan	1.900%	9/20/30	JPY	4,370,000	49,274
Japan	1.900%	3/20/31	JPY	6,000,000	68,124
Japan	1.900%	6/20/31	JPY	5,950,000	67,704
Japan	1.900%	9/20/42	JPY	18,862,000	237,648
Japan	1.900%	6/20/43	JPY	7,405,650	93,880
Japan	1.900%	3/20/53	JPY	3,147,000	42,858
Japan	2.000%	6/21/21	JPY	4,000,000	38,386
Japan	2.000%	3/20/25	JPY	75,000	780
Japan	2.000%	12/20/25	JPY	3,340,000	35,292
Japan	2.000%	3/20/27	JPY	1,000,000	10,836
Japan	2.000%	6/20/30	JPY	5,000,000	56,745
Japan	2.000%	12/20/30	JPY	3,000,000	34,239
Japan	2.000%	3/20/31	JPY	12,180,000	139,483
Japan	2.000%	12/20/33	JPY	500,000	5,909
Japan	2.000%	9/20/40	JPY	17,972,000	225,926
Japan	2.000%	9/20/41	JPY	12,897,000	163,700
Japan	2.000%	3/20/42	JPY	15,226,850	194,237
Japan	2.000%	3/20/52	JPY	4,860,000	67,012
Japan	2.100%	12/20/21	JPY	105,000	1,021
Japan	2.100%	9/20/24	JPY	1,305,000	13,494
Japan	2.100%	6/20/25	JPY	3,000,000	31,520
Japan	2.100%	9/20/25	JPY	200,000	2,114
Japan	2.100%	3/20/26	JPY	860,000	9,185
Japan	2.100%	12/20/26	JPY	5,000,000	54,216
Japan	2.100%	3/20/27	JPY	350,000	3,817
Japan	2.100%	12/20/27	JPY	2,241,000	24,785
Japan	2.100%	9/20/28	JPY	6,126,000	68,528
Japan	2.100%	12/20/28	JPY	600,000	6,735
Japan	2.100%	3/20/29	JPY	4,513,000	50,832
Japan	2.100%	6/20/29	JPY	5,530,000	62,478
Japan	2.100%	9/20/29	JPY	8,580,000	97,210
Japan	2.100%	12/20/29	JPY	7,500,000	85,247
Japan	2.100%	3/20/30	JPY	80,000	913

Total International Bond Index Fund

				Face		Market
			Maturity	Amount		Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.100%	12/20/30	JPY	8,170,000	94,203
	Japan	2.200%	3/20/26	JPY	800,000	8,589
	Japan	2.200%	9/20/26	JPY	60,000	651
	Japan	2.200%	9/20/27	JPY	15,000	166
	Japan	2.200%	3/20/28	JPY	3,950,000	44,168
	Japan	2.200%	9/20/28	JPY	1,200,000	13,523
	Japan	2.200%	12/20/29	JPY	6,590,000	75,526
	Japan	2.200%	3/20/30	JPY	6,300,000	72,479
	Japan	2.200%	3/20/31	JPY	500,000	5,832
	Japan	2.200%	9/20/39	JPY	8,928,000	114,374
	Japan	2.200%	3/20/41	JPY	13,268,000	172,707
	Japan	2.200%	3/20/49	JPY	1,625,000	22,733
	Japan	2.200%	3/20/50	JPY	2,240,000	31,592
	Japan	2.200%	3/20/51	JPY	3,058,000	43,456
	Japan	2.300%	9/20/26	JPY	35,000	382
	Japan	2.300%	6/20/27	JPY	20,000	222
	Japan	2.300%	5/20/30	JPY	170,000	1,977
	Japan	2.300%	3/20/35	JPY	2,500,000	30,943
	Japan	2.300%	6/20/35	JPY	3,580,000	44,486
	Japan	2.300%	12/20/35	JPY	2,510,000	31,346
	Japan	2.300%	12/20/36	JPY	808,000	10,214
	Japan	2.300%	3/20/39	JPY	4,508,000	58,231
	Japan	2.300%	3/20/40	JPY	4,580,000	59,823
	Japan	2.400%	3/20/28	JPY	5,850,000	66,330
	Japan	2.400%	6/20/28	JPY	1,030,000	11,729
	Japan	2.400%	3/20/34	JPY	3,700,000	45,801
	Japan	2.400%	12/20/34	JPY	2,300,000	28,727
	Japan	2.400%	3/20/37	JPY	3,614,000	46,383
	Japan	2.400%	9/20/38	JPY	2,532,000	33,025
	Japan	2.400%	3/20/48	JPY	800,000	11,496
	Japan	2.500%	6/20/34	JPY	2,013,000	25,263
	Japan	2.500%	9/20/34	JPY	400,000	5,036
	Japan	2.500%	9/20/35	JPY	1,000,000	12,744
	Japan	2.500%	3/20/36	JPY	2,208,000	28,342
	Japan	2.500%	6/20/36	JPY	1,450,000	18,670
	Japan	2.500%	9/20/36	JPY	600,000	7,750
	Japan	2.500%	9/20/37	JPY	17,000	222
	Japan	2.500%	3/20/38	JPY	2,917,000	38,335
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	3,500	4,617
11	Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/27	JPY	2,969,000	27,768
11	Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/27	JPY	300,000	2,815
11	Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/27	JPY	2,300,000	21,598
11	Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/36	JPY	2,000,000	18,321
11	Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/27	JPY	2,100,000	19,746
	Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/27	JPY	600,000	5,643
11	Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/27	JPY	2,200,000	20,705

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/28	JPY	1,500,000	14,121
[11]	Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/36	JPY	1,200,000	11,302
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/31/25	JPY	400,000	3,778
11	Japan Expressway Holding & Debt Repayment Agency	0.320%	1/30/26	JPY	751,000	7,117
11	Japan Expressway Holding & Debt Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,509
11	Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/36	JPY	200,000	1,906
11	Japan Expressway Holding & Debt Repayment Agency	0.414%	2/28/25	JPY	409,000	3,883
11	Japan Expressway Holding & Debt Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,515
11	Japan Expressway Holding & Debt Repayment Agency	0.466%	12/27/24	JPY	2,000,000	19,024
11	Japan Expressway Holding & Debt Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,471
	Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/38	JPY	200,000	1,907
	Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/39	JPY	200,000	1,905
11	Japan Expressway Holding & Debt Repayment Agency	0.509%	5/30/25	JPY	580,000	5,540
11	Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/38	JPY	400,000	3,895
11	Japan Expressway Holding & Debt Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,537
11	Japan Expressway Holding & Debt Repayment Agency	0.541%	4/28/23	JPY	800,000	7,562
	Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/49	JPY	900,000	8,542
11	Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/38	JPY	2,000,000	19,677
11	Japan Expressway Holding & Debt Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,103
11	Japan Expressway Holding & Debt Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,546
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,097
11	Japan Expressway Holding & Debt Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,567
11	Japan Expressway Holding & Debt Repayment Agency	0.668%	3/17/23	JPY	800,000	7,589
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,534
11	Japan Expressway Holding & Debt Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,563
11	Japan Expressway Holding & Debt Repayment Agency	0.693%	12/28/23	JPY	500,000	4,774
	Japan Expressway Holding & Debt Repayment Agency	0.765%	9/20/22	JPY	200,000	1,892

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt Repayment Agency	0.791%	10/31/22	JPY	86,700	823
	Japan Expressway Holding & Debt Repayment Agency	0.796%	9/20/22	JPY	300,000	2,840
11	Japan Expressway Holding & Debt Repayment Agency	0.801%	8/31/22	JPY	800,000	7,586
11	Japan Expressway Holding & Debt Repayment Agency	0.805%	11/30/22	JPY	1,568,700	14,911
11	Japan Expressway Holding & Debt Repayment Agency	0.815%	2/28/23	JPY	557,700	5,300
11	Japan Expressway Holding & Debt Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,242
11	Japan Expressway Holding & Debt Repayment Agency	0.834%	1/31/23	JPY	900,000	8,575
11	Japan Expressway Holding & Debt Repayment Agency	0.839%	7/29/22	JPY	500,000	4,763
11	Japan Expressway Holding & Debt Repayment Agency	0.882%	6/30/23	JPY	817,000	7,801
11	Japan Expressway Holding & Debt Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,390
11	Japan Expressway Holding & Debt Repayment Agency	0.900%	11/30/20	JPY	100,000	935
11	Japan Expressway Holding & Debt Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,475
11	Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/36	JPY	3,600,000	37,373
11	Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/35	JPY	3,000,000	31,263
11	Japan Expressway Holding & Debt Repayment Agency	1.200%	12/28/20	JPY	300,000	2,818
11	Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/35	JPY	600,000	6,491
11	Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/34	JPY	100,000	1,092
11	Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/34	JPY	700,000	7,708
	Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/55	JPY	2,400,000	30,743
11	Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/29	JPY	500,000	5,607
11	Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/40	JPY	200,000	2,593
	Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/27	JPY	700,000	7,663
	Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/28	JPY	50,000	558
	Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/28	JPY	880,000	9,810
	Japan Expressway Holding & Debt Repayment Agency	2.450%	3/19/26	JPY	180,000	1,923
	Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/48	JPY	1,550,000	22,675
	Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/46	JPY	80,000	1,187

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/46	JPY	250,000	3,722
11	Japan Expressway Holding and Debt Repayment Agency	0.110%	5/31/27	JPY	11,000	103
11	Japan Expressway Holding and Debt Repayment Agency	0.440%	8/29/25	JPY	64,000	610
11	Japan Expressway Holding and Debt Repayment Agency	0.557%	7/31/25	JPY	14,000	134
11	Japan Finance Organization for Municipalities	0.020%	3/13/26	JPY	100,000	930
11	Japan Finance Organization for Municipalities	0.110%	5/21/27	JPY	1,500,000	14,050
11	Japan Finance Organization for Municipalities	0.140%	4/16/27	JPY	1,250,000	11,734
11	Japan Finance Organization for Municipalities	0.145%	2/16/26	JPY	90,000	844
11	Japan Finance Organization for Municipalities	0.160%	7/16/27	JPY	1,000,000	9,403
	Japan Finance Organization for Municipalities	0.160%	11/15/27	JPY	2,000,000	18,803
	Japan Finance Organization for Municipalities	0.185%	1/21/28	JPY	2,000,000	18,751
11	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,830,000	17,180
11	Japan Finance Organization for Municipalities	0.320%	1/19/26	JPY	1,000,000	9,479
11	Japan Finance Organization for Municipalities	0.391%	4/25/25	JPY	225,000	2,140
11	Japan Finance Organization for Municipalities	0.484%	6/13/25	JPY	100,000	955
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,621
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,552
11	Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	19,125
11	Japan Finance Organization for Municipalities	0.660%	2/16/24	JPY	1,000,000	9,511
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	3,058,000	29,250
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,510
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	15,053
11	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,550,000	14,819
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,734
	Japan Finance Organization for Municipalities	0.801%	10/28/22	JPY	850,000	8,055
11	Japan Finance Organization for Municipalities	0.801%	9/15/23	JPY	50,000	478
11	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,253

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Finance Organization for Municipalities	0.819%	9/16/22	JPY	1,000,000	9,491
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,696
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,576
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	935
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,680
	Japan Finance Organization for Municipalities	0.922%	7/28/23	JPY	300,000	2,872
11	Japan Finance Organization for Municipalities	0.977%	4/22/22	JPY	2,200,000	20,888
11	Japan Finance Organization for Municipalities	1.000%	9/14/21	JPY	220,600	2,082
	Japan Finance Organization for Municipalities	2.220%	1/28/30	JPY	2,130,000	24,051
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	899
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,850
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,865
	Major Joint Local Government Bond	0.140%	2/22/29	JPY	1,600,000	14,930
	Major Joint Local Government Bond	0.145%	12/25/26	JPY	3,300,000	30,779
	Major Joint Local Government Bond	0.160%	1/25/29	JPY	1,610,000	15,050
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	28,894
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	5,700,000	53,360
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	8,346
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	17,809
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,436
	Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,753
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,973
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	34,521
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	21,785
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	22,724
	Major Joint Local Government Bond	0.469%	12/25/25	JPY	5,100,000	48,525
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	45,056
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,527
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	15,231
	Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	20,682
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	24,795
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	48,627
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,868
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,255
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,751
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,662
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,627
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,679
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,814
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,626
	Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,900
	Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,384
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	35,235
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,785

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,323
Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,370
Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	853
Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	859
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,577
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,783
Major Joint Local Government Bond	1.000%	10/25/21	JPY	6,100,000	57,577
Major Joint Local Government Bond	1.010%	2/25/22	JPY	75,000	710
Major Joint Local Government Bond	1.030%	9/24/21	JPY	7,890,000	74,445
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,890
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,716
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,787
Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,712
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,882
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,629
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,777
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,566
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,952
Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	10,202
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,647
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	18,762
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,450
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,325
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	23,476
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,703
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,752
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	10,465
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	7,137
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,640
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,767
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,659
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,812
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,278
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	286
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,067
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,753
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,838
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,619
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,886
Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	978
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,716
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	1,080
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,123
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,638
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	2,052
					27,081,898
Total Japan (Cost $25,676,154)					27,547,483
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	2,849
Total Jersey, C.I. (Cost $2,583)					2,849

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Kazakhstan (0.0%)
Sovereign Bonds (0.0%)
2	Republic of Kazakhstan	0.600%	9/30/26	EUR	6,300	6,985
2	Republic of Kazakhstan	1.500%	9/30/34	EUR	4,800	5,325
	Republic of Kazakhstan	1.550%	11/9/23	EUR	2,000	2,338
2	Republic of Kazakhstan	1.550%	11/9/23	EUR	3,150	3,682
	Republic of Kazakhstan	2.375%	11/9/28	EUR	10,000	12,540
Total Kazakhstan (Cost $29,666)						30,870
Latvia (0.0%)
Sovereign Bonds (0.0%)
	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,152
2	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,152
	Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,271
Total Latvia (Cost $3,697)						3,575
Lithuania (0.0%)
Sovereign Bond (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	13,800	17,671
Total Lithuania (Cost $16,795)						17,671
Luxembourg (0.1%)
Corporate Bonds (0.1%)
	ArcelorMittal	0.950%	1/17/23	EUR	3,600	4,039
	ArcelorMittal	2.250%	1/17/24	EUR	13,400	15,638
	ArcelorMittal	3.125%	1/14/22	EUR	11,000	13,039
	Blackstone Property Partners Europe Holdings Sarl	1.400%	7/6/22	EUR	3,100	3,538
	Blackstone Property Partners Europe Holdings Sarl	2.000%	2/15/24	EUR	9,300	10,900
	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	EUR	16,550	19,617
	Dream Global Funding I Sarl	1.375%	12/21/21	EUR	8,000	9,081
	Logicor Financing Sarl	1.500%	11/14/22	EUR	7,000	8,061
	Logicor Financing Sarl	2.250%	5/13/25	EUR	3,000	3,598
	Logicor Financing Sarl	3.250%	11/13/28	EUR	13,800	17,426
	NORD/LB Luxembourg SA Covered Bond Bank	0.375%	6/15/23	EUR	10,000	11,352
	Prologis International Funding II SA	0.875%	7/9/29	EUR	6,000	6,718
	SELP Finance Sarl	1.250%	10/25/23	EUR	4,100	4,719
						127,726
Sovereign Bonds (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,774
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,054
	Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,554
						13,382
Total Luxembourg (Cost $140,462)						141,108
Malaysia (0.6%)
Sovereign Bonds (0.6%)
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,611
	Federation of Malaysia	3.478%	6/14/24	MYR	120,000	28,876
	Federation of Malaysia	3.480%	3/15/23	MYR	110,500	26,634

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federation of Malaysia	3.492%	3/31/20	MYR	31,000	7,430
	Federation of Malaysia	3.733%	6/15/28	MYR	256,400	62,410
	Federation of Malaysia	3.795%	9/30/22	MYR	160,000	38,913
	Federation of Malaysia	3.800%	8/17/23	MYR	165,000	40,167
	Federation of Malaysia	3.828%	7/5/34	MYR	69,600	16,716
	Federation of Malaysia	3.844%	4/15/33	MYR	293,550	71,223
	Federation of Malaysia	3.882%	3/14/25	MYR	85,000	20,807
	Federation of Malaysia	3.885%	8/15/29	MYR	130,000	32,194
	Federation of Malaysia	3.892%	3/15/27	MYR	500	123
	Federation of Malaysia	3.899%	11/16/27	MYR	97,000	23,845
	Federation of Malaysia	3.900%	11/30/26	MYR	131,500	32,325
	Federation of Malaysia	3.906%	7/15/26	MYR	90,000	22,154
	Federation of Malaysia	3.955%	9/15/25	MYR	427,000	105,260
	Federation of Malaysia	4.048%	9/30/21	MYR	30,500	7,421
	Federation of Malaysia	4.059%	9/30/24	MYR	54,000	13,309
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,246
	Federation of Malaysia	4.160%	7/15/21	MYR	300,000	73,001
	Federation of Malaysia	4.181%	7/15/24	MYR	142,000	35,179
	Federation of Malaysia	4.232%	6/30/31	MYR	20,700	5,221
	Federation of Malaysia	4.254%	5/31/35	MYR	107,000	27,042
	Federation of Malaysia	4.392%	4/15/26	MYR	70,000	17,700
	Federation of Malaysia	4.498%	4/15/30	MYR	140,500	36,160
	Federation of Malaysia	4.642%	11/7/33	MYR	53,700	14,021
	Federation of Malaysia	4.736%	3/15/46	MYR	35,000	9,287
	Federation of Malaysia	4.762%	4/7/37	MYR	46,600	12,370
	Federation of Malaysia	4.893%	6/8/38	MYR	197,500	53,387
	Federation of Malaysia	4.921%	7/6/48	MYR	84,000	22,634
	Federation of Malaysia	4.935%	9/30/43	MYR	9,298	2,547
Total Malaysia (Cost $869,631)						868,213
Mexico (0.8%)
Corporate Bonds (0.0%)
	America Movil SAB de CV	0.750%	6/26/27	EUR	4,300	4,875
	America Movil SAB de CV	1.500%	3/10/24	EUR	600	705
	America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	6,388
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,700	3,164
	America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	12,435
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,275
	America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,634
	America Movil SAB de CV	5.750%	6/28/30	GBP	3,900	6,893
1	America Movil SAB de CV	6.375%	9/6/73	EUR	8,400	11,256
	Fomento Economico Mexicano SAB de CV	1.750%	3/20/23	EUR	1,692	1,984
						57,609
Sovereign Bonds (0.8%)
	Petroleos Mexicanos	1.875%	4/21/22	EUR	700	790
	Petroleos Mexicanos	2.500%	8/21/21	EUR	200	229
	Petroleos Mexicanos	2.750%	4/21/27	EUR	21,000	21,742
	Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,146
	Petroleos Mexicanos	3.625%	11/24/25	EUR	300	337
	Petroleos Mexicanos	3.750%	2/21/24	EUR	1,000	1,174
	Petroleos Mexicanos	3.750%	4/16/26	EUR	825	926
	Petroleos Mexicanos	4.750%	2/26/29	EUR	9,800	11,322
	Petroleos Mexicanos	4.875%	2/21/28	EUR	100	117
	Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	15,061

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Petroleos Mexicanos	8.250%	6/2/22	GBP	2,750	3,999
	United Mexican States	1.375%	1/15/25	EUR	19,540	22,725
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,525
	United Mexican States	1.625%	4/8/26	EUR	4,105	4,779
	United Mexican States	1.750%	4/17/28	EUR	16,500	19,385
	United Mexican States	2.375%	4/9/21	EUR	4,667	5,377
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,460
	United Mexican States	2.875%	4/8/39	EUR	4,725	5,941
	United Mexican States	3.000%	3/6/45	EUR	7,500	9,432
	United Mexican States	3.375%	2/23/31	EUR	18,000	24,147
	United Mexican States	3.625%	4/9/29	EUR	9,200	12,491
	United Mexican States	4.000%	3/15/15	EUR	3,400	4,243
	United Mexican States	5.625%	3/19/14	GBP	6,006	8,635
	United Mexican States	5.750%	3/5/26	MXN	850,000	42,041
	United Mexican States	6.500%	6/10/21	MXN	2,387,500	123,836
	United Mexican States	6.500%	6/9/22	MXN	2,460,000	127,698
	United Mexican States	7.500%	6/3/27	MXN	1,525,000	82,751
	United Mexican States	7.750%	5/29/31	MXN	1,015,000	56,429
	United Mexican States	7.750%	11/23/34	MXN	510,000	28,373
	United Mexican States	7.750%	11/13/42	MXN	1,138,000	63,001
	United Mexican States	8.000%	12/7/23	MXN	1,212,600	66,150
	United Mexican States	8.000%	9/5/24	MXN	970,000	53,253
	United Mexican States	8.000%	11/7/47	MXN	535,000	30,629
	United Mexican States	8.500%	5/31/29	MXN	1,060,000	61,567
	United Mexican States	8.500%	11/18/38	MXN	945,000	56,352
	United Mexican States	10.000%	12/5/24	MXN	1,233,500	73,437
	United Mexican States	10.000%	11/20/36	MXN	350,000	23,559
						1,075,059
Total Mexico (Cost $1,179,956)						1,132,668
Morocco (0.0%)
Sovereign Bond (0.0%)
	Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,534
Total Morocco (Cost $2,666)						2,534
Netherlands (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
	ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	9,826
	ABN AMRO Bank NV	1.125%	1/12/32	EUR	3,100	3,862
	ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	31,823
	ABN AMRO Bank NV	2.375%	1/23/24	EUR	16,400	20,403
	ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,664
	ABN AMRO Bank NV	3.500%	1/18/22	EUR	15,000	18,170
	ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,365
	ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	5,945
	Aegon Bank NV	0.250%	5/25/23	EUR	18,500	21,007
	Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,939
	Cooperatieve Rabobank UA	1.500%	4/26/38	EUR	4,000	5,344
	ING Bank NV	1.875%	5/22/23	EUR	17,400	20,947
	ING Bank NV	3.375%	1/10/22	EUR	11,100	13,403
	ING Bank NV	3.625%	8/31/21	EUR	8,500	10,176
	NIBC Bank NV	0.250%	4/22/22	EUR	31,235	35,302
1	NIBC Bank NV	0.625%	6/1/58	EUR	11,600	13,517
						222,693

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.8%)
	ABN AMRO Bank NV	0.500%	7/17/23	EUR	3,000	3,401
	ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	681
	ABN AMRO Bank NV	0.875%	1/15/24	EUR	6,000	6,905
	ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,193
	ABN AMRO Bank NV	1.125%	4/23/39	EUR	5,000	6,318
	ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,168
	ABN AMRO Bank NV	1.375%	1/10/34	EUR	9,300	11,984
	ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	28,609
	ABN AMRO Bank NV	1.450%	4/12/38	EUR	3,500	4,650
	ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	5,023
	ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,800	7,116
	ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,600	5,597
	ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	8,555
	Achmea BV	2.500%	11/19/20	EUR	2,500	2,866
1	Achmea BV	6.000%	4/4/43	EUR	2,100	2,702
	Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,455
	Aegon NV	1.000%	12/8/23	EUR	1,100	1,275
1	Aegon NV	4.000%	4/25/44	EUR	2,000	2,467
	Aegon NV	6.625%	12/16/39	GBP	1,000	2,143
	Akzo Nobel NV	1.125%	4/8/26	EUR	4,100	4,844
	Akzo Nobel NV	1.750%	11/7/24	EUR	3,600	4,351
	Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	900	1,148
1	Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	4,000	5,099
	ASML Holding NV	1.375%	7/7/26	EUR	10,800	12,937
	ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,720
	ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,262
1	ASR Nederland NV	3.375%	5/2/49	EUR	6,149	7,496
	Cooperatieve Rabobank UA	0.000%	6/21/27	EUR	10,000	11,249
	Cooperatieve Rabobank UA	0.125%	10/11/21	EUR	400	449
	Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	12,215	13,891
	Cooperatieve Rabobank UA	0.625%	2/27/24	EUR	10,000	11,408
	Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	17,300	19,797
	Cooperatieve Rabobank UA	0.750%	6/21/39	EUR	5,000	5,908
	Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	1,100	1,322
	Cooperatieve Rabobank UA	0.875%	2/1/29	EUR	10,000	12,063
	Cooperatieve Rabobank UA	1.125%	4/8/21	CHF	18,100	18,783
	Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	5,800	6,950
	Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	9,472
	Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	4,400	5,344
	Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,447
	Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	667
	Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	6,961
1	Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	12,100	13,965
	Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,987
	Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	14,150	16,372
	Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	3,350	4,235
	Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	25,800	31,388
	Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,473
	Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	7,504
	Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	9,936
	Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	27,499
	Cooperatieve Rabobank UA	4.250%	5/12/26	AUD	800	621
	Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	120

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	6,108	10,220
	Cooperatieve Rabobank UA	4.625%	1/13/21	GBP	1,000	1,349
	Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	14,659
	Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	7,039
	Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,612	19,807
	Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,672
1	Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	18,634	25,820
1	ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/47	EUR	6,000	7,464
1	ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	19,150	23,028
	EXOR NV	1.750%	1/18/28	EUR	5,300	6,221
	EXOR NV	2.500%	10/8/24	EUR	10,000	12,239
	Heineken NV	1.375%	1/29/27	EUR	10,100	12,153
	Heineken NV	1.500%	12/7/24	EUR	5,100	6,086
	Heineken NV	1.500%	10/3/29	EUR	500	614
	Heineken NV	2.000%	4/6/21	EUR	1,000	1,150
	Heineken NV	2.875%	8/4/25	EUR	5,900	7,633
	ING Bank NV	0.375%	11/26/21	EUR	8,000	9,019
	ING Bank NV	0.750%	11/24/20	EUR	2,600	2,929
	ING Bank NV	0.750%	2/22/21	EUR	11,400	12,872
	ING Bank NV	0.750%	2/18/29	EUR	10,000	11,918
	ING Bank NV	0.875%	4/11/28	EUR	15,600	18,751
1	ING Bank NV	3.625%	2/25/26	EUR	9,200	10,721
	ING Bank NV	4.500%	2/21/22	EUR	13,200	16,290
	ING Bank NV	4.875%	1/18/21	EUR	1,300	1,539
	ING Bank NV	5.375%	4/15/21	GBP	3,000	4,123
	ING Groep NV	0.750%	3/9/22	EUR	36,300	41,171
	ING Groep NV	1.000%	9/20/23	EUR	6,100	7,025
	ING Groep NV	1.125%	2/14/25	EUR	14,400	16,748
	ING Groep NV	1.375%	1/11/28	EUR	300	360
1	ING Groep NV	1.625%	9/26/29	EUR	26,700	30,854
	ING Groep NV	2.000%	9/20/28	EUR	16,700	20,946
	ING Groep NV	2.125%	1/10/26	EUR	15,000	18,531
1	ING Groep NV	2.500%	2/15/29	EUR	10,000	11,985
	ING Groep NV	3.000%	2/18/26	GBP	11,000	15,238
	JAB Holdings BV	1.750%	5/25/23	EUR	4,500	5,311
	Koninklijke Ahold Delhaize NV	1.125%	3/19/26	EUR	100	117
	Koninklijke DSM NV	0.750%	9/28/26	EUR	100	115
	Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,731
	Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,078
	Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	11,322
	Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,541
	Koninklijke KPN NV	4.250%	3/1/22	EUR	100	123
	Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,512
	Koninklijke KPN NV	5.750%	9/17/29	GBP	3,115	4,889
	Koninklijke Philips NV	0.500%	5/22/26	EUR	100	114
	Koninklijke Philips NV	1.375%	5/2/28	EUR	7,700	9,309
	LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,782
	Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	920
	Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	8,926
	NIBC Bank NV	0.500%	3/19/27	EUR	15,300	17,639
	NIBC Bank NV	0.875%	7/8/25	EUR	10,000	11,261
	NIBC Bank NV	1.000%	9/11/28	EUR	5,000	5,989
	NIBC Bank NV	1.125%	4/19/23	EUR	17,300	19,841

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	NIBC Bank NV	1.500%	1/31/22	EUR	17,954	20,638
	NN Group NV	0.875%	1/13/23	EUR	500	572
	NN Group NV	1.000%	3/18/22	EUR	10,000	11,432
	NN Group NV	1.625%	6/1/27	EUR	330	401
1	NN Group NV	4.375%	12/31/49	EUR	2,000	2,454
1	NN Group NV	4.500%	7/15/49	EUR	5,500	6,865
1	NN Group NV	4.625%	4/8/44	EUR	9,100	11,478
1	NN Group NV	4.625%	1/13/48	EUR	7,400	9,645
	PostNL NV	1.000%	11/21/24	EUR	1,900	2,183
	Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	917
	Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,335
	Shell International Finance BV	0.375%	2/15/25	EUR	23,600	26,935
	Shell International Finance BV	0.750%	8/15/28	EUR	5,000	5,819
	Shell International Finance BV	1.000%	4/6/22	EUR	200	230
	Shell International Finance BV	1.250%	3/15/22	EUR	400	462
	Shell International Finance BV	1.250%	5/12/28	EUR	600	728
	Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,443
	Shell International Finance BV	1.625%	1/20/27	EUR	24,431	30,261
	Unilever NV	0.375%	2/14/23	EUR	1,100	1,250
	Unilever NV	1.125%	2/12/ 27	EUR	10,100	12,139
	Unilever NV	1.375%	7/31/29	EUR	5,300	6,555
	Unilever NV	1.375%	9/4/30	EUR	1,300	1,604
	Unilever plc	1.500%	7/22/26	GBP	200	263
	Vesteda Finance BV	1.500%	5/24/27	EUR	4,000	4,718
	Wolters Kluwer NV	2.875%	3/21/23	EUR	5,000	6,118
						1,110,915
Sovereign Bonds (1.8%)
	Alliander NV	2.875%	6/14/24	EUR	500	632
	BNG Bank NV	0.050%	7/13/24	EUR	25,000	28,405
	BNG Bank NV	0.125%	4/11/26	EUR	5,000	5,705
	BNG Bank NV	0.200%	11/9/24	EUR	20,000	22,889
	BNG Bank NV	0.250%	6/7/24	EUR	6,000	6,881
	BNG Bank NV	0.250%	5/7/25	EUR	17,000	19,502
	BNG Bank NV	0.375%	1/14/22	EUR	5,000	5,677
	BNG Bank NV	0.500%	8/26/22	EUR	37,000	42,378
	BNG Bank NV	0.500%	4/16/25	EUR	10,500	12,201
	BNG Bank NV	0.625%	6/19/27	EUR	22,800	26,912
	BNG Bank NV	0.750%	1/24/29	EUR	5,000	5,988
	BNG Bank NV	0.875%	10/17/35	EUR	5,000	6,056
	BNG Bank NV	1.000%	1/12/26	EUR	5,000	6,001
	BNG Bank NV	1.125%	5/24/21	GBP	1,900	2,470
	BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,672
	BNG Bank NV	1.375%	10/21/30	EUR	6,000	7,622
	BNG Bank NV	1.500%	3/29/38	EUR	3,000	3,991
	BNG Bank NV	1.500%	7/15/39	EUR	4,000	5,327
	BNG Bank NV	1.625%	8/26/25	GBP	500	673
	BNG Bank NV	1.875%	1/14/21	EUR	12,000	13,759
	BNG Bank NV	2.250%	8/30/22	EUR	5,000	6,001
	BNG Bank NV	3.250%	7/15/25	AUD	15,000	11,352
	BNG Bank NV	3.250%	8/24/26	AUD	500	382
	BNG Bank NV	3.300%	7/17/28	AUD	16,500	12,840
	BNG Bank NV	3.500%	7/19/27	AUD	1,700	1,331
	BNG Bank NV	3.875%	5/26/23	EUR	28,000	36,033
	BNG Bank NV	4.750%	3/6/23	AUD	18,000	13,811

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,636
	BNG Bank NV	5.250%	5/20/24	AUD	7,000	5,643
1	Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,237
	Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,709
2	Kingdom of Netherlands	0.000%	1/15/22	EUR	115,550	130,715
2	Kingdom of Netherlands	0.000%	1/15/24	EUR	151,500	173,183
2	Kingdom of Netherlands	0.250%	7/15/25	EUR	111,220	129,474
2	Kingdom of Netherlands	0.250%	7/15/29	EUR	58,500	68,569
2	Kingdom of Netherlands	0.500%	7/15/26	EUR	74,650	88,663
2	Kingdom of Netherlands	0.500%	1/15/40	EUR	108,751	131,261
2	Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	86,833
2	Kingdom of Netherlands	0.750%	7/15/28	EUR	100,582	122,941
2	Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	179,434
2	Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	90,760
2	Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	69,676
2	Kingdom of Netherlands	2.500%	1/15/33	EUR	65,500	98,647
2	Kingdom of Netherlands	2.750%	1/15/47	EUR	69,707	132,223
2	Kingdom of Netherlands	3.250%	7/15/21	EUR	64,470	76,691
	Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	13,109
2	Kingdom of Netherlands	3.750%	1/15/42	EUR	88,870	179,928
2	Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	144,308
	Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	76,035
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	581
	Nederlandse Financierings Maatschappij voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,189
	Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	7,943
	Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,797
	Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,189
	Nederlandse Waterschapsbank NV	0.125%	1/17/24	EUR	5,000	5,700
	Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,299
	Nederlandse Waterschapsbank NV	0.500%	4/29/30	EUR	5,500	6,410
	Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	49,630
	Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,000	2,590
	Nederlandse Waterschapsbank NV	1.000%	3/1/28	EUR	6,000	7,313
	Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	23,168
	Nederlandse Waterschapsbank NV	1.500%	6/15/39	EUR	5,000	6,650
	Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,332
	Nederlandse Waterschapsbank NV	3.000%	3/28/22	EUR	2,000	2,415
	Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,920
	Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	8,980	6,793
	Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,980
	Nederlandse Waterschapsbank NV	3.400%	7/22/25	AUD	3,500	2,664
	Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	3,700	2,900
	Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	5,842
	Nederlandse Waterschapsbank NV	5.200%	3/31/25	CAD	1,400	1,232
	Nederlandse Waterschapsbank NV	5.250%	4/18/24	AUD	3,460	2,784
	Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	19,204
	Stedin Holding NV	0.875%	10/24/25	EUR	14,200	16,450
	TenneT Holding BV	1.000%	6/13/26	EUR	200	235
	TenneT Holding BV	1.250%	10/24/33	EUR	100	120
	TenneT Holding BV	1.375%	6/26/29	EUR	30,523	37,260
	TenneT Holding BV	1.500%	6/3/39	EUR	11,130	13,607

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,446
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,849
					2,596,658
Total Netherlands (Cost $3,794,488)					3,930,266
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,690
ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,189
ASB Finance Ltd.	0.750%	10/9/25	EUR	5,000	5,830
BNZ International Funding Ltd.	0.625%	7/3/25	EUR	15,000	17,374
					33,083
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,354
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	23,652
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,123
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	5,783
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,731
Fonterra Co-operative Group Ltd.	4.000%	11/2/27	AUD	300	233
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	2,200	1,592
Fonterra Co-operative Group Ltd.	9.375%	12/4/23	GBP	1,200	2,052
					37,520
Sovereign Bonds (0.2%)
Auckland Council	0.625%	11/13/24	EUR	10,000	11,579
Auckland Council	3.500%	3/9/26	AUD	500	382
Housing New Zealand Ltd.	2.247%	10/5/26	NZD	1,550	1,038
New Zealand	1.500%	5/15/31	NZD	20,000	12,908
New Zealand	2.750%	4/15/25	NZD	60,000	42,021
New Zealand	2.750%	4/15/37	NZD	37,635	28,094
New Zealand	3.000%	4/15/20	NZD	42,300	27,382
New Zealand	3.000%	4/20/29	NZD	70,000	51,697
New Zealand	3.500%	4/14/33	NZD	25,000	19,928
New Zealand	4.500%	4/15/27	NZD	46,000	36,506
New Zealand	5.500%	4/15/23	NZD	25,000	18,531
New Zealand	6.000%	5/15/21	NZD	27,500	19,001
New Zealand Local Government Funding Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,532
New Zealand Local Government Funding Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,657
New Zealand Local Government Funding Agency Ltd.	6.000%	5/15/21	NZD	4,000	2,751
Transpower New Zealand Ltd.	5.750%	8/28/23	AUD	320	256
					277,263
Total New Zealand (Cost $349,403)					347,866
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	2,000	2,272
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	22,965
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	7,877
DNB Boligkreditt AS	0.375%	11/20/24	EUR	20,000	22,985
DNB Boligkreditt AS	0.625%	6/19/25	EUR	100	117
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,474

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	20,960
	DNB Boligkreditt AS	3.875%	6/16/21	EUR	19,400	23,120
	DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,331
	Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	114
	Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,837
	Eika Boligkreditt AS	1.500%	3/12/21	EUR	10,000	11,436
	Eika Boligkreditt AS	2.125%	1/30/23	EUR	12,000	14,447
	SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	15,000	16,874
	SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,492
	SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	11,918
	Sparebanken Vest Boligkreditt AS	0.500%	2/12/26	EUR	19,900	23,067
	Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	11,704
	SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,812
	SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,526
						235,328
Corporate Bonds (0.1%)
	DNB Bank ASA	0.600%	9/25/23	EUR	6,000	6,857
1	DNB Bank ASA	1.125%	3/20/28	EUR	9,300	10,613
	DNB Bank ASA	4.250%	1/18/22	EUR	300	367
	DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,548
	Norsk Hydro ASA	1.125%	4/11/25	EUR	1,200	1,367
	Norsk Hydro ASA	2.000%	4/11/29	EUR	200	234
	Santander Consumer Bank AS	0.750%	3/1/23	EUR	27,800	31,657
	Santander Consumer Bank AS	0.875%	1/21/22	EUR	500	568
	SpareBank 1 Boligkreditt AS	0.125%	5/14/26	EUR	10,000	11,342
	SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,286
	SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,400
	SpareBank 1 Boligkreditt AS	1.000%	1/30/29	EUR	10,000	12,123
	Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	115
	SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,506
	SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	22,049
	SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	3,088
	SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,532
	SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	11,641
	SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,836
1	Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	130
						146,259
Sovereign Bonds (0.3%)
	Avinor AS	1.000%	4/29/25	EUR	100	117
	Equinor ASA	1.250%	2/17/27	EUR	18,600	22,267
	Equinor ASA	1.625%	2/17/35	EUR	5,100	6,494
	Equinor ASA	1.625%	11/9/36	EUR	2,000	2,571
	Equinor ASA	2.875%	9/10/25	EUR	11,400	14,794
	Equinor ASA	5.625%	3/11/21	EUR	22,700	27,295
	Equinor ASA	6.125%	11/27/28	GBP	200	362
	Equinor ASA	6.875%	3/11/31	GBP	7,150	14,413
2	Kingdom of Norway	1.500%	2/19/26	NOK	130,000	14,323
2	Kingdom of Norway	1.750%	3/13/25	NOK	175,000	19,513
2	Kingdom of Norway	1.750%	2/17/27	NOK	153,000	17,152
2	Kingdom of Norway	1.750%	9/6/29	NOK	356,904	40,214
2	Kingdom of Norway	2.000%	5/24/23	NOK	392,915	43,841
2	Kingdom of Norway	2.000%	4/26/28	NOK	200,000	22,916
2	Kingdom of Norway	3.000%	3/14/24	NOK	567,600	66,351
2	Kingdom of Norway	3.750%	5/25/21	NOK	231,275	26,109

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Kommunalbanken AS	0.875%	5/24/27	EUR	29,700	35,532
	Kommunalbanken AS	1.500%	12/15/23	GBP	15,000	19,940
	Kommunalbanken AS	2.700%	9/5/23	AUD	800	579
	Kommunalbanken AS	3.000%	12/9/26	AUD	8,900	6,747
	Kommunalbanken AS	3.400%	7/24/28	AUD	1,500	1,176
	Kommunalbanken AS	4.250%	7/16/25	AUD	3,400	2,705
	Kommunalbanken AS	4.500%	7/18/22	AUD	3,700	2,771
	Kommunalbanken AS	4.500%	4/17/23	AUD	7,948	6,076
	Kommunalbanken AS	5.250%	7/15/24	AUD	6,270	5,084
	Kommunalbanken AS	6.500%	4/12/21	AUD	6,400	4,744
	Statkraft AS	1.125%	3/20/25	EUR	15,000	17,532
	Statkraft AS	1.500%	3/26/30	EUR	2,710	3,302
	Statkraft AS	2.500%	11/28/22	EUR	2,500	3,004
	Statnett SF	0.875%	3/8/25	EUR	5,000	5,787
	Telenor ASA	0.750%	5/31/26	EUR	16,200	18,675
	Telenor ASA	1.125%	5/31/29	EUR	16,150	19,121
	Telenor ASA	2.500%	5/22/25	EUR	2,400	3,026
	Telenor ASA	2.750%	6/27/22	EUR	5,000	5,998
						500,531
Total Norway (Cost $914,741)						882,118
Peru (0.0%)
Sovereign Bonds (0.0%)
	Republic of Peru	2.750%	1/30/26	EUR	14,000	17,951
	Republic of Peru	3.750%	3/1/30	EUR	8,000	11,623
Total Peru (Cost $29,014)						29,574
Philippines (0.0%)
Sovereign Bond (0.0%)
	Republic of the Philippines	0.875%	5/17/27	EUR	7,860	9,004
Total Philippines (Cost $8,866)						9,004
Poland (0.6%)
Corporate Bonds (0.0%)
	ORLEN Capital AB	2.500%	6/30/21	EUR	100	116
	ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,823
						6,939
Sovereign Bonds (0.6%)
12	Bank Gospodarstwa Krajowego	1.375%	6/1/25	EUR	5,185	6,198
12	Bank Gospodarstwa Krajowego	1.625%	4/30/28	EUR	5,130	6,370
12	Bank Gospodarstwa Krajowego	1.750%	5/6/26	EUR	4,000	4,919
12	Bank Gospodarstwa Krajowego	2.000%	6/1/30	EUR	900	1,174
	Republic of Poland	0.875%	5/10/27	EUR	13,900	16,536
	Republic of Poland	1.000%	10/25/28	EUR	2,900	3,510
	Republic of Poland	1.125%	8/7/26	EUR	3,500	4,206
	Republic of Poland	1.375%	10/22/27	EUR	4,050	4,999
	Republic of Poland	1.500%	9/9/25	EUR	5,000	6,087
	Republic of Poland	1.500%	1/19/26	EUR	40,800	49,937
	Republic of Poland	1.750%	7/25/21	PLN	139,500	36,717
	Republic of Poland	2.000%	4/25/21	PLN	104,500	27,609
	Republic of Poland	2.000%	10/25/46	EUR	300	414
	Republic of Poland	2.250%	4/25/22	PLN	353,000	94,005
	Republic of Poland	2.375%	1/18/36	EUR	13,313	18,527
	Republic of Poland	2.500%	1/25/23	PLN	144,000	38,778
	Republic of Poland	2.500%	4/25/24	PLN	109,940	29,771

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Republic of Poland	2.500%	7/25/26	PLN	257,000	69,858
	Republic of Poland	2.500%	7/25/27	PLN	155,000	42,219
	Republic of Poland	2.750%	4/25/28	PLN	263,290	73,095
	Republic of Poland	2.750%	10/25/29	PLN	78,020	21,837
	Republic of Poland	3.000%	1/15/24	EUR	400	506
	Republic of Poland	3.250%	7/25/25	PLN	131,000	36,962
	Republic of Poland	3.375%	7/9/24	EUR	6,000	7,792
	Republic of Poland	3.750%	1/19/23	EUR	4,600	5,784
	Republic of Poland	4.000%	3/23/21	EUR	2,000	2,361
	Republic of Poland	4.000%	10/25/23	PLN	209,375	59,703
	Republic of Poland	4.000%	4/25/47	PLN	31,954	10,789
	Republic of Poland	4.500%	1/18/22	EUR	6,500	8,004
	Republic of Poland	5.250%	10/25/20	PLN	51,400	14,023
	Republic of Poland	5.250%	1/20/25	EUR	7,400	10,573
	Republic of Poland	5.750%	10/25/21	PLN	126,100	35,750
	Republic of Poland	5.750%	9/23/22	PLN	42,500	12,433
	Republic of Poland	5.750%	4/25/29	PLN	25,850	9,091
						770,537
Total Poland (Cost $750,020)						777,476
Portugal (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
	Banco Santander Totta SA	1.250%	9/26/27	EUR	9,200	11,153
	Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,608
						16,761
Corporate Bonds (0.1%)
	Banco Comercial Portugues SA	0.750%	5/31/22	EUR	700	797
	Banco Santander Totta SA	0.875%	4/25/24	EUR	100	117
	Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	237
	Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,300	16,591
	EDP Finance BV	1.125%	2/12/24	EUR	26,400	30,592
	EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,572
	EDP Finance BV	1.875%	10/13/25	EUR	1,200	1,458
	EDP Finance BV	2.000%	4/22/25	EUR	11,700	14,222
	EDP Finance BV	2.375%	3/23/23	EUR	800	961
	EDP Finance BV	2.625%	1/18/22	EUR	10,955	12,920
	EDP Finance BV	8.625%	1/4/24	GBP	9,005	14,974
	Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	3,020
	Ren Finance BV	1.750%	1/18/28	EUR	2,650	3,190
						109,651
Sovereign Bonds (0.7%)
2	Portugal Obrigacoes do Tesouro OT	3.850%	4/15/21	EUR	111,000	131,732
2	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	16,700	28,959
	Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	33,009	48,056
2	Portuguese Republic	1.950%	6/15/29	EUR	154,129	201,382
2	Portuguese Republic	2.200%	10/17/22	EUR	65,000	78,131
2	Portuguese Republic	2.250%	4/18/34	EUR	50,000	69,195
2	Portuguese Republic	2.875%	10/15/25	EUR	123,086	161,618
2	Portuguese Republic	3.875%	2/15/30	EUR	30,000	45,906
2	Portuguese Republic	4.100%	2/15/45	EUR	44,000	82,158
2	Portuguese Republic	4.950%	10/25/23	EUR	43,100	58,092
2	Portuguese Republic	5.650%	2/15/24	EUR	80,000	111,743
						1,016,972
Total Portugal (Cost $1,083,796)						1,143,384

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Romania (0.1%)
Sovereign Bonds (0.1%)
2	Republic of Romania	2.000%	12/8/26	EUR	3,650	4,407
	Republic of Romania	2.124%	7/16/31	EUR	50	58
2	Republic of Romania	2.124%	7/16/31	EUR	4,310	4,970
	Republic of Romania	2.375%	4/19/27	EUR	22,500	27,815
	Republic of Romania	2.500%	2/8/30	EUR	7,000	8,566
	Republic of Romania	2.750%	10/29/25	EUR	11,385	14,384
	Republic of Romania	2.875%	5/26/28	EUR	33,525	42,518
	Republic of Romania	3.625%	4/24/24	EUR	5,200	6,703
	Republic of Romania	3.875%	10/29/35	EUR	8,000	10,639
	Republic of Romania	4.125%	3/11/39	EUR	3,000	4,049
	Republic of Romania	4.625%	4/3/49	EUR	2,000	2,895
2	Republic of Romania	4.625%	4/3/49	EUR	8,485	12,332
Total Romania (Cost $128,559)						139,336
Russia (0.3%)
Sovereign Bonds (0.3%)
	Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,244
	Gazprom OAO Via Gaz Capital SA	2.949%	1/24/24	EUR	500	605
	Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	610
	Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	5,110
	Russian Federation	2.875%	12/4/25	EUR	100	126
2	Russian Federation	2.875%	12/4/25	EUR	12,300	15,456
	Russian Federation	6.500%	2/28/24	RUB	1,000,000	15,844
	Russian Federation	6.900%	5/23/29	RUB	2,899,000	46,912
	Russian Federation	7.000%	12/15/21	RUB	450,000	7,166
	Russian Federation	7.000%	1/25/23	RUB	1,525,000	24,498
	Russian Federation	7.000%	8/16/23	RUB	3,070,000	49,414
	Russian Federation	7.050%	1/19/28	RUB	2,650,000	43,272
	Russian Federation	7.100%	10/16/24	RUB	300,000	4,871
	Russian Federation	7.250%	5/10/34	RUB	2,300,000	38,069
	Russian Federation	7.400%	12/7/22	RUB	745,000	12,083
	Russian Federation	7.400%	7/17/24	RUB	1,249,000	20,502
	Russian Federation	7.600%	4/14/21	RUB	1,600,000	25,529
	Russian Federation	7.600%	7/20/22	RUB	2,600,000	42,194
	Russian Federation	7.700%	3/23/33	RUB	840,000	14,437
	Russian Federation	7.950%	10/7/26	RUB	2,350,000	40,098
	Russian Federation	8.150%	2/3/27	RUB	4,454,500	76,917
	Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	3,444
Total Russia (Cost $475,395)						489,401
Saudi Arabia (0.0%)
Sovereign Bonds (0.0%)
2	Kingdom of Saudi Arabia	0.750%	7/9/27	EUR	10,000	11,391
	Kingdom of Saudi Arabia	2.000%	7/9/39	EUR	7,000	8,246
Total Saudi Arabia (Cost $19,922)						19,637
Singapore (0.5%)
Corporate Bonds (0.1%)
	DBS Bank Ltd.	0.375%	1/23/24	EUR	31,000	35,359
1	DBS Group Holdings Ltd.	1.500%	4/11/28	EUR	5,000	5,663
1	DBS Group Holdings Ltd.	3.980%	12/31/49	SGD	1,750	1,328
	Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,342

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	10,000	11,584
1	Oversea-Chinese Banking Corp. Ltd.	4.000%	12/31/49	SGD	2,750	2,081
	United Overseas Bank Ltd.	0.125%	3/2/22	EUR	2,300	2,588
	United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	14,368
						75,313
Sovereign Bonds (0.4%)
	Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,948
	Housing & Development Board	2.035%	9/16/26	SGD	9,750	7,203
	Housing & Development Board	2.598%	10/30/29	SGD	6,000	4,590
	Housing & Development Board	2.675%	1/22/29	SGD	5,000	3,858
	Housing & Development Board	3.080%	5/31/30	SGD	5,000	3,992
	Housing & Development Board	3.100%	7/24/24	SGD	9,250	7,185
	Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,488
	Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,745
	Republic of Singapore	1.750%	2/1/23	SGD	100,000	73,770
	Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,734
	Republic of Singapore	2.125%	6/1/26	SGD	21,240	16,008
	Republic of Singapore	2.250%	6/1/21	SGD	45,370	33,675
	Republic of Singapore	2.250%	8/1/36	SGD	25,500	19,641
	Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,507
	Republic of Singapore	2.375%	7/1/39	SGD	21,100	16,540
	Republic of Singapore	2.625%	5/1/28	SGD	75,000	58,938
	Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,756
	Republic of Singapore	2.750%	4/1/42	SGD	21,485	17,901
	Republic of Singapore	2.750%	3/1/46	SGD	47,250	39,387
	Republic of Singapore	2.875%	7/1/29	SGD	13,435	10,850
	Republic of Singapore	2.875%	9/1/30	SGD	19,600	15,945
	Republic of Singapore	3.000%	9/1/24	SGD	16,500	12,902
	Republic of Singapore	3.125%	9/1/22	SGD	69,000	52,829
	Republic of Singapore	3.375%	9/1/33	SGD	32,000	27,898
	Republic of Singapore	3.500%	3/1/27	SGD	45,400	37,497
	Temasek Financial I Ltd.	0.500%	3/1/22	EUR	9,000	10,203
	Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	4,166
						572,156
Total Singapore (Cost $632,069)						647,469
Slovakia (0.2%)
Sovereign Bonds (0.2%)
	Slovak Republic	0.000%	11/13/23	EUR	62,800	70,912
	Slovak Republic	0.625%	5/22/26	EUR	13,000	15,297
	Slovak Republic	0.750%	4/9/30	EUR	4,825	5,778
	Slovak Republic	1.000%	6/12/28	EUR	24,730	30,073
	Slovak Republic	1.375%	1/21/27	EUR	21,200	26,179
	Slovak Republic	1.625%	1/21/31	EUR	14,500	18,837
	Slovak Republic	1.875%	3/9/37	EUR	5,000	6,811
	Slovak Republic	2.000%	10/17/47	EUR	6,125	9,055
	Slovak Republic	2.250%	6/12/68	EUR	2,500	4,164
	Slovak Republic	3.000%	2/28/23	EUR	5,000	6,190
	Slovak Republic	3.375%	11/15/24	EUR	20,000	26,429
	Slovak Republic	3.625%	1/16/29	EUR	3,000	4,504
	Slovak Republic	4.000%	3/26/21	EUR	1,000	1,183
Total Slovakia (Cost $213,082)						225,412

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Slovenia (0.1%)
Sovereign Bonds (0.1%)
	Republic of Slovenia	1.000%	3/6/28	EUR	35,000	42,317
	Republic of Slovenia	1.188%	3/14/29	EUR	10,000	12,313
	Republic of Slovenia	1.250%	3/22/27	EUR	14,000	17,180
	Republic of Slovenia	1.500%	3/25/35	EUR	12,000	15,399
	Republic of Slovenia	1.750%	11/3/40	EUR	10,000	13,572
	Republic of Slovenia	2.125%	7/28/25	EUR	5,000	6,343
	Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,149
	Republic of Slovenia	3.125%	8/7/45	EUR	10,000	16,783
	Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,533
	Republic of Slovenia	5.125%	3/30/26	EUR	8,000	11,985
Total Slovenia (Cost $138,964)						154,574
South Africa (0.0%)
Corporate Bonds (0.0%)
	Anglo American Capital plc	1.625%	9/18/25	EUR	250	290
	Anglo American Capital plc	1.625%	3/11/26	EUR	200	231
	Anglo American Capital plc	3.500%	3/28/22	EUR	11,849	14,228
Total South Africa (Cost $15,201)						14,749
South Korea (2.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
2	Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,525

Corporate Bonds (0.0%)
	Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	995	703
2	LG Chem Ltd.	0.500%	4/15/23	EUR	1,100	1,239
						1,942
Sovereign Bonds (2.7%)
	Bank of Korea	2.060%	12/2/19	KRW	50,000,000	42,997
	Export-Import Bank of Korea	0.375%	3/26/24	EUR	10,000	11,334
	Export-Import Bank of Korea	0.625%	7/11/23	EUR	1,000	1,144
	Export-Import Bank of Korea	4.000%	6/7/27	AUD	850	658
	Korea Development Bank	0.625%	7/17/23	EUR	13,475	15,428
	Korea Monetary Stabilization Bond	1.740%	4/2/21	KRW	76,000,000	65,503
	Korea Monetary Stabilization Bond	1.810%	2/2/21	KRW	67,000,000	57,791
	Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,123
	Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,575
	Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,567
	Republic of Korea	1.375%	9/10/21	KRW	173,000,000	148,659
	Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,209
	Republic of Korea	1.500%	11/30/21	KRW	40,000,000	34,451
	Republic of Korea	1.500%	12/31/21	KRW	40,000,000	34,452
	Republic of Korea	1.500%	12/10/26	KRW	130,000,000	110,505
	Republic of Korea	1.500%	9/10/36	KRW	140,000,000	116,085
	Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,228
	Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,617
	Republic of Korea	1.750%	7/31/20	KRW	38,000,000	32,753
	Republic of Korea	1.750%	8/31/20	KRW	30,000,000	25,865
	Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,627
	Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,260
	Republic of Korea	1.750%	12/10/20	KRW	40,000,000	34,546
	Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,630

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,632
Republic of Korea	1.875%	3/10/22	KRW	200,000,000	173,740
Republic of Korea	1.875%	3/10/24	KRW	90,000,000	78,532
Republic of Korea	1.875%	6/10/26	KRW	132,000,000	115,089
Republic of Korea	1.875%	6/10/29	KRW	138,000,000	119,727
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	25,844
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,619
Republic of Korea	2.000%	12/10/21	KRW	205,000,000	178,368
Republic of Korea	2.000%	9/10/22	KRW	40,000,000	34,932
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	59,753
Republic of Korea	2.000%	3/10/49	KRW	130,360,000	119,287
Republic of Korea	2.000%	9/10/68	KRW	25,682,000	24,071
Republic of Korea	2.125%	6/10/24	EUR	12,217	14,885
Republic of Korea	2.125%	6/10/27	KRW	125,000,000	110,613
Republic of Korea	2.125%	3/10/47	KRW	104,000,000	97,203
Republic of Korea	2.250%	6/10/21	KRW	110,000,000	95,878
Republic of Korea	2.250%	9/10/23	KRW	115,000,000	101,656
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	70,370
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	26,732
Republic of Korea	2.250%	9/10/37	KRW	108,000,000	100,077
Republic of Korea	2.375%	3/10/23	KRW	110,000,000	97,392
Republic of Korea	2.375%	12/10/27	KRW	95,000,000	85,672
Republic of Korea	2.375%	12/10/28	KRW	100,000,000	90,571
Republic of Korea	2.375%	9/10/38	KRW	126,600,000	119,507
Republic of Korea	2.625%	6/10/28	KRW	175,000,000	161,149
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	47,521
Republic of Korea	2.625%	3/10/48	KRW	108,695,000	112,334
Republic of Korea	2.750%	12/10/44	KRW	47,990,000	50,333
Republic of Korea	3.000%	3/10/23	KRW	84,000,000	75,875
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	87,384
Republic of Korea	3.000%	12/10/42	KRW	41,000,000	44,167
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	36,845
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	104,156
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	44,051
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	40,443
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,452
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,593
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,228
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	18,579
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,003
					3,715,270
Total South Korea (Cost $3,684,734)					3,722,737
Spain (5.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,001
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,258
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,441
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	16,063
AyT Cedulas Cajas X Fondo de Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,589
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,729
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	5,837
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,602

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	7,100	9,698
Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	35,311
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,427
Banco Santander SA	0.750%	9/9/22	EUR	20,700	23,804
Banco Santander SA	1.000%	4/7/25	EUR	43,000	51,054
Banco Santander SA	1.125%	11/27/24	EUR	14,500	17,280
Banco Santander SA	1.125%	10/25/28	EUR	7,600	9,318
Banco Santander SA	2.000%	11/27/34	EUR	6,600	9,146
Banco Santander SA	3.875%	2/6/26	EUR	400	559
Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,419
Bankia SA	0.875%	1/21/21	EUR	5,800	6,559
Bankia SA	1.000%	9/25/25	EUR	11,200	13,208
Bankia SA	1.125%	8/5/22	EUR	23,000	26,624
Bankia SA	4.000%	2/3/25	EUR	12,300	16,637
Bankia SA	4.125%	3/24/36	EUR	4,700	8,099
Bankia SA	4.500%	4/26/22	EUR	4,050	5,051
Bankinter SA	0.875%	8/3/22	EUR	10,300	11,847
Bankinter SA	1.000%	2/5/25	EUR	8,200	9,680
CaixaBank SA	0.625%	3/27/25	EUR	18,000	20,846
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,022
CaixaBank SA	3.625%	1/18/21	EUR	5,000	5,842
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,236
CaixaBank SA	4.500%	1/26/22	EUR	15,000	18,545
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	16,671
Caja Rural de Navarra SCC	0.875%	5/8/25	EUR	6,400	7,477
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	17,279
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,568
Cedulas TDA 6 Fondo de Titulizacion de Activos	3.875%	5/23/25	EUR	5,000	6,830
Eurocaja Rural SCC	0.875%	10/1/21	EUR	4,000	4,562
Eurocaja Rural SCC	0.875%	5/27/24	EUR	5,000	5,803
IM Cedulas 10	4.500%	2/21/22	EUR	11,300	13,977
IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	11,823
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,757
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.125%	4/10/21	EUR	6,500	7,706
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	12,417
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/31	EUR	19,800	32,075
					539,677
Corporate Bonds (0.6%)
Abertis Infraestructuras SA	0.625%	7/15/25	EUR	5,000	5,501
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,451
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	804
Abertis Infraestructuras SA	1.500%	6/27/24	EUR	1,900	2,198
Abertis Infraestructuras SA	2.375%	9/27/27	EUR	10,000	12,067
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	244
Abertis Infraestructuras SA	3.000%	3/27/31	EUR	10,000	12,423
Abertis Infraestructuras SA	3.375%	11/27/26	GBP	3,000	4,116
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,887
ACS Servicios Comunicaciones y Energia SL	1.875%	4/20/26	EUR	3,900	4,632
Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,133

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	21,000	24,130
	Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	13,823
	Banco Bilbao Vizcaya Argentaria SA	1.000%	1/20/21	EUR	1,000	1,131
	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	EUR	3,000	3,460
	Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	17,100	22,259
	Banco de Sabadell SA	0.125%	10/20/23	EUR	9,800	11,087
	Banco de Sabadell SA	0.875%	3/5/23	EUR	5,000	5,659
	Banco de Sabadell SA	1.625%	3/7/24	EUR	18,700	21,801
	Banco Santander SA	0.250%	7/10/29	EUR	10,000	11,304
	Banco Santander SA	0.875%	5/9/31	EUR	10,200	12,251
	Banco Santander SA	1.125%	1/17/25	EUR	9,000	10,443
	Banco Santander SA	1.375%	3/3/21	EUR	100	114
	Banco Santander SA	1.375%	2/9/22	EUR	10,500	12,071
	Banco Santander SA	1.375%	12/14/22	EUR	6,900	8,021
	Banco Santander SA	1.375%	7/31/24	GBP	4,000	5,149
	Banco Santander SA	1.500%	1/25/26	EUR	26,000	32,003
	Banco Santander SA	2.125%	2/8/28	EUR	2,600	3,109
	Banco Santander SA	2.500%	3/18/25	EUR	19,400	23,529
	Banco Santander SA	2.750%	9/12/23	GBP	2,400	3,243
	Banco Santander SA	3.250%	4/4/26	EUR	500	638
	Bankia SA	0.750%	7/9/26	EUR	3,800	4,285
	Bankia SA	1.000%	3/14/23	EUR	18,200	21,122
	Bankinter SA	1.250%	2/7/28	EUR	500	611
	CaixaBank SA	0.750%	4/18/23	EUR	1,700	1,933
	CaixaBank SA	1.000%	2/8/23	EUR	6,300	7,314
	CaixaBank SA	1.000%	1/17/28	EUR	5,500	6,609
	CaixaBank SA	1.125%	1/12/23	EUR	2,000	2,283
	CaixaBank SA	1.125%	5/17/24	EUR	8,000	9,270
	CaixaBank SA	1.250%	1/11/27	EUR	600	730
	CaixaBank SA	1.375%	6/19/26	EUR	10,000	11,542
	CaixaBank SA	1.750%	10/24/23	EUR	10,000	11,712
1	CaixaBank SA	2.250%	4/17/30	EUR	25,000	28,802
	CaixaBank SA	2.375%	2/1/24	EUR	6,700	8,056
1	CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,713
	Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	4,147
	Criteria Caixa SAU	1.500%	5/10/23	EUR	2,700	3,132
	Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,475
	Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	115
	Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,119
	Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	239
	Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,366
	Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,146
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	823
	Iberdrola Finanzas SAU	1.000%	3/7/24	EUR	5,900	6,844
	Iberdrola Finanzas SAU	1.000%	3/7/25	EUR	300	350
	Iberdrola Finanzas SAU	1.621%	11/29/29	EUR	700	874
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	6,500	9,465
	Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	4,600	7,444
	Iberdrola International BV	0.375%	9/15/25	EUR	16,700	18,881
	Iberdrola International BV	1.125%	1/27/23	EUR	200	231
	Iberdrola International BV	1.125%	4/21/26	EUR	6,800	8,049
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	11,899
	Iberdrola International BV	1.875%	10/8/24	EUR	400	486
1	Iberdrola International BV	1.875%	12/31/49	EUR	800	912

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,117
1	Iberdrola International BV	2.625%	12/31/49	EUR	1,100	1,303
	Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,815
1	Iberdrola International BV	3.250%	12/31/49	EUR	14,600	17,797
	Iberdrola International BV	3.500%	2/1/21	EUR	14,100	16,436
	Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	4,500	5,265
	Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,301
	Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	7,300	8,893
	Mapfre SA	1.625%	5/19/26	EUR	1,500	1,812
1	Mapfre SA	4.125%	9/7/48	EUR	7,100	9,124
1	Mapfre SA	4.375%	3/31/47	EUR	4,500	5,800
	Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	11,449
	Merlin Properties Socimi SA	2.225%	4/25/23	EUR	400	475
	Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,700	10,216
	Naturgy Capital Markets SA	1.125%	4/11/24	EUR	4,300	5,001
	Naturgy Finance BV	0.875%	5/15/25	EUR	15,300	17,691
	Naturgy Finance BV	1.250%	4/19/26	EUR	8,900	10,508
	Naturgy Finance BV	1.375%	1/19/27	EUR	200	238
	Naturgy Finance BV	2.875%	3/11/24	EUR	4,000	4,996
	NorteGas Energia Distribucion SAU	0.918%	9/28/22	EUR	400	455
	NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	12,552
	Prosegur Cash SA	1.375%	2/4/26	EUR	1,200	1,360
	Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	703
	Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	354
	Red Electrica Financiaciones SAU	1.250%	3/13/27	EUR	600	716
	Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	8,171
	Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,426
	Repsol International Finance BV	0.250%	8/2/27	EUR	1,200	1,325
	Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,477
	Repsol International Finance BV	2.125%	12/16/20	EUR	4,200	4,802
	Repsol International Finance BV	2.250%	12/10/26	EUR	10,100	12,838
	Santander Consumer Finance SA	0.500%	10/4/21	EUR	20,100	22,671
	Santander Consumer Finance SA	0.875%	1/24/22	EUR	30,700	34,912
	Santander Consumer Finance SA	0.875%	5/30/23	EUR	3,300	3,773
	Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	114
	Santander Consumer Finance SA	1.000%	2/27/24	EUR	6,000	6,904
	Santander Consumer Finance SA	1.125%	10/9/23	EUR	15,000	17,334
	Santander Consumer Finance SA	1.500%	11/12/20	EUR	7,400	8,395
	Telefonica Emisiones SAU	1.069%	2/5/24	EUR	17,000	19,701
	Telefonica Emisiones SAU	1.447%	1/22/27	EUR	9,100	10,822
	Telefonica Emisiones SAU	1.460%	4/13/26	EUR	4,000	4,769
	Telefonica Emisiones SAU	1.477%	9/14/21	EUR	12,000	13,771
	Telefonica Emisiones SAU	1.788%	3/12/29	EUR	8,600	10,504
	Telefonica Emisiones SAU	1.957%	7/1/39	EUR	8,000	9,517
	Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	1,027
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	11,300	15,285
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	12,100	14,271
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	25,139
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,453
	Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	4,065
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	3,750	6,266
	Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,452
						906,221

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.5%)
	Adif - Alta Velocidad	1.875%	1/28/25	EUR	15,100	18,403
	Adif - Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,483
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	26,372
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	2,018
	Autonomous Community of Madrid Spain	1.571%	4/30/29	EUR	10,000	12,405
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	13,625	17,104
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	14,000	17,128
	Autonomous Community of Madrid Spain	2.080%	3/12/30	EUR	5,000	6,481
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	17,000	21,708
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,084
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	28,510
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	10,800	15,440
13	FADE - Fondo de Amortizacion del Deficit Electrico	0.500%	3/17/23	EUR	30,000	34,199
13	FADE - Fondo de Amortizacion del Deficit Electrico	5.900%	3/17/21	EUR	2,000	2,418
13	Fondo De Titulizacion Del Deficit Del Sistema Electrico FTA	0.850%	12/17/23	EUR	5,000	5,800
13	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,050
	Kingdom of Spain	0.050%	1/31/21	EUR	227,100	254,839
	Kingdom of Spain	0.050%	10/31/21	EUR	157,839	177,703
	Kingdom of Spain	0.350%	7/30/23	EUR	238,590	272,391
	Kingdom of Spain	0.400%	4/30/22	EUR	285,000	324,207
2	Kingdom of Spain	0.600%	10/31/29	EUR	24,000	27,758
2	Kingdom of Spain	1.400%	4/30/28	EUR	122,100	151,023
2	Kingdom of Spain	1.400%	7/30/28	EUR	161,563	199,917
2	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	48,732
2	Kingdom of Spain	1.450%	4/30/29	EUR	292,799	364,747
2	Kingdom of Spain	1.500%	4/30/27	EUR	296,489	366,719
2	Kingdom of Spain	1.600%	4/30/25	EUR	142,255	173,848
2	Kingdom of Spain	1.850%	7/30/35	EUR	60,000	78,949
2	Kingdom of Spain	1.950%	4/30/26	EUR	223,371	281,315
2	Kingdom of Spain	1.950%	7/30/30	EUR	132,200	173,264
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	89,940
2	Kingdom of Spain	2.350%	7/30/33	EUR	115,926	160,923
2	Kingdom of Spain	2.700%	10/31/48	EUR	88,330	137,044
2	Kingdom of Spain	2.750%	10/31/24	EUR	217,800	278,813
2	Kingdom of Spain	2.900%	10/31/46	EUR	38,350	61,073
2	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	136,517
2	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	109,108
2	Kingdom of Spain	4.200%	1/31/37	EUR	144,580	254,193
2	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	106,555
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	26,642
2	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	356,858
2	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	69,541
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	75,162
2	Kingdom of Spain	5.150%	10/31/28	EUR	208,090	335,440
2	Kingdom of Spain	5.150%	10/31/44	EUR	81,195	173,993
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,580	191,424
2	Kingdom of Spain	5.500%	4/30/21	EUR	27,810	33,768
	Kingdom of Spain	5.750%	7/30/32	EUR	35,450	65,954
2	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	168,456

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
2	Kingdom of Spain	5.900%	7/30/26	EUR	157,401	245,615
	Kingdom of Spain	6.000%	1/31/29	EUR	27,165	46,503
						6,259,537
Total Spain (Cost $7,168,041)						7,705,435
Supranational (3.2%)
Sovereign Bonds (3.2%)
	African Development Bank	0.125%	10/7/26	EUR	4,000	4,568
	African Development Bank	0.250%	11/21/24	EUR	22,600	26,017
	African Development Bank	0.500%	3/21/29	EUR	4,000	4,680
	African Development Bank	0.875%	12/20/21	GBP	1,500	1,946
	African Development Bank	3.300%	7/27/27	AUD	1,000	766
	African Development Bank	3.350%	8/8/28	AUD	500	388
	African Development Bank	4.000%	1/10/25	AUD	14,330	11,106
	African Development Bank	4.500%	6/2/26	AUD	3,000	2,431
	African Development Bank	4.750%	3/6/24	AUD	2,000	1,569
	African Development Bank	5.250%	3/23/22	AUD	14,000	10,539
	Asian Development Bank	0.000%	10/24/29	EUR	5,200	5,831
	Asian Development Bank	0.200%	5/25/23	EUR	1,000	1,141
	Asian Development Bank	0.625%	9/15/26	GBP	7,400	9,434
	Asian Development Bank	2.450%	1/17/24	AUD	1,800	1,300
	Asian Development Bank	2.650%	1/11/23	AUD	1,500	1,079
	Asian Development Bank	2.750%	1/19/22	AUD	5,900	4,197
	Asian Development Bank	3.000%	1/17/23	NZD	10,000	6,747
	Asian Development Bank	3.000%	10/14/26	AUD	1,825	1,387
	Asian Development Bank	3.300%	8/8/28	AUD	2,600	2,040
	Asian Development Bank	3.400%	9/10/27	AUD	2,700	2,117
	Asian Development Bank	3.500%	5/30/24	NZD	20,000	13,993
	Asian Development Bank	3.750%	3/12/25	AUD	11,230	8,703
	Asian Development Bank	4.500%	9/5/23	AUD	1,250	965
	Asian Development Bank	4.650%	2/16/27	CAD	2,792	2,493
	Asian Development Bank	5.000%	3/9/22	AUD	15,500	11,618
	Corp. Andina de Fomento	0.500%	1/25/22	EUR	4,780	5,378
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,065
	Corp. Andina de Fomento	0.750%	6/13/23	EUR	5,000	5,678
	Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	17,375
	Corp. Andina de Fomento	4.500%	9/14/27	AUD	1,600	1,259
	Council Of Europe Development Bank	0.125%	5/25/23	EUR	10,000	11,381
	Council Of Europe Development Bank	0.375%	6/8/26	EUR	17,000	19,767
	Council Of Europe Development Bank	2.875%	8/31/21	EUR	23,000	27,242
	Eurofima	2.600%	1/13/27	AUD	24,820	18,104
	Eurofima	3.000%	5/22/24	CHF	5,000	5,867
	Eurofima	3.000%	5/15/26	CHF	6,500	8,032
	Eurofima	3.375%	12/29/20	CHF	4,000	4,243
	Eurofima	3.900%	12/19/25	AUD	1,000	781
	Eurofima	4.000%	10/27/21	EUR	5,000	6,064
	Eurofima	4.550%	3/30/27	CAD	655	564
	European Bank for Reconstruction & Development	0.000%	10/17/24	EUR	10,000	11,346
	European Bank for Reconstruction & Development	1.250%	12/15/22	GBP	10,000	13,139
	European Bank for Reconstruction & Development	5.625%	12/7/28	GBP	1,000	1,831
	European Financial Stability Facility	0.000%	3/29/21	EUR	48,700	54,670

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Financial Stability Facility	0.000%	11/17/22	EUR	65,000	73,430
	European Financial Stability Facility	0.000%	4/19/24	EUR	40,000	45,330
	European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	22,459
	European Financial Stability Facility	0.125%	10/17/23	EUR	15,300	17,415
	European Financial Stability Facility	0.200%	1/17/24	EUR	1,900	2,171
4	European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,441
	European Financial Stability Facility	0.400%	2/17/25	EUR	30,000	34,749
4	European Financial Stability Facility	0.400%	5/31/26	EUR	55,000	64,035
4	European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	42,497
	European Financial Stability Facility	0.500%	7/11/25	EUR	5,000	5,834
	European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	37,174
	European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	30,195
	European Financial Stability Facility	0.875%	4/10/35	EUR	15,000	18,359
	European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	24,388
	European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	48,103
	European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	19,217
4	European Financial Stability Facility	1.375%	6/7/21	EUR	32,000	36,752
	European Financial Stability Facility	1.375%	5/31/47	EUR	18,365	25,237
	European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	6,773
	European Financial Stability Facility	1.700%	2/13/43	EUR	36,600	52,515
4	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	20,828
	European Financial Stability Facility	1.750%	7/17/53	EUR	14,500	21,599
	European Financial Stability Facility	1.800%	7/10/48	EUR	45,450	68,064
4	European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	43,434
	European Financial Stability Facility	2.000%	2/28/56	EUR	30,780	49,376
4	European Financial Stability Facility	2.125%	2/19/24	EUR	19,500	24,110
4	European Financial Stability Facility	2.250%	9/5/22	EUR	48,250	58,009
4	European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	21,952
4	European Financial Stability Facility	2.750%	12/3/29	EUR	5,500	7,884
4	European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	8,188
4	European Financial Stability Facility	3.375%	7/5/21	EUR	6,675	7,932
4	European Financial Stability Facility	3.375%	4/3/37	EUR	30,800	52,251
4	European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	32,861
	European Investment Bank	0.000%	10/16/23	EUR	30,000	34,035
	European Investment Bank	0.000%	3/15/24	EUR	135,000	153,194
	European Investment Bank	0.000%	3/13/26	EUR	10,000	11,378
	European Investment Bank	0.000%	12/7/28	GBP	2,600	3,067
	European Investment Bank	0.050%	12/15/23	EUR	25,000	28,445
	European Investment Bank	0.050%	5/24/24	EUR	20,000	22,764
	European Investment Bank	0.100%	10/15/26	EUR	19,900	22,780
	European Investment Bank	0.125%	4/15/25	EUR	30,000	34,348
	European Investment Bank	0.125%	6/20/29	EUR	30,000	34,285
	European Investment Bank	0.200%	7/15/24	EUR	40,000	45,845
	European Investment Bank	0.375%	3/15/22	EUR	25,000	28,462
	European Investment Bank	0.375%	7/16/25	EUR	20,000	23,235
	European Investment Bank	0.375%	4/14/26	EUR	10,000	11,644
	European Investment Bank	0.500%	11/15/23	EUR	20,000	23,215
	European Investment Bank	0.500%	1/15/27	EUR	53,700	63,309
	European Investment Bank	0.500%	11/13/37	EUR	15,000	17,495
	European Investment Bank	0.625%	1/22/29	EUR	30,000	35,877
	European Investment Bank	0.750%	11/15/24	GBP	1,000	1,293
	European Investment Bank	0.875%	3/15/21	GBP	20,000	25,941
	European Investment Bank	0.875%	12/15/23	GBP	31,050	40,334
	European Investment Bank	0.875%	9/13/24	EUR	33,000	39,072

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	European Investment Bank	0.875%	1/14/28	EUR	23,000	27,966
	European Investment Bank	1.000%	9/21/26	GBP	3,200	4,191
	European Investment Bank	1.000%	3/14/31	EUR	68,000	84,551
	European Investment Bank	1.000%	4/14/32	EUR	32,000	39,915
	European Investment Bank	1.125%	9/7/21	GBP	5,000	6,518
2	European Investment Bank	1.125%	9/16/21	CAD	13,340	10,019
	European Investment Bank	1.125%	11/15/32	EUR	20,000	25,365
	European Investment Bank	1.125%	4/13/33	EUR	30,000	38,081
	European Investment Bank	1.125%	9/15/36	EUR	33,000	42,300
2	European Investment Bank	1.250%	11/5/20	CAD	3,500	2,643
	European Investment Bank	1.250%	11/5/20	CAD	650	491
	European Investment Bank	1.250%	11/13/26	EUR	6,000	7,458
	European Investment Bank	1.375%	9/15/21	EUR	35,000	40,394
	European Investment Bank	1.375%	5/12/28	SEK	75,000	8,369
	European Investment Bank	1.500%	4/15/21	EUR	43,000	49,351
	European Investment Bank	1.500%	8/2/24	CHF	11,400	12,722
	European Investment Bank	1.500%	11/15/47	EUR	5,000	7,136
	European Investment Bank	1.500%	10/16/48	EUR	12,975	18,534
	European Investment Bank	1.625%	3/15/23	EUR	56,150	67,014
	European Investment Bank	1.625%	2/4/25	CHF	2,500	2,828
	European Investment Bank	1.750%	9/15/45	EUR	20,000	29,531
	European Investment Bank	2.125%	1/15/24	EUR	17,000	20,978
	European Investment Bank	2.250%	5/25/21	PLN	10,000	2,646
2	European Investment Bank	2.250%	7/30/21	CAD	26,015	19,929
	European Investment Bank	2.250%	10/14/22	EUR	27,000	32,561
2	European Investment Bank	2.375%	1/18/23	CAD	2,800	2,166
	European Investment Bank	2.375%	7/6/23	CAD	300	233
	European Investment Bank	2.500%	10/31/22	GBP	5,500	7,491
	European Investment Bank	2.625%	3/15/35	EUR	7,100	10,855
	European Investment Bank	2.700%	1/12/23	AUD	3,100	2,237
	European Investment Bank	2.750%	9/15/21	EUR	5,000	5,917
	European Investment Bank	2.750%	9/15/25	EUR	40,000	52,745
	European Investment Bank	2.750%	8/25/26	PLN	10,000	2,737
	European Investment Bank	2.750%	9/13/30	EUR	30,000	43,600
	European Investment Bank	2.750%	3/15/40	EUR	18,550	30,471
	European Investment Bank	3.000%	9/28/22	EUR	4,000	4,918
	European Investment Bank	3.000%	10/14/33	EUR	10,000	15,610
	European Investment Bank	3.100%	8/17/26	AUD	23,513	17,931
	European Investment Bank	3.125%	6/30/36	CHF	1,000	1,544
	European Investment Bank	3.300%	2/3/28	AUD	3,250	2,543
	European Investment Bank	3.500%	4/15/27	EUR	5,000	7,184
	European Investment Bank	3.625%	3/14/42	EUR	5,600	10,635
	European Investment Bank	3.750%	12/7/27	GBP	3,800	6,023
	European Investment Bank	3.875%	6/8/37	GBP	4,800	8,740
	European Investment Bank	4.000%	4/15/30	EUR	7,125	11,359
	European Investment Bank	4.500%	10/15/25	EUR	15,000	21,676
	European Investment Bank	4.500%	6/7/29	GBP	12,000	20,556
	European Investment Bank	4.500%	3/7/44	GBP	8,500	18,256
	European Investment Bank	4.625%	10/12/54	GBP	7,700	19,046
	European Investment Bank	4.750%	8/7/24	AUD	3,250	2,597
	European Investment Bank	5.000%	12/1/20	SEK	25,000	2,723
	European Investment Bank	5.000%	8/22/22	AUD	10,300	7,847
	European Investment Bank	5.000%	4/15/39	GBP	7,000	14,906
	European Investment Bank	5.500%	4/15/25	GBP	10,000	16,151

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	6.000%	12/7/28	GBP	16,000	29,698
European Investment Bank	6.250%	6/8/21	AUD	15,500	11,541
European Stability Mechanism	0.000%	1/17/22	EUR	1,700	1,915
European Stability Mechanism	0.000%	10/18/22	EUR	55,000	62,140
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,216
European Stability Mechanism	0.100%	7/31/23	EUR	41,000	46,590
European Stability Mechanism	0.125%	4/22/24	EUR	64,000	72,871
European Stability Mechanism	0.500%	3/2/26	EUR	21,700	25,414
European Stability Mechanism	0.500%	3/5/29	EUR	42,000	49,634
European Stability Mechanism	0.750%	3/15/27	EUR	25,000	29,943
European Stability Mechanism	0.750%	9/5/28	EUR	20,000	24,112
European Stability Mechanism	1.000%	9/23/25	EUR	40,000	48,067
European Stability Mechanism	1.125%	5/3/32	EUR	15,000	18,985
European Stability Mechanism	1.200%	5/23/33	EUR	30,000	38,455
European Stability Mechanism	1.375%	3/4/21	EUR	37,800	43,197
European Stability Mechanism	1.625%	11/17/36	EUR	39,950	54,814
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	14,824
European Stability Mechanism	1.800%	11/2/46	EUR	15,000	22,535
European Stability Mechanism	1.850%	12/1/55	EUR	15,000	23,423
European Stability Mechanism	2.125%	11/20/23	EUR	3,220	3,964
European Union	0.500%	4/4/25	EUR	50,000	58,377
European Union	0.625%	11/4/23	EUR	27,000	31,420
European Union	0.750%	4/4/31	EUR	20,000	24,236
European Union	1.125%	4/4/36	EUR	20,000	25,502
European Union	1.250%	4/4/33	EUR	25,000	32,158
European Union	1.375%	10/4/29	EUR	16,000	20,436
European Union	2.500%	11/4/27	EUR	19,000	25,840
European Union	2.750%	9/21/21	EUR	5,000	5,920
European Union	2.750%	4/4/22	EUR	30,600	36,811
European Union	2.875%	4/4/28	EUR	5,000	7,033
European Union	3.000%	9/4/26	EUR	7,125	9,749
European Union	3.375%	4/4/38	EUR	16,000	27,666
European Union	3.500%	6/4/21	EUR	22,800	27,047
European Union	3.750%	4/4/42	EUR	10,000	19,183
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,582
Inter-American Development Bank	1.250%	12/15/25	GBP	6,000	7,994
Inter-American Development Bank	1.375%	12/15/24	GBP	5,000	6,670
Inter-American Development Bank	1.700%	10/10/24	CAD	12,380	9,317
Inter-American Development Bank	2.750%	10/30/25	AUD	4,400	3,268
Inter-American Development Bank	3.750%	7/25/22	AUD	23,800	17,533
Inter-American Development Bank	4.250%	6/11/26	AUD	1,300	1,056
Inter-American Development Bank	4.400%	1/26/26	CAD	50	43
Inter-American Development Bank	4.750%	8/27/24	AUD	4,050	3,241
Inter-American Development Bank	6.000%	2/26/21	AUD	20,000	14,651
International Bank for Reconstruction & Development	0.250%	1/10/50	EUR	5,000	5,149
International Bank for Reconstruction & Development	0.375%	6/15/21	GBP	500	643
International Bank for Reconstruction & Development	0.500%	4/16/30	EUR	5,400	6,373
International Bank for Reconstruction & Development	0.625%	11/22/27	EUR	11,000	13,091
International Bank for Reconstruction & Development	0.625%	1/12/33	EUR	19,000	22,642

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction & Development	0.750%	12/7/21	GBP	3,600	4,661
International Bank for Reconstruction & Development	0.875%	12/13/24	GBP	6,000	7,806
International Bank for Reconstruction & Development	1.200%	8/8/34	EUR	9,646	12,366
International Bank for Reconstruction & Development	1.375%	12/15/20	GBP	32,400	42,238
International Bank for Reconstruction & Development	1.800%	7/26/24	CAD	11,580	8,790
International Bank for Reconstruction & Development	1.950%	9/20/29	CAD	1,805	1,372
International Bank for Reconstruction & Development	2.200%	1/18/22	CAD	13,410	10,284
International Bank for Reconstruction & Development	2.200%	2/27/24	AUD	5,600	4,011
International Bank for Reconstruction & Development	2.250%	1/17/23	CAD	5,400	4,164
International Bank for Reconstruction & Development	2.500%	8/3/23	CAD	1,060	826
International Bank for Reconstruction & Development	2.600%	9/20/22	AUD	12,000	8,605
International Bank for Reconstruction & Development	2.800%	1/13/21	AUD	11,000	7,733
International Bank for Reconstruction & Development	2.800%	1/12/22	AUD	22,400	15,987
International Bank for Reconstruction & Development	2.900%	11/26/25	AUD	10,400	7,804
International Bank for Reconstruction & Development	3.000%	2/2/23	NZD	10,000	6,754
International Bank for Reconstruction & Development	3.000%	10/19/26	AUD	12,300	9,346
International Bank for Reconstruction & Development	3.300%	8/14/28	AUD	1,800	1,417
International Bank for Reconstruction & Development	3.375%	1/25/22	NZD	12,000	8,050
International Bank for Reconstruction & Development	4.250%	6/24/25	AUD	12,600	10,053
International Bank for Reconstruction & Development	4.625%	10/6/21	NZD	5,804	3,959
International Bank for Reconstruction & Development	4.875%	12/7/28	GBP	400	699
International Bank for Reconstruction & Development	5.000%	3/7/22	AUD	4,000	3,001
International Bank for Reconstruction & Development	5.400%	6/7/21	GBP	200	277
International Bank for Reconstruction & Development	5.750%	6/7/32	GBP	6,000	12,141
International Finance Corp.	1.250%	12/15/23	GBP	13,800	18,237
International Finance Corp.	1.375%	9/13/24	CAD	3,365	2,508
International Finance Corp.	1.375%	3/7/25	GBP	9,821	13,111
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,490
International Finance Corp.	2.700%	2/5/21	AUD	18,300	12,861
International Finance Corp.	2.800%	8/15/22	AUD	22,300	16,052

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
International Finance Corp.	3.150%	6/26/29	AUD	2,300	1,804
International Finance Corp.	3.200%	7/22/26	AUD	3,800	2,912
International Finance Corp.	3.200%	10/18/27	AUD	1,200	930
International Finance Corp.	4.000%	4/3/25	AUD	1,500	1,177
International Finance Corp.	4.250%	8/21/23	AUD	12,000	9,191
Nordic Investment Bank	0.125%	6/10/24	EUR	10,000	11,466
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	22,970
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,194
Nordic Investment Bank	1.125%	3/16/22	GBP	15,000	19,599
Nordic Investment Bank	4.750%	2/28/24	AUD	5,240	4,131
Nordic Investment Bank	5.000%	4/19/22	AUD	11,500	8,650
Total Supranational (Cost $4,329,426)					4,490,205
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Danske Hypotek AB	1.000%	12/15/21	SEK	500,000	52,707
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,697
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,603
Lansforsakringar Hypotek AB	1.500%	3/18/21	EUR	200	229
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	56,841
Nordea Hypotek AB	1.250%	5/19/21	SEK	500,000	52,662
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	53,740
Skandinaviska Enskilda Banken AB	0.250%	6/20/24	EUR	25,000	28,543
Skandinaviska Enskilda Banken AB	0.750%	6/16/22	EUR	5,000	5,738
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,306
Skandinaviska Enskilda Banken AB	1.000%	12/18/24	SEK	48,000	5,110
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	665,000	70,583
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,688
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	5,935
Stadshypotek AB	0.050%	6/20/22	EUR	4,800	5,408
Stadshypotek AB	0.125%	10/5/26	EUR	500	567
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	9,925
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	7,909
Stadshypotek AB	0.375%	3/13/26	EUR	5,000	5,756
Stadshypotek AB	0.500%	7/11/25	EUR	3,000	3,477
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	25,825
Stadshypotek AB	0.750%	11/1/27	EUR	7,000	8,312
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	29,825
Stadshypotek AB	1.500%	6/1/23	SEK	580,000	62,785
Stadshypotek AB	1.500%	3/1/24	SEK	350,000	38,139
Stadshypotek AB	1.500%	12/3/24	SEK	222,000	24,309
Sveriges Sakerstallda Obligationer AB	0.250%	4/19/23	EUR	5,000	5,681
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	11,000	12,723
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	35,579
Sveriges Sakerstallda Obligationer AB	0.625%	10/30/25	EUR	5,000	5,840
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	956
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	41,945
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,673
Swedbank Hypotek AB	0.400%	5/8/24	EUR	5,000	5,743
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	35,094
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	42,640
Swedbank Hypotek AB	1.000%	9/18/24	SEK	95,000	10,141
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,282
					768,916

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.3%)
	Akelius Residential Property AB	1.125%	3/14/24	EUR	2,900	3,314
	Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,755
	Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	462
	Atlas Copco AB	0.625%	8/30/26	EUR	430	492
	Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,452
	Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	21,229
	Essity AB	1.125%	3/27/24	EUR	1,700	1,969
	Essity AB	1.625%	3/30/27	EUR	1,600	1,937
	Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	11,369
	Fastighets AB Balder	1.875%	1/23/26	EUR	3,000	3,477
	Heimstaden Bostad AB	1.750%	12/7/21	EUR	4,000	4,589
	Investor AB	4.500%	5/12/23	EUR	2,000	2,586
	Lansforsakringar Bank AB	0.875%	9/25/23	EUR	100	115
	Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	568
	Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	59,184
	Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	17,476
	Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	5,953
	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	EUR	6,000	6,909
	Securitas AB	2.625%	2/22/21	EUR	3,000	3,464
	Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,123
	Skandinaviska Enskilda Banken AB	0.375%	2/9/26	EUR	20,000	23,042
	Skandinaviska Enskilda Banken AB	0.750%	8/24/21	EUR	9,000	10,204
	Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	21,326
1	Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	36,230
	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,736
1	Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	16,960
	SKF AB	1.625%	12/2/22	EUR	700	817
	Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	562
	Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	16,188
1	Svenska Handelsbanken AB	1.250%	3/2/28	EUR	5,000	5,729
	Svenska Handelsbanken AB	1.625%	6/18/22	GBP	9,000	11,820
	Svenska Handelsbanken AB	3.000%	11/20/20	GBP	4,100	5,420
	Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,380	1,677
	Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	8,989
	Swedbank AB	0.300%	9/6/22	EUR	17,100	19,216
	Swedbank AB	0.400%	8/29/23	EUR	5,100	5,754
	Swedbank AB	1.000%	6/1/22	EUR	4,700	5,382
1	Swedbank AB	1.000%	11/22/27	EUR	5,900	6,630
	Swedbank AB	1.250%	12/29/21	GBP	1,000	1,294
	Swedbank AB	1.625%	12/28/22	GBP	5,700	7,445
	Swedbank Hypotek AB	0.500%	2/5/26	EUR	10,000	11,602
	Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	57,459
	Tele2 AB	1.125%	5/15/24	EUR	200	231
	Tele2 AB	2.125%	5/15/28	EUR	6,200	7,605
	Telia Co. AB	1.625%	2/23/35	EUR	200	238
	Telia Co. AB	2.125%	2/20/34	EUR	15,100	18,988
	Telia Co. AB	3.000%	9/7/27	EUR	100	133
1	Telia Co. AB	3.000%	4/4/78	EUR	100	118
	Telia Co. AB	3.500%	9/5/33	EUR	3,000	4,345
	Telia Co. AB	3.625%	2/14/24	EUR	100	129
	Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,699
	Telia Co. AB	4.000%	3/22/22	EUR	350	428
	Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,676
						471,495

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.4%)
Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	34,150
Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	786
[2] Kingdom of Sweden	0.750%	11/12/29	SEK	389,000	43,844
Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	39,056
[2] Kingdom of Sweden	1.500%	11/13/23	SEK	924,200	103,059
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	23,297
Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	15,521
Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	33,172
Kingdom of Sweden	3.500%	3/30/39	SEK	231,450	38,943
Kingdom of Sweden	5.000%	12/1/20	SEK	216,000	23,670
Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	31,621
Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	570,000	61,165
Kommuninvest I Sverige AB	1.000%	5/12/25	SEK	194,050	20,866
Kommuninvest I Sverige AB	1.000%	11/12/26	SEK	600,000	64,434
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	2,665
SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,623
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,866
Svensk Exportkredit AB	0.625%	12/7/20	GBP	1,000	1,291
Vattenfall AB	6.250%	3/17/21	EUR	8,000	9,701
Vattenfall AB	6.875%	4/15/39	GBP	5,000	11,209
					569,939
Total Sweden (Cost $1,906,293)					1,810,350
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.750%	1/15/21	EUR	47,600	54,410
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,970
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/25/24	CHF	5,000	5,183
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,000	13,472
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/31	CHF	9,250	9,473
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	10,486
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,279
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,443
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/27	CHF	25,000	26,516
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/28	CHF	5,000	5,292
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	8,649
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/29	CHF	9,900	10,627
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	16,088
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	5,343

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	3,801
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	5,437
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/37	CHF	4,000	4,379
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,252
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/19/43	CHF	5,500	6,383
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	30,218
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,439
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	8,521
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,542
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	8,000
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,728
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,326
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	21,172
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/40	CHF	5,000	6,406
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,131
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,395
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	12,998
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	67,648
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	13,254
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	3,967
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	14,238
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,436
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,694
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,279
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	17,524
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	33,533
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	10,347

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	15,541
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	15,580
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	7,179
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	12/1/25	CHF	14,350	15,034
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/28	CHF	985	1,033
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,846
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,839
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,308
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,362
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	18,733
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/35	CHF	3,000	3,253
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	10,915
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,065
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,352
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,071
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,900
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	2/17/21	CHF	7,000	7,238
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	8,987
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,588
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,137
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,219
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	9,065
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,430
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,170
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	7,998
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,469

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,688
	UBS AG	1.375%	4/16/21	EUR	5,000	5,713
						724,992
Corporate Bonds (0.4%)
	ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,132
	Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,168
1	Aquarius and Investments plc for Zurich Insurance Co. Ltd.	4.250%	10/2/43	EUR	10,910	13,869
1	Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/49	EUR	3,000	3,717
	Barry Callebaut Services NV	2.375%	5/24/24	EUR	3,600	4,363
	Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,502
	Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	242
	Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,539
	Credit Suisse AG	1.375%	1/31/22	EUR	15,748	18,144
	Credit Suisse AG	1.500%	4/10/26	EUR	800	965
	Credit Suisse Group AG	0.650%	9/10/29	EUR	5,000	5,516
1	Credit Suisse Group AG	1.000%	6/24/27	EUR	15,000	17,185
1	Credit Suisse Group AG	2.125%	9/12/25	GBP	4,400	5,778
	Credit Suisse Group Funding Guernsey Ltd.	1.000%	4/14/23	CHF	10,000	10,459
	Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	25,600	29,411
	Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	2,025
1	Demeter Investments BV for Zurich Insurance Co. Ltd.	3.500%	10/1/46	EUR	27,950	35,903
1	ELM BV for Swiss Life Insurance & Pension Group	4.500%	12/29/49	EUR	2,650	3,484
	Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,230
	Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	16,098	18,175
	Glencore Finance Europe Ltd.	1.500%	10/15/26	EUR	300	340
	Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	600	687
	Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	12,300	14,230
	Glencore Finance Europe Ltd.	1.875%	9/13/23	EUR	300	351
	Glencore Finance Europe Ltd.	2.750%	4/1/21	EUR	300	344
	Glencore Finance Europe Ltd.	3.750%	4/1/26	EUR	200	257
	Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	11,436
	Holcim Finance Australia Pty Ltd.	3.500%	6/16/22	AUD	1,350	969
	Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	12,200
	Holcim Finance Luxembourg SA	2.250%	5/26/28	EUR	4,500	5,604
	Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	5,600	6,996
	Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,138
	LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,326
	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	GBP	800	1,093
	LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,043
	Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	13,664
	Nestle Finance International Ltd.	1.250%	11/2/29	EUR	3,000	3,698
	Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,186
	Nestle Finance International Ltd.	1.750%	11/2/37	EUR	6,100	8,171
	Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,235
	Nestle Holdings Inc.	1.750%	12/9/20	GBP	12,000	15,690
	Novartis AG	0.625%	11/13/29	CHF	2,750	2,952
	Novartis Finance SA	0.125%	9/20/23	EUR	100	113
	Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,702

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Novartis Finance SA	0.625%	9/20/28	EUR	100	115
	Novartis Finance SA	1.375%	8/14/30	EUR	8,100	9,893
	Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,183
	Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,571
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/31	CHF	9,500	10,261
	Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/39	CHF	5,000	5,554
	Richemont International Holding SA	1.000%	3/26/26	EUR	15,400	18,047
	Richemont International Holding SA	2.000%	3/26/38	EUR	15,400	20,606
	Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	10,244
	Roche Finance Europe BV	0.875%	2/25/25	EUR	600	699
	Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	19,709
1	Swiss Re Finance Luxembourg SA	2.534%	4/30/50	EUR	4,000	4,950
	UBS AG	0.125%	11/5/21	EUR	8,000	8,968
	UBS AG	1.250%	12/10/20	GBP	4,000	5,192
	UBS AG	1.250%	9/3/21	EUR	1,700	1,945
	UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	26,500	31,348
	UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	12,700	14,914
	UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	5,860
	UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	967
1	UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	21,000	24,410
	Willow No.2 Ireland plc for Zurich Insurance Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,216
	Zurich Finance Australia Ltd.	3.477%	5/31/23	AUD	700	511
	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	EUR	10,000	12,253
						535,648
Sovereign Bonds (0.5%)
	Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	6,168
	Basellandschaftliche Kantonalbank	1.750%	11/9/20	CHF	9,500	9,855
	Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	5,129
	Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	4,728
	Basler Kantonalbank	0.375%	8/10/23	CHF	5,300	5,526
	Basler Kantonalbank	2.500%	3/24/21	CHF	9,300	9,813
	Canton of Basel-Landschaft	1.375%	9/29/34	CHF	11,600	14,278
	Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	5,257
	Canton of Geneva Switzerland	0.600%	7/4/46	CHF	2,990	3,331
	Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,917
	Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,214
	Canton of Geneva Switzerland	2.250%	2/22/21	CHF	4,600	4,832
	Canton of Vaud	2.000%	10/24/33	CHF	8,905	11,677
	Canton of Zurich	0.000%	6/27/25	CHF	10,000	10,418
	Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,720
	Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,779
	Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,586
	Canton of Zurich	2.000%	7/29/38	CHF	10,000	13,878
	Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,308
	Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,565
	Swiss Confederation	0.000%	6/22/29	CHF	26,000	27,806
	Swiss Confederation	0.500%	5/27/30	CHF	12,000	13,519
	Swiss Confederation	0.500%	6/27/32	CHF	14,200	16,083
	Swiss Confederation	0.500%	6/28/45	CHF	10,000	12,054

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Swiss Confederation	0.500%	5/24/55	CHF	6,000	7,389
Swiss Confederation	0.500%	5/30/58	CHF	13,000	16,480
Swiss Confederation	1.250%	6/11/24	CHF	21,200	23,498
Swiss Confederation	1.250%	5/28/26	CHF	30,800	35,274
Swiss Confederation	1.250%	6/27/37	CHF	35,250	45,682
Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,949
Swiss Confederation	1.500%	4/30/42	CHF	56,100	79,409
Swiss Confederation	2.000%	4/28/21	CHF	3,850	4,065
Swiss Confederation	2.000%	5/25/22	CHF	49,400	53,669
Swiss Confederation	2.000%	6/25/64	CHF	6,800	13,384
Swiss Confederation	2.250%	7/6/20	CHF	2,500	2,588
Swiss Confederation	2.250%	6/22/31	CHF	17,500	23,520
Swiss Confederation	2.500%	3/8/36	CHF	6,150	9,146
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,895
Swiss Confederation	3.500%	4/8/33	CHF	10,600	16,469
Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,824
Swiss Confederation	4.000%	4/8/28	CHF	400	567
Swiss Confederation	4.000%	1/6/49	CHF	4,500	10,268
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,227
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,101
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,130
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,703
Zuercher Kantonalbank	0.250%	3/31/21	CHF	20,000	20,515
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	5,233
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	17,935
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	17,772
					666,133
Total Switzerland (Cost $1,873,015)					1,926,773
Thailand (0.8%)
Sovereign Bonds (0.8%)
Bank of Thailand Bond	1.620%	3/12/21	THB	700,000	23,239
Bank of Thailand Bond	1.810%	3/25/22	THB	1,700,000	56,814
Bank of Thailand Bond	1.840%	5/27/21	THB	700,000	23,330
Bank of Thailand Bond	2.090%	9/24/21	THB	600,000	20,121
Kingdom of Thailand	1.450%	12/17/24	THB	425,000	14,085
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	56,974
Kingdom of Thailand	2.000%	12/17/22	THB	100,000	3,371
Kingdom of Thailand	2.125%	12/17/26	THB	1,100,000	37,916
Kingdom of Thailand	2.400%	12/17/23	THB	2,602,000	89,535
Kingdom of Thailand	2.550%	6/26/20	THB	998,000	33,289
Kingdom of Thailand	2.875%	12/17/28	THB	311,050	11,459
Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	45,811
Kingdom of Thailand	3.300%	6/17/38	THB	455,000	18,906
Kingdom of Thailand	3.400%	6/17/36	THB	3,221,200	133,914
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	41,212
Kingdom of Thailand	3.600%	6/17/67	THB	2,092,500	98,648
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	21,409
Kingdom of Thailand	3.650%	12/17/21	THB	2,200,000	76,309
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	53,642
Kingdom of Thailand	3.775%	6/25/32	THB	1,584,000	65,549
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	6,798
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	47,170
Kingdom of Thailand	4.000%	6/17/66	THB	325,000	16,562

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Kingdom of Thailand	4.260%	12/12/37	THB	277,000	12,320
	Kingdom of Thailand	4.675%	6/29/44	THB	751,000	38,957
	Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	74,673
	Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,880
	Kingdom of Thailand	5.670%	3/13/28	THB	120,000	5,253
Total Thailand (Cost $943,745)						1,132,146
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
	DP World plc	2.375%	9/25/26	EUR	400	481
	DP World plc	4.250%	9/25/30	GBP	2,000	2,860
	Emirates NBD PJSC	1.750%	3/23/22	EUR	3,000	3,475
	Emirates NBD PJSC	4.750%	2/18/22	AUD	1,400	1,021
	Emirates NBD PJSC	4.750%	2/9/28	AUD	1,400	1,094
	Emirates Telecommunications Group Co. PJSC	1.750%	6/18/21	EUR	6,500	7,454
	Emirates Telecommunications Group Co. PJSC	2.750%	6/18/26	EUR	3,000	3,856
	IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,751
	IPIC GMTN Ltd.	5.875%	3/14/21	EUR	7,500	9,053
	IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,096
Total United Arab Emirates (Cost $34,822)						34,141
United Kingdom (7.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
	AA Bond Co. Ltd.	2.875%	1/31/22	GBP	6,250	7,807
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,681
	Arqiva Financing plc	4.882%	12/31/32	GBP	4,950	7,357
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,875
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,485	5,983
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	3,753	6,466
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,426
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,318
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,143
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	18,177
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	4,995
1	Broadgate Financing plc	4.999%	10/5/33	GBP	6,500	10,356
1	Broadgate Financing plc	5.098%	4/5/35	GBP	4,059	6,305
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	234	384
1	Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	5,200	7,053
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	20,604
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	12,156
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,028
	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	941	1,644
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,156	2,077
	Greene King Finance plc	4.064%	3/15/35	GBP	1,716	2,448
	Greene King Finance plc	5.318%	9/15/31	GBP	1,010	1,545
	High Speed Rail Finance 1 plc	4.375%	11/1/38	GBP	6,700	11,392
	Highbury Finance BV	7.017%	3/20/23	GBP	600	882
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	559	902
	Intu SGS Finance plc	4.250%	9/17/30	GBP	700	777
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/33	GBP	6,430	10,589
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,694
	Lloyds Bank plc	1.375%	4/16/21	EUR	30,800	35,172

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,350
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	10,634
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,004
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	23,742
	Lloyds Bank plc	6.000%	2/8/29	GBP	10,350	18,783
1	Longstone Finance plc	4.791%	4/19/36	GBP	742	1,123
	Meadowhall Finance plc	4.986%	1/12/32	GBP	2,762	4,438
1	Mitchells & Butlers Finance plc	6.013%	12/15/30	GBP	593	879
	National Westminster Bank plc	5.125%	1/13/24	GBP	500	757
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	13,731
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	20,022
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,684
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	20,999
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	3,673
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,485
	Nats En Route plc	5.250%	3/31/26	GBP	2,435	3,623
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	835	1,390
	RAC Bond Co. plc	4.565%	5/6/23	GBP	400	520
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,830
	Santander UK plc	0.250%	8/9/21	EUR	10,000	11,257
	Santander UK plc	0.250%	4/21/22	EUR	20,000	22,577
	Santander UK plc	1.250%	9/18/24	EUR	6,700	7,974
	Santander UK plc	1.625%	11/26/20	EUR	18,000	20,484
	Santander UK plc	5.125%	4/14/21	GBP	5,900	8,083
	Santander UK plc	5.250%	2/16/29	GBP	758	1,313
1	Santander UK plc	5.750%	3/2/26	GBP	5,855	9,782
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	5,150	7,356
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,145	3,383
	Telereal Securitisation plc	6.165%	12/10/31	GBP	907	1,492
	Tesco Property Finance 1 plc	7.623%	7/13/39	GBP	2,614	4,937
	Tesco Property Finance 2 plc	6.052%	10/13/39	GBP	3,381	5,720
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	7,997
						456,258
Corporate Bonds (2.1%)
	3i Group plc	5.750%	12/3/32	GBP	5,000	8,508
	A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,682
	ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,891
	Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,470
	Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	1,500	2,602
	Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,583
	Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,890
	Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,600	4,664
	Anglian Water Services Financing plc	4.500%	10/5/27	GBP	2,492	3,910
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,122
	Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,763
	Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,386
	Annington Funding plc	2.646%	7/12/25	GBP	1,000	1,340
	Annington Funding plc	3.685%	7/12/34	GBP	6,900	9,901
	Annington Funding plc	3.935%	7/12/47	GBP	5,800	8,687
	Aptiv plc	1.500%	3/10/25	EUR	12,022	14,144
	AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,121
	AstraZeneca plc	1.250%	5/12/28	EUR	100	119
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	9,359
	Aviva plc	0.625%	10/27/23	EUR	1,000	1,140

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Aviva plc	1.875%	11/13/27	EUR	4,000	4,916
[1]	Aviva plc	3.375%	12/4/45	EUR	6,000	7,311
[1]	Aviva plc	3.875%	7/3/44	EUR	2,459	3,020
[1]	Aviva plc	4.375%	9/12/49	GBP	4,991	6,965
[1]	Aviva plc	5.125%	6/4/50	GBP	2,000	2,974
[1]	Aviva plc	6.125%	7/5/43	EUR	2,400	3,136
[1]	Aviva plc	6.125%	9/29/49	GBP	4,700	6,583
[1]	Aviva plc	6.625%	6/3/41	GBP	2,500	3,482
[1]	Aviva plc	6.875%	5/20/58	GBP	8,692	15,964
	Babcock International Group plc	1.750%	10/6/22	EUR	7,800	8,963
	Babcock International Group plc	1.875%	10/5/26	GBP	4,000	5,006
	BAE Systems plc	4.125%	6/8/22	GBP	6,500	9,024
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,741
	Barclays Bank plc	4.250%	3/2/22	EUR	10,000	12,334
	Barclays Bank plc	6.000%	1/14/21	EUR	3,000	3,571
	Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,171
	Barclays Bank plc	10.000%	5/21/21	GBP	10,533	15,333
	Barclays plc	1.500%	4/1/22	EUR	1,600	1,848
	Barclays plc	1.500%	9/3/23	EUR	100	117
	Barclays plc	1.875%	3/23/21	EUR	200	229
	Barclays plc	3.000%	5/8/26	GBP	9,000	12,205
	Barclays plc	3.250%	2/12/27	GBP	655	904
	Barclays plc	3.250%	1/17/33	GBP	8,500	11,637
	BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,678
	BAT International Finance plc	0.875%	10/13/23	EUR	8,615	9,739
	BAT International Finance plc	1.000%	5/23/22	EUR	700	796
	BAT International Finance plc	1.250%	3/13/27	EUR	7,850	8,735
	BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,516
	BAT International Finance plc	2.250%	1/16/30	EUR	19,000	21,811
	BAT International Finance plc	2.250%	9/9/52	GBP	3,000	2,844
	BAT International Finance plc	2.375%	1/19/23	EUR	100	119
	BAT International Finance plc	2.750%	3/25/25	EUR	6,000	7,373
	BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,148
	BAT International Finance plc	4.875%	2/24/21	EUR	5,250	6,228
	BAT International Finance plc	5.750%	7/5/40	GBP	400	677
	BAT International Finance plc	6.000%	11/24/34	GBP	8,050	13,658
	Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,660
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,395
	BG Energy Capital plc	2.250%	11/21/29	EUR	12,311	16,015
	BG Energy Capital plc	5.000%	11/4/36	GBP	300	565
	BG Energy Capital plc	5.125%	12/1/25	GBP	13,008	20,616
	BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,206
	BP Capital Markets plc	0.900%	7/3/24	EUR	2,000	2,312
	BP Capital Markets plc	1.077%	6/26/25	EUR	5,300	6,184
	BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	4,046
	BP Capital Markets plc	1.231%	5/8/31	EUR	5,000	5,901
	BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	3,113
	BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	12,943
	BP Capital Markets plc	1.573%	2/16/27	EUR	26,582	32,277
	BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	8,773
	BP Capital Markets plc	2.030%	2/14/25	GBP	1,300	1,750
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,800	6,756
	BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	16,405
	BP Capital Markets plc	2.274%	7/3/26	GBP	12,737	17,442

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BP Capital Markets plc	2.972%	2/27/26	EUR	5,200	6,779
	BP Capital Markets plc	3.470%	5/15/25	CAD	2,500	1,992
	BP Capital Markets plc	3.497%	11/9/20	CAD	2,460	1,893
	BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,857
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	490
	British Land Co. plc	2.375%	9/14/29	GBP	1,400	1,850
	British Telecommunications plc	0.625%	3/10/21	EUR	6,000	6,754
	British Telecommunications plc	0.875%	9/26/23	EUR	4,000	4,575
	British Telecommunications plc	1.000%	11/21/24	EUR	8,800	10,077
	British Telecommunications plc	1.125%	3/10/23	EUR	6,600	7,601
	British Telecommunications plc	1.500%	6/23/27	EUR	10,200	11,928
	British Telecommunications plc	1.750%	3/10/26	EUR	9,920	11,797
	British Telecommunications plc	2.125%	9/26/28	EUR	100	122
	British Telecommunications plc	3.125%	11/21/31	GBP	200	280
	British Telecommunications plc	5.750%	12/7/28	GBP	4,030	6,744
	British Telecommunications plc	6.375%	6/23/37	GBP	3,500	6,815
	BUPA Finance plc	2.000%	4/5/24	GBP	11,000	14,618
	BUPA Finance plc	3.375%	6/17/21	GBP	7,400	9,895
	BUPA Finance plc	5.000%	12/8/26	GBP	2,000	2,939
	Cadent Finance plc	0.625%	9/22/24	EUR	17,320	19,563
	Cadent Finance plc	1.125%	9/22/21	GBP	4,700	6,101
	Cadent Finance plc	2.125%	9/22/28	GBP	20,208	26,710
	Cadent Finance plc	2.625%	9/22/38	GBP	100	134
	Cadent Finance plc	2.750%	9/22/46	GBP	950	1,275
	Cadent Finance plc	3.125%	3/21/40	GBP	200	285
	Centrica plc	4.250%	9/12/44	GBP	5,450	8,544
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,354
	Centrica plc	6.375%	3/10/22	GBP	1,850	2,686
	Centrica plc	7.000%	9/19/33	GBP	2,100	4,096
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	6,086
	Clarion Funding plc	2.625%	1/18/29	GBP	1,554	2,160
	Close Brothers Finance plc	3.875%	6/27/21	GBP	3,000	4,050
	CNH Industrial Finance Europe SA	1.375%	5/23/22	EUR	200	230
	CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	9,000	10,618
	CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	1,900	2,237
	CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	8,507
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	6,813
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,800	6,774
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,200	6,416
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,725
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,257
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	1,943
	Compass Group plc	2.000%	9/5/25	GBP	400	544
	Compass Group plc	2.000%	7/3/29	GBP	1,600	2,196
	Connect Plus M25 Issuer plc	2.607%	3/31/39	GBP	2,717	3,911
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	7,496
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	23,173
	CPUK Finance Ltd.	3.588%	8/28/25	GBP	3,000	4,188
	CPUK Finance Ltd.	3.690%	8/28/28	GBP	100	141
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,227
	Crh Finance UK plc	4.125%	12/2/29	GBP	5,700	8,768
1	CYBG plc	3.125%	6/22/25	GBP	4,800	6,116
1	CYBG plc	5.000%	2/9/26	GBP	800	1,043
	Diageo Finance plc	0.000%	11/17/20	EUR	700	783

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Diageo Finance plc	0.500%	6/19/24	EUR	854	974
	Diageo Finance plc	1.750%	9/23/24	EUR	200	241
	DS Smith plc	1.375%	7/26/24	EUR	400	460
	DS Smith plc	2.250%	9/16/22	EUR	100	117
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	857
14	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	885
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	793
	East Finance plc	5.486%	6/15/42	GBP	2,897	5,517
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,322
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,593
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	405
	easyJet plc	1.750%	2/9/23	EUR	800	929
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,717
	EMH Treasury plc	4.500%	1/29/44	GBP	394	700
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,401
	Eversholt Funding plc	3.529%	8/7/42	GBP	1,400	1,917
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,085
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	800
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,056
	Experian Finance plc	1.375%	6/25/26	EUR	400	473
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	9,180
	FCE Bank plc	0.869%	9/13/21	EUR	3,800	4,230
	FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,597
	FCE Bank plc	1.615%	5/11/23	EUR	400	446
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,682
	FCE Bank plc	2.727%	6/3/22	GBP	700	920
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,457	1,758
	Fidelity International Ltd.	7.125%	2/13/24	GBP	1,300	2,059
	Firstgroup plc	5.250%	11/29/22	GBP	15,714	22,148
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,086
	Firstgroup plc	8.750%	4/8/21	GBP	5,000	7,074
	Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,517
	Futures Treasury plc	3.375%	2/8/44	GBP	700	1,069
	G4S International Finance plc	1.500%	1/9/23	EUR	2,100	2,394
	G4S International Finance plc	1.500%	6/2/24	EUR	12,300	14,010
	G4S International Finance plc	1.875%	5/24/25	EUR	23,400	27,009
1	Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,535
	Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,300	6,037
	Gatwick Funding Ltd.	3.250%	2/26/48	GBP	400	574
1	Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,495
1	Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	934
1	Gatwick Funding Ltd.	6.125%	3/2/28	GBP	9,950	16,239
	Genfinance II plc	6.064%	12/21/39	GBP	5,900	11,637
	GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	500	589
	GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	17,868
	GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	417
	GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	13,017
	GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,900	5,835
	GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,360
	GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	1,096
	GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	13,641
	GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	355	713
	GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,486
	Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,800	2,080

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	601
	Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,406
	Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	3,000	5,415
	Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	733	1,222
	Greater Gabbard OFTO plc	4.137%	11/29/32	GBP	1,329	2,032
	Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,652
	Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,365	3,316
	Hammerson plc	2.000%	7/1/22	EUR	7,200	8,299
	Hammerson plc	3.500%	10/27/25	GBP	300	394
	Hammerson plc	6.000%	2/23/26	GBP	4,000	5,939
	Hammerson plc	7.250%	4/21/28	GBP	5,700	9,324
	Haven Funding plc	8.125%	9/30/37	GBP	1,129	2,346
1	HBOS plc	4.500%	3/18/30	EUR	3,500	4,558
	HBOS Sterling Finance Jersey LP	7.881%	12/31/49	GBP	1,000	1,998
1	Heathrow Funding Ltd.	1.500%	2/11/32	EUR	7,100	8,452
1	Heathrow Funding Ltd.	1.875%	5/23/24	EUR	400	468
	Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,200	1,468
	Heathrow Funding Ltd.	1.875%	3/14/34	EUR	5,500	6,680
	Heathrow Funding Ltd.	2.750%	8/9/49	GBP	950	1,305
	Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,532
	Heathrow Funding Ltd.	4.625%	10/31/46	GBP	500	917
	Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,224
	Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,700	25,902
	Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,726
	Heathrow Funding Ltd.	7.125%	2/14/24	GBP	10,320	16,287
	Hiscox Ltd.	2.000%	12/14/22	GBP	700	917
1	HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	434
	HSBC Bank plc	4.000%	1/15/21	EUR	9,500	11,123
	HSBC Bank plc	4.750%	3/24/46	GBP	100	168
1	HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,524
	HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,382
	HSBC Bank plc	6.250%	1/30/41	GBP	66	128
	HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,574
	HSBC Holdings plc	0.450%	9/24/21	JPY	500,000	4,661
	HSBC Holdings plc	0.875%	9/6/24	EUR	17,600	20,304
	HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	24,497
1	HSBC Holdings plc	1.500%	12/4/24	EUR	5,300	6,240
1	HSBC Holdings plc	2.175%	6/27/23	GBP	4,100	5,395
1	HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	7,931
	HSBC Holdings plc	2.625%	8/16/28	GBP	3,125	4,315
	HSBC Holdings plc	3.000%	6/30/25	EUR	26,500	33,435
1	HSBC Holdings plc	3.000%	7/22/28	GBP	20,500	28,435
1	HSBC Holdings plc	3.000%	5/29/30	GBP	3,800	5,241
	HSBC Holdings plc	3.196%	12/5/23	CAD	9,790	7,594
	HSBC Holdings plc	6.000%	3/29/40	GBP	13,250	23,900
	HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,744
	HSBC Holdings plc	7.000%	4/7/38	GBP	6,500	12,641
	Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	513
	Imperial Brands Finance plc	0.500%	7/27/21	EUR	500	561
	Imperial Brands Finance plc	1.375%	1/27/25	EUR	1,000	1,142
	Imperial Brands Finance plc	2.125%	2/12/27	EUR	15,500	17,989
	Imperial Brands Finance plc	2.250%	2/26/21	EUR	600	685
	Imperial Brands Finance plc	3.375%	2/26/26	EUR	600	752
	Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	18,734

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Incommunities Treasury plc	3.250%	3/21/49	GBP	1,300	2,018
	Informa plc	1.500%	7/5/23	EUR	1,300	1,507
	InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	4,872
	International Consolidated Airlines Group SA	1.500%	7/4/27	EUR	11,300	12,491
	Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,600	3,119
1	Intu SGS Finance plc	3.875%	3/17/28	GBP	2,700	3,204
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	2,231
1	Investec Bank plc	4.250%	7/24/28	GBP	1,000	1,320
	Investec Bank plc	9.625%	2/17/22	GBP	1,000	1,499
	Investec plc	4.500%	5/5/22	GBP	4,000	5,505
	Just Group plc	3.500%	2/7/25	GBP	2,000	2,430
	Karbon Homes Ltd.	3.375%	11/15/47	GBP	5,900	9,430
	Kennedy Wilson Europe Real Estate Ltd.	3.950%	6/30/22	GBP	3,000	4,010
	Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,325
	Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,092
	Land Securities Capital Markets plc	2.625%	9/22/37	GBP	9,200	12,619
	Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,878
	Leeds Building Society	0.500%	7/3/24	EUR	500	572
	Leeds Building Society	1.375%	5/5/22	EUR	22,195	25,576
	Leeds Building Society	2.625%	4/1/21	EUR	14,000	16,203
1	Leeds Building Society	3.750%	4/25/29	GBP	500	662
	Legal & General Finance plc	5.875%	12/11/31	GBP	4,000	7,420
1	Legal & General Group plc	5.125%	11/14/48	GBP	1,000	1,454
1	Legal & General Group plc	5.375%	10/27/45	GBP	3,400	4,962
1	Legal & General Group plc	5.500%	6/27/64	GBP	2,800	4,298
1	Legal & General Group plc	10.000%	7/23/41	GBP	2,700	3,986
	Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	29,318
	Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,234
1	Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	868
	Lloyds Bank plc	0.125%	6/18/26	EUR	10,000	11,214
	Lloyds Bank plc	0.250%	3/25/24	EUR	8,000	9,058
	Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,027
	Lloyds Bank plc	0.625%	3/26/25	EUR	500	578
	Lloyds Bank plc	6.500%	9/17/40	GBP	2,050	4,506
	Lloyds Bank plc	7.500%	4/15/24	GBP	10,170	16,627
	Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	13,551
	Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,800,000	16,514
1	Lloyds Banking Group plc	0.625%	1/15/24	EUR	2,800	3,150
	Lloyds Banking Group plc	0.650%	5/30/23	JPY	200,000	1,850
	Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	907
	Lloyds Banking Group plc	0.824%	5/30/25	JPY	1,600,000	14,853
	Lloyds Banking Group plc	3.500%	2/3/25	CAD	2,600	1,994
	Lloyds Banking Group plc	3.650%	3/20/23	AUD	1,800	1,291
	Lloyds Banking Group plc	4.000%	3/7/25	AUD	11,900	8,738
	Lloyds Banking Group plc	4.250%	11/22/27	AUD	4,960	3,730
	London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	2,000	2,733
	London & Quadrant Housing Trust Ltd.	2.625%	2/28/28	GBP	2,500	3,410
	London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,597
	London & Quadrant Housing Trust Ltd.	3.750%	10/27/49	GBP	3,800	6,018
	London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	835
	London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	2,400	4,513
	London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,401
	London Stock Exchange Group plc	1.750%	12/6/27	EUR	9,300	11,200
	Manchester Airport Group Funding plc	4.125%	4/2/24	GBP	2,000	2,901

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,410
	Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,872
	Marks & Spencer plc	3.250%	7/10/27	GBP	100	128
	Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,542
	Martlet Homes Ltd.	3.000%	5/9/52	GBP	3,300	4,736
	Metropolitan Funding plc	4.125%	4/5/48	GBP	2,000	3,208
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	361	535
	Mondi Finance plc	1.500%	4/15/24	EUR	11,550	13,491
	Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	9,028
	Motability Operations Group plc	1.625%	6/9/23	EUR	500	590
	Motability Operations Group plc	2.375%	3/14/32	GBP	800	1,105
	Motability Operations Group plc	2.375%	7/3/39	GBP	100	135
	Motability Operations Group plc	3.625%	3/10/36	GBP	500	795
	Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	11,906
	Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,447
	Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,643
	Myriad Capital plc	4.750%	12/20/43	GBP	500	928
	National Express Group plc	2.500%	11/11/23	GBP	5,000	6,664
	Nationwide Building Society	0.750%	10/26/22	EUR	6,000	6,884
	Nationwide Building Society	1.250%	3/3/25	EUR	500	591
1	Nationwide Building Society	2.000%	7/25/29	EUR	21,235	24,574
	Nationwide Building Society	2.250%	4/29/22	GBP	1,500	2,003
	Nationwide Building Society	3.000%	5/6/26	GBP	17,980	25,533
	Next plc	3.625%	5/18/28	GBP	7,000	9,615
	Next plc	5.375%	10/26/21	GBP	4,000	5,584
	Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	482
	Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,787
	Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,623
	Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,809
	Northumbrian Water Finance plc	1.625%	10/11/26	GBP	6,900	8,935
	Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	544
	Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,447
	Northumbrian Water Finance plc	5.625%	4/29/33	GBP	2,495	4,618
	Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	351
	Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	8,083
	Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	8,756
	Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,753
	Orbit Capital plc	3.500%	3/24/45	GBP	3,967	6,026
	Peabody Capital No. 2 plc	4.625%	12/12/53	GBP	150	283
	Peabody Capital plc	5.250%	3/17/43	GBP	5,650	10,804
	Pearson Funding Five plc	1.375%	5/6/25	EUR	600	695
	Penarian Housing Finance plc	3.212%	6/7/52	GBP	200	285
	Pension Insurance Corp. plc	5.625%	9/20/30	GBP	1,000	1,416
	Pension Insurance Corp. plc	6.500%	7/3/24	GBP	300	440
	Pension Insurance Corp. plc	8.000%	11/23/26	GBP	5,600	9,002
	Phoenix Group Holdings	4.125%	7/20/22	GBP	2,025	2,735
	Phoenix Group Holdings	4.375%	1/24/29	EUR	4,700	5,650
	Phoenix Group Holdings	6.625%	12/18/25	GBP	3,700	5,500
	Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	13,792
	Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,072
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,319
1	Prudential plc	5.560%	7/20/55	GBP	5,100	7,371
1	Prudential plc	5.625%	10/20/51	GBP	5,700	8,395
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,969

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Prudential plc	6.125%	12/19/31	GBP	9,000	15,742
1	Prudential plc	6.340%	12/19/63	GBP	4,300	6,717
	Quadgas Finance plc	3.375%	9/17/29	GBP	2,400	3,214
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,353
	Rentokil Initial plc	0.950%	11/22/24	EUR	5,100	5,845
	Rentokil Initial plc	3.250%	10/7/21	EUR	150	176
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	6,700	10,224
	Rolls-Royce plc	0.875%	5/9/24	EUR	17,900	20,342
	Rolls-Royce plc	1.625%	5/9/28	EUR	1,200	1,423
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,729
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,500	3,558
1	Royal Bank of Scotland Group plc	1.750%	3/2/26	EUR	25,000	29,295
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	1,000	1,159
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,700	18,777
1	Royal Bank of Scotland Group plc	2.875%	9/19/26	GBP	2,200	2,952
1	Royal Bank of Scotland Group plc	3.125%	3/28/27	GBP	6,000	8,168
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,902
	RSL Finance No. 1 plc	6.625%	3/31/38	GBP	995	1,910
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	8,181
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	11,105	12,774
1	Santander UK Group Holdings plc	2.920%	5/8/26	GBP	11,000	14,808
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	529
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,314
	Santander UK plc	1.125%	1/14/22	EUR	11,000	12,571
	Santander UK plc	1.125%	3/10/25	EUR	11,100	12,926
	Santander UK plc	3.875%	10/15/29	GBP	6,200	9,596
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	596	1,080
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	7,446
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,759
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,606
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	1,300	2,287
	Segro plc	2.875%	10/11/37	GBP	300	416
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,201
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,844
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,612
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,540	4,734
	Skipton Building Society	1.750%	6/30/22	GBP	1,630	2,116
	Sky Ltd.	1.500%	9/15/21	EUR	7,037	8,080
	Sky Ltd.	1.875%	11/24/23	EUR	5,500	6,583
	Sky Ltd.	2.250%	11/17/25	EUR	500	625
	Sky Ltd.	2.500%	9/15/26	EUR	26,700	34,120
	Sky Ltd.	2.875%	11/24/20	GBP	8,950	11,809
	Sky Ltd.	4.000%	11/26/29	GBP	4,800	7,511
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	12,849
	Society of Lloyd’s	4.750%	10/30/24	GBP	2,500	3,602
1	Society of Lloyd’s	4.875%	2/7/47	GBP	5,000	7,158
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,495
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	5,447
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	3,400	5,742
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	364
15	Southern Gas Networks plc	4.875%	12/21/20	GBP	5,000	6,740
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	903
	Southern Housing Group Ltd.	3.500%	10/19/47	GBP	1,500	2,314
16	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	395

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
16	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	7,850	10,678
16	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	225
16	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,369
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	545
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,121
	SSE plc	0.875%	9/6/25	EUR	1,600	1,828
	SSE plc	2.375%	2/10/22	EUR	100	118
1	SSE plc	3.625%	9/16/77	GBP	100	131
1	SSE plc	3.875%	12/29/49	GBP	5,500	7,156
	SSE plc	4.250%	9/14/21	GBP	1,500	2,054
	SSE plc	5.875%	9/22/22	GBP	400	586
	SSE plc	6.250%	8/27/38	GBP	2,600	5,093
	SSE plc	8.375%	11/20/28	GBP	5,030	9,820
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	416
1	Standard Chartered plc	0.750%	10/3/23	EUR	8,000	9,054
	Standard Chartered plc	1.625%	6/13/21	EUR	15,076	17,285
1	Standard Chartered plc	1.625%	10/3/27	EUR	700	837
	Standard Chartered plc	3.125%	11/19/24	EUR	500	626
	Student Finance plc	2.666%	9/30/24	GBP	1,500	1,949
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	500
	Swan Housing Capital plc	3.625%	3/5/48	GBP	4,264	6,385
	TC Dudgeon Ofto plc	3.158%	11/12/38	GBP	1,270	1,838
	Tesco plc	5.125%	4/10/47	EUR	3,800	6,070
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	9,323
	Thames Water Utilities Cayman Finance Ltd.	2.875%	12/12/24	CAD	1,175	871
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,860
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,600
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,858
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	2,845
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	6,176	11,583
1	Thames Water Utilities Cayman Finance Ltd.	5.750%	9/13/30	GBP	500	706
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	100	267
	Thames Water Utilities Finance plc	1.875%	1/24/24	GBP	1,500	1,970
	Thames Water Utilities Finance plc	5.125%	9/28/37	GBP	1,407	2,455
	Thames Water Utilities Finance plc	6.750%	11/16/28	GBP	3,590	6,401
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	9,420
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	760
	TP ICAP plc	5.250%	1/26/24	GBP	320	447
	TP ICAP plc	5.250%	5/29/26	GBP	1,000	1,378
1	TSB Banking Group plc	5.750%	5/6/26	GBP	1,700	2,233
	Unilever NV	0.500%	2/3/22	EUR	200	227
	Unilever NV	0.500%	1/6/25	EUR	100	115
	Unilever NV	1.000%	6/3/23	EUR	100	116
	Unilever plc	1.125%	2/3/22	GBP	1,200	1,565
	Unilever plc	1.500%	6/11/39	EUR	5,200	6,404
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,600	2,213
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,632
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	3,000	4,007
	United Utilities Water Finance plc	2.625%	2/12/31	GBP	900	1,285
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	11,667
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,402
	University of Cambridge	2.350%	6/27/78	GBP	1,850	2,930
	University of Cambridge	3.750%	10/17/52	GBP	900	1,825
	University of Liverpool	3.375%	6/25/55	GBP	300	545

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	University of Oxford	2.544%	12/8/17	GBP	7,000	11,001
	University of Southampton	2.250%	4/11/57	GBP	100	133
1	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	12,166	15,576
	Vodafone Group plc	0.500%	1/30/24	EUR	100	113
	Vodafone Group plc	0.875%	11/17/20	EUR	10,900	12,287
	Vodafone Group plc	0.900%	11/24/26	EUR	4,750	5,463
	Vodafone Group plc	1.125%	11/20/25	EUR	9,000	10,525
	Vodafone Group plc	1.250%	8/25/21	EUR	9,100	10,395
	Vodafone Group plc	1.500%	7/24/27	EUR	2,200	2,637
	Vodafone Group plc	1.600%	7/29/31	EUR	11,300	13,294
	Vodafone Group plc	1.625%	11/24/30	EUR	10,000	11,866
	Vodafone Group plc	1.750%	8/25/23	EUR	9,100	10,796
	Vodafone Group plc	1.875%	9/11/25	EUR	20,000	24,297
	Vodafone Group plc	1.875%	11/20/29	EUR	7,900	9,680
	Vodafone Group plc	2.200%	8/25/26	EUR	300	374
	Vodafone Group plc	2.500%	5/24/39	EUR	4,500	5,565
	Vodafone Group plc	2.875%	11/20/37	EUR	200	264
	Vodafone Group plc	3.000%	8/12/56	GBP	5,800	7,337
	Vodafone Group plc	3.250%	12/13/22	AUD	1,000	720
	Vodafone Group plc	3.375%	8/8/49	GBP	2,900	3,936
	Vodafone Group plc	4.200%	12/13/27	AUD	9,350	7,123
	Vodafone Group plc	4.650%	1/20/22	EUR	100	123
	Vodafone Group plc	5.625%	12/4/25	GBP	1,200	1,926
	Vodafone Group plc	5.900%	11/26/32	GBP	3,000	5,534
	Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	1,500	2,220
	Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,959
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	4,931
	Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	685
	Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	6,744
	Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,365
	Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,334
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	3,645
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,685
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	1,750	3,467
	Western Power Distribution South West plc	5.875%	3/25/27	GBP	1,000	1,661
	Western Power Distribution West Midlands plc	3.875%	10/17/24	GBP	3,700	5,313
	Western Power Distribution West Midlands plc	5.750%	4/16/32	GBP	5,600	10,111
	Wheatley Group Capital plc	4.375%	11/28/44	GBP	4,500	7,561
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,836
	Wm Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,936
	Wm Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,171
	Wm Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,550	8,732
	WM Treasury 2 plc	3.250%	10/20/48	GBP	1,500	2,274
	Wods Transmission plc	3.446%	8/24/34	GBP	573	838
	WPP Finance 2013	2.875%	9/14/46	GBP	500	598
	WPP Finance 2016	1.375%	3/20/25	EUR	17,200	20,020
	WPP Finance Deutschland GmbH	1.625%	3/23/30	EUR	100	119
	WPP Finance SA	2.250%	9/22/26	EUR	300	371
	Yorkshire Building Society	0.875%	3/20/23	EUR	200	227
	Yorkshire Building Society	1.250%	3/17/22	EUR	9,403	10,772

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Yorkshire Building Society	3.500%	4/21/26	GBP	1,100	1,552
	Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	376
	Yorkshire Water Finance plc	2.750%	4/18/41	GBP	100	142
	Yorkshire Water Services Finance Ltd.	3.625%	8/1/29	GBP	6,400	9,613
1	Yorkshire Water Services Finance Ltd.	3.750%	3/22/46	GBP	1,000	1,345
	Yorkshire Water Services Finance Ltd.	5.500%	5/28/37	GBP	300	591
	Yorkshire Water Services Finance Ltd.	6.375%	8/19/39	GBP	5,377	11,789
						2,915,702
Sovereign Bonds (4.9%)
1	Affordable Housing Finance plc	2.893%	8/11/45	GBP	2,673	4,457
	Affordable Housing Finance plc	3.800%	5/20/42	GBP	5,000	9,380
	LCR Finance plc	4.500%	12/7/28	GBP	7,500	12,748
	LCR Finance plc	4.500%	12/7/38	GBP	1,600	3,198
	LCR Finance plc	5.100%	3/7/51	GBP	6,700	16,708
	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	543
	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,699
	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	15,688
	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	7,555
	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	8,273
	NIE Finance plc	2.500%	10/27/25	GBP	800	1,087
	PRS Finance plc	1.750%	11/24/26	GBP	7,650	10,410
	Transport for London	2.125%	4/24/25	GBP	5,000	6,838
	Transport for London	2.250%	8/9/22	GBP	900	1,210
	Transport for London	3.625%	5/15/45	GBP	4,900	8,370
	Transport for London	3.875%	7/23/42	GBP	800	1,394
	Transport for London	4.000%	4/7/64	GBP	4,550	9,514
	United Kingdom	0.500%	7/22/22	GBP	286,391	371,765
	United Kingdom	0.625%	6/7/25	GBP	29,281	38,312
	United Kingdom	0.750%	7/22/23	GBP	224,150	293,822
	United Kingdom	0.875%	10/22/29	GBP	70,000	92,899
	United Kingdom	1.250%	7/22/27	GBP	179,500	246,620
	United Kingdom	1.500%	1/22/21	GBP	143,000	187,209
	United Kingdom	1.500%	7/22/47	GBP	181,800	256,572
	United Kingdom	1.625%	10/22/28	GBP	105,800	150,160
	United Kingdom	1.625%	10/22/54	GBP	118,542	176,878
	United Kingdom	1.625%	10/22/71	GBP	105,659	171,242
	United Kingdom	1.750%	9/7/22	GBP	112,220	150,801
	United Kingdom	1.750%	9/7/37	GBP	259,300	375,836
	United Kingdom	1.750%	7/22/57	GBP	36,791	58,121
	United Kingdom	2.250%	9/7/23	GBP	20,000	27,719
	United Kingdom	3.250%	1/22/44	GBP	220,300	414,441
	United Kingdom	3.500%	1/22/45	GBP	99,920	197,173
	United Kingdom	3.500%	7/22/68	GBP	48,464	122,129
	United Kingdom	3.750%	9/7/20	GBP	22,027	29,283
	United Kingdom	3.750%	9/7/21	GBP	53,100	72,896
	United Kingdom	3.750%	7/22/52	GBP	93,100	209,118
	United Kingdom	4.000%	1/22/60	GBP	125,600	320,374
	United Kingdom	4.250%	12/7/27	GBP	88,000	148,571
	United Kingdom	4.250%	6/7/32	GBP	89,541	164,821
	United Kingdom	4.250%	3/7/36	GBP	127,000	247,234
	United Kingdom	4.250%	9/7/39	GBP	90,796	185,717
	United Kingdom	4.250%	12/7/40	GBP	66,445	137,985
	United Kingdom	4.250%	12/7/46	GBP	65,600	147,207
	United Kingdom	4.250%	12/7/49	GBP	72,600	169,406

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Kingdom	4.250%	12/7/55	GBP	89,100	225,100
United Kingdom	4.500%	9/7/34	GBP	104,225	203,623
United Kingdom	4.500%	12/7/42	GBP	95,100	209,163
United Kingdom	4.750%	12/7/30	GBP	14,410	26,917
United Kingdom	4.750%	12/7/38	GBP	16,708	35,801
United Kingdom	5.000%	3/7/25	GBP	141,707	228,188
United Kingdom	8.000%	6/7/21	GBP	26,000	37,684
United Kingdom Gilt	1.000%	4/22/24	GBP	250,532	332,754
United Kingdom Gilt	1.750%	1/22/49	GBP	33,000	49,391
United Kingdom Gilt	2.500%	7/22/65	GBP	92,200	183,719
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,926
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,453
					6,825,102
Total United Kingdom (Cost $9,657,046)					10,197,062
United States (3.1%)
Corporate Bonds (3.1%)
3M Co.	0.375%	2/15/22	EUR	17,000	19,172
3M Co.	0.950%	5/15/23	EUR	2,000	2,315
3M Co.	1.500%	11/9/26	EUR	300	366
3M Co.	1.750%	5/15/30	EUR	1,617	2,050
3M Co.	1.875%	11/15/21	EUR	400	465
Abbott Ireland Financing DAC	0.875%	9/27/23	EUR	100	115
Abbott Ireland Financing DAC	1.500%	9/27/26	EUR	17,500	20,977
AbbVie Inc.	0.750%	11/18/27	EUR	5,000	5,559
AbbVie Inc.	1.375%	5/17/24	EUR	12,000	14,017
AbbVie Inc.	2.125%	11/17/28	EUR	19,900	24,784
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,899
Albemarle Corp.	1.875%	12/8/21	EUR	100	116
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,394
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,614
Allergan Funding SCS	1.500%	11/15/23	EUR	1,200	1,410
Allergan Funding SCS	2.125%	6/1/29	EUR	8,400	10,337
Allergan Funding SCS	2.625%	11/15/28	EUR	2,000	2,563
Altria Group Inc.	1.000%	2/15/23	EUR	2,400	2,710
Altria Group Inc.	1.700%	6/15/25	EUR	3,100	3,554
Altria Group Inc.	2.200%	6/15/27	EUR	12,550	14,723
Altria Group Inc.	3.125%	6/15/31	EUR	19,100	23,480
American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	30,213
American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	19,506
American International Group Inc.	1.500%	6/8/23	EUR	500	581
American International Group Inc.	1.875%	6/21/27	EUR	5,300	6,390
American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,932
American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,947
American Tower Corp.	1.950%	5/22/26	EUR	14,400	17,367
Amgen Inc.	1.250%	2/25/22	EUR	18,360	21,019
Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,203
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,872
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,144
Aon plc	2.875%	5/14/26	EUR	3,400	4,307
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,973
Apple Inc.	0.875%	5/24/25	EUR	12,000	14,067
Apple Inc.	1.000%	11/10/22	EUR	14,050	16,238
Apple Inc.	1.375%	1/17/24	EUR	10,100	11,978

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Apple Inc.	1.375%	5/24/29	EUR	8,900	11,044
	Apple Inc.	1.625%	11/10/26	EUR	4,139	5,146
	Apple Inc.	2.000%	9/17/27	EUR	7,080	9,097
	Apple Inc.	2.513%	8/19/24	CAD	24,220	18,684
	Apple Inc.	3.050%	7/31/29	GBP	9,500	14,239
	Apple Inc.	3.350%	1/10/24	AUD	750	554
	Apple Inc.	3.600%	6/10/26	AUD	1,890	1,443
	Apple Inc.	3.600%	7/31/42	GBP	7,000	11,921
	Apple Inc.	3.700%	8/28/22	AUD	7,250	5,312
	Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	18,207
	Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	11,885
	AT&T Inc.	0.800%	3/4/30	EUR	4,000	4,424
	AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,417
	AT&T Inc.	1.300%	9/5/23	EUR	15,314	17,789
	AT&T Inc.	1.375%	12/4/24	CHF	500	538
	AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,600
	AT&T Inc.	1.800%	9/14/39	EUR	8,000	8,714
	AT&T Inc.	1.875%	12/4/20	EUR	400	454
	AT&T Inc.	1.950%	9/15/23	EUR	800	950
	AT&T Inc.	2.350%	9/5/29	EUR	15,300	19,562
	AT&T Inc.	2.400%	3/15/24	EUR	9,000	10,932
	AT&T Inc.	2.450%	3/15/35	EUR	5,100	6,307
	AT&T Inc.	2.500%	3/15/23	EUR	2,100	2,515
	AT&T Inc.	2.650%	12/17/21	EUR	200	234
	AT&T Inc.	2.750%	5/19/23	EUR	9,848	11,978
	AT&T Inc.	2.900%	12/4/26	GBP	3,200	4,415
	AT&T Inc.	3.150%	9/4/36	EUR	6,400	8,568
	AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,845
	AT&T Inc.	3.450%	9/19/23	AUD	900	654
	AT&T Inc.	3.500%	12/17/25	EUR	4,800	6,351
	AT&T Inc.	3.550%	12/17/32	EUR	9,962	14,098
	AT&T Inc.	3.825%	11/25/20	CAD	11,750	9,063
	AT&T Inc.	4.000%	11/25/25	CAD	14,225	11,409
	AT&T Inc.	4.100%	1/19/26	AUD	650	493
	AT&T Inc.	4.250%	6/1/43	GBP	5,267	8,114
	AT&T Inc.	4.375%	9/14/29	GBP	5,488	8,360
	AT&T Inc.	4.600%	9/19/28	AUD	6,370	5,031
	AT&T Inc.	4.850%	5/25/47	CAD	3,930	3,150
	AT&T Inc.	4.875%	6/1/44	GBP	450	750
	AT&T Inc.	5.100%	11/25/48	CAD	3,500	2,912
	AT&T Inc.	5.200%	11/18/33	GBP	10,000	16,677
	AT&T Inc.	7.000%	4/30/40	GBP	7,150	14,691
1	Bank of America Corp.	0.736%	2/7/22	EUR	100	113
	Bank of America Corp.	0.750%	7/26/23	EUR	19,700	22,518
1	Bank of America Corp.	0.808%	5/9/26	EUR	10,000	11,412
	Bank of America Corp.	1.375%	9/10/21	EUR	10,000	11,467
	Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,562
1	Bank of America Corp.	1.379%	2/7/25	EUR	5,600	6,559
	Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,835
1	Bank of America Corp.	1.776%	5/4/27	EUR	12,100	14,597
	Bank of America Corp.	2.300%	7/25/25	GBP	4,000	5,393
	Bank of America Corp.	2.375%	6/19/24	EUR	7,000	8,612
1	Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,700
1	Bank of America Corp.	2.932%	4/25/25	CAD	4,698	3,590

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Bank of America Corp.	3.301%	4/24/24	CAD	9,525	7,427
1	Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,604
	Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,431
	Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,522
	Bank of America Corp.	6.125%	9/15/21	GBP	7,400	10,458
	Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,219
	Baxter International Inc.	1.300%	5/15/29	EUR	7,300	8,426
	Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,830	8,933
	Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	14,145
	Becton Dickinson Euro Finance Sarl	0.174%	6/4/21	EUR	9,000	10,064
	Becton Dickinson Euro Finance Sarl	0.632%	6/4/23	EUR	10,000	11,259
	Becton Dickinson Euro Finance Sarl	1.208%	6/4/26	EUR	8,000	9,162
	Berkshire Hathaway Finance Corp.	2.375%	6/19/39	GBP	7,000	9,621
	Berkshire Hathaway Finance Corp.	2.625%	6/19/59	GBP	3,600	5,267
	Berkshire Hathaway Inc.	0.170%	9/13/24	JPY	1,500,000	13,877
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	2,500,000	23,145
	Berkshire Hathaway Inc.	0.440%	9/13/29	JPY	3,000,000	27,774
	Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,140
	Berkshire Hathaway Inc.	1.108%	9/13/49	JPY	800,000	7,314
	Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	8,802	10,412
	Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,158
	Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	6,000	7,566
	Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	16,300	20,818
	BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,783
	Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	1,028
	Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	122
	Booking Holdings Inc.	0.800%	3/10/22	EUR	9,398	10,689
	Booking Holdings Inc.	1.800%	3/3/27	EUR	10,138	12,521
	Booking Holdings Inc.	2.375%	9/23/24	EUR	4,000	4,940
	BorgWarner Inc.	1.800%	11/7/22	EUR	100	117
	Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,899
	Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	5,130
	Brookfield Property Finance ULC	4.346%	7/3/23	CAD	2,000	1,575
	Brown-Forman Corp.	1.200%	7/7/26	EUR	2,560	3,004
	Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	13,153
	Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,570	19,161
	Carnival Corp.	1.625%	2/22/21	EUR	9,000	10,262
	Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,518
	Carnival plc	1.000%	10/28/29	EUR	3,000	3,345
	Celanese US Holdings LLC	2.125%	3/1/27	EUR	7,900	9,301
	Chubb INA Holdings Inc.	0.875%	6/15/27	EUR	2,400	2,760
	Chubb INA Holdings Inc.	1.400%	6/15/31	EUR	4,800	5,675
	Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	3,962	4,775
	Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	12,574	16,944
	Citigroup Inc.	0.750%	10/26/23	EUR	500	572
	Citigroup Inc.	1.250%	4/10/29	EUR	3,000	3,519
	Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,482
1	Citigroup Inc.	1.500%	7/24/26	EUR	20,000	23,629
	Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,205
	Citigroup Inc.	1.625%	3/21/28	EUR	3,000	3,638
	Citigroup Inc.	1.750%	1/28/25	EUR	600	721
	Citigroup Inc.	1.750%	10/23/26	GBP	5,100	6,621
	Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,717
	Citigroup Inc.	2.375%	5/22/24	EUR	2,000	2,457

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Citigroup Inc.	2.400%	10/31/25	JPY	660,000	6,729
Citigroup Inc.	2.750%	1/24/24	GBP	11,500	15,612
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,860
Citigroup Inc.	4.090%	6/9/25	CAD	3,100	2,478
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,572
Citigroup Inc.	6.800%	6/25/38	GBP	400	868
Citigroup Inc.	7.375%	9/1/39	GBP	600	1,381
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,195
Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,633
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,304
Coca-Cola Co.	0.750%	9/22/26	EUR	10,000	11,686
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,158
Coca-Cola Co.	1.125%	3/9/27	EUR	3,100	3,699
Coca-Cola Co.	1.250%	3/8/31	EUR	15,100	18,451
Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	7,220
Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,706
Coca-Cola Co.	3.250%	6/11/24	AUD	1,670	1,240
Colgate-Palmolive Co.	0.500%	3/6/26	EUR	1,900	2,179
Colgate-Palmolive Co.	1.375%	3/6/34	EUR	2,600	3,195
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,963
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	16,004
DH Europe Finance II Sarl	0.200%	3/18/26	EUR	7,300	8,060
DH Europe Finance II Sarl	0.450%	3/18/28	EUR	3,300	3,646
DH Europe Finance II Sarl	0.750%	9/18/31	EUR	7,500	8,196
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	6,000	6,500
DH Europe Finance II Sarl	1.350%	9/18/39	EUR	4,800	5,200
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,130
Digital Euro Finco LLC	2.500%	1/16/26	EUR	19,300	23,495
Digital Euro Finco LLC	2.625%	4/15/24	EUR	5,100	6,192
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,000	4,179
Digital Stout Holding LLC	3.750%	10/17/30	GBP	4,000	5,787
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,906
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,447
Discovery Communications LLC	1.900%	3/19/27	EUR	13,742	16,207
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,173
Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,856
Dover Corp.	1.250%	11/9/26	EUR	19,700	22,904
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,482
DXC Technology Co.	1.750%	1/15/26	EUR	10,700	12,081
DXC Technology Co.	2.750%	1/15/25	GBP	10,000	13,059
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,678
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	6,896
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,789
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	15,829
Eli Lilly & Co.	1.700%	11/1/49	EUR	6,200	6,928
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	10,460
Emerson Electric Co.	0.375%	5/22/24	EUR	2,050	2,309
Emerson Electric Co.	1.250%	10/15/25	EUR	2,000	2,352
Emerson Electric Co.	2.000%	10/15/29	EUR	2,000	2,495
Equinix Inc.	2.875%	2/1/26	EUR	12,350	14,318
Euronet Worldwide Inc.	1.375%	5/22/26	EUR	6,300	7,007
Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,702
FedEx Corp.	1.000%	1/11/23	EUR	700	800
FedEx Corp.	1.300%	8/5/31	EUR	2,300	2,564

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
FedEx Corp.	1.625%	1/11/27	EUR	7,000	8,275
Fidelity National Information Services Inc.	0.125%	5/21/21	EUR	1,040	1,163
Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,662	7,468
Fidelity National Information Services Inc.	0.750%	5/21/23	EUR	5,215	5,932
Fidelity National Information Services Inc.	1.500%	5/21/27	EUR	12,025	14,239
Fidelity National Information Services Inc.	2.000%	5/21/30	EUR	3,320	4,085
Fidelity National Information Services Inc.	2.602%	5/21/25	GBP	2,867	3,901
Fidelity National Information Services Inc.	2.950%	5/21/39	EUR	6,420	8,605
Fidelity National Information Services Inc.	3.360%	5/21/31	GBP	2,261	3,245
Fiserv Inc.	0.375%	7/1/23	EUR	1,000	1,123
Fiserv Inc.	1.125%	7/1/27	EUR	900	1,039
Fiserv Inc.	1.625%	7/1/30	EUR	1,900	2,252
Fiserv Inc.	2.250%	7/1/25	GBP	2,100	2,806
Fiserv Inc.	3.000%	7/1/31	GBP	5,200	7,222
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,169
Fluor Corp.	1.750%	3/21/23	EUR	7,450	7,890
Ford Credit Canada Co.	2.710%	2/23/22	CAD	7,980	5,983
Ford Credit Canada Co.	3.742%	5/8/23	CAD	9,935	7,474
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,772
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,133
Ford Motor Credit Co. LLC	1.514%	2/17/23	EUR	4,400	4,893
Ford Motor Credit Co. LLC	2.386%	2/17/26	EUR	39,108	43,912
Ford Motor Credit Co. LLC	4.535%	3/6/25	GBP	6,536	8,912
GE Capital Australia Funding Pty Ltd.	5.500%	8/8/22	AUD	500	373
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,252
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,246
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	17,050	20,288
GE Capital European Funding Unlimited Co.	4.350%	11/3/21	EUR	100	120
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	2,900	4,024
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	3,500	5,914
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	6,561	9,149
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	3,830	5,168
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	4,538	7,442
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,224
GE Capital UK Funding Unlimited Co.	8.000%	1/14/39	GBP	1,000	1,993
General Electric Co.	0.375%	5/17/22	EUR	7,200	8,014
General Electric Co.	0.875%	5/17/25	EUR	13,050	14,541
General Electric Co.	1.250%	5/26/23	EUR	4,000	4,553
General Electric Co.	1.500%	5/17/29	EUR	6,100	6,906
General Electric Co.	2.125%	5/17/37	EUR	5,400	6,111
General Electric Co.	4.125%	9/19/35	EUR	5,300	7,411
General Electric Co.	4.875%	9/18/37	GBP	7,236	10,140
General Electric Co.	5.500%	6/7/21	GBP	3,100	4,238
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,055
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,346
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,135
General Motors Financial Co. Inc.	2.200%	4/1/24	EUR	23,546	27,481
General Motors Financial Co. Inc.	2.250%	9/6/24	GBP	900	1,165
General Motors Financial Co. Inc.	3.850%	2/21/23	AUD	3,450	2,483
General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	7,000	5,283
Goldman Sachs Group Inc.	0.550%	9/9/21	CHF	6,150	6,316
Goldman Sachs Group Inc.	1.000%	5/24/21	JPY	445,000	4,156
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	32,540	37,694
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,900	12,627

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	23,800	27,609
	Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	19,713	23,520
	Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	17,266	20,564
	Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	7,100	8,712
	Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,200	12,559
	Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	11,102
1	Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,737
	Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,428
	Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	7,000	9,810
	Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,800	29,234
1	Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	790	615
	Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	18,000	26,457
	Goldman Sachs Group Inc.	4.700%	9/8/21	AUD	1,300	946
	Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,334
	Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	1,500	2,096
	Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	11,973
	Goldman Sachs Group Inc.	7.125%	8/7/25	GBP	3,734	6,226
	Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,266
	Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	9,854
	Honeywell International Inc.	1.300%	2/22/23	EUR	8,300	9,646
	Honeywell International Inc.	2.250%	2/22/28	EUR	5,690	7,378
	Illinois Tool Works Inc.	0.250%	12/5/24	EUR	4,400	4,942
	Illinois Tool Works Inc.	0.625%	12/5/27	EUR	5,500	6,267
	Illinois Tool Works Inc.	1.000%	6/5/31	EUR	6,200	7,213
	Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,608
	Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	9,198
	Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	15,177
	Intel Corp.	4.000%	12/1/22	AUD	7,070	5,229
	International Business Machines Corp.	0.375%	1/31/23	EUR	9,700	10,964
	International Business Machines Corp.	0.500%	9/7/21	EUR	4,000	4,515
	International Business Machines Corp.	0.875%	1/31/25	EUR	3,000	3,485
	International Business Machines Corp.	0.950%	5/23/25	EUR	18,400	21,465
	International Business Machines Corp.	1.250%	1/29/27	EUR	8,600	10,282
	International Business Machines Corp.	1.750%	1/31/31	EUR	9,400	11,786
	International Business Machines Corp.	1.875%	11/6/20	EUR	500	569
	International Business Machines Corp.	2.625%	8/5/22	GBP	500	676
	International Business Machines Corp.	2.750%	12/21/20	GBP	4,000	5,279
	International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,332
	International Flavors & Fragrances Inc.	0.500%	9/25/21	EUR	1,800	2,023
	International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,397
	International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	6,000	7,092
	John Deere Canada Funding Inc.	1.850%	3/24/21	CAD	5,000	3,782
	John Deere Canada Funding Inc.	2.630%	9/21/22	CAD	9,800	7,526
	John Deere Cash Management SA	0.500%	9/15/23	EUR	2,200	2,504
	John Deere Cash Management SA	1.650%	6/13/39	EUR	800	974
	Johnson & Johnson	0.250%	1/20/22	EUR	2,700	3,045
	Johnson & Johnson	0.650%	5/20/24	EUR	10,200	11,736
	Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,440
	Johnson & Johnson	1.650%	5/20/35	EUR	150	192
	Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,682
	Johnson Controls International plc	1.000%	9/15/23	EUR	3,001	3,438
	Johnson Controls International plc	1.375%	2/25/25	EUR	15,965	18,496
	JPMorgan Chase & Co.	0.500%	12/4/23	CHF	42,600	44,471
	JPMorgan Chase & Co.	0.625%	1/25/24	EUR	2,600	2,965

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	JPMorgan Chase & Co.	1.090%	3/11/27	EUR	47,300	54,844
	JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,144
	JPMorgan Chase & Co.	1.500%	1/27/25	EUR	8,000	9,537
	JPMorgan Chase & Co.	1.500%	10/29/26	EUR	5,308	6,426
1	JPMorgan Chase & Co.	1.638%	5/18/28	EUR	7,000	8,436
	JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,643
	JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,325
	JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	208
	JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	7,408
	Kellogg Co.	1.250%	3/10/25	EUR	5,100	5,982
	Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,400	8,541
	Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	8,932
2	KKR Group Finance Co. V LLC	1.625%	5/22/29	EUR	3,000	3,516
	Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	11,600	13,403
	Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,864
	Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	17,521
	LYB International Finance II BV	0.875%	9/17/26	EUR	9,000	10,004
	LYB International Finance II BV	1.625%	9/17/31	EUR	7,300	8,339
	LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	17,924
	ManpowerGroup Inc.	1.750%	6/22/26	EUR	350	418
	ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	117
	Mastercard Inc.	1.100%	12/1/22	EUR	12,850	14,811
	Mastercard Inc.	2.100%	12/1/27	EUR	8,140	10,461
	McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	14,393
	McDonald’s Corp.	0.900%	6/15/26	EUR	100	116
	McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,117
	McDonald’s Corp.	1.125%	5/26/22	EUR	200	230
	McDonald’s Corp.	1.500%	11/28/29	EUR	1,700	2,071
	McDonald’s Corp.	1.750%	5/3/28	EUR	16,300	20,350
	McDonald’s Corp.	1.875%	5/26/27	EUR	100	125
	McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,798
	McDonald’s Corp.	2.375%	11/27/24	EUR	100	124
	McDonald’s Corp.	2.625%	6/11/29	EUR	100	132
	McDonald’s Corp.	3.000%	3/8/24	AUD	21,700	15,709
	McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	7,837
	McDonald’s Corp.	4.125%	6/11/54	GBP	1,400	2,469
	McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,788
	McKesson Corp.	1.500%	11/17/25	EUR	12,600	14,604
	McKesson Corp.	1.625%	10/30/26	EUR	200	235
	McKesson Corp.	3.125%	2/17/29	GBP	9,000	12,191
	Medtronic Global Holdings SCA	0.000%	3/7/21	EUR	7,500	8,382
	Medtronic Global Holdings SCA	0.250%	7/2/25	EUR	2,900	3,254
	Medtronic Global Holdings SCA	0.375%	3/7/23	EUR	3,700	4,180
	Medtronic Global Holdings SCA	1.000%	7/2/31	EUR	2,800	3,228
	Medtronic Global Holdings SCA	1.125%	3/7/27	EUR	3,100	3,661
	Medtronic Global Holdings SCA	1.500%	7/2/39	EUR	5,000	5,772
	Medtronic Global Holdings SCA	1.625%	3/7/31	EUR	18,100	22,342
	Medtronic Global Holdings SCA	1.750%	7/2/49	EUR	8,100	9,097
	Medtronic Global Holdings SCA	2.250%	3/7/39	EUR	3,100	4,050
	Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,364
	Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,672
	Merck & Co. Inc.	1.375%	11/2/36	EUR	2,400	2,950
	Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	4,122
	Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	7,448

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	MetLife Inc.	0.769%	5/23/29	JPY	1,400,000	13,214
	MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,650
	Metropolitan Life Global Funding I	0.375%	4/9/24	EUR	7,000	7,890
	Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,378
	Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,168
	Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	302
	Metropolitan Life Global Funding I	1.625%	6/9/22	GBP	3,000	3,923
	Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	719
	Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,902
	Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	2,700	2,063
	Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,448
	Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,794
	Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,828
	Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,370
	Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	17,663
	Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,809
	Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,182
	Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,454
	Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,790
	Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	14,247
	Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,528
	Mondelez International Inc.	3.250%	3/7/25	CAD	3,216	2,509
	Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,638
1	Morgan Stanley	0.637%	7/26/24	EUR	16,700	18,928
	Morgan Stanley	1.000%	12/2/22	EUR	29,290	33,595
1	Morgan Stanley	1.342%	10/23/26	EUR	13,500	15,828
	Morgan Stanley	1.375%	10/27/26	EUR	17,311	20,462
	Morgan Stanley	1.750%	3/11/24	EUR	11,150	13,274
	Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,727
	Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,546
	Morgan Stanley	1.875%	4/27/27	EUR	15,954	19,582
	Morgan Stanley	2.375%	3/31/21	EUR	7,200	8,313
	Morgan Stanley	2.625%	3/9/27	GBP	9,638	13,286
	Morgan Stanley	3.000%	2/7/24	CAD	9,990	7,719
	Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,323
	Mylan NV	1.250%	11/23/20	EUR	12,000	13,525
	Mylan NV	3.125%	11/22/28	EUR	1,180	1,491
	Nasdaq Inc.	1.750%	3/28/29	EUR	2,300	2,766
	Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,184
	National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	12,245
	National Grid North America Inc.	0.750%	8/8/23	EUR	500	570
	National Grid North America Inc.	1.000%	7/12/24	EUR	500	576
	New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,102
	Omnicom Finance Holdings plc	0.800%	7/8/27	EUR	3,800	4,278
	Omnicom Finance Holdings plc	1.400%	7/8/31	EUR	4,500	5,204
	Oracle Corp.	2.250%	1/10/21	EUR	575	660
	Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,306
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,176
	Parker-Hannifin Corp.	1.125%	3/1/25	EUR	10,000	11,521
	PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	6,859	7,933
	PepsiCo Inc.	0.750%	3/18/27	EUR	2,000	2,329
	PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	4,228
	PepsiCo Inc.	0.875%	10/16/39	EUR	4,900	5,390
	PepsiCo Inc.	1.125%	3/18/31	EUR	1,900	2,280

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
PepsiCo Inc.	1.750%	4/28/21	EUR	3,100	3,542
PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,431
PepsiCo Inc.	2.500%	11/1/22	GBP	500	678
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,324
Pfizer Inc.	0.250%	3/6/22	EUR	12,700	14,301
Pfizer Inc.	1.000%	3/6/27	EUR	3,400	4,001
Pfizer Inc.	2.735%	6/15/43	GBP	6,841	9,930
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,129
Philip Morris International Inc.	0.800%	8/1/31	EUR	9,300	9,878
Philip Morris International Inc.	1.450%	8/1/39	EUR	6,200	6,532
Philip Morris International Inc.	1.875%	11/6/37	EUR	5,400	6,301
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	9,673
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,917
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,279
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,362
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,843
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,989
PPG Industries Inc.	1.400%	3/13/27	EUR	300	352
Praxair Inc.	1.200%	2/12/24	EUR	4,000	4,691
Praxair Inc.	1.625%	12/1/25	EUR	20,550	24,968
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,435
Procter & Gamble Co.	0.625%	10/30/24	EUR	4,100	4,718
Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	13,602
Procter & Gamble Co.	1.200%	10/30/28	EUR	4,700	5,707
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	8,522
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,915
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	17,224
Procter & Gamble Co.	1.875%	10/30/38	EUR	2,400	3,265
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,664
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	2,050
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,250	2,629
Prologis Euro Finance LLC	0.250%	9/10/27	EUR	10,000	10,953
Prologis Euro Finance LLC	0.625%	9/10/31	EUR	6,050	6,598
Prologis Euro Finance LLC	1.500%	9/10/49	EUR	2,600	2,692
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	4,060	5,057
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	603
Prologis LP	1.375%	5/13/21	EUR	8,400	9,538
Prologis LP	2.250%	6/30/29	GBP	4,318	5,893
Prologis LP	3.000%	6/2/26	EUR	1,600	2,085
Prologis LP	3.375%	2/20/24	EUR	1,500	1,895
Schlumberger Finance France SAS	1.000%	2/18/26	EUR	3,400	3,995
Southern Power Co.	1.000%	6/20/22	EUR	25,600	29,240
Southern Power Co.	1.850%	6/20/26	EUR	10,200	12,491
Stryker Corp.	1.125%	11/30/23	EUR	2,300	2,675
Stryker Corp.	2.125%	11/30/27	EUR	1,900	2,415
Stryker Corp.	2.625%	11/30/30	EUR	2,100	2,810
Sysco Canada Inc.	3.650%	4/25/25	CAD	2,560	2,031
Thermo Fisher Scientific Inc.	0.125%	3/1/25	EUR	6,400	7,093
Thermo Fisher Scientific Inc.	0.500%	3/1/28	EUR	3,100	3,438
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,360
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	1,000	1,194
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	16,052	19,009
Thermo Fisher Scientific Inc.	1.500%	10/1/39	EUR	9,000	9,729
Thermo Fisher Scientific Inc.	1.875%	10/1/49	EUR	5,900	6,258

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,218
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	940
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	9,107
Time Warner Cable Inc.	5.750%	6/2/31	GBP	200	317
Time Warner Cable LLC	5.250%	7/15/42	GBP	5,800	8,897
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	200	229
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	5,661
Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	6,900	8,924
Trillium Windpower LP	5.803%	2/15/33	CAD	1,227	1,084
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	6,560
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,274
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,358
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	4,061
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,384
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	5,282
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	2,865
United Technologies Corp.	1.125%	12/15/21	EUR	4,840	5,511
United Technologies Corp.	1.150%	5/18/24	EUR	6,000	6,964
United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,708
United Technologies Corp.	1.875%	2/22/26	EUR	1,760	2,150
US Bancorp	0.850%	6/7/24	EUR	14,843	17,099
Ventas Canada Finance Ltd.	2.550%	3/15/23	CAD	2,400	1,824
Ventas Canada Finance Ltd.	4.125%	9/30/24	CAD	1,200	966
Verizon Communications Inc.	0.500%	6/2/22	EUR	400	452
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,666
Verizon Communications Inc.	0.875%	4/8/27	EUR	3,500	4,036
Verizon Communications Inc.	0.875%	3/19/32	EUR	10,100	11,282
Verizon Communications Inc.	1.250%	4/8/30	EUR	8,000	9,424
Verizon Communications Inc.	1.375%	10/27/26	EUR	7,000	8,365
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,751
Verizon Communications Inc.	1.500%	9/19/39	EUR	8,500	9,403
Verizon Communications Inc.	1.875%	10/26/29	EUR	13,500	16,841
Verizon Communications Inc.	1.875%	9/19/30	GBP	1,600	2,063
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,356
Verizon Communications Inc.	2.500%	4/8/31	GBP	811	1,114
Verizon Communications Inc.	2.625%	12/1/31	EUR	179	242
Verizon Communications Inc.	2.875%	1/15/38	EUR	15,400	21,134
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	9,813
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,444
Verizon Communications Inc.	3.375%	10/27/36	GBP	14,350	21,518
Verizon Communications Inc.	3.500%	2/17/23	AUD	6,380	4,642
Verizon Communications Inc.	4.050%	2/17/25	AUD	1,550	1,178
Verizon Communications Inc.	4.073%	6/18/24	GBP	2,000	2,941
Verizon Communications Inc.	4.500%	8/17/27	AUD	6,300	5,006
VF Corp.	0.625%	9/20/23	EUR	5,400	6,131
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	9,929
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	8,879
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,229
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	1,964
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	14,835	29,180
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	3,643	4,790
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	1,325	1,853
Walt Disney Co.	2.758%	10/7/24	CAD	15,325	11,964
Wells Fargo & Co.	0.500%	11/2/23	CHF	10,500	10,904

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Wells Fargo & Co.	0.500%	4/26/24	EUR	10,300	11,642
	Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	17,143
	Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,714
	Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,207
	Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	7,104
	Wells Fargo & Co.	1.500%	9/12/22	EUR	3,300	3,837
	Wells Fargo & Co.	1.500%	5/24/27	EUR	5,000	5,981
	Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,983
	Wells Fargo & Co.	2.000%	7/28/25	GBP	26,400	34,826
	Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	18,409
	Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,628
	Wells Fargo & Co.	2.222%	3/15/21	CAD	2,710	2,059
	Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	19,564
	Wells Fargo & Co.	2.509%	10/27/23	CAD	11,010	8,377
	Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	24,648
	Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,772
	Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	7,910
	Wells Fargo & Co.	3.184%	2/8/24	CAD	5,000	3,898
	Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,293
	Wells Fargo & Co.	3.500%	9/12/29	GBP	4,330	6,394
	Wells Fargo & Co.	3.874%	5/21/25	CAD	350	278
	Wells Fargo Bank NA	5.250%	8/1/23	GBP	7,350	10,785
	Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	9,990	7,667
	Welltower Inc.	4.500%	12/1/34	GBP	4,800	7,609
	Welltower Inc.	4.800%	11/20/28	GBP	4,500	7,008
	Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	4,167
	Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	12,593
	WPC Eurobond BV	2.125%	4/15/27	EUR	21,434	25,346
	WPC Eurobond BV	2.250%	7/19/24	EUR	6,300	7,585
	WPC Eurobond BV	2.250%	4/9/26	EUR	14,100	16,897
1	XLIT Ltd.	3.250%	6/29/47	EUR	13,300	16,484
	Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,489
	Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,900	6,824
	Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	6,149
						4,347,646
U.S. Government and Agency Obligations (0.0%)
	Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,672
Total United States (Cost $4,232,192)						4,350,318

					Shares
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
17	Vanguard Market Liquidity Fund (Cost $789,560)	1.984%		USD	7,895,031	789,582
Total Investments (99.1%) (Cost $133,146,408)						139,137,372

Total International Bond Index Fund

Amount
($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard	6,585
Receivables for Investment Securities Sold	760,029
Receivables for Accrued Income	900,167
Receivables for Capital Shares Issued	1,025,776
Variation Margin Receivable—Futures Contracts	1,577
Unrealized Appreciation—Forward Currency Contracts	151,002
Other Assets	1,592,545
Total Other Assets	4,437,681
Liabilities
Payables for Investment Securities Purchased	(450,247)
Payables for Capital Shares Redeemed	(39,741)
Payables for Distributions	(2,063)
Payables to Vanguard	(15,162)
Variation Margin Payable—Futures Contracts	(602)
Unrealized Depreciation—Forward Currency Contracts	(2,617,876)
Total Liabilities	(3,125,691)
Net Assets (100%)	140,449,362

At October 31, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	129,057,115
Total Distributable Earnings (Loss)	11,392,247
Net Assets	140,449,362

Investor Shares—Net Assets
Applicable to 2,573,697,821 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,053,248
Net Asset Value Per Share—Investor Shares	$11.68

ETF Shares—Net Assets
Applicable to 409,827,897 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,910,832
Net Asset Value Per Share—ETF Shares	$58.34

Admiral Shares—Net Assets
Applicable to 2,222,532,631 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,888,792
Net Asset Value Per Share—Admiral Shares	$23.35

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 987,520,663 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,596,490
Net Asset Value Per Share—Institutional Shares	$35.03

• See Note A in Notes to Financial Statements.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $18,146,834,000, representing 12.9% of net assets.

3 Guaranteed by the Republic of Austria.

4 Guaranteed by multiple countries.

5 Guaranteed by the Government of Canada.

6 Guaranteed by the Republic of Finland.

7 Guaranteed by the Republic of France.

8 Guaranteed by the Federal Republic of Germany.

9 Securities with a value of $1,856,555,000 have been segregated as collateral for open forward currency contracts.

10 Securities with a value of $4,204,000 have been segregated as initial margin for open futures contracts.

11 Guaranteed by the Government of Japan.

12 Guaranteed by the Republic of Poland.

13 Guaranteed by the Kingdom of Spain.

14 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.

15 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assuarance Corporation).

16 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

REIT—Real Estate Investment Trust.

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

CNH—Chinese yuan (offshore).

CZK—Czech koruna.

DKK—Danish krone.

EUR—euro.

GBP—British pound.

HKD—Hong Kong dollar.

HUF—Hungarian forint.

IDR—Indonesian rupiah.

ILS—Israeli shekel.

JPY—Japanese yen.

KRW—Korean won.

MXN—Mexican peso.

MYR—Malaysian ringgit.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PLN—Polish zloty.

RUB—Russian ruble.

SEK—Swedish krona.

SGD—Singapore dollar.

THB—Thai baht.

USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation )
Long Futures Contracts
10-Year U.S. Treasury Note	December 2019	620		80,784	(799)
Ultra Long U.S. Treasury Bond	December 2019	241		45,730	(763)
5-Year U.S. Treasury Note	December 2019	248		29,562	(172)
30-Year U.S. Treasury Bond	December 2019	69		11,135	(11)
AUD 3-Year Treasury Bond	December 2019	103		8,191	6
					(1,739)

Short Futures Contracts
10-Year Japanese Government Bond	December 2019	(216)		(307,929)	1,760
					21

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Citigroup Global Markets Inc.	11/4/19	EUR	9,000,000	USD	10,040,850	—	(452)
Toronto-Dominion Bank	11/4/19	EUR	8,770,000	USD	9,784,261	—	(451)
Bank of America, N.A.	11/4/19	EUR	8,000,000	USD	8,925,200	—	(402)
J.P. Morgan Securities LLC	11/4/19	GBP	6,739,017	USD	8,720,288	10,208	—
State Street Bank & Trust Co.	11/4/19	EUR	7,000,000	USD	7,809,550	—	(353)
Deutsche Bank AG	11/4/19	EUR	6,927,617	USD	7,728,796	—	(348)
Barclays Bank plc	11/4/19	EUR	5,952,000	USD	6,640,349	—	(300)
Citigroup Global Markets Inc.	11/5/19	JPY	683,024,738	USD	6,318,161	8,538	—
Morgan Stanley Capital Services LLC	11/5/19	JPY	648,000,000	USD	5,994,173	8,100	—
Royal Bank of Canada	11/4/19	CAD	7,329,986	USD	5,576,888	—	(11,604)
Morgan Stanley Capital Services LLC	11/4/19	EUR	4,000,000	USD	4,462,600	—	(201)
UBS AG	11/4/19	EUR	4,000,000	USD	4,462,600	—	(201)
Royal Bank of Canada	11/4/19	EUR	4,000,000	USD	4,462,600	—	(202)
Morgan Stanley Capital Services LLC	11/4/19	KRW	4,391,598,645	USD	3,761,057	13,882	—
BNP Paribas	11/4/19	EUR	3,000,000	USD	3,346,950	—	(151)
BNP Paribas	11/5/19	JPY	332,000,000	USD	3,071,088	4,150	—
HSBC Bank USA, N.A.	11/5/19	JPY	324,000,000	USD	2,997,086	4,050	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Toronto-Dominion Bank	11/4/19	GBP	2,250,000	USD	2,911,500	3,408	—
Deutsche Bank AG	11/5/19	JPY	258,000,000	USD	2,386,569	3,225	—
J.P. Morgan Securities LLC	11/4/19	EUR	2,064,649	USD	2,303,426	—	(104)
HSBC Bank USA, N.A.	11/4/19	EUR	2,000,000	USD	2,231,300	—	(101)
Royal Bank of Canada	11/5/19	JPY	216,000,000	USD	1,998,058	2,700	—
State Street Bank & Trust Co.	11/5/19	JPY	216,000,000	USD	1,998,057	2,700	—
Toronto-Dominion Bank	11/4/19	CAD	2,400,000	USD	1,826,009	—	(3,811)
J.P. Morgan Securities LLC	11/4/19	CHF	1,719,329	USD	1,742,180	1,187	—
Morgan Stanley Capital Services LLC	11/4/19	SEK	12,591,545	USD	1,303,216	1,116	—
Goldman Sachs Bank USA	11/4/19	EUR	1,000,000	USD	1,115,650	—	(51)
Toronto-Dominion Bank	11/5/19	JPY	108,000,000	USD	999,029	1,350	—
Bank of America, N.A.	11/5/19	JPY	108,000,000	USD	999,029	1,350	—
UBS AG	11/5/19	JPY	108,000,000	USD	999,029	1,350	—
Standard Chartered Bank	11/4/19	IDR	12,928,441,248	USD	920,829	—	(169)
Royal Bank of Canada	11/4/19	MXN	17,474,547	USD	911,462	—	(3,626)
BNP Paribas	11/4/19	MYR	3,696,575	USD	883,607	980	—
State Street Bank & Trust Co.	11/4/19	AUD	1,255,000	USD	864,632	597	—
BNP Paribas	11/4/19	THB	25,578,816	USD	847,542	—	(393)
J.P. Morgan Securities LLC	11/4/19	CAD	1,000,000	USD	760,832	—	(1,583)
UBS AG	11/4/19	AUD	1,048,000	USD	722,020	499	—
Toronto-Dominion Bank	11/4/19	DKK	4,568,700	USD	682,541	—	(328)
Toronto-Dominion Bank	11/4/19	EUR	577,351	USD	643,401	691	—
Bank of America, N.A.	11/5/19	PLN	2,455,503	USD	642,718	—	(7)
Deutsche Bank AG	11/4/19	CNH	4,506,190	USD	639,811	—	(509)
Citigroup Global Markets Inc.	11/4/19	SGD	814,641	USD	598,428	398	—
Morgan Stanley Capital Services LLC	11/1/19	RUB	29,582,500	USD	463,095	—	(1,751)
J.P. Morgan Securities LLC	11/4/19	AUD	668,000	USD	459,662	875	—
Barclays Bank plc	11/4/19	AUD	652,000	USD	449,195	310	—
Deutsche Bank AG	11/4/19	AUD	620,538	USD	427,520	295	—
Bank of America, N.A.	11/4/19	ILS	1,347,569	USD	381,856	568	—
BNP Paribas	11/4/19	AUD	535,000	USD	368,588	255	—
Royal Bank of Canada	11/4/19	EUR	313,411	USD	342,635	7,006	—
J.P. Morgan Securities LLC	11/4/19	THB	9,067,500	USD	300,000	308	—
BNP Paribas	11/4/19	CZK	6,510,000	USD	284,404	89	—
Bank of America, N.A.	11/4/19	AUD	409,000	USD	281,781	195	—

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Morgan Stanley Capital Services LLC	11/4/19	NOK	2,460,356	USD	267,238	308	—
J.P. Morgan Securities LLC	12/3/19	GBP	190,000	USD	246,078	301	—
BNP Paribas	11/5/19	JPY	24,845,458	USD	230,505	—	(368)
Toronto-Dominion Bank	12/3/19	EUR	200,000	USD	223,465	88	—
Citigroup Global Markets Inc.	11/4/19	AUD	293,000	USD	201,862	139	—
BNP Paribas	11/4/19	CNH	1,413,200	USD	199,985	508	—
Royal Bank of Canada	11/4/19	CNH	1,411,660	USD	199,238	1,037	—
BNP Paribas	11/5/19	HUF	57,378,251	USD	194,665	144	—
State Street Bank & Trust Co.	11/4/19	NZD	268,879	USD	172,432	—	(27)
BNP Paribas	11/4/19	NZD	260,000	USD	166,738	—	(26)
BNP Paribas	12/3/19	JPY	16,091,893	USD	149,079	230	—
Toronto-Dominion Bank	12/3/19	EUR	100,000	USD	111,798	—	(23)
Royal Bank of Canada	11/4/19	AUD	154,000	USD	106,098	73	—
J.P. Morgan Securities LLC	11/5/19	JPY	7,540,000	USD	69,766	76	—
Royal Bank of Canada	11/4/19	CAD	80,000	USD	60,466	274	—
Morgan Stanley Capital Services LLC	11/4/19	EUR	50,000	USD	54,616	1,164	—
State Street Bank & Trust Co.	11/4/19	HKD	351,500	USD	44,847	9	—
J.P. Morgan Securities LLC	12/3/19	JPY	4,418,107	USD	40,934	60	—
J.P. Morgan Securities LLC	12/3/19	CHF	40,000	USD	40,625	24	—
Citigroup Global Markets Inc.	12/3/19	CAD	50,000	USD	38,051	—	(86)
J.P. Morgan Securities LLC	11/5/19	JPY	2,399,801	USD	22,254	—	(25)
Citigroup Global Markets Inc.	11/5/19	JPY	2,065,597	USD	19,155	—	(22)
J.P. Morgan Securities LLC	11/4/19	EUR	16,589	USD	18,131	376	—
J.P. Morgan Securities LLC	12/3/19	DKK	110,000	USD	16,464	—	(2)
J.P. Morgan Securities LLC	12/3/19	AUD	20,000	USD	13,790	9	—
Standard Chartered Bank	11/4/19	IDR	181,349,524	USD	12,799	115	—
J.P. Morgan Securities LLC	12/3/19	SEK	110,000	USD	11,436	—	(22)
Royal Bank of Canada	11/5/19	JPY	1,009,144	USD	9,358	—	(11)
Royal Bank of Canada	11/4/19	SEK	70,000	USD	7,135	116	—
Citigroup Global Markets Inc.	11/4/19	USD	12,021,726	EUR	11,000,000	—	(249,872)
HSBC Bank USA, N.A.	11/4/19	USD	10,928,718	EUR	10,000,000	—	(227,278)
Citigroup Global Markets Inc.	12/3/19	USD	10,059,662	EUR	9,000,000	—	(188)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Toronto-Dominion Bank	12/3/19	USD	9,690,788	EUR	8,670,000	—	(201)
State Street Bank & Trust Co.	11/4/19	USD	9,289,249	EUR	8,500,000	—	(193,347)
Bank of America, N.A.	12/3/19	USD	8,942,030	EUR	8,000,000	—	(62)
BNP Paribas	11/4/19	USD	8,852,212	EUR	8,100,000	—	(184,145)
J.P. Morgan Securities LLC	12/3/19	USD	8,728,143	GBP	6,739,017	—	(10,562)
Toronto-Dominion Bank	11/4/19	USD	7,838,462	EUR	7,171,617	—	(162,191)
State Street Bank & Trust Co.	12/3/19	USD	7,824,325	EUR	7,000,000	—	(5)
Deutsche Bank AG	12/3/19	USD	7,743,252	EUR	6,927,617	—	(169)
UBS AG	11/4/19	USD	7,650,006	EUR	7,000,000	—	(159,193)
Morgan Stanley Capital Services LLC	11/4/19	USD	7,291,300	GBP	5,909,017	—	(363,919)
Citigroup Global Markets Inc.	12/3/19	USD	6,328,316	JPY	683,024,738	—	(9,150)
Morgan Stanley Capital Services LLC	12/3/19	USD	6,003,947	JPY	648,000,000	—	(8,539)
Toronto-Dominion Bank	11/5/19	USD	5,953,524	JPY	642,000,000	6,828	—
Royal Bank of Canada	12/3/19	USD	5,577,266	CAD	7,329,986	11,534	—
Royal Bank of Canada	12/3/19	USD	4,471,068	EUR	4,000,000	23	—
UBS AG	12/3/19	USD	4,470,996	EUR	4,000,000	—	(48)
Morgan Stanley Capital Services LLC	12/3/19	USD	4,470,981	EUR	4,000,000	—	(63)
Barclays Bank plc	12/3/19	USD	4,417,293	EUR	3,952,000	—	(100)
Goldman Sachs Bank USA	11/4/19	USD	4,371,664	EUR	4,000,000	—	(90,735)
Bank of America, N.A.	11/4/19	USD	4,371,603	EUR	4,000,000	—	(90,795)
Royal Bank of Canada	11/4/19	USD	4,042,854	CAD	5,350,000	—	(19,130)
Morgan Stanley Capital Services LLC	11/5/19	USD	3,969,087	JPY	428,000,000	4,623	—
Morgan Stanley Capital Services LLC	12/3/19	USD	3,763,207	KRW	4,391,598,645	—	(14,090)
BNP Paribas	11/4/19	USD	3,612,620	KRW	4,335,036,645	—	(113,698)
Toronto-Dominion Bank	11/4/19	USD	3,553,692	GBP	2,880,000	—	(177,390)
Bank of America, N.A.	11/5/19	USD	3,374,560	JPY	363,884,738	3,981	—
BNP Paribas	12/3/19	USD	3,353,212	EUR	3,000,000	—	(72)
Barclays Bank plc	11/4/19	USD	3,278,683	EUR	3,000,000	—	(68,116)
BNP Paribas	12/3/19	USD	3,076,123	JPY	332,000,000	—	(4,349)
HSBC Bank USA, N.A.	12/3/19	USD	3,001,978	JPY	324,000,000	—	(4,265)
UBS AG	11/5/19	USD	2,976,780	JPY	321,000,000	3,432	—
Citigroup Global Markets Inc.	11/5/19	USD	2,976,700	JPY	321,000,000	3,352	—
Toronto-Dominion Bank	12/3/19	USD	2,914,088	GBP	2,250,000	—	(3,561)
HSBC Bank USA, N.A.	11/4/19	USD	2,523,929	CAD	3,339,986	—	(11,952)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Deutsche Bank AG	12/3/19	USD	2,390,449	JPY	258,000,000	—	(3,411)
J.P. Morgan Securities LLC	12/3/19	USD	2,293,623	EUR	2,052,000	—	(23)
HSBC Bank USA, N.A.	12/3/19	USD	2,235,550	EUR	2,000,000	28	—
Barclays Bank plc	12/3/19	USD	2,235,526	EUR	2,000,000	4	—
Morgan Stanley Capital Services LLC	11/4/19	USD	2,230,070	EUR	2,040,000	—	(45,754)
Deutsche Bank AG	11/4/19	USD	2,185,847	EUR	2,000,000	—	(45,352)
State Street Bank & Trust Co.	12/3/19	USD	2,001,357	JPY	216,000,000	—	(2,805)
Royal Bank of Canada	12/3/19	USD	2,001,270	JPY	216,000,000	—	(2,892)
HSBC Bank USA, N.A.	11/5/19	USD	1,984,582	JPY	214,000,000	2,350	—
State Street Bank & Trust Co.	11/5/19	USD	1,984,471	JPY	214,000,000	2,239	—
Toronto-Dominion Bank	12/3/19	USD	1,826,106	CAD	2,400,000	3,762	—
J.P. Morgan Securities LLC	12/3/19	USD	1,715,664	CHF	1,689,329	—	(1,061)
J.P. Morgan Securities LLC	11/4/19	USD	1,688,937	CHF	1,679,329	—	(13,871)
Morgan Stanley Capital Services LLC	12/3/19	USD	1,305,239	SEK	12,591,545	—	(1,216)
Bank of America, N.A.	11/4/19	USD	1,253,907	SEK	12,271,545	—	(17,278)
Goldman Sachs Bank USA	12/3/19	USD	1,117,742	EUR	1,000,000	—	(19)
BNP Paribas	11/4/19	USD	1,117,534	THB	34,223,316	—	(15,914)
Royal Bank of Canada	11/4/19	USD	1,092,824	EUR	1,000,000	—	(22,776)
UBS AG	12/3/19	USD	1,000,676	JPY	108,000,000	—	(1,405)
Toronto-Dominion Bank	12/3/19	USD	1,000,640	JPY	108,000,000	—	(1,441)
Bank of America, N.A.	12/3/19	USD	1,000,635	JPY	108,000,000	—	(1,446)
BNP Paribas	11/5/19	USD	992,330	JPY	107,000,000	1,214	—
Royal Bank of Canada	11/5/19	USD	992,282	JPY	107,000,000	1,166	—
Deutsche Bank AG	11/5/19	USD	992,236	JPY	107,000,000	1,121	—
Goldman Sachs Bank USA	11/5/19	USD	992,234	JPY	107,000,000	1,118	—
Barclays Bank plc	11/5/19	USD	992,221	JPY	107,000,000	1,105	—
Standard Chartered Bank	11/4/19	USD	920,725	IDR	13,109,790,772	—	(12,848)
Standard Chartered Bank	12/3/19	USD	917,738	IDR	12,928,441,248	—	(247)
Royal Bank of Canada	12/3/19	USD	907,283	MXN	17,474,547	3,578	—
BNP Paribas	12/3/19	USD	882,366	MYR	3,693,805	—	(1,001)
BNP Paribas	11/4/19	USD	880,834	MYR	3,696,575	—	(3,752)
State Street Bank & Trust Co.	12/3/19	USD	865,299	AUD	1,255,000	—	(614)
J.P. Morgan Securities LLC	11/4/19	USD	852,480	MXN	16,924,547	—	(26,782)
BNP Paribas	12/3/19	USD	847,570	THB	25,578,816	198	—
Deutsche Bank AG	11/4/19	USD	827,459	CNH	5,906,850	—	(10,557)
State Street Bank & Trust Co.	11/4/19	USD	810,254	AUD	1,200,000	—	(17,057)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
J.P. Morgan Securities LLC	12/3/19	USD	760,882	CAD	1,000,000	1,571	—
Barclays Bank plc	11/4/19	USD	755,673	CAD	1,000,000	—	(3,576)
Toronto-Dominion Bank	11/4/19	USD	755,664	CAD	1,000,000	—	(3,585)
UBS AG	12/3/19	USD	722,575	AUD	1,048,000	—	(514)
UBS AG	11/4/19	USD	688,714	AUD	1,020,000	—	(14,500)
Toronto-Dominion Bank	12/3/19	USD	683,958	DKK	4,568,700	265	—
Morgan Stanley Capital Services LLC	11/4/19	USD	668,855	DKK	4,568,700	—	(13,359)
Bank of America, N.A.	12/3/19	USD	642,823	PLN	2,455,503	—	(2)
Deutsche Bank AG	12/3/19	USD	639,309	CNH	4,506,190	540	—
Citigroup Global Markets Inc.	11/4/19	USD	600,952	AUD	890,000	—	(12,637)
Citigroup Global Markets Inc.	12/3/19	USD	598,593	SGD	814,641	—	(410)
Bank of America, N.A.	11/5/19	USD	597,778	PLN	2,395,503	—	(29,229)
HSBC Bank USA, N.A.	11/4/19	USD	589,291	SGD	814,641	—	(9,536)
Morgan Stanley Capital Services LLC	12/2/19	USD	461,225	RUB	29,582,500	1,898	—
Barclays Bank plc	12/3/19	USD	449,549	AUD	652,000	—	(312)
Morgan Stanley Capital Services LLC	11/1/19	USD	446,942	RUB	28,882,500	—	(3,486)
J.P. Morgan Securities LLC	12/3/19	USD	439,889	AUD	638,000	—	(312)
Barclays Bank plc	11/4/19	USD	438,893	AUD	650,000	—	(9,234)
Deutsche Bank AG	12/3/19	USD	427,862	AUD	620,538	—	(291)
Toronto-Dominion Bank	11/4/19	USD	416,975	AUD	617,538	—	(8,771)
Deutsche Bank AG	11/4/19	USD	388,354	ILS	1,347,569	5,930	—
Bank of America, N.A.	12/3/19	USD	382,392	ILS	1,347,569	—	(587)
BNP Paribas	12/3/19	USD	368,879	AUD	535,000	—	(255)
J.P. Morgan Securities LLC	11/4/19	USD	337,606	AUD	500,000	—	(7,107)
J.P. Morgan Securities LLC	12/3/19	USD	300,030	THB	9,067,500	—	(357)
BNP Paribas	12/3/19	USD	284,431	CZK	6,510,000	—	(120)
Bank of America, N.A.	12/3/19	USD	282,004	AUD	409,000	—	(194)
Bank of America, N.A.	11/4/19	USD	274,994	CZK	6,510,000	—	(9,499)
Royal Bank of Canada	11/4/19	USD	270,944	NOK	2,460,356	3,397	—
Bank of America, N.A.	11/4/19	USD	270,092	AUD	400,000	—	(5,678)
Morgan Stanley Capital Services LLC	12/3/19	USD	267,278	NOK	2,460,356	—	(311)
Toronto-Dominion Bank	12/3/19	USD	223,569	EUR	200,000	16	—
Citigroup Global Markets Inc.	12/3/19	USD	202,022	AUD	293,000	—	(139)
J.P. Morgan Securities LLC	11/4/19	USD	199,902	CNH	1,424,200	—	(2,152)
BNP Paribas	12/3/19	USD	199,843	CNH	1,413,200	—	(483)

Total International Bond Index Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation )
Counterparty	Date	Receive		Deliver		($000)	($000)
Royal Bank of Canada	12/3/19	USD	199,109	CNH	1,411,660	—	(1,000)
BNP Paribas	12/3/19	USD	194,928	HUF	57,378,251	—	(157)
BNP Paribas	11/5/19	USD	187,089	HUF	57,378,251	—	(7,720)
Barclays Bank plc	11/4/19	USD	181,975	NZD	290,000	—	(3,973)
State Street Bank & Trust Co.	12/3/19	USD	172,528	NZD	268,879	29	—
BNP Paribas	12/3/19	USD	166,824	NZD	260,000	22	—
BNP Paribas	11/4/19	USD	148,069	GBP	120,000	—	(7,393)
BNP Paribas	11/4/19	USD	122,888	AUD	182,000	—	(2,587)
BNP Paribas	11/4/19	USD	112,254	NZD	178,879	—	(2,444)
Royal Bank of Canada	12/3/19	USD	106,181	AUD	154,000	—	(74)
Royal Bank of Canada	11/4/19	USD	104,658	AUD	155,000	—	(2,203)
Bank of Montreal	11/4/19	USD	90,697	CAD	120,000	—	(412)
J.P. Morgan Securities LLC	11/4/19	USD	86,494	GBP	70,000	—	(4,193)
State Street Bank & Trust Co.	11/4/19	USD	44,865	HKD	351,500	9	—
State Street Bank & Trust Co.	12/3/19	USD	44,842	HKD	351,500	—	(7)
Toronto-Dominion Bank	11/4/19	USD	40,527	SEK	390,000	128	—
Morgan Stanley Capital Services LLC	11/4/19	USD	40,227	CHF	40,000	—	(332)
J.P. Morgan Securities LLC	11/4/19	USD	27,580	KRW	33,000,000	—	(787)
Morgan Stanley Capital Services LLC	11/4/19	USD	19,689	KRW	23,562,000	—	(565)
Bank of Montreal	11/4/19	USD	18,925	NZD	30,000	—	(311)
Morgan Stanley Capital Services LLC	11/4/19	USD	18,825	NZD	30,000	—	(411)
J.P. Morgan Securities LLC	12/2/19	USD	15,386	RUB	990,000	14	—
BNP Paribas	11/5/19	USD	15,221	PLN	60,000	—	(483)
HSBC Bank USA, N.A.	11/4/19	USD	15,120	MXN	290,000	54	—
Standard Chartered Bank	11/4/19	USD	13,810	THB	423,000	—	(200)
Bank of Montreal	11/4/19	USD	13,520	AUD	20,000	—	(268)
Royal Bank of Canada	11/4/19	USD	13,095	MXN	260,000	—	(412)
Royal Bank of Canada	11/4/19	USD	12,239	GBP	10,000	—	(717)
J.P. Morgan Securities LLC	12/3/19	USD	10,902	MXN	210,000	42	—
J.P. Morgan Securities LLC	11/1/19	USD	10,743	RUB	700,000	—	(174)
						151,002	(2,617,876)

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2019
($000)
Investment Income
Income
Interest[1,2]	1,497,268
Total Income	1,497,268
Expenses
The Vanguard Group—Note B
Investment Advisory Services	4,424
Management and Administrative—Investor Shares	31,986
Management and Administrative—ETF Shares	9,954
Management and Administrative—Admiral Shares	46,234
Management and Administrative—Institutional Shares	18,564
Marketing and Distribution—Investor Shares	2,572
Marketing and Distribution—ETF Shares	971
Marketing and Distribution—Admiral Shares	2,690
Marketing and Distribution—Institutional Shares	1,064
Custodian Fees	4,554
Auditing Fees	155
Shareholders’ Reports—Investor Shares	214
Shareholders’ Reports—ETF Shares	1,132
Shareholders’ Reports—Admiral Shares	664
Shareholders’ Reports—Institutional Shares	9
Trustees’ Fees and Expenses	57
Total Expenses	125,244
Net Investment Income	1,372,024
Realized Net Gain (Loss)
Investment Securities Sold[2]	(379,616)
Futures Contracts	(446)
Forward Currency Contracts	7,478,123
Foreign Currencies	(72,183)
Realized Net Gain (Loss)	7,025,878
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	8,364,427
Futures Contracts	100
Forward Currency Contracts	(4,643,687)
Foreign Currencies	56,648
Change in Unrealized Appreciation (Depreciation)	3,777,488
Net Increase (Decrease) in Net Assets Resulting from Operations	12,175,390

1 Interest Income is net of foreign withholding taxes of $6,945,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,104,000, $82,000, and $7,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,372,024	1,115,109
Realized Net Gain (Loss)	7,025,878	4,289,175
Change in Unrealized Appreciation (Depreciation)	3,777,488	(3,628,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,175,390	1,776,224
Distributions
Net Investment Income
Investor Shares	(821,618)	(585,484)
ETF Shares	(430,228)	(220,281)
Admiral Shares	(1,363,556)	(863,631)
Institutional Shares	(889,172)	(585,371)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(3,504,574)	(2,254,767)
Capital Share Transactions
Investor Shares	799,480	1,826,036
ETF Shares	10,659,238	3,624,970
Admiral Shares	4,958,823	7,668,085
Institutional Shares	4,222,942	3,953,708
Net Increase (Decrease) from Capital Share Transactions	20,640,483	17,072,799
Total Increase (Decrease)	29,311,299	16,594,256
Net Assets
Beginning of Period	111,138,063	94,543,807
End of Period	140,449,362	111,138,063

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.90	$10.96	$11.02	$10.61	$10.45
Investment Operations
Net Investment Income	.121	1.113	1.114	1.135	.141
Net Realized and Unrealized Gain (Loss) on Investments	.988	.068	.011	.432	.176
Total from Investment Operations	1.109	.181	.125	.567	.317
Distributions
Dividends from Net Investment Income	(.329)	(.241)	(.185)	(.157)	(.157)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.329)	(.241)	(.185)	(.157)	(.157)
Net Asset Value, End of Period	$11.68	$10.90	$10.96	$11.02	$10.61

Total Return[2]	10.39%	1.68%	1.16%	5.38%	3.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,053	$27,299	$25,603	$21,521	$20,434
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.15%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.03%	1.05%	1.18%	1.32%
Portfolio Turnover Rate	26%	22%	19%	20%	13%

1 Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$54.47	$54.75	$55.09	$53.04	$52.23
Investment Operations
Net Investment Income	.630	1.584	1.578	1.697	.714
Net Realized and Unrealized Gain (Loss) on Investments	4.913	.356	.038	2.175	.882
Total from Investment Operations	5.543	.940	.616	2.872	1.596
Distributions
Dividends from Net Investment Income	(1.673)	(1.220)	(.956)	(.822)	(.786)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.673)	(1.220)	(.956)	(.822)	(.786)
Net Asset Value, End of Period	$58.34	$54.47	$54.75	$55.09	$53.04

Total Return	10.40%	1.74%	1.15%	5.46%	3.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,911	$12,092	$8,504	$5,692	$3,968
Ratio of Total Expenses to Average Net Assets	0.08%	0.09%	0.11%	0.12%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.12%	1.07%	1.07%	1.21%	1.34%
Portfolio Turnover Rate	26%	22%	19%	20%	13%

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.79	$21.91	$22.04	$21.21	$20.89
Investment Operations
Net Investment Income	.246	1.230	1.231	1.277	.289
Net Realized and Unrealized Gain (Loss) on Investments	1.976	.137	.017	.874	.349
Total from Investment Operations	2.222	.367	.248	1.151	.638
Distributions
Dividends from Net Investment Income	(.662)	(.487)	(.378)	(.321)	(.318)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.662)	(.487)	(.378)	(.321)	(.318)
Net Asset Value, End of Period	$23.35	$21.79	$21.91	$22.04	$21.21

Total Return[2]	10.41%	1.70%	1.16%	5.46%	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,889	$43,550	$36,072	$20,572	$12,595
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.12%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.09%	1.05%	1.07%	1.21%	1.35%
Portfolio Turnover Rate	26%	22%	19%	20%	13%

1 Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$32.70	$32.88	$33.07	$31.83	$31.34
Investment Operations
Net Investment Income	.382	1.358	1.360	1.431	.449
Net Realized and Unrealized Gain (Loss) on Investments	2.954	.206	.033	1.306	.536
Total from Investment Operations	3.336	.564	.393	1.737	.985
Distributions
Dividends from Net Investment Income	(1.006)	(.744)	(.583)	(.497)	(.495)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.006)	(.744)	(.583)	(.497)	(.495)
Net Asset Value, End of Period	$35.03	$32.70	$32.88	$33.07	$31.83

Total Return	10.42%	1.74%	1.22%	5.49%	3.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,596	$28,196	$24,365	$16,773	$13,032
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.13%	1.09%	1.11%	1.26%	1.40%
Portfolio Turnover Rate	26%	22%	19%	20%	13%

1 Calculated based on average shares outstanding.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. The fund has not issued Institutional Select Shares through October 31, 2019.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between

Total International Bond Index Fund

changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2019, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Total International Bond Index Fund

During the year ended October 31, 2019, the fund’s average investment in forward currency contracts represented 100% of net assets, based on the average of net amounts of notional exposure at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in the		Net
	Reflected in	Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
	Statement of	Statement of	Receivable	Collateral	Collateral	(Not Less
	Net Assets[1]	Net Assets[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	6,094	(155,179)	(149,085)	91,913	—	—
Bank of Montreal	—	(991)	(991)	1,232	—	—
Barclays Bank plc	1,419	(85,611)	(84,192)	59,109	—	—
BNP Paribas	7,790	(345,511)	(337,721)	268,737	—	—
Citigroup Global Markets Inc.	12,427	(272,956)	(260,529)	215,778	—	—
Deutsche Bank AG	11,111	(60,637)	(49,526)	30,727	—	—
Goldman Sachs Bank USA	1,118	(90,805)	(89,687)	65,970	—	—
HSBC Bank USA, N.A.	6,482	(253,132)	(246,650)	189,361	—	—
J.P. Morgan Securities LLC	15,051	(69,117)	(54,066)	46,963	—	—
Morgan Stanley Capital Services LLC	31,091	(453,997)	(422,906)	321,249	—	—
Royal Bank of Canada	30,904	(64,647)	(33,743)	22,637	—	—
Standard Chartered Bank	115	(13,464)	(13,349)	12,766	—	—
State Street Bank & Trust Co.	5,583	(214,215)	(208,632)	151,751	—	—
Toronto-Dominion Bank	16,536	(361,753)	(345,217)	236,104	—	—
UBS AG	5,281	(175,861)	(170,580)	142,258	—	—
Exchange-Traded Futures Contracts	1,577	(602)	975	4,204	—	—
Total	152,579	(2,618,478)	(2,465,899)	1,860,759	—	—

1   Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Net Assets.

2   Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.

3   Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2016–2019), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Total International Bond Index Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $6,585,000, representing less than 0.01% of the fund’s net assets and 2.63% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,770,301	—
Corporate Bonds	—	21,235,660	—
Sovereign Bonds	—	111,339,157	—
U.S. Government and Agency Obligations	—	2,672	—
Temporary Cash Investments	789,582	—	—
Futures Contracts—Assets[1]	1,577	—	—
Futures Contracts—Liabilities[1]	(602)	—	—
Forward Currency Contracts—Assets	—	151,002	—
Forward Currency Contracts—Liabilities	—	(2,617,876)	—
Total	790,557	135,880,916	—

1 Represents variation margin on the last day of the reporting period.

Total International Bond Index Fund

D.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,577	—	1,577
Unrealized Appreciation—Forward Currency Contracts	—	151,002	151,002
Total Assets	1,577	151,002	152,579

Variation Margin Payable—Futures Contracts	(602)	—	(602)
Unrealized Depreciation—Forward Currency Contracts	—	(2,617,876)	(2,617,876)
Total Liabilities	(602)	(2,617,876)	(2,618,478)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2019, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(446)	—	(446)
Forward Currency Contracts	—	7,478,123	7,478,123
Realized Net Gain (Loss) on Derivatives	(446)	7,478,123	7,477,677

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	100	—	100
Forward Currency Contracts	—	(4,643,687)	(4,643,687)
Change in Unrealized Appreciation (Depreciation) on Derivatives	100	(4,643,687)	(4,643,587)

E.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).

Amount
($000)
Paid-in Capital	—
Total Distributable Earnings (Loss)	—

Total International Bond Index Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales, the realization of unrealized gains or losses on certain futures contracts; payables for distributions, and the tax recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	3,229,865
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)*	(35,901)
Net Unrealized Gains (Losses)	8,208,060

*     The fund used capital loss carryforwards of $73,116,000 to offset taxable capital gains realized during the year ended October 31, 2019.

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	130,929,312
Gross Unrealized Appreciation	9,921,615
Gross Unrealized Depreciation	(1,713,555)
Net Unrealized Appreciation (Depreciation)	8,208,060

F.   During the year ended October 31, 2019, the fund purchased $50,120,657,000 of investment securities and sold $31,420,661,000 of investment securities, other than U.S. government securities and temporary cash investments.

Total International Bond Index Fund

G.          Capital share transactions for each class of shares were:

			Year Ended October 31,
	2019		2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,052,911	182,791	2,626,095	241,252
Issued in Lieu of Cash Distributions	821,063	74,721	585,031	53,841
Redeemed[1]	(2,074,494)	(188,197)	(1,385,090)	(127,114)
Net Increase (Decrease)—Investor Shares	799,480	69,315	1,826,036	167,979
ETF Shares
Issued	10,770,965	189,839	4,285,695	78,832
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(111,727)	(2,000)	(660,725)	(12,150)
Net Increase (Decrease)—ETF Shares	10,659,238	187,839	3,624,970	66,682
Admiral Shares
Issued[1]	9,772,772	436,239	10,394,835	477,028
Issued in Lieu of Cash Distributions	1,307,627	59,467	801,365	36,875
Redeemed	(6,121,576)	(271,396)	(3,528,115)	(162,068)
Net Increase (Decrease)—Admiral Shares	4,958,823	224,310	7,668,085	351,835
Institutional Shares
Issued	5,578,722	165,967	5,700,602	174,448
Issued in Lieu of Cash Distributions	882,691	26,735	582,570	17,865
Redeemed	(2,238,471)	(67,361)	(2,329,464)	(71,248)
Net Increase (Decrease)—Institutional Shares	4,222,942	125,341	3,953,708	121,065

1   In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 37,787,000 and 18,902,000 shares, respectively, in the amount of $425,025,000 from the conversion during the year ended October 31, 2019.

At October 31, 2019, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 45% of the fund’s net assets. If any of these shareholders were to redeem their investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

H.   Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the “Fund”) as of October 31, 2019, the related statement of operations for the year ended October 31, 2019, the statement of changes in net assets for each of the two years in the period ended October 31, 2019, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2019 and the financial highlights for each of the five years in the period ended October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2019 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2019, is included pursuant to provisions of the Internal Revenue Code.

The fund designates to shareholders foreign source income of $1,426,162,000 and foreign taxes paid of $6,021,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2020 to determine the calendar-year amounts to be included on their 2019 tax returns.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total International Bond Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total International Bond Index Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Total International Bond Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total International Bond Index Fund or the owners of the Total International Bond Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total International Bond Index Fund. Investors acquire the Total International Bond Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total International Bond Index Fund. The Total International Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total International Bond Index Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total International Bond Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total International Bond Index Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total International Bond Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL INTERNATIONAL BOND INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac

Mortimer J. Buckley	James M. Norris

Gregory Davis	Thomas M. Rampulla

John James	Karin A. Risi

Martha G. King	Anne E. Robinson

John T. Marcante	Michael Rollings

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Vanguard Marketing Corporation, Distributor.

Q12310 122019

Annual Report | October 31, 2019 Vanguard Global Credit Bond Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our Chairman	1
Your Fund’s Performance at a Glance	2
Advisor’s Report	3
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our Chairman

Tim Buckley

Chairman and Chief Executive Officer

Dear Shareholder,

Recent volatility in financial markets—affecting stocks, bonds, and commodities—has been a good reminder of the wise old adage, “Never keep all your eggs in one basket.” Maintaining balance and diversification in your investment portfolio can help to both limit risk and set you up for long-term success.

It’s understandable why some investors might become complacent after a long market run-up like the one that lifted stock prices, especially U.S. stock prices, in the years following the global financial crisis. But failing to rebalance regularly can leave a portfolio with a much different mix of assets than intended and, often, more risk than intended.

Balance across and diversification within asset classes are powerful tools for managing risk and achieving your investment goals. A portfolio’s allocation will determine a large portion of its long-term return and also the majority of its volatility risk. A well-diversified portfolio is less vulnerable to significant swings in the performance of any one segment of the asset classes in which it invests.

Balance and diversification will never eliminate the risk of loss, nor will they guarantee positive returns in a declining market. But they should reduce the chance that you’ll suffer disproportionate losses in one particular high-flying asset class or sector when it comes back to earth. And exposure to all key market components should give you at least some participation in the sectors that are performing best at any given time.

Vanguard is committed to helping you achieve balance and diversification in your portfolios to help meet your investment goals. We thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

Chairman and Chief Executive Officer

November 18, 2019

1

Your Fund’s Performance at a Glance

•     From its inception on November 15, 2018, through October 31, 2019, Vanguard Global Credit Bond Fund returned 13.46% for Investor Shares and 13.60% for Admiral Shares. Those results outpaced the fund’s benchmark index, which returned 12.84%.

•     There was a marked shift in global monetary policy during the period. In the face of slowing global growth, many central banks turned more accommodative. Some cut interest rates and others considered doing so. The European Central Bank revived its asset-purchase program. Global bond yields ended the period lower and corporate bond spreads narrowed, which pushed bond prices significantly higher.

•     Security selection drove the fund’s outperformance, and duration and yield-curve positioning helped. In emerging markets, the fund’s holdings in Mexico, Lithuania, Chile, and Indonesia added value. Among European corporate bonds, holdings in banks, consumer noncyclicals, health care, and electric utilities were bright spots for the fund. So were U.S. banks and utilities.

•     Detractors from relative performance included an allocation to Argentina, an out-of-benchmark allocation to Treasury Inflation-Protected Securities, and exposure to the U.S. auto sector.

•     The fund regularly uses derivatives to hedge portfolio risks. The fund’s holdings of forward currency contracts and bond futures contracts boosted performance over this period.

Market Barometer

	Average Annual Total Returns
	Periods Ended October 31, 2019
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	14.15%	14.73%	10.55%
Russell 2000 Index (Small-caps)	4.90	10.96	7.37
Russell 3000 Index (Broad U.S. market)	13.49	14.47	10.31
FTSE All-World ex US Index (International)	11.52	8.21	4.16

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	11.51%	3.29%	3.24%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	9.42	3.62	3.55
FTSE Three-Month U.S. Treasury Bill Index	2.35	1.57	0.98

CPI
Consumer Price Index	1.76%	2.11%	1.62%

2

Advisor’s Report

Vanguard Global Credit Bond Fund seeks to provide a moderate and sustainable level of current income by investing primarily in investment-grade corporate and noncorporate bonds in developed and emerging markets. The majority of its non-U.S. exposure is hedged to the U.S. dollar to mitigate currency risk.

The fund, which is an actively managed option in our lineup of global credit funds, has a broad mandate that lets our deep bench of investment professionals across the world focus on finding the best risk/reward opportunities in credit regardless of where it’s issued.

From its inception on November 15, 2018, through October 31, 2019, the fund returned 13.46% for Investor Shares and 13.60% for Admiral Shares. The fund’s benchmark returned 12.84% for the period.

With bond prices rising, the 30-day SEC yield declined to 2.11% for Investor Shares and to 2.21% for Admiral Shares. The 30-day SEC yield is a proxy for a fund’s potential annualized rate of income.

Investment environment

The financial markets were driven largely by shifts in the outlook for global growth and monetary policy during the period.

Toward the end of 2018, bond investors grew skittish at the prospect of less-accommodative monetary policy by some major central banks, especially as the global economy seemed to lose steam.

In December, the U.S. Federal Reserve raised its target range for the federal funds rate, its fourth hike in 2018, and the European Central Bank (ECB) announced it would bring its asset-purchase program to an end.

Other investor concerns as 2018 drew to a close included flare-ups in trade disputes, signs that China’s economy was slowing, and heightened geopolitical tensions in the Middle East. Greater risk aversion led to a sell-off in stocks and lower-quality bonds and a boost in demand for safer assets, including government bonds.

Further signs of a global slowdown and tepid inflation in the new year, however, led to a pivot in monetary policy toward a more accommodative bias across much of the world.

In March, the Fed announced that it would end its balance-sheet tapering. It reduced short-term interest rates in August, September, and October. Those cuts, the first in more than a decade, were justified by policymakers as “insurance” meant to cushion the effects of trade policies and prolong an economic expansion already in its 11th year. In September, the ECB pushed its deposit rate further into negative territory and announced a new round of asset purchases; at the same time, it cut its projections for euro zone growth and inflation for 2019 and 2020. Other central banks on the same page included those of New Zealand, India, Thailand, South Korea, Brazil, and Mexico.

3

In response, global bond yields ended the period lower across the maturity spectrum. The 2-year U.S. Treasury note, for example, fell 134 basis points to 1.52% and the bellwether 10-year U.S. Treasury note fell 145 basis points to 1.69%. (A basis point is one-hundredth of a percentage point.)

Management of the fund

We added value through a number of strategies during the period. While we don’t usually take significant directional bets on the market, we did going into 2019. The market had cheapened to the point where we took on more exposure to higher-beta issuers that we anticipated would benefit most in a market rebound. This tactical move worked out well for the fund.

For much of the period, however, we were more focused on finding relative value opportunities in and across markets. Emerging markets proved the biggest contributor to relative performance. Mexico, Lithuania, Chile, and Indonesia were bright spots for us.

European debt in the fund also performed well. We took advantage of some volatility there as well as tailwinds from technical factors related to the ECB’s corporate bond-buying as part of its quantitative-easing efforts. When spreads widened in Spain in response to political woes in Italy, we added long-dated Spanish government debt, which benefited the most when spreads subsequently narrowed.

We generated superior returns from U.S. corporate bonds, which constitute the largest segment in the index by market value. Selection proved strong in debt issued by banks, utilities, communications companies, and basic materials producers.

Duration and yield-curve positioning were modestly positive.

The fund held some out-of-benchmark allocations that, overall, helped performance. A small allocation to high-yield bonds added value. We had exposure to asset-backed securities and commercial mortgage-backed securities, which provided incremental return while dampening some of the return volatility in the broader market. The fund also had exposure to Treasury Inflation-Protected Securities to provide a cushion in the event that inflation expectations rose, but those securities detracted from performance for this period.

A small allocation to Argentina was another detractor. Argentina’s credit repriced sharply after a strong primary election showing by a less market-friendly presidential candidate ahead of the October general election, which the candidate won. Our position in U.S. auto sector debt also dampened performance.

The outlook

Global growth is set to keep softening, owing in part to further downdrafts from trade tensions and policy uncertainty. The

4

U.S. economy’s growth may slow to a pace of around 1% in 2020 after adjusting for inflation, below its normal trend growth of around 2%, with a not-negligible risk of a recession.

Other major economies are likely to see a deceleration as well. China, the world’s second-largest economy, is set to grow at around 5.8% in 2020—but that figure could be markedly lower without further stimulus. In the euro area, growth may stay below trend, at about 1%, given recent indications that manufacturing weakness is spilling over into supply chains and the services sector. This backdrop, along with modest wage gains and structural factors like technology advancements and globalization, is unlikely to fuel a surge in consumer prices.

The prospect of slowing growth and tame inflation is likely to elicit more monetary easing by major central banks. The Fed has cut rates by 75 basis points so far this year, and we believe it may make further reductions depending on how trade tariffs and the shape of the yield curve evolve. Other central banks stand ready to provide further monetary support, and fiscal stimulus is also under consideration, notably in Germany and China.

We are likely to see more bouts of volatility in the financial markets as the global economy slows and monetary and fiscal policy evolve, so our tactically defensive stance should allow us to take advantage of price dislocations as they arise.

The weakest debt issuers will be the most sensitive to a further deceleration in global growth, making rigorous credit analysis and dynamic management key to performance in 2020 in this asset class.

Whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek out opportunities to add to the fund’s performance.

Portfolio Managers:

Samuel C. Martinez, CFA

Daniel Shaykevich, Principal

Vanguard Fixed Income Group

November 26, 2019

5

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

6

Six Months Ended October 31, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Credit Bond Fund	4/30/2019	10/31/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,064.08	$1.77
AdmiralTM Shares	1,000.00	1,065.07	1.25
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.49	$1.73
Admiral Shares	1,000.00	1,024.00	1.22

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.34% for Investor Shares and 0.24% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

7

Global Credit Bond Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 15, 2018, Through October 31, 2019

Initial Investment of $10,000

	Total Returns
	Period Ended October 31, 2019
	Since	Final Value
	Inception	of a $10,000
	(11/15/2018)	Investment
Global Credit Bond Fund Investor Shares	13.46%	$11,346
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	12.84	11,284
Bloomberg Barclays Global Aggregate Bond Index ex USD	7.56	10,756

“Since Inception” performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standard(s).

	Since	Final Value
	Inception	of a $50,000
	(11/15/2018)	Investment
Global Credit Bond Fund Admiral Shares	13.60%	$56,802
Bloomberg Barclays Global Aggregate Credit Index (USD Hedged)	12.84	56,418
Bloomberg Barclays Global Aggregate Bond Index ex USD	7.56	53,779

“Since Inception” performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard(s).

See Financial Highlights for dividend and capital gains information.

8

Global Credit Bond Fund

Sector Diversification

As of October 31, 2019

Asset-Backed/Commercial Mortgage-Backed	3.1%
Finance	26.7
Foreign	17.5
Industrial	42.7
Treasury	1.7
Utilities	8.0
Other	0.3

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

9

Global Credit Bond Fund

Financial Statements

Statement of Net Assets

As of October 31, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Argentina (0.0%)
Sovereign Bonds (0.0%)
	Argentine Republic	6.875%	4/22/21	150	67
	Argentine Republic	6.875%	1/26/27	20	8
Total Argentina (Cost $91)					75
Australia (2.6%)
Corporate Bonds (2.6%)
1	Aurizon Network Pty Ltd.	4.000%	6/21/24	740	545
1,2	Australia & New Zealand Banking Group Ltd.	4.750%	5/13/27	1,000	726
3	Commonwealth Bank of Australia	3.610%	9/12/34	550	556
3	Commonwealth Bank of Australia	3.743%	9/12/39	500	503
1	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	360	274
1,4	Macquarie Group Ltd., 3M Australian Bank Bill Rate + 1.150%	2.185%	12/15/22	600	415
1	Macquarie Group Ltd.	3.250%	12/15/22	400	283
1	Qantas Airways Ltd.	4.400%	10/10/23	510	382
1,4	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.280%	1.128%	1/15/22	950	644
	Westpac Banking Corp.	3.300%	2/26/24	870	910
	Westpac Banking Corp.	4.110%	7/24/34	150	158
Total Australia (Cost $5,326)					5,396
Belgium (0.6%)
Corporate Bonds (0.6%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	180	207
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	375	447
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	280	312
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	259
Total Belgium (Cost $1,065)					1,225
Bermuda (0.6%)
Sovereign Bond (0.6%)
2	Bermuda	4.750%	2/15/29	1,150	1,303
Total Bermuda (Cost $1,153)					1,303

10

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Brazil (0.9%)
Corporate Bonds (0.7%)
3	Braskem Netherlands Finance BV	5.875%	1/31/50	700	695
	Vale Overseas Ltd.	6.250%	8/10/26	504	585
5	Vale SA	3.750%	1/10/23	100	121
					1,401
Sovereign Bond (0.2%)
2	Federative Republic of Brazil	4.500%	5/30/29	530	557
Total Brazil (Cost $1,886)					1,958
Canada (4.0%)
Corporate Bonds (2.4%)
3	1011778 BC ULC / New Red Finance Inc.	5.000%	10/15/25	20	21
3	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	40	40
3	Alimentation Couche-Tard Inc.	3.550%	7/26/27	300	311
3	Alimentation Couche-Tard Inc.	4.500%	7/26/47	150	161
3	MEG Energy Corp.	6.500%	1/15/25	10	10
	Nutrien Ltd.	3.375%	3/15/25	100	104
	Nutrien Ltd.	4.125%	3/15/35	70	75
	Nutrien Ltd.	4.900%	6/1/43	40	45
	Royal Bank of Canada	2.550%	7/16/24	1,250	1,271
6	Toronto-Dominion Bank	2.850%	3/8/24	2,225	1,724
	TransCanada PipeLines Ltd.	3.750%	10/16/23	590	624
	TransCanada PipeLines Ltd.	4.625%	3/1/34	205	233
	TransCanada PipeLines Ltd.	4.875%	5/15/48	235	271
					4,890
Sovereign Bonds (1.6%)
6	Canada	1.000%	9/1/22	1,400	1,049
6	Canada	5.750%	6/1/33	250	289
6	Canada	4.000%	6/1/41	500	545
6	Canada	2.750%	12/1/48	300	289
3	Ontario Teachers’ Cadillac Fairview Properties Trust	3.875%	3/20/27	800	865
3	Ontario Teachers’ Cadillac Fairview Properties Trust	4.125%	2/1/29	350	389
					3,426
Total Canada (Cost $8,118)					8,316
Chile (1.1%)
Sovereign Bonds (1.1%)
	Empresa Nacional del Petroleo	4.750%	12/6/21	600	625
	Empresa Nacional del Petroleo	4.375%	10/30/24	1,600	1,684
Total Chile (Cost $2,313)					2,309
China (0.3%)
Corporate Bond (0.0%)
3	Eagle Intermediate Global Holding BV / Ruyi US Finance LLC	7.500%	5/1/25	50	43

Sovereign Bond (0.3%)
	Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	500	515
Total China (Cost $552)					558

11

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Colombia (0.3%)
Sovereign Bond (0.3%)
2	Republic of Colombia	4.500%	1/28/26	539	588
Total Colombia (Cost $567)					588
Cote d’Ivoire (0.3%)
Sovereign Bond (0.3%)
5	Republic of Cote d’Ivoire	5.875%	10/17/31	580	655
Total Cote d’Ivoire (Cost $632)					655
Croatia (0.1%)
Sovereign Bond (0.1%)
5	Republic of Croatia	1.125%	6/19/29	140	164
Total Croatia (Cost $160)					164
El Salvador (0.2%)
Sovereign Bond (0.2%)
2,3	Republic of El Salvador	7.125%	1/20/50	375	379
Total El Salvador (Cost $375)					379
France (2.9%)
Corporate Bonds (2.9%)
5	Auchan Holding SA	2.375%	4/25/25	1,100	1,262
5	Engie SA	1.000%	3/13/26	2,300	2,711
5	Total Capital International SA	1.375%	10/4/29	1,700	2,094
Total France (Cost $6,091)					6,067
Germany (1.8%)
Corporate Bonds (1.4%)
7	Aroundtown SA	3.250%	7/18/27	800	1,068
5	Aroundtown SA	1.625%	1/31/28	400	461
5	Aroundtown SA	1.450%	7/9/28	400	454
1	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	354
3	Volkswagen Group of America Finance LLC	2.700%	9/26/22	650	656
					2,993
Sovereign Bond (0.4%)
5	Federal Republic of Germany	4.750%	7/4/40	325	731
Total Germany (Cost $3,678)					3,724
Honduras (0.1%)
Sovereign Bond (0.1%)
	Republic of Honduras	6.250%	1/19/27	150	161
Total Honduras (Cost $161)					161
Hong Kong (0.2%)
Corporate Bond (0.2%)
3	AIA Group Ltd.	3.600%	4/9/29	467	498
Total Hong Kong (Cost $465)					498

12

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
India (0.9%)
Sovereign Bonds (0.9%)
	Export-Import Bank of India	3.875%	3/12/24	800	838
	NTPC Ltd.	3.750%	4/3/24	1,075	1,109
Total India (Cost $1,937)					1,947
Indonesia (1.0%)
Sovereign Bonds (1.0%)
3,5	Perusahaan Listrik Negara PT	1.875%	11/5/31	370	410
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	450	484
	Republic of Indonesia	5.375%	10/17/23	600	663
	Republic of Indonesia	5.875%	1/15/24	450	507
Total Indonesia (Cost $1,976)					2,064
Ireland (0.2%)
Asset-Backed/Commercial Mortgage-Backed Security (0.2%)
2,3	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	425	428
Total Ireland (Cost $425)					428
Israel (0.8%)
Sovereign Bond (0.8%)
5	State of Israel	2.875%	1/29/24	1,382	1,733
Total Israel (Cost $1,711)					1,733
Italy (1.4%)
Corporate Bonds (0.7%)
3	Intesa Sanpaolo SPA	3.250%	9/23/24	500	503
3	Intesa Sanpaolo SPA	4.000%	9/23/29	1,000	1,014
					1,517
Sovereign Bond (0.7%)
3,5	Republic of Italy	3.850%	9/1/49	850	1,338
Total Italy (Cost $2,825)					2,855
Japan (2.0%)
Corporate Bonds (1.5%)
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,940	2,032
3	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	270
3	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	700	822
					3,124
Sovereign Bonds (0.5%)
8	Japan	0.100%	6/20/24	65,000	612
8	Japan	0.100%	12/20/26	30,000	285
8	Japan	0.100%	6/20/29	10,000	95
8	Japan	1.700%	9/20/33	6,000	68
					1,060
Total Japan (Cost $4,081)					4,184
Lithuania (0.2%)
Sovereign Bond (0.2%)
	Republic of Lithuania	6.625%	2/1/22	400	441
Total Lithuania (Cost $426)					441

13

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Mexico (1.6%)
Corporate Bond (0.5%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,042

Sovereign Bonds (1.1%)
	Petroleos Mexicanos	6.875%	8/4/26	600	658
	Petroleos Mexicanos	6.750%	9/21/47	950	946
3	Petroleos Mexicanos	7.690%	1/23/50	700	763
					2,367
Total Mexico (Cost $3,301)					3,409
Netherlands (2.9%)
Corporate Bonds (2.9%)
3	LeasePlan Corp. NV	2.875%	10/24/24	1,025	1,029
7	NIBC Bank NV	3.125%	11/15/23	1,600	2,143
2,5	NN Group NV	4.375%	12/31/49	700	859
3	NXP BV / NXP Funding LLC	4.125%	6/1/21	400	410
3	NXP BV / NXP Funding LLC	4.875%	3/1/24	1,360	1,474
3	OCI NV	5.250%	11/1/24	20	21
3	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
3	Trivium Packaging Finance BV	8.500%	8/15/27	5	5
Total Netherlands (Cost $5,766)					5,946
New Zealand (0.0%)
Corporate Bond (0.0%)
3,4	Reynolds Group Issuer Inc. / Reynolds Group
	Issuer LLC / Reynolds Group Issuer Lu, 3M
	USD LIBOR + 3.500%	5.501%	7/15/21	50	50
Total New Zealand (Cost $50)					50
Paraguay (0.5%)
Sovereign Bonds (0.5%)
	Republic of Paraguay	5.000%	4/15/26	850	939
Total Paraguay (Cost $927)					939
Peru (0.2%)
Sovereign Bond (0.2%)
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	300	329
Total Peru (Cost $297)					329
Romania (0.3%)
Sovereign Bonds (0.3%)
	Republic of Romania	4.375%	8/22/23	200	214
3,5	Republic of Romania	4.625%	4/3/49	325	472
Total Romania (Cost $646)					686
Russia (0.9%)
Sovereign Bonds (0.9%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	435
	Russian Federation	4.750%	5/27/26	600	660
	Russian Federation	5.100%	3/28/35	600	693
Total Russia (Cost $1,667)					1,788

14

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Saudi Arabia (0.5%)
Sovereign Bonds (0.5%)
	Kingdom of Saudi Arabia	3.625%	3/4/28	313	329
3	KSA Sukuk Ltd.	2.969%	10/29/29	600	599
Total Saudi Arabia (Cost $930)					928
South Africa (1.4%)
Sovereign Bonds (1.4%)
	Republic of South Africa	5.875%	9/16/25	300	327
9	Republic of South Africa	10.500%	12/21/26	21,500	1,572
	Republic of South Africa	4.850%	9/27/27	300	304
	Republic of South Africa	4.850%	9/30/29	620	614
Total South Africa (Cost $2,968)					2,817
Spain (0.2%)
Corporate Bond (0.2%)
	Telefonica Emisiones SAU	4.895%	3/6/48	375	420
Total Spain (Cost $408)					420
Supranational (1.7%)
Sovereign Bonds (1.7%)
3	Banque Ouest Africaine de Developpement	4.700%	10/22/31	500	509
5,10	European Financial Stability Facility	1.750%	10/29/20	1,000	1,140
5,10	European Financial Stability Facility	0.100%	1/19/21	500	561
5,10	European Financial Stability Facility	0.000%	11/17/22	1,200	1,356
Total Supranational (Cost $3,594)					3,566
Sweden (1.6%)
Corporate Bonds (1.6%)
5	Samhallsbyggnadsbolaget i Norden AB	1.750%	1/14/25	2,000	2,303
5	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	300	332
	Svenska Handelsbanken AB	3.900%	11/20/23	630	673
Total Sweden (Cost $3,261)					3,308
Switzerland (2.5%)
Corporate Bonds (2.5%)
5	Richemont International Holding SA	1.000%	3/26/26	3,400	3,985
3	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	404
3	UBS Group Funding Switzerland AG	4.125%	9/24/25	700	760
Total Switzerland (Cost $5,036)					5,149
United Arab Emirates (0.7%)
Sovereign Bonds (0.7%)
3	Emirate of Abu Dhabi	2.125%	9/30/24	750	746
3	Emirate of Abu Dhabi	3.125%	9/30/49	800	767
Total United Arab Emirates (Cost $1,527)					1,513
United Kingdom (8.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
2,3,4	DELAM 2018-1, 1M USD LIBOR + 0.700%	2.546%	11/19/25	400	400
7	Intu SGS Finance plc	4.250%	9/17/30	240	266
					666
Corporate Bonds (7.7%)
	AstraZeneca plc	4.000%	1/17/29	225	252
2	Barclays plc	3.932%	5/7/25	700	730

15

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
7	BG Energy Capital plc	5.125%	12/1/25	2,300	3,645
	BP Capital Markets plc	3.279%	9/19/27	85	90
7	BUPA Finance plc	5.000%	12/8/26	800	1,176
7	Centrica plc	4.375%	3/13/29	470	720
3	Connect Finco SARL / Connect US Finco LLC	6.750%	10/1/26	15	16
7	Hammerson plc	3.500%	10/27/25	500	656
7	Hammerson plc	7.250%	4/21/28	200	327
2	HSBC Holdings plc	3.803%	3/11/25	1,100	1,152
2,11	HSBC Holdings plc	2.633%	11/7/25	540	540
5	International Consolidated Airlines Group SA	1.500%	7/4/27	700	774
7	Motability Operations Group plc	4.375%	2/8/27	750	1,175
7	Motability Operations Group plc	3.625%	3/10/36	760	1,208
	Reynolds American Inc.	4.450%	6/12/25	665	714
2	Royal Bank of Scotland Group plc	4.269%	3/22/25	470	498
7	Santander UK plc	3.875%	10/15/29	500	774
2,7	Society of Lloyd’s	4.875%	2/7/47	700	1,002
	Unilever Capital Corp.	2.600%	5/5/24	235	241
	Vodafone Group plc	4.125%	5/30/25	400	433
					16,123
Sovereign Bonds (0.8%)
7	United Kingdom of Great Britain and Northern Ireland	1.750%	9/7/37	485	703
7	United Kingdom of Great Britain and Northern Ireland	3.250%	1/22/44	150	282
7	United Kingdom of Great Britain and Northern Ireland	1.500%	7/22/47	250	353
7	United Kingdom of Great Britain and Northern Ireland	3.500%	7/22/68	90	227
					1,565
Total United Kingdom (Cost $17,800)					18,354
United States (52.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (2.6%)
2	AmeriCredit Automobile Receivables Trust 2019-1	3.620%	3/18/25	200	207
2	BANK 2018 - BN15	4.407%	11/15/61	215	248
2	BANK 2019 - BN17	3.714%	4/15/52	10	11
2	CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	250	268
2	Citigroup Commercial Mortgage Trust 2018-C6	4.343%	11/10/51	320	359
2	COMM 2013-CCRE13 Mortgage Trust	4.890%	11/10/46	135	144
2	COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	75	81
2	COMM 2015-CCRE27 Mortgage Trust	4.471%	10/10/48	135	144
2	CSAIL 2016-C7 Commercial Mortgage Trust	3.502%	11/15/49	10	11
2	CSAIL 2019-C15 Commercial Mortgage Trust	4.053%	3/15/52	10	11
2	Drive Auto Receivables Trust 2018-5	4.300%	4/15/26	300	311
2,3	EDvestinU Private Education Loan Trust (EDVES) 2019-A	3.580%	11/25/38	93	96
2,3,4,12	Fannie Mae Connecticut Avenue Securities 2019-R03, 1M USD LIBOR + 0.750%	2.573%	9/25/31	230	230
2,3	Ford Credit Auto Owner Trust 2017-2	2.360%	3/15/29	150	151
2,3,12	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI1	3.740%	2/25/48	127	127

16

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2,3,12	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-SPI4	4.458%	11/25/48	90	90
2,3	GMF Floorplan Owner Revolving Trust 2018-2	3.130%	3/15/23	300	305
2,3	Hardee’s Funding HNGRY 2018-1	4.959%	6/20/48	198	202
2,3	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	203	211
2	JPMBB Commercial Mortgage Securities Trust 2014-C19	3.997%	4/15/47	75	81
2	JPMBB Commercial Mortgage Securities Trust 2014-C24	3.639%	11/15/47	14	15
2	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	125	128
2,3	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	700	725
2,3	Progress Residential 2017-SFR1 Trust	2.768%	8/17/34	279	280
2,3	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	25	26
2,3	Tesla Auto Lease Trust 2018-B	4.120%	10/20/21	100	102
2,3	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	100	102
2,3	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	163	166
2	UBS Commercial Mortgage Trust 2019-C16	3.460%	4/15/52	30	32
2	Wells Fargo Commercial Mortgage Trust 2015-C26	3.166%	2/15/48	100	105
2	Wells Fargo Commercial Mortgage Trust 2015-C30	3.664%	9/15/58	260	280
2	Wells Fargo Commercial Mortgage Trust 2018-C48	4.245%	1/15/52	20	22
2	Wells Fargo Commercial Mortgage Trust 2019-C49	4.023%	3/15/52	10	11
2	Wells Fargo Commercial Mortgage Trust 2019-C50	3.635%	5/15/52	50	54
					5,336
Corporate Bonds (48.1%)
	AbbVie Inc.	3.600%	5/14/25	1,150	1,205
	AbbVie Inc.	4.875%	11/14/48	285	314
	AEP Transmission Co. LLC	4.250%	9/15/48	200	232
	Aflac Inc.	3.250%	3/17/25	410	431
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	325	354
	Allina Health System	3.887%	4/15/49	175	196
3	Allison Transmission Inc.	4.750%	10/1/27	30	31
	Altria Group Inc.	4.400%	2/14/26	494	533
	Altria Group Inc.	4.800%	2/14/29	440	483
	Altria Group Inc.	5.375%	1/31/44	55	62
	Altria Group Inc.	5.950%	2/14/49	25	29
3	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	25
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	103
	Appalachian Power Co.	4.500%	3/1/49	100	119
	Apple Inc.	3.350%	2/9/27	500	536
	Apple Inc.	3.850%	8/4/46	771	865
	Aramark Services Inc.	4.750%	6/1/26	60	62
	Arizona Public Service Co.	2.600%	8/15/29	120	121
	AT&T Inc.	3.400%	5/15/25	691	724
	AT&T Inc.	4.300%	12/15/42	90	94
	AT&T Inc.	4.750%	5/15/46	135	149
	AT&T Inc.	5.150%	11/15/46	140	163
	AT&T Inc.	4.500%	3/9/48	55	59

17

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	AT&T Inc.	4.550%	3/9/49	150	161
	Ball Corp.	4.875%	3/15/26	10	11
2	Bank of America Corp.	3.366%	1/23/26	962	1,007
2	Bank of America Corp.	3.824%	1/20/28	509	549
2	Bank of America Corp.	3.974%	2/7/30	660	723
3	Bausch Health Americas Inc.	9.250%	4/1/26	5	6
3	Bausch Health Cos. Inc.	5.750%	8/15/27	10	11
3	Bausch Health Cos. Inc.	7.000%	1/15/28	40	43
	BB&T Corp.	2.500%	8/1/24	700	709
5	Berkshire Hathaway Inc.	1.125%	3/16/27	1,300	1,538
3	Berry Global Inc.	4.500%	2/15/26	20	20
3	Berry Global Inc.	4.875%	7/15/26	20	21
	BlackRock Inc.	3.200%	3/15/27	400	425
	BlackRock Inc.	3.250%	4/30/29	758	814
	Boeing Co.	3.500%	3/1/39	425	434
	BP Capital Markets America Inc.	3.796%	9/21/25	335	363
	BP Capital Markets America Inc.	3.410%	2/11/26	200	212
	BP Capital Markets America Inc.	3.017%	1/16/27	220	228
	BP Capital Markets America Inc.	3.588%	4/14/27	250	269
3	Bristol-Myers Squibb Co.	3.200%	6/15/26	590	624
3	Bristol-Myers Squibb Co.	3.400%	7/26/29	300	323
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	300	309
3	Broadcom Inc.	4.250%	4/15/26	150	157
	Buckeye Partners LP	3.950%	12/1/26	10	9
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	580	618
	Camden Property Trust	3.350%	11/1/49	355	359
	CBS Corp.	2.900%	1/15/27	550	550
3	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	40	41
3	CDK Global Inc.	5.250%	5/15/29	20	21
	CDW LLC / CDW Finance Corp.	4.250%	4/1/28	20	21
	Celgene Corp.	4.550%	2/20/48	169	206
	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	1,000	1,029
3	CFX Escrow Corp.	6.375%	2/15/26	15	16
	Charles Schwab Corp.	3.850%	5/21/25	810	876
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	850	914
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.125%	7/1/49	400	425
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	300	333
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	120	130
3	Churchill Downs Inc.	5.500%	4/1/27	40	42
3	Churchill Downs Inc.	4.750%	1/15/28	20	21
	Cigna Corp.	4.800%	8/15/38	255	291
	Cimarex Energy Co.	3.900%	5/15/27	25	25
	Cimarex Energy Co.	4.375%	3/15/29	45	47
	Citigroup Inc.	3.200%	10/21/26	321	333
2	Citigroup Inc.	3.668%	7/24/28	514	546
3	Clean Harbors Inc.	4.875%	7/15/27	15	16
3	Clean Harbors Inc.	5.125%	7/15/29	15	16
	Comcast Corp.	4.400%	8/15/35	325	376
	Comcast Corp.	3.250%	11/1/39	275	281
	Comcast Corp.	4.700%	10/15/48	899	1,105

18

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	CommonSpirit Health	2.760%	10/1/24	100	101
	Commonwealth Edison Co.	3.800%	10/1/42	165	181
	Commonwealth Edison Co.	3.750%	8/15/47	130	143
3	CommScope Finance LLC	5.500%	3/1/24	6	6
3	CommScope Finance LLC	8.250%	3/1/27	10	9
	Concho Resources Inc.	4.850%	8/15/48	150	168
	Connecticut Light & Power Co.	3.200%	3/15/27	800	846
	ConocoPhillips Co.	4.300%	11/15/44	100	116
	Constellation Brands Inc.	3.150%	8/1/29	125	127
	Crown Castle International Corp.	3.700%	6/15/26	1,799	1,906
3	CSC Holdings LLC	5.375%	2/1/28	40	42
3	CSC Holdings LLC	5.750%	1/15/30	25	26
	CSX Corp.	4.750%	11/15/48	240	291
	CVS Health Corp.	2.750%	12/1/22	750	766
	CVS Health Corp.	3.700%	3/9/23	365	380
	CVS Health Corp.	3.000%	8/15/26	600	609
	CVS Health Corp.	4.300%	3/25/28	128	139
	CVS Health Corp.	3.250%	8/15/29	40	40
	CVS Health Corp.	4.780%	3/25/38	90	99
	CVS Health Corp.	5.050%	3/25/48	179	205
	DaVita Inc.	5.125%	7/15/24	25	25
	Delta Air Lines Inc.	2.900%	10/28/24	300	299
	Devon Energy Corp.	5.850%	12/15/25	250	297
	Devon Energy Corp.	5.000%	6/15/45	240	274
3	Diamond Sports Group LLC / Diamond Sports Finance Co.	6.625%	8/15/27	30	31
	Diamondback Energy Inc.	4.750%	11/1/24	71	73
	Discovery Communications LLC	5.300%	5/15/49	325	363
	Dominion Energy Inc.	4.050%	9/15/42	200	213
3	Dow Chemical Co.	3.625%	5/15/26	160	168
	Dow Chemical Co.	4.375%	11/15/42	110	115
	DTE Energy Co.	2.600%	6/15/22	880	888
	DTE Energy Co.	3.800%	3/15/27	95	101
	DTE Energy Co.	3.400%	6/15/29	215	223
	Duke Energy Carolinas LLC	2.450%	8/15/29	160	161
	Duke Energy Carolinas LLC	4.250%	12/15/41	130	150
	Duke Energy Corp.	3.400%	6/15/29	700	732
	Duke Energy Florida LLC	3.400%	10/1/46	65	67
	Duke Energy Progress LLC	4.100%	5/15/42	130	148
	DuPont de Nemours Inc.	5.319%	11/15/38	180	215
	Eastman Chemical Co.	4.500%	12/1/28	80	89
	Eastman Chemical Co.	4.650%	10/15/44	30	32
5	Eli Lilly & Co.	0.625%	11/1/31	790	882
	Encompass Health Corp.	4.500%	2/1/28	13	13
	Encompass Health Corp.	4.750%	2/1/30	10	10
	Energy Transfer Operating LP	5.500%	6/1/27	147	165
	Energy Transfer Operating LP	6.250%	4/15/49	270	323
	Energy Transfer Partners LP	4.950%	6/15/28	200	218
	Energy Transfer Partners LP	5.800%	6/15/38	125	142
	Enstar Group Ltd.	4.950%	6/1/29	375	397
	Entergy Louisiana LLC	3.250%	4/1/28	300	316
	Entergy Louisiana LLC	4.200%	9/1/48	170	197
	Entergy Texas Inc.	3.550%	9/30/49	135	140
	Enterprise Products Operating LLC	4.050%	2/15/22	985	1,028

19

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Enterprise Products Operating LLC	3.125%	7/31/29	205	210
	Enterprise Products Operating LLC	5.950%	2/1/41	160	205
	Enterprise Products Operating LLC	4.250%	2/15/48	75	80
	Enterprise Products Operating LLC	4.800%	2/1/49	75	86
	EQT Corp.	3.900%	10/1/27	40	35
	Equinix Inc.	5.375%	5/15/27	15	16
	ERP Operating LP	2.500%	2/15/30	730	723
	Evergy Inc.	2.900%	9/15/29	400	402
	Exelon Corp.	4.450%	4/15/46	175	198
	FedEx Corp.	3.100%	8/5/29	390	389
3	FirstEnergy Transmission LLC	4.350%	1/15/25	1,000	1,074
	Fiserv Inc.	2.750%	7/1/24	350	357
	Fiserv Inc.	3.200%	7/1/26	400	418
	Fiserv Inc.	3.500%	7/1/29	190	200
	Florida Power & Light Co.	3.700%	12/1/47	320	351
	FMC Corp.	3.200%	10/1/26	125	128
	FMC Corp.	4.500%	10/1/49	45	48
3	Fox Corp.	5.576%	1/25/49	200	253
	General Mills Inc.	4.700%	4/17/48	75	88
	General Motors Co.	5.200%	4/1/45	100	98
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	406
	General Motors Financial Co. Inc.	3.500%	11/7/24	700	712
	General Motors Financial Co. Inc.	4.350%	1/17/27	108	111
	Gilead Sciences Inc.	3.650%	3/1/26	1,000	1,076
	Goldman Sachs Group Inc.	3.750%	5/22/25	1,139	1,208
2	Goldman Sachs Group Inc.	4.411%	4/23/39	86	97
1,4	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.550%	2.560%	5/2/24	300	209
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	10	10
	Hartford Financial Services Group Inc.	2.800%	8/19/29	1,115	1,122
	HCA Inc.	5.375%	2/1/25	5	5
	HCA Inc.	5.250%	6/15/26	175	196
	HCA Inc.	5.375%	9/1/26	45	49
	HCA Inc.	5.250%	6/15/49	150	166
	Healthpeak Properties Inc.	3.250%	7/15/26	195	203
	Healthpeak Properties Inc.	3.500%	7/15/29	630	665
3	Hill-Rom Holdings Inc.	4.375%	9/15/27	15	15
	Hilton Domestic Operating Co. Inc.	5.125%	5/1/26	20	21
	Home Depot Inc.	3.900%	12/6/28	96	109
	Home Depot Inc.	2.950%	6/15/29	50	53
	Home Depot Inc.	3.900%	6/15/47	200	230
13	Illinois Tool Works Inc.	2.650%	11/15/26	1,150	1,192
	Intel Corp.	3.700%	7/29/25	400	434
	Intel Corp.	3.734%	12/8/47	328	366
14	International Business Machines Corp.	3.300%	5/15/26	820	867
	JB Hunt Transport Services Inc.	3.875%	3/1/26	285	305
	Johnson Controls International plc	5.125%	9/14/45	28	33
	JPMorgan Chase & Co.	2.295%	8/15/21	290	290
2	JPMorgan Chase & Co.	3.540%	5/1/28	1,368	1,454
2	JPMorgan Chase & Co.	3.509%	1/23/29	30	32
2	JPMorgan Chase & Co.	2.739%	10/15/30	625	623
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	685
	Kinder Morgan Energy Partners LP	5.000%	10/1/21	500	522
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	260	302
	Kinder Morgan Inc.	5.550%	6/1/45	25	29

20

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
3	Kraft Heinz Foods Co.	3.750%	4/1/30	37	38
	Kroger Co.	2.650%	10/15/26	265	264
	Kroger Co.	3.700%	8/1/27	125	133
	Lam Research Corp.	3.750%	3/15/26	200	216
	Lennar Corp.	4.500%	11/15/19	40	40
	Lennar Corp.	5.250%	6/1/26	40	44
3	Level 3 Financing Inc.	4.625%	9/15/27	60	61
	Lincoln National Corp.	4.350%	3/1/48	200	220
3	Live Nation Entertainment Inc.	5.625%	3/15/26	10	11
3	Live Nation Entertainment Inc.	4.750%	10/15/27	45	47
	Lockheed Martin Corp.	3.800%	3/1/45	565	623
	Lowe’s Cos. Inc.	3.100%	5/3/27	355	369
	Lowe’s Cos. Inc.	4.050%	5/3/47	100	107
	Marathon Oil Corp.	4.400%	7/15/27	40	43
	Marathon Oil Corp.	5.200%	6/1/45	20	22
	Marathon Petroleum Corp.	3.800%	4/1/28	100	105
	Marathon Petroleum Corp.	4.750%	9/15/44	40	44
	Mastercard Inc.	3.650%	6/1/49	345	388
	McDonald’s Corp.	2.625%	9/1/29	625	625
	McDonald’s Corp.	3.625%	9/1/49	100	101
5	McKesson Corp.	1.625%	10/30/26	1,000	1,173
5	Medtronic Global Holdings SCA	1.500%	7/2/39	580	670
	Merck & Co. Inc.	3.400%	3/7/29	310	337
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	45	48
	MGM Resorts International	4.625%	9/1/26	35	37
3	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	644	706
2	Morgan Stanley	2.720%	7/22/25	500	506
2	Morgan Stanley	3.591%	7/22/28	275	291
	MPLX LP	4.000%	3/15/28	140	146
	MPLX LP	4.500%	4/15/38	145	147
	MPLX LP	4.700%	4/15/48	70	71
3	Mueller Water Products Inc.	5.500%	6/15/26	25	26
5	Mylan NV	3.125%	11/22/28	750	948
3	National CineMedia LLC	5.875%	4/15/28	20	21
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	250	297
3	Nestle Holdings Inc.	4.000%	9/24/48	600	700
	Netflix Inc.	4.375%	11/15/26	15	15
	Newmont Goldcorp Corp.	2.800%	10/1/29	380	375
3	Nexstar Escrow Inc.	5.625%	7/15/27	10	11
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	500	530
	Noble Energy Inc.	3.850%	1/15/28	100	104
	Noble Energy Inc.	4.200%	10/15/49	40	39
	Norfolk Southern Corp.	4.100%	5/15/49	75	85
	Northrop Grumman Corp.	4.030%	10/15/47	85	95
	NRG Energy Inc.	7.250%	5/15/26	10	11
	Occidental Petroleum Corp.	2.700%	8/15/22	2,185	2,207
	Occidental Petroleum Corp.	2.900%	8/15/24	235	237
	Occidental Petroleum Corp.	5.550%	3/15/26	180	204
	Occidental Petroleum Corp.	6.450%	9/15/36	25	31
	Occidental Petroleum Corp.	4.500%	7/15/44	60	61
	Omega Healthcare Investors Inc.	5.250%	1/15/26	946	1,050
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	320	338
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	458

21

Global Credit Bond Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	170	190
	ONEOK Inc.	4.450%	9/1/49	135	134
	PacifiCorp	4.150%	2/15/50	200	229
3	Panther BF Aggregator 2 LP / Panther Finance Co. Inc.	8.500%	5/15/27	25	25
3	Parsley Energy LLC / Parsley Finance Corp.	6.250%	6/1/24	10	10
3	Parsley Energy LLC / Parsley Finance Corp.	5.625%	10/15/27	25	26
	PayPal Holdings Inc.	2.400%	10/1/24	400	401
	PECO Energy Co.	4.150%	10/1/44	130	150
3	Performance Food Group Inc.	5.500%	6/1/24	35	36
3	Performance Food Group Inc.	5.500%	10/15/27	30	32
	Pfizer Inc.	3.600%	9/15/28	285	314
	Phillips 66 Partners LP	3.150%	12/15/29	45	44
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	160	169
	PNC Financial Services Group Inc.	3.150%	5/19/27	78	82
3	Post Holdings Inc.	5.750%	3/1/27	10	11
5	Praxair Inc.	1.200%	2/12/24	4,000	4,691
	Precision Castparts Corp.	2.500%	1/15/23	550	560
	Precision Castparts Corp.	3.250%	6/15/25	180	191
	Principal Financial Group Inc.	3.700%	5/15/29	105	114
	Public Service Co. of Colorado	3.200%	3/1/50	135	137
	Public Service Electric & Gas Co.	3.200%	8/1/49	100	103
	PulteGroup Inc.	5.500%	3/1/26	25	28
3	Qorvo Inc.	4.375%	10/15/29	50	50
	QUALCOMM Inc.	3.450%	5/20/25	600	634
3	Resideo Funding Inc.	6.125%	11/1/26	45	45
	Rockwell Collins Inc.	3.500%	3/15/27	525	564
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	220	252
	Sabra Health Care LP	3.900%	10/15/29	737	735
	Sherwin-Williams Co.	2.950%	8/15/29	135	136
	Simon Property Group LP	3.250%	9/13/49	410	403
3	Sirius XM Radio Inc.	4.625%	7/15/24	10	10
3	Sirius XM Radio Inc.	5.000%	8/1/27	10	10
	SM Energy Co.	6.125%	11/15/22	16	15
	Southern California Edison Co.	4.000%	4/1/47	70	73
	Southern California Edison Co.	4.875%	3/1/49	20	24
	Sprint Corp.	7.125%	6/15/24	10	11
	Sprint Corp.	7.625%	2/15/25	10	11
3	SS&C Technologies Inc.	5.500%	9/30/27	15	16
	T-Mobile USA Inc.	4.750%	2/1/28	30	32
3	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	40	43
3	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
3	Tenet Healthcare Corp.	4.875%	1/1/26	30	31
3	Tenet Healthcare Corp.	6.250%	2/1/27	12	13
3	Tenet Healthcare Corp.	5.125%	11/1/27	5	5
	Thermo Fisher Scientific Inc.	2.950%	9/19/26	300	312
3	TransDigm Inc.	6.250%	3/15/26	35	37
	TransDigm Inc.	7.500%	3/15/27	10	11
3	TransDigm Inc.	5.500%	11/15/27	45	45
	Tyson Foods Inc.	5.100%	9/28/48	315	386
	UDR Inc.	3.100%	11/1/34	475	477
	Union Electric Co.	4.000%	4/1/48	65	74
	Union Electric Co.	3.250%	10/1/49	135	138

22

Global Credit Bond Fund

					Face	Market
				Maturity	Amount	Value•
			Coupon	Date	($000)	($000)
		United Rentals North America Inc.	4.625%	10/15/25	55	56
		United Rentals North America Inc.	3.875%	11/15/27	25	25
		United Technologies Corp.	2.800%	5/4/24	650	670
		United Technologies Corp.	4.625%	11/16/48	325	403
		UnitedHealth Group Inc.	3.500%	8/15/39	1,068	1,108
		Valero Energy Corp.	4.350%	6/1/28	70	76
		Valero Energy Corp.	4.900%	3/15/45	30	34
		Verisk Analytics Inc.	4.000%	6/15/25	550	595
		Verisk Analytics Inc.	4.125%	3/15/29	135	149
		Verizon Communications Inc.	4.125%	3/16/27	330	367
		Verizon Communications Inc.	4.400%	11/1/34	175	202
		Verizon Communications Inc.	4.522%	9/15/48	555	651
		Verizon Communications Inc.	5.012%	4/15/49	250	320
		Virginia Electric & Power Co.	3.150%	1/15/26	75	78
		Virginia Electric & Power Co.	2.950%	11/15/26	940	979
3		Vistra Operations Co. LLC	5.000%	7/31/27	10	10
		Walt Disney Co.	3.000%	2/13/26	280	296
3		Walt Disney Co.	6.650%	11/15/37	160	239
2		Wells Fargo & Co.	2.879%	10/30/30	700	707
7		Wells Fargo Bank NA	5.250%	8/1/23	4,100	6,016
		Western Digital Corp.	4.750%	2/15/26	30	31
		Western Midstream Operating LP	4.500%	3/1/28	30	29
		Williams Cos. Inc.	3.750%	6/15/27	145	151
		WRKCo Inc.	4.650%	3/15/26	430	475
		WRKCo Inc.	3.900%	6/1/28	270	289
						100,052
Taxable Municipal Bond (0.3%)
15		New Jersey Economic Development Authority
		Revenue (State Pension Funding)	7.425%	2/15/29	550	701

U.S. Government and Agency Obligations (1.7%)
14		United States Treasury Inflation Indexed Bonds	0.250%	7/15/29	2,100	2,126
14,16		United States Treasury Note/Bond	4.375%	2/15/38	745	1,024
		United States Treasury Note/Bond	3.125%	5/15/48	300	360
						3,510
Total United States (Cost $105,861)						109,599

					Shares
Temporary Cash Investments (1.8%)
17		Vanguard Market Liquidity Fund (Cost $3,831)	1.984%		38,307	3,831

					Notional
		Expiration		Exercise	Amount
		Date	Contracts	Price	(000)
Options Purchased (0.0%)
Exchange-Traded Options (0.0%)
	Put Options
	10-Year U.S. Treasury Note Futures Contracts	11/22/19	42	$129.00	5,418	5

23

Global Credit Bond Fund

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value•
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.423% Semiannually	BARC	1/8/20	1.423%	417	2
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.130% Semiannually	BNPSW	9/21/20	1.130%	615	5
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.420% Semiannually	GSCM	1/8/20	1.420%	417	2
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.205% Semiannually	JPMC	1/7/20	1.205%	1,728	3
10-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 1.721% Semiannually	MSCS	1/22/20	1.721%	417	8
					20
Put Swaptions
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.423% Semiannually	BARC	1/8/20	1.423%	417	9
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.420% Semiannually	GSCM	1/8/20	1.420%	417	9
10-Year Interest Rate Swap, Receives 3M USD LIBOR Quarterly, Pays 1.721% Semiannually	MSCS	1/22/20	1.721%	417	3
5-Year iTraxx Europe-S31-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/20/19	0.575%	10,350[18]	1
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/20/19	0.625%	635	—
5-Year CDX-NA-IG-S33-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	12/18/19	0.625%	827	1
					23
Total Options Purchased (Cost $79)					48
Total Investments (100.8%) (Cost $203,963)					209,708

24

Global Credit Bond Fund

Amount
($000)
Other Assets and Liabilities (-0.8%)
Other Assets	7,373
Liabilities	(9,093)
(1,720)
Net Assets (100%)	207,988

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	205,829
Affiliated Issuers	3,831
Options Purchased	48
Total Investments in Securities	209,708
Investment in Vanguard	10
Receivables for Investment Securities Sold	4,291
Receivables for Accrued Income	1,887
Receivables for Capital Shares Issued	530
Variation Margin Receivable—Futures Contracts	145
Variation Margin Receivable—CC Swap Contracts	7
Unrealized Appreciation—Forward Currency Contracts	279
Unrealized Appreciation—OTC Swap Contracts	32
Other Assets	192
Total Assets	217,081
Liabilities
Payables for Investment Securities Purchased	6,772
Payables for Capital Shares Redeemed	110
Payables to Vanguard	30
Options Written, at Value[19]	50
Variation Margin Payable—Futures Contracts	254
Variation Margin Payable—CC Swap Contracts	30
Unrealized Depreciation—Forward Currency Contracts	1,773
Unrealized Depreciation—OTC Swap Contracts	74
Total Liabilities	9,093
Net Assets	207,988

25

Global Credit Bond Fund

At October 31, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	193,721
Total Distributable Earnings (Loss)	14,267
Net Assets	207,988

Investor Shares—Net Assets
Applicable to 2,792,932 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,986
Net Asset Value Per Share—Investor Shares	$11.09

Admiral Shares—Net Assets
Applicable to 7,975,680 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	177,002
Net Asset Value Per Share—Admiral Shares	$22.19

•             See Note A in Notes to Financial Statements.

1            Face amount denominated in Australian dollars.

2            The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3            Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2019, the aggregate value of these securities was $26,533,000, representing 12.8% of net assets.

4            Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

5            Face amount denominated in euro.

6            Face amount denominated in Canadian dollars.

7            Face amount denominated in British pounds.

8            Face amount denominated in Japanese yen.

9            Face amount denominated in South African rand.

10     Guaranteed by multiple countries.

11     Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2019.

12     The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

13     Securities with a value of $1,101,000 have been segregated as initial margin for open futures contracts.

14     Securities with a value of $1,443,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.

15     Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.

16     Securities with a value of $138,000 have been segregated as initial margin for open centrally cleared swap contracts.

17     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

18     Notional amount denominated in euro.

19     Includes premiums received of $93,000.

BARC—Barclays Bank plc.

BNPSW—BNP Paribas.

CC—Centrally Cleared.

GSCM—Goldman Sachs Bank USA.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

LIBOR—London Interbank Offered Rate.

MSCS—Morgan Stanley Capital Services LLC.

OTC—Over-the-Counter.

26

Global Credit Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Options Written

				Notional	Market
	Expiration		Exercise	Amount	Value
	Date	Contracts	Price	($000)	($000)
Exchange-Traded Options
Put Options
2-Year U.S. Treasury Note Futures Contracts	11/22/19	52	$107.75	11,206	(11)

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
10-Year Interest Rate Swap,Receives 3M USD LIBOR Quarterly, Pays 1.360% Semiannually	JPMC	11/7/19	1.360%	961	—
5-Year iTraxx Europe-S31-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/20/19	0.500%	10,350[1]	(30)
5-Year CDX-NA-IG-S32-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/20/19	0.550%	635	(2)
5-Year CDX-NA-IG-S33-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	12/18/19	0.575%	827	(1)
					(33)

Put Swaptions
5-Year iTraxx Europe-S31-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/20/19	0.500%	10,350[1]	(4)
5-Year CDX-NA-IG-S32-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	11/20/19	0.550%	635	—
5-Year CDX-NA-IG-S33-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GSI	12/18/19	0.575%	827	(2)
					(6)
					(39)
Total Options Written (Premiums Received $93)					(50)

1 Notional amount denominated in euro.

GSI—Goldman Sachs International.

JPMC—JPMorgan Chase Bank, N.A.

27

Global Credit Bond Fund

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short )	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
2-Year U.S. Treasury Note	December 2019	74	15,955	5
30-Year U.S. Treasury Bond	December 2019	33	5,325	18
Euro-Bobl	December 2019	35	5,255	2
Euro-Schatz	December 2019	36	4,500	(5)
Euro-Bund	December 2019	17	3,257	5
Euro-Buxl	December 2019	9	2,108	(6)
10-Year Canadian Government Bond	December 2019	9	971	(22)
AUD 10-Year Treasury Bond	December 2019	3	302	—
				(3)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2019	(92)	(11,987)	141
Ultra 10-Year U.S. Treasury Note	December 2019	(76)	(10,800)	115
5-Year U.S. Treasury Note	December 2019	(63)	(7,510)	40
Euro-BTP	December 2019	(21)	(3,384)	6
Long Gilt	December 2019	(15)	(2,581)	(7)
AUD 3-Year Treasury Bond	December 2019	(13)	(1,034)	(1)
Ultra Long U.S. Treasury Bond	December 2019	(2)	(380)	—
				294
				291

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Barclays Bank plc	11/4/19	EUR	8,465	USD	9,411	32	—
BNP Paribas	7/22/22	JPY	249,482	USD	2,485	—	(148)
HSBC Bank USA, N.A.	11/4/19	EUR	1,558	USD	1,737	1	—
Goldman Sachs Bank USA	11/4/19	MXN	32,342	USD	1,691	—	(11)
Morgan Stanley Capital Services LLC	11/4/19	EUR	1,339	USD	1,481	13	—
BNP Paribas	11/4/19	EUR	1,171	USD	1,303	4	—
Morgan Stanley Capital Services LLC	11/4/19	GBP	928	USD	1,203	—	—
BNP Paribas	11/4/19	GBP	813	USD	1,046	7	—
Morgan Stanley Capital Services LLC	11/12/19	PEN	2,108	USD	625	5	—
Morgan Stanley Capital Services LLC	12/3/19	EUR	260	USD	290	—	—

28

Global Credit Bond Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan Securities LLC	12/18/19	JPY	21,620	USD	201	—	—
Goldman Sachs Bank USA	11/4/19	AUD	254	USD	175	1	—
Goldman Sachs Bank USA	12/18/19	NZD	179	USD	114	1	—
Goldman Sachs Bank USA	11/4/19	GBP	75	USD	95	2	—
Goldman Sachs Bank USA	12/18/19	JPY	10,040	USD	94	—	—
J.P. Morgan Securities LLC	12/18/19	AUD	108	USD	75	—	—
J.P. Morgan Securities LLC	12/18/19	NOK	449	USD	50	—	(1)
BNP Paribas	12/18/19	JPY	5,300	USD	50	—	(1)
BNP Paribas	12/18/19	CAD	66	USD	50	—	—
Barclays Bank plc	11/4/19	GBP	33	USD	43	—	—
Morgan Stanley Capital Services LLC	11/4/19	AUD	19	USD	13	—	—
Morgan Stanley Capital Services LLC	11/4/19	CAD	15	USD	11	—	—
Goldman Sachs Bank USA	12/18/19	NZD	100	AUD	93	—	(1)
Morgan Stanley Capital Services LLC	12/18/19	NOK	576	CAD	81	1	—
J.P. Morgan Securities LLC	12/18/19	GBP	17	CAD	27	1	—
Morgan Stanley Capital Services LLC	12/18/19	GBP	17	CAD	27	1	—
Goldman Sachs Bank USA	12/18/19	CAD	55	GBP	33	—	(1)
J.P. Morgan Securities LLC	12/18/19	CAD	41	NOK	285	—	—
J.P. Morgan Securities LLC	12/18/19	CAD	41	NOK	285	—	—
Morgan Stanley Capital Services LLC	11/4/19	USD	43,713	EUR	39,958	—	(864)
Morgan Stanley Capital Services LLC	11/4/19	USD	11,128	GBP	8,983	—	(509)
BNP Paribas	11/4/19	USD	6,476	GBP	5,036	—	(48)
J.P. Morgan Securities LLC	11/4/19	USD	4,952	GBP	3,822	1	—
Morgan Stanley Capital Services LLC	11/4/19	USD	3,999	AUD	5,905	—	(72)
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	148	—
BNP Paribas	11/4/19	USD	2,313	EUR	2,090	—	(18)
Morgan Stanley Capital Services LLC	11/4/19	USD	2,189	CAD	2,897	—	(10)
BNP Paribas	11/29/19	USD	1,749	CAD	2,320	—	(12)
BNP Paribas	11/4/19	USD	1,673	ZAR	24,441	56	—
Morgan Stanley Capital Services LLC	11/4/19	USD	1,486	MXN	29,510	—	(47)
Morgan Stanley Capital Services LLC	11/5/19	USD	1,079	JPY	116,378	1	—
HSBC Bank USA, N.A.	11/4/19	USD	1,015	GBP	781	3	—

29

Global Credit Bond Fund

Forward Currency Contracts (continued)
	Contract					Unrealized	Unrealized
	Settlement		Contract Amount (000)			Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital Services LLC	11/12/19	USD	650	PEN	2,200	—	(7)
BNP Paribas	11/4/19	USD	382	EUR	342	—	—
J.P. Morgan Securities LLC	11/4/19	USD	295	GBP	240	—	(16)
Goldman Sachs Bank USA	11/4/19	USD	194	EUR	176	—	(2)
Morgan Stanley Capital Services LLC	12/18/19	USD	144	JPY	15,415	1	—
Morgan Stanley Capital Services LLC	12/18/19	USD	126	NZD	196	—	—
Goldman Sachs Bank USA	12/18/19	USD	125	AUD	182	—	(1)
J.P. Morgan Securities LLC	12/18/19	USD	114	NZD	179	—	(1)
J.P. Morgan Securities LLC	12/18/19	USD	113	CAD	149	—	(1)
Morgan Stanley Capital Services LLC	12/18/19	USD	104	EUR	93	—	—
HSBC Bank USA, N.A.	11/4/19	USD	64	GBP	51	—	(2)
BNP Paribas	12/18/19	USD	49	NOK	449	—	—
Morgan Stanley Capital Services LLC	11/29/19	USD	35	CAD	47	—	—
Barclays Bank plc	12/18/19	USD	21	GBP	16	—	—
J.P. Morgan Securities LLC	11/4/19	USD	12	CAD	16	—	—
BNP Paribas	11/4/19	USD	10	CAD	14	—	—
Morgan Stanley Capital Services LLC	11/4/19	USD	3	NZD	5	—	—
Goldman Sachs Bank USA	11/4/19	USD	3	CAD	4	—	—
						279	(1,773)

AUD—Australian dollar.

CAD—Canadian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

MXN—Mexican peso.

NOK—Norwegian krone.

NZD—New Zealand dollar.

PEN—Peruvian sol.

USD—U.S. dollar.

ZAR—South African rand.

30

Global Credit Bond Fund

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date	(000)		(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S33-V1	12/20/24	USD	860	1.000	19	1
CDX-NA-IG-S33-V1	12/20/29	USD	435	1.000	(2)	2
						3

Credit Protection Purchased
CDX-NA-IG-S33-V1	12/20/22	USD	1,242	(1.000)	(27)	(2)
iTraxx Europe-S32-V1	12/20/24	EUR	340	(1.000)	(10)	—
						(2)
						1

1 Periodic premium received/paid quarterly.

EUR—euro.

USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody’s Rating
Republic of Turkey/Ba2	12/20/24	HSBCC	950	1.000	(103)	132	29	—

31

Global Credit Bond Fund

Over-the-Counter Credit Default Swaps (continued)
						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Received	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Paid)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Purchased
Deutsche Bank AG	12/20/24	GSI	1,050[2]	(1.000)	29	(29)	—	—
Federative Republic of Brazil	12/20/24	MSCS	900	(1.000)	9	(16)	—	(7)
Republic of Colombia	12/20/24	JPMC	4,000	(1.000)	(40)	16	—	(24)
Republic of Colombia	12/20/24	MSCS	350	(1.000)	(3)	1	—	(2)
Republic of Indonesia	6/20/24	BARC	500	(1.000)	(8)	3	—	(5)
Republic of South Africa	12/20/24	MSCS	850	(1.000)	35	(33)	2	—
Republic of Turkey	12/20/22	HSBCC	1,350	(1.000)	69	(105)	—	(36)
United Mexican States	12/20/24	GSI	950	(1.000)	(4)	5	1	—
					87	(158)	3	(74)
					(16)	(26)	32	(74)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.

2 Notional amount denominated in euro.

BARC—Barclays Bank plc.

GSI—Goldman Sachs International.

HSBCC—HSBC Bank USA, N.A.

JPMC—JPMorgan Chase Bank, N.A.

MSCS—Morgan Stanley Capital Services LLC.

32

Global Credit Bond Fund

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
	Effective	Amount	(Paid)[3]	(Paid)	Value	(Depreciation)
Termination Date	Date	($000)	(%)	(%)	($000)	($000)
12/19/22	12/18/19[1]	3,600[2]	(1.250)	0.000[4]	(70)	(6)
12/18/24	12/18/19[1]	2,600[2]	(0.500)	0.000[4]	41	(9)
12/18/26	12/18/19[1]	2,900[2]	(1.500)	0.000[4]	(188)	(17)
10/11/29	N/A	92	1.485	(1.984)[5]	(1)	(1)
10/15/29	N/A	177	1.555	(2.001)[5]	(1)	1
					(219)	(32)

1   Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.

2   Notional amount denominated in British pounds.

3   Fixed interest payment received/paid semiannually.

4   Based on 6M GBP LIBOR as of the most recent payment date. Floating interest payment received/paid semiannually.

5   Based on 3M USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

See accompanying Notes, which are an integral part of the Financial Statements.

33

Global Credit Bond Fund

Statement of Operations

November 15, 2018[1] to
October 31, 2019
($000)
Investment Income
Income
Interest[2]	4,641
Total Income	4,641
Expenses
The Vanguard Group—Note B
Investment Advisory Services	21
Management and Administrative—Investor Shares	68
Management and Administrative—Admiral Shares	245
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	7
Custodian Fees	34
Auditing Fees	17
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—Admiral Shares	1
Total Expenses	397
Expenses Paid Indirectly	(3)
Net Expenses	394
Net Investment Income	4,247
Realized Net Gain (Loss)
Investment Securities Sold[2]	8,740
Futures Contracts	(1,131)
Options Purchased	(10)
Options Written	34
Swap Contracts	(251)
Forward Currency Contracts	3,892
Foreign Currencies	(808)
Realized Net Gain (Loss)	10,466
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,776
Futures Contracts	291
Options Purchased	(31)
Options Written	43
Swap Contracts	(73)
Forward Currency Contracts	(1,494)
Foreign Currencies	(2)
Change in Unrealized Appreciation (Depreciation)	4,510
Net Increase (Decrease) in Net Assets Resulting from Operations	19,223

1   Inception.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $154,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Global Credit Bond Fund

Statement of Changes in Net Assets

November 15, 2018[1] to
October 31, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	4,247
Realized Net Gain (Loss)	10,466
Change in Unrealized Appreciation (Depreciation)	4,510
Net Increase (Decrease) in Net Assets Resulting from Operations	19,223
Distributions
Net Investment Income
Investor Shares	(573)
Admiral Shares	(3,184)
Realized Capital Gain
Investor Shares	—
Admiral Shares	—
Total Distributions	(3,757)
Capital Share Transactions
Investor Shares	28,602
Admiral Shares	163,920
Net Increase (Decrease) from Capital Share Transactions	192,522
Total Increase (Decrease)	207,988
Net Assets
Beginning of Period	—
End of Period	207,988
1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

35

Global Credit Bond Fund

Financial Highlights

Investor Shares

November 15, 2018[1] to
For a Share Outstanding Throughout the Period	October 31, 2019
Net Asset Value, Beginning of Period	$10.00
Investment Operations
Net Investment Income[2]	.287
Net Realized and Unrealized Gain (Loss) on Investments	1.045
Total from Investment Operations	1.332
Distributions
Dividends from Net Investment Income	(.242)
Distributions from Realized Capital Gains	—
Total Distributions	(.242)
Net Asset Value, End of Period	$11.09

Total Return[3]	13.46%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31
Ratio of Total Expenses to Average Net Assets	0.35%[4]
Ratio of Net Investment Income to Average Net Assets	2.78%[4]
Portfolio Turnover Rate	284%

1   Inception.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

36

Global Credit Bond Fund

Financial Highlights

Admiral Shares

November 15, 2018[1] to
For a Share Outstanding Throughout the Period	October 31, 2019
Net Asset Value, Beginning of Period	$20.00
Investment Operations
Net Investment Income[2]	.591
Net Realized and Unrealized Gain (Loss) on Investments	2.101
Total from Investment Operations	2.692
Distributions
Dividends from Net Investment Income	(.502)
Distributions from Realized Capital Gains	—
Total Distributions	(.502)
Net Asset Value, End of Period	$22.19

Total Return[3]	13.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$177
Ratio of Total Expenses to Average Net Assets	0.25%[4]
Ratio of Net Investment Income to Average Net Assets	2.88%[4]
Portfolio Turnover Rate	284%

1   Inception.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Global Credit Bond Fund

Notes to Financial Statements

Vanguard Global Credit Bond Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in securities denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.   The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market-or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse

38

Global Credit Bond Fund

is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the period ended October 31, 2019, the fund’s average investments in long and short futures contracts represented 21% and 20% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the period ended October 31, 2019, the fund’s average investment in forward currency contracts represented 72% of net assets, based on the average of notional amounts at each quarter-end during the period.

39

Global Credit Bond Fund

5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position

40

Global Credit Bond Fund

at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

During the period ended October 31, 2019, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 1% and 5% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The average amount of investments in interest rate swaps represented 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

6. Options: The fund invests in options contracts on futures and swaps to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that the value of the underlying investments may move in such a way that the option is out-of-the-money (the exercise price of the option exceeds the value of the underlying investment), the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that the value of the underlying investments may move in such a way that the option is in-the-money (the exercise price of the option exceeds the value of the underlying investment), the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-traded options on futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

The fund invests in options on swaps (swaptions), which are transacted over-the-counter (OTC) and not on an exchange. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

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Global Credit Bond Fund

Options on futures contracts are valued at their quoted daily settlement prices. Swaptions are valued daily based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased option is recorded in the Statement of Assets and Liabilities as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded in the Statement of Assets and Liabilities as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded in the Statement of Operations as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

During the period ended October 31, 2019, the fund’s average value of investments in options purchased and options written each represented less than 1% of net assets, based on the average market values at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.

	Assets	Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
	Statement of	Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable )	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Barclays Capital	43	(5)	38	—	—	38
BNP Paribas	220	(227)	(7)	65	—	—
Goldman Sachs	18	(55)	(37)	—	—	—
HSBC Bank USA, N.A.	33	(38)	(5)	—	—	—
JPMorgan	5	(43)	(38)	26	—	—
Morgan Stanley Capital Services LLC	35	(1,518)	(1,483)	1,352	—	—
Centrally Cleared Swap Contracts	7	(30)	(23)	138	—	—
Exchange-Traded Futures Contracts	145	(254)	(109)	1,101	—	—
Total	506	(2,170)	(1,664)	2,682	—	38

1   Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

2   Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.

3   Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.

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Global Credit Bond Fund

7. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended October 31, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

8. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2019, or at any time during the period then ended.

10. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.   In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2019, the fund had contributed to Vanguard capital in the amount of $10,000, representing less than 0.01% of the fund’s net assets and 0.00% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

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Global Credit Bond Fund

C.   The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended October 31, 2019, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of 0.00% of average net assets).

D.   Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	35,944	—
Corporate Bonds	—	159,244	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	6,430	—
Taxable Municipal Bonds	—	701	—
U.S. Government and Agency Obligations	—	3,510	—
Temporary Cash Investments	3,831	—	—
Options Purchased	5	43	—
Options Written	(11)	(39)	—
Futures Contracts—Assets[1]	145	—	—
Futures Contracts—Liabilities[1]	(254)	—	—
Forward Currency Contracts—Assets	—	279	—
Forward Currency Contracts—Liabilities	—	(1,773)	—
Swap Contracts—Assets	7[1]	32	—
Swap Contracts—Liabilities	(30)[1]	(74)	—
Total	3,693	204,297	—

1 Represents variation margin on the last day of the reporting period.

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Global Credit Bond Fund

E.   At October 31, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)	($000)
Options Purchased	46	—	2	48
Variation Margin Receivable—Futures Contracts	145	—	—	145
Variation Margin Receivable—CC Swap Contracts	7	—	—	7
Unrealized Appreciation—Forward Currency Contracts	—	279	—	279
Unrealized Appreciation—OTC Swap Contracts	—	—	32	32
Total Assets	198	279	34	511

Options Written	(11)	—	(39)	(50)
Variation Margin Payable—Futures Contracts	(254)	—	—	(254)
Variation Margin Payable—CC Swap Contracts	(29)	—	(1)	(30)
Unrealized Depreciation—Forward Currency Contracts	—	(1,773)	—	(1,773)
Unrealized Depreciation—OTC Swap Contracts	—	—	(74)	(74)
Total Liabilities	(294)	(1,773)	(114)	(2,181)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended October 31, 2019, were:

	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)	($000)
Futures Contracts	(1,131)	—	—	(1,131)
Options Purchased	(28)	20	(2)	(10)
Options Written	28	—	6	34
Swap Contracts	4	—	(255)	(251)
Forward Currency Contracts	—	3,892	—	3,892
Realized Net Gain (Loss) on Derivatives	(1,127)	3,912	(251)	2,534

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	291	—	—	291
Options Purchased	(12)	—	(19)	(31)
Options Written	16	—	27	43
Swap Contracts	(32)	—	(41)	(73)
Forward Currency Contracts	—	(1,494)	—	(1,494)
Change in Unrealized Appreciation (Depreciation) on Derivatives	263	(1,494)	(33)	(1,264)

45

Global Credit Bond Fund

F.   Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions, distributions in connection with fund share redemptions, and swap agreements were reclassified between the following accounts:

Amount
($000)
Paid-in Capital	1,199
Total Distributable Earnings (Loss)	(1,199)

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, forward currency contracts, and options, and the tax recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	9,145
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	—
Net Unrealized Gains (Losses)	5,123

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	204,534
Gross Unrealized Appreciation	6,063
Gross Unrealized Depreciation	(933)
Net Unrealized Appreciation (Depreciation)	5,130

G.   During the period ended October 31, 2019, the fund purchased $539,373,000 of investment securities and sold $358,045,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $30,555,000 and $27,333,000, respectively.

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Global Credit Bond Fund

H.   Capital share transactions for each class of shares were:

	November 15, 2018[1] to
	October 31, 2019
	Amount	Shares
	($000)	(000)
Investor Shares
Issued	60,830	5,921
Issued in Lieu of Cash Distributions	478	45
Redeemed	(32,706)	(3,173)
Net Increase (Decrease)—Investor Shares	28,602	2,793
Admiral Shares
Issued	201,821	9,744
Issued in Lieu of Cash Distributions	2,559	120
Redeemed	(40,460)	(1,888)
Net Increase (Decrease)—Admiral Shares	163,920	7,976

1 Inception.

I.    Management has determined that no events or transactions occurred subsequent to October 31, 2019, that would require recognition or disclosure in these financial statements.

47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Global Credit Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets and statement of assets and liabilities of Vanguard Global Credit Bond Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the “Fund”) as of October 31, 2019, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 15, 2018 (inception) through October 31, 2019 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations, changes in its net assets, and the financial highlights for the period November 15, 2018 (inception) through October 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 18, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

48

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays Global Aggregate Credit Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of Vanguard Global Credit Bond Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in Vanguard Global Credit Bond Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of Vanguard Global Credit Bond Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or Vanguard Global Credit Bond Fund or the owners of Vanguard Global Credit Bond Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with Vanguard Global Credit Bond Fund. Investors acquire Vanguard Global Credit Bond Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in Vanguard Global Credit Bond Fund. Vanguard Global Credit Bond Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in Vanguard Global Credit Bond Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of Vanguard Global Credit Bond Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of Vanguard Global Credit Bond Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of Vanguard Global Credit Bond Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of Vanguard Global Credit Bond Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of Vanguard Global Credit Bond Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of Vanguard Global Credit Bond Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO VANGUARD GLOBAL CREDIT BOND FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 213 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; trustee (2018–present) of The Shipley School.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), and the Lumina Foundation.

1   Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Director of the V Foundation and Oxfam America. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Board of advisors and investment committee member of the Museum of Fine Arts Boston. Board member (2018–present) of RIT Capital Partners (investment firm); investment committee member of Partners Health Care System.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director (2017–present) of i(x) Investments; director (2017–present) of Reserve Trust. Rubinstein Fellow (2017–present) of Duke University; trustee (2017–present) of Amherst College.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

John Bendl

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (October 2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).

David Cermak

Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (October 2019–present), chief financial officer (2008–2019), and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

John E. Schadl

Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (May 2019–present) of Vanguard Marketing Corporation.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

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Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q20250 122019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2019: $172,000
Fiscal Year Ended October 31, 2018: $142,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2019: $9,568,215
Fiscal Year Ended October 31, 2018: $9,734,277

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended October 31, 2019: $3,012,031
Fiscal Year Ended October 31, 2018: $5,581,336

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)        Tax Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)        All Other Fees.

Fiscal Year Ended October 31, 2019: $0
Fiscal Year Ended October 31, 2018: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)         For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2019: $357,238
Fiscal Year Ended October 31, 2018: $347,985

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)        For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  December 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2019

VANGUARD CHARLOTTE FUNDS

BY:	/s/ JOHN BENDL*

JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: December 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.